UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2008 to February 28, 2009

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 94.4%
	Consumer Discretionary - 11.9%

293,920	Amazon.com, Inc.*	$19,043,077
165,968	Apollo Group, Inc., Class A*	12,032,680
360,515	Bed Bath & Beyond, Inc.*	7,678,969
1,489,193	Comcast Corp., Class A	19,448,861
789,470	DIRECTV Group, Inc. (The)*	15,742,032
222,304	DISH Network Corp., Class A*	2,500,920
291,289	Expedia, Inc.*	2,321,573
193,925	Garmin Ltd.	3,319,996
148,917	Liberty Global, Inc., Class A*	1,827,212
561,734	Liberty Media Corp. - Interactive, Class A*	1,820,018
1,464,711	News Corp., Class A	8,143,793
138,448	O’Reilly Automotive, Inc.*	4,618,625
137,338	Ross Stores, Inc.	4,054,218
133,490	Sears Holdings Corp.*	4,907,092
494,657	Staples, Inc.	7,889,779
1,052,499	Starbucks Corp.*	9,630,366
171,285	Urban Outfitters, Inc.*	2,850,182
126,048	Wynn Resorts Ltd.*	2,640,706
		130,470,099
	Consumer Staples - 1.2%

234,716	Costco Wholesale Corp.	9,937,875
94,406	Hansen Natural Corp.*	3,141,832
		13,079,707
	Health Care - 19.0%

509,786	Amgen, Inc.*	24,943,829
327,394	Biogen Idec, Inc.*	15,073,220
468,977	Celgene Corp.*	20,977,341
68,815	Cephalon, Inc.*	4,513,576
147,606	DENTSPLY International, Inc.	3,412,651
227,936	Express Scripts, Inc.*	11,465,181
350,091	Genzyme Corp.*	21,331,045
925,609	Gilead Sciences, Inc.*	41,467,283
91,965	Henry Schein, Inc.*	3,373,276
278,096	Hologic, Inc.*	3,148,047
125,390	Illumina, Inc.*	3,928,469
40,334	Intuitive Surgical, Inc.*	3,668,781
181,131	Life Technologies Corp.*	5,279,969
120,359	Patterson Cos., Inc.*	2,174,887
118,378	Pharmaceutical Product Development, Inc.	2,839,888
739,075	Teva Pharmaceutical Industries Ltd. (ADR)	32,947,963
174,020	Vertex Pharmaceuticals, Inc.*	5,260,624
257,932	Warner Chilcott Ltd., Class A*	2,798,562
		208,604,592
	Industrials - 4.9%

172,631	CH Robinson Worldwide, Inc.	7,143,471
189,226	Cintas Corp.	3,839,395
214,895	Expeditors International of Washington, Inc.	5,920,357
146,583	Fastenal Co.	4,415,080
73,293	First Solar, Inc.*	7,750,002
136,073	Foster Wheeler AG*	2,046,538
130,002	J.B. Hunt Transport Services, Inc.	2,649,441
103,555	Joy Global, Inc.	1,808,070
419,638	PACCAR, Inc.	10,520,325
120,015	Ryanair Holdings plc (ADR)*	2,861,158
92,799	Stericycle, Inc.*	4,452,496
		53,406,333
	Information Technology - 56.3%

1,220,769	Activision Blizzard, Inc.*	12,244,313
537,166	Adobe Systems, Inc.*	8,970,672
167,277	Akamai Technologies, Inc.*	3,026,041
431,734	Altera Corp.	6,618,482
1,279,911	Apple, Inc.*	114,308,851
716,238	Applied Materials, Inc.	6,596,552
243,408	Autodesk, Inc.*	3,088,848
370,509	Automatic Data Processing, Inc.	12,652,882
27,256	Baidu, Inc. (ADR)*	4,042,610
420,716	Broadcom Corp., Class A*	6,920,778
513,862	CA, Inc.	8,709,961
218,501	Check Point Software Technologies*	4,800,467
2,159,365	Cisco Systems, Inc.*	31,461,948
222,789	Citrix Systems, Inc.*	4,584,998
292,949	Cognizant Technology Solutions Corp., Class A*	5,390,262
738,434	Dell, Inc.*	6,298,842
983,103	eBay, Inc.*	10,686,330
333,920	Electronic Arts, Inc.*	5,446,235
206,789	Fiserv, Inc.*	6,745,457
906,547	Flextronics International Ltd.*	1,867,487
150,086	FLIR Systems, Inc.*	3,063,255
150,437	Google, Inc., Class A*	50,846,202
150,385	IAC/InterActiveCorp*	2,245,248
116,082	Infosys Technologies Ltd. (ADR)	2,809,184
2,010,529	Intel Corp.	25,614,139
416,192	Intuit, Inc.*	9,485,016
358,174	Juniper Networks, Inc.*	5,089,653
211,246	Kla-Tencor Corp.	3,643,993
133,192	Lam Research Corp.*	2,605,236
305,922	Linear Technology Corp.	6,669,100
179,899	Logitech International S.A. (Registered)*	1,539,935
601,807	Marvell Technology Group Ltd.*	4,519,571
321,119	Maxim Integrated Products, Inc.	3,885,540
156,101	Microchip Technology, Inc.	2,930,016
3,160,369	Microsoft Corp.	51,039,959
356,391	NetApp, Inc.*	4,789,895
544,415	Nvidia Corp.*	4,507,756
2,218,609	Oracle Corp.*	34,477,184
353,329	Paychex, Inc.	7,794,438
2,061,069	QUALCOMM, Inc.	68,901,537
584,043	Research In Motion Ltd.*	23,326,677
502,651	Seagate Technology	2,161,399
331,655	Sun Microsystems, Inc.*	1,552,145
902,410	Symantec Corp.*	12,480,330
188,851	VeriSign, Inc.*	3,650,490
375,097	Xilinx, Inc.	6,631,715
688,613	Yahoo!, Inc.*	9,110,350
		619,831,979
	Materials - 0.5%

124,288	Sigma-Aldrich Corp.	4,437,082
193,424	Steel Dynamics, Inc.	1,615,090
		6,052,172
	Telecommunication Services - 0.6%

108,146	Millicom International Cellular S.A.	4,257,708
166,294	NII Holdings, Inc.*	2,130,226
		6,387,934
	Total Common Stocks (Cost $1,298,394,601)	1,037,832,816

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements - 15.8%
$15,973,379	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $15,973,725 (b)	$15,973,379
12,778,703	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $12,779,274 (c)	12,778,703
2,359,696	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $2,359,745 (d)	2,359,696
2,555,741	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,555,796 (e)	2,555,741
12,778,704	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $12,779,400 (f)	12,778,704
12,778,704	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $12,778,992 (g)	12,778,704
25,557,407	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $25,558,898 (h)	25,557,407
6,389,352	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,389,490 (i)	6,389,352
38,336,111	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $38,336,974 (j)	38,336,111
6,389,352	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $6,389,464(k)	6,389,352
38,441,432	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $38,442,265(l)	38,441,432
	Total Repurchase Agreements (Cost $174,338,581)	174,338,581
	Total Investments (Cost $1,472,733,182) — 110.2%	1,212,171,397
	Liabilities in excess of other assets — (10.2)%	(111,926,139)
	Net Assets — 100.0%	$1,100,245,258

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $16,292,847. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $13,034,309. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $2,406,947. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $2,606,878. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $13,034,344. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $13,034,284. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $26,068,589. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $6,517,175. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $39,102,866. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $6,517,146. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $39,210,294. The investment in the repurchase agreement was through participation in a pooled account.

ADR                     American Depositary Receipt

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(604,533,882)
Net unrealized depreciation	$(604,533,882)
Federal income tax cost of investments	$1,816,705,279

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini NASDAQ-100® Futures Contracts	4,150	03/20/09	$92,773,250	$(4,468,085)

Cash collateral in the amount of $12,662,739 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	$236,360,652	$(24,336,752)

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	245,810,240	(30,347,150)

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	259,037,756	(56,874,827)

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	329,356,221	(15,324,559)

		$1,070,564,869	$(126,883,288)

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) -90.6%
	Consumer Discretionary - 9.4%

757,268	General Motors Corp.	$1,703,853
757,268	Home Depot, Inc.	15,819,329
757,268	McDonald’s Corp.	39,567,253
757,268	Walt Disney Co. (The)	12,699,384
		69,789,819
	Consumer Staples - 16.5%

757,268	Coca-Cola Co. (The)	30,934,398
757,268	Kraft Foods, Inc., Class A	17,250,565
757,268	Procter & Gamble Co.	36,477,600
757,268	Wal-Mart Stores, Inc.	37,287,876
		121,950,439
	Energy - 13.1%

757,268	Chevron Corp.	45,973,740
757,268	Exxon Mobil Corp.	51,418,497
		97,392,237
	Financials - 4.1%

757,268	American Express Co.	9,132,652
757,268	Bank of America Corp.	2,991,208
757,268	Citigroup, Inc.	1,135,902
757,268	JPMorgan Chase & Co.	17,303,574
		30,563,336
	Health Care - 8.8%

757,268	Johnson & Johnson	37,863,400
757,268	Merck & Co., Inc.	18,325,886
757,268	Pfizer, Inc.	9,321,969
		65,511,255
	Industrials - 15.4%

757,268	3M Co.	34,425,403
757,268	Boeing Co.	23,808,506
757,268	Caterpillar, Inc.	18,636,366
757,268	General Electric Co.	6,444,351
757,268	United Technologies Corp.	30,919,252
		114,233,878
	Information Technology - 15.3%

757,268	Hewlett-Packard Co.	21,983,490
757,268	Intel Corp.	9,647,595
757,268	International Business Machines Corp.	69,691,374
757,268	Microsoft Corp.	12,229,878
		113,552,337
	Materials - 2.6%

757,268	Alcoa, Inc.	4,717,779
757,268	EI Du Pont de Nemours & Co.	14,206,348
		18,924,127
	Telecommunication Services - 5.4%

757,268	AT&T, Inc.	18,000,260
757,268	Verizon Communications, Inc.	21,604,856
		39,605,116
	Total Common Stocks (Cost $861,565,276)	671,522,544

Principal Amount
	Repurchase Agreements - 25.0%
$16,983,936	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $16,984,304 (b)	16,983,936
13,587,149	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $13,587,757 (c)	13,587,149
2,508,982	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $2,509,034 (d)	2,508,982
2,717,430	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,717,489 (e)	2,717,430
13,587,149	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $13,587,889 (f)	13,587,149
13,587,149	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $13,587,455 (g)	13,587,149
27,174,298	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $27,175,883 (h)	27,174,298
6,793,574	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,793,721 (i)	6,793,574
40,761,447	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $40,762,364 (j)	40,761,447
6,793,574	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $6,793,693(k)	6,793,574
40,873,433	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $40,874,319(l)	40,873,433
	Total Repurchase Agreements (Cost $185,368,121)	185,368,121
	Total Investments (Cost $1,046,933,397) — 115.6%	856,890,665
	Liabilities in excess of other assets — (15.6)%	(115,428,634)
	Net Assets — 100.0%	$741,462,031

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $17,323,615. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $13,858,925. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $2,559,223. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $2,771,802. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $13,858,962. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $13,858,898. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $27,717,820. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $6,929,484. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $41,576,711. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $6,929,453. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $41,690,937. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$591,885
Aggregate gross unrealized depreciation	(285,784,141)
Net unrealized depreciation	$(285,192,256)
Federal income tax cost of investments	$1,142,082,921

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini Dow Jones Futures Contracts	1,537	03/20/09	$54,217,675	$(6,390,469)

Cash collateral in the amount of $9,812,484 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	03/06/09	$154,362,386	$(28,302,103)

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	03/06/09	230,848,407	(37,391,858)

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	03/06/09	374,507,159	(64,541,062)

		$759,717,952	$(130,235,023)

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 91.2%
	Consumer Discretionary - 7.7%

36,939	Abercrombie & Fitch Co., Class A	$812,289
136,921	Amazon.com, Inc.*	8,871,112
45,324	Apollo Group, Inc., Class A*	3,285,990
45,918	AutoNation, Inc.*	458,262
16,207	AutoZone, Inc.*	2,305,122
110,398	Bed Bath & Beyond, Inc.*	2,351,477
143,663	Best Buy Co., Inc.	4,140,368
34,937	Big Lots, Inc.*	541,873
25,595	Black & Decker Corp.	605,834
186,001	Carnival Corp.	3,638,180
289,371	CBS Corp., Class B	1,235,614
52,904	Centex Corp.	328,534
139,092	Coach, Inc.*	1,944,506
1,225,368	Comcast Corp., Class A	16,003,306
117,235	D.R. Horton, Inc.	990,636
59,097	Darden Restaurants, Inc.	1,603,893
232,443	DIRECTV Group, Inc. (The)*	4,634,913
114,288	Eastman Kodak Co.	364,579
89,139	Expedia, Inc.*	710,438
59,521	Family Dollar Stores, Inc.	1,633,256
1,016,474	Ford Motor Co.*	2,032,948
63,675	Fortune Brands, Inc.	1,512,281
69,648	GameStop Corp., Class A*	1,874,924
97,003	Gannett Co., Inc.	314,290
198,515	Gap, Inc. (The)	2,141,977
259,790	General Motors Corp.	584,527
67,882	Genuine Parts Co.	1,910,199
102,644	Goodyear Tire & Rubber Co. (The)*	455,739
144,157	H&R Block, Inc.	2,753,399
99,083	Harley-Davidson, Inc.	1,000,738
25,043	Harman International Industries, Inc.	265,957
52,724	Hasbro, Inc.	1,206,852
721,434	Home Depot, Inc.	15,070,756
125,330	International Game Technology	1,105,411
202,787	Interpublic Group of Cos., Inc.*	772,618
94,490	J.C. Penney Co., Inc.	1,448,532
252,870	Johnson Controls, Inc.	2,877,661
35,519	Jones Apparel Group, Inc.	95,546
32,051	KB Home	285,254
129,740	Kohl’s Corp.*	4,559,064
66,325	Leggett & Platt, Inc.	758,095
60,152	Lennar Corp., Class A	401,815
115,171	Limited Brands, Inc.	885,665
623,754	Lowe’s Cos., Inc.	9,880,263
179,015	Macy’s, Inc.	1,408,848
124,825	Marriott International, Inc., Class A	1,767,522
152,422	Mattel, Inc.	1,804,676
474,298	McDonald’s Corp.	24,782,071
133,860	McGraw-Hill Cos., Inc. (The)	2,641,058
15,413	Meredith Corp.	198,057
49,535	New York Times Co. (The), Class A	204,580
117,963	Newell Rubbermaid, Inc.	666,491
978,749	News Corp., Class A	5,441,844
166,917	NIKE, Inc., Class B	6,932,063
67,862	Nordstrom, Inc.	914,101
116,983	Office Depot, Inc.*	122,832
132,315	Omnicom Group, Inc.	3,179,529
23,888	Polo Ralph Lauren Corp.	823,419
90,925	Pulte Homes, Inc.	834,691
53,217	RadioShack Corp.	390,081
38,423	Scripps Networks Interactive, Inc., Class A	765,002
23,621	Sears Holdings Corp.*	868,308
41,747	Sherwin-Williams Co. (The)	1,918,275
24,444	Snap-On, Inc.	576,634
33,570	Stanley Works (The)	898,333
303,514	Staples, Inc.	4,841,048
312,957	Starbucks Corp.*	2,863,557
77,948	Starwood Hotels & Resorts Worldwide, Inc.	903,417
320,330	Target Corp.	9,068,542
52,326	Tiffany & Co.	996,287
1,526,729	Time Warner, Inc.	11,648,942
177,137	TJX Cos., Inc.	3,944,841
37,429	VF Corp.	1,942,565
261,012	Viacom, Inc., Class B*	4,016,975
787,734	Walt Disney Co. (The)	13,210,299
2,516	Washington Post Co. (The), Class B	906,993
31,249	Whirlpool Corp.	694,665
75,521	Wyndham Worldwide Corp.	278,672
26,136	Wynn Resorts Ltd.*	547,549
196,756	Yum! Brands, Inc.	5,170,748
		228,828,208
	Consumer Staples - 12.2%

876,733	Altria Group, Inc.	13,536,758
272,978	Archer-Daniels-Midland Co.	7,277,593
181,292	Avon Products, Inc.	3,188,926
41,697	Brown-Forman Corp., Class B	1,792,137
87,616	Campbell Soup Co.	2,345,480
59,093	Clorox Co.	2,871,920
846,657	Coca-Cola Co. (The)	34,585,938
134,977	Coca-Cola Enterprises, Inc.	1,549,536
214,706	Colgate-Palmolive Co.	12,921,007
190,181	ConAgra Foods, Inc.	2,867,929
82,851	Constellation Brands, Inc., Class A*	1,081,206
183,649	Costco Wholesale Corp.	7,775,699
611,251	CVS Caremark Corp.	15,733,601
65,568	Dean Foods Co.*	1,340,866
107,853	Dr Pepper Snapple Group, Inc.*	1,515,335
49,278	Estee Lauder Cos., Inc. (The), Class A	1,116,147
142,189	General Mills, Inc.	7,462,079
133,836	H. J. Heinz Co.	4,372,422
70,585	Hershey Co. (The)	2,378,009
50,423	J. M. Smucker Co. (The)	1,871,702
107,223	Kellogg Co.	4,173,119
176,013	Kimberly-Clark Corp.	8,291,972
625,095	Kraft Foods, Inc., Class A	14,239,664
277,667	Kroger Co. (The)	5,739,377
71,517	Lorillard, Inc.	4,179,453
55,286	McCormick & Co., Inc. (Non-Voting)	1,733,216
63,320	Molson Coors Brewing Co., Class B	2,230,764
57,392	Pepsi Bottling Group, Inc.	1,061,752
660,861	PepsiCo, Inc.	31,813,849
861,012	Philip Morris International, Inc.	28,818,072
1,270,537	Procter & Gamble Co.	61,201,767
72,070	Reynolds American, Inc.	2,420,111
182,441	Safeway, Inc.	3,375,158
300,790	Sara Lee Corp.	2,319,091
90,149	SUPERVALU, Inc.	1,407,226

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
254,954	Sysco Corp.	$5,481,511
128,452	Tyson Foods, Inc., Class A	1,082,850
421,175	Walgreen Co.	10,049,235
951,364	Wal-Mart Stores, Inc.	46,845,163
59,772	Whole Foods Market, Inc.	726,230
		364,773,870
	Energy - 12.6%

195,420	Anadarko Petroleum Corp.	6,829,929
142,561	Apache Corp.	8,423,929
130,930	Baker Hughes, Inc.	3,837,558
124,358	BJ Services Co.	1,202,542
44,012	Cabot Oil & Gas Corp.	896,524
93,486	Cameron International Corp.*	1,802,410
230,121	Chesapeake Energy Corp.	3,599,092
864,594	Chevron Corp.	52,489,502
634,425	ConocoPhillips	23,695,774
77,188	CONSOL Energy, Inc.	2,103,373
188,017	Devon Energy Corp.	8,210,702
29,589	Diamond Offshore Drilling, Inc.	1,853,455
298,382	El Paso Corp.	2,014,078
60,371	ENSCO International, Inc.	1,483,919
106,328	EOG Resources, Inc.	5,320,653
2,164,477	Exxon Mobil Corp.	146,967,988
380,449	Halliburton Co.	6,205,123
120,680	Hess Corp.	6,599,989
300,259	Marathon Oil Corp.	6,987,027
36,241	Massey Energy Co.	418,584
81,057	Murphy Oil Corp.	3,388,993
121,073	Nabors Industries Ltd.*	1,175,619
177,544	National Oilwell Varco, Inc.*	4,745,751
112,384	Noble Corp.	2,763,523
73,494	Noble Energy, Inc.	3,346,917
344,641	Occidental Petroleum Corp.	17,876,529
113,304	Peabody Energy Corp.	2,681,906
50,105	Pioneer Natural Resources Co.	731,032
66,154	Range Resources Corp.	2,353,098
48,034	Rowan Cos., Inc.	581,692
509,016	Schlumberger Ltd.	19,373,149
93,133	Smith International, Inc.	2,000,497
146,102	Southwestern Energy Co.*	4,203,355
260,173	Spectra Energy Corp.	3,382,249
49,696	Sunoco, Inc.	1,662,331
58,987	Tesoro Corp.	870,648
219,561	Valero Energy Corp.	4,255,092
246,133	Williams Cos., Inc.	2,781,303
245,460	XTO Energy, Inc.	7,771,264
		376,887,099
	Financials - 9.0%

198,451	Aflac, Inc.	3,326,039
228,053	Allstate Corp. (The)	3,838,132
87,946	American Capital Ltd.	118,727
493,545	American Express Co.	5,952,153
1,144,221	American International Group, Inc.	480,573
92,147	Ameriprise Financial, Inc.	1,468,823
114,836	AON Corp.	4,391,329
50,098	Apartment Investment & Management Co., Class A (REIT)	261,512
50,075	Assurant, Inc.	1,021,530
33,960	AvalonBay Communities, Inc. (REIT)	1,440,583
2,720,870	Bank of America Corp.	10,747,436
488,355	Bank of New York Mellon Corp. (The)	10,826,830
235,112	BB&T Corp.	3,792,357
51,460	Boston Properties, Inc. (REIT)	1,908,651
166,639	Capital One Financial Corp.	2,008,000
94,841	CB Richard Ellis Group, Inc., Class A*	274,090
398,163	Charles Schwab Corp. (The)	5,060,652
151,412	Chubb Corp.	5,911,124
69,116	Cincinnati Financial Corp.	1,419,643
154,480	CIT Group, Inc.	378,476
2,318,976	Citigroup, Inc.	3,478,464
28,494	CME Group, Inc.	5,197,306
64,055	Comerica, Inc.	961,465
51,242	Developers Diversified Realty Corp. (REIT)	151,164
204,274	Discover Financial Services	1,170,490
239,537	E*Trade Financial Corp.*	191,630
115,678	Equity Residential (REIT)	2,035,933
37,642	Federated Investors, Inc., Class B	709,928
245,738	Fifth Third Bancorp	518,507
87,282	First Horizon National Corp.	800,376
64,375	Franklin Resources, Inc.	2,948,375
184,307	Genworth Financial, Inc., Class A	223,011
188,179	Goldman Sachs Group, Inc. (The)	17,139,343
138,368	Hartford Financial Services Group, Inc.	844,045
107,525	HCP, Inc. (REIT)	1,964,482
46,383	Health Care REIT, Inc. (REIT)	1,427,205
222,412	Host Hotels & Resorts, Inc. (REIT)	822,924
221,868	Hudson City Bancorp, Inc.	2,300,771
155,762	Huntington Bancshares, Inc./OH	227,412
30,813	IntercontinentalExchange, Inc.*	1,749,254
163,838	Invesco Ltd.	1,872,668
67,150	Janus Capital Group, Inc.	296,131
1,588,296	JPMorgan Chase & Co.	36,292,564
210,754	KeyCorp	1,477,385
97,371	Kimco Realty Corp. (REIT)	861,733
60,414	Legg Mason, Inc.	775,112
75,318	Leucadia National Corp.*	1,101,902
108,993	Lincoln National Corp.	936,250
154,036	Loews Corp.	3,057,615
32,910	M&T Bank Corp.	1,204,506
218,845	Marsh & McLennan Cos., Inc.	3,923,891
110,648	Marshall & Ilsley Corp.	506,768
80,204	MBIA, Inc.*	219,759
337,580	MetLife, Inc.	6,231,727
82,676	Moody’s Corp.	1,484,034
451,940	Morgan Stanley	8,830,908
57,874	NASDAQ OMX Group, Inc. (The)*	1,209,567
94,856	Northern Trust Corp.	5,269,251
112,725	NYSE Euronext	1,902,798
148,076	People’s United Financial, Inc.	2,578,003
70,972	Plum Creek Timber Co., Inc. (REIT)	1,861,596
182,134	PNC Financial Services Group, Inc.	4,979,544
110,339	Principal Financial Group, Inc.	881,609
287,463	Progressive Corp. (The)*	3,325,947
112,998	ProLogis (REIT)	654,258
180,429	Prudential Financial, Inc.	2,960,840

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
53,335	Public Storage (REIT)	$2,959,026
294,429	Regions Financial Corp.	1,006,947
96,122	Simon Property Group, Inc. (REIT)	3,181,638
198,855	SLM Corp.*	914,733
183,767	State Street Corp.	4,643,792
150,742	SunTrust Banks, Inc.	1,813,426
109,948	T. Rowe Price Group, Inc.	2,500,217
36,198	Torchmark Corp.	745,679
248,707	Travelers Cos., Inc. (The)	8,990,758
746,725	U.S. Bancorp	10,685,635
140,859	Unum Group	1,433,945
58,399	Vornado Realty Trust (REIT)	1,911,399
1,795,838	Wells Fargo & Co.	21,729,640
140,723	XL Capital Ltd., Class A	465,793
49,065	Zions Bancorporation	459,739
		267,627,478
	Health Care - 14.2%

660,309	Abbott Laboratories	31,259,028
196,140	Aetna, Inc.	4,681,862
130,922	Allergan, Inc.	5,071,918
66,333	AmerisourceBergen Corp.	2,106,736
450,932	Amgen, Inc.*	22,064,103
263,807	Baxter International, Inc.	13,430,414
103,455	Becton, Dickinson & Co.	6,402,830
124,284	Biogen Idec, Inc.*	5,722,035
639,045	Boston Scientific Corp.*	4,486,096
842,472	Bristol-Myers Squibb Co.	15,509,909
153,062	Cardinal Health, Inc.	4,966,862
195,056	Celgene Corp.*	8,724,855
29,110	Cephalon, Inc.*	1,909,325
116,971	CIGNA Corp.	1,843,463
63,278	Coventry Health Care, Inc.*	728,963
214,223	Covidien Ltd.	6,784,442
42,228	CR Bard, Inc.	3,389,219
44,199	DaVita, Inc.*	2,073,817
63,268	DENTSPLY International, Inc.	1,462,756
425,790	Eli Lilly & Co.	12,509,710
105,244	Express Scripts, Inc.*	5,293,773
128,139	Forest Laboratories, Inc.*	2,747,300
115,144	Genzyme Corp.*	7,015,724
391,456	Gilead Sciences, Inc.*	17,537,229
67,949	Hospira, Inc.*	1,576,417
71,793	Humana, Inc.*	1,699,340
77,470	IMS Health, Inc.	969,924
16,625	Intuitive Surgical, Inc.*	1,512,210
1,180,685	Johnson & Johnson	59,034,250
104,826	King Pharmaceuticals, Inc.*	769,423
45,967	Laboratory Corp. of America Holdings*	2,528,645
73,417	Life Technologies Corp.*	2,140,105
117,418	McKesson Corp.	4,816,486
211,889	Medco Health Solutions, Inc.*	8,598,456
475,912	Medtronic, Inc.	14,082,236
899,646	Merck & Co., Inc.	21,771,433
23,454	Millipore Corp.*	1,291,377
129,733	Mylan, Inc.*	1,612,581
38,786	Patterson Cos., Inc.*	700,863
50,278	PerkinElmer, Inc.	647,581
2,869,438	Pfizer, Inc.	35,322,782
67,394	Quest Diagnostics, Inc.	3,088,667
691,656	Schering-Plough Corp.	12,027,898
146,356	St. Jude Medical, Inc.*	4,853,165
103,039	Stryker Corp.	3,469,323
176,735	Tenet Healthcare Corp.*	196,176
178,730	Thermo Fisher Scientific, Inc.*	6,480,750
514,024	UnitedHealth Group, Inc.	10,100,572
52,876	Varian Medical Systems, Inc.*	1,613,247
41,794	Waters Corp.*	1,471,985
44,536	Watson Pharmaceuticals, Inc.*	1,259,033
216,628	WellPoint, Inc.*	7,348,022
566,662	Wyeth	23,131,143
95,644	Zimmer Holdings, Inc.*	3,349,453
		425,185,912
	Industrials - 8.9%

294,857	3M Co.	13,404,199
45,207	Avery Dennison Corp.	910,921
311,798	Boeing Co.	9,802,929
119,446	Burlington Northern Santa Fe Corp.	7,019,841
256,676	Caterpillar, Inc.	6,316,796
72,137	CH Robinson Worldwide, Inc.	2,985,029
55,879	Cintas Corp.	1,133,785
73,730	Cooper Industries Ltd., Class A	1,554,966
167,894	CSX Corp.	4,143,624
85,730	Cummins, Inc.	1,783,184
108,913	Danaher Corp.	5,528,424
181,725	Deere & Co.	4,995,620
79,054	Dover Corp.	1,971,607
22,994	Dun & Bradstreet Corp.	1,700,866
70,124	Eaton Corp.	2,534,983
326,421	Emerson Electric Co.	8,731,762
53,869	Equifax, Inc.	1,158,183
90,273	Expeditors International of Washington, Inc.	2,487,021
54,901	Fastenal Co.	1,653,618
132,498	FedEx Corp.	5,725,239
24,004	Flowserve Corp.	1,211,482
77,317	Fluor Corp.	2,570,790
165,990	General Dynamics Corp.	7,273,682
4,469,400	General Electric Co.	38,034,594
52,322	Goodrich Corp.	1,733,951
309,043	Honeywell International, Inc.	8,291,624
167,467	Illinois Tool Works, Inc.	4,655,583
135,666	Ingersoll-Rand Co., Ltd., Class A	1,923,744
73,786	Iron Mountain, Inc.*	1,370,944
77,352	ITT Corp.	2,889,097
52,225	Jacobs Engineering Group, Inc.*	1,762,071
50,824	L-3 Communications Holdings, Inc.	3,438,244
141,623	Lockheed Martin Corp.	8,937,828
55,434	Manitowoc Co., Inc. (The)	227,279
153,181	Masco Corp.	788,882
52,372	Monster Worldwide, Inc.*	345,131
157,604	Norfolk Southern Corp.	4,999,199
139,099	Northrop Grumman Corp.	5,196,739
154,347	PACCAR, Inc.	3,869,479
50,266	Pall Corp.	1,194,823
68,607	Parker Hannifin Corp.	2,289,416
87,776	Pitney Bowes, Inc.	1,693,199
59,397	Precision Castparts Corp.	3,292,376
87,158	R.R. Donnelley & Sons Co.	678,961
176,141	Raytheon Co.	7,040,356
136,613	Republic Services, Inc.	2,718,599
66,074	Robert Half International, Inc.	1,015,557
60,238	Rockwell Automation, Inc.	1,210,784
67,339	Rockwell Collins, Inc.	2,100,977
23,610	Ryder System, Inc.	539,725
314,837	Southwest Airlines Co.	1,854,390
36,432	Stericycle, Inc.*	1,748,007

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
102,564	Textron, Inc.	$579,487
201,327	Tyco International Ltd.	4,036,606
215,568	Union Pacific Corp.	8,088,111
423,512	United Parcel Service, Inc., Class B	17,440,224
404,587	United Technologies Corp.	16,519,287
208,749	Waste Management, Inc.	5,636,223
27,627	WW Grainger, Inc.	1,827,802
		266,567,850
	Information Technology - 15.9%

225,988	Adobe Systems, Inc.*	3,774,000
258,892	Advanced Micro Devices, Inc.*	564,385
41,558	Affiliated Computer Services, Inc., Class A*	1,937,850
148,910	Agilent Technologies, Inc.*	2,065,382
72,105	Akamai Technologies, Inc.*	1,304,379
126,446	Altera Corp.	1,938,417
74,894	Amphenol Corp., Class A	1,903,805
123,847	Analog Devices, Inc.	2,308,508
378,320	Apple, Inc.*	33,787,759
570,972	Applied Materials, Inc.	5,258,652
96,321	Autodesk, Inc.*	1,222,313
216,170	Automatic Data Processing, Inc.	7,382,205
79,836	BMC Software, Inc.*	2,365,541
188,999	Broadcom Corp., Class A*	3,109,034
167,658	CA, Inc.	2,841,803
38,528	Ciena Corp.*	206,895
2,491,468	Cisco Systems, Inc.*	36,300,689
77,378	Citrix Systems, Inc.*	1,592,439
123,845	Cognizant Technology Solutions Corp., Class A*	2,278,748
64,468	Computer Sciences Corp.*	2,239,618
104,834	Compuware Corp.*	619,569
51,883	Convergys Corp.*	334,645
661,425	Corning, Inc.	6,978,034
736,422	Dell, Inc.*	6,281,680
456,449	eBay, Inc.*	4,961,601
136,545	Electronic Arts, Inc.*	2,227,049
868,470	EMC Corp.*	9,118,935
80,954	Fidelity National Information Services, Inc.	1,416,695
68,193	Fiserv, Inc.*	2,224,456
59,179	FLIR Systems, Inc.*	1,207,843
101,773	Google, Inc., Class A*	34,398,256
57,256	Harris Corp.	2,134,504
1,042,144	Hewlett-Packard Co.	30,253,440
2,366,816	Intel Corp.	30,153,236
571,684	International Business Machines Corp.	52,612,078
136,206	Intuit, Inc.*	3,104,135
89,650	Jabil Circuit, Inc.	371,151
93,622	JDS Uniphase Corp.*	258,397
224,690	Juniper Networks, Inc.*	3,192,845
71,994	Kla-Tencor Corp.	1,241,896
33,407	Lexmark International, Inc., Class A*	572,596
94,302	Linear Technology Corp.	2,055,784
274,499	LSI Corp.*	796,047
30,866	Mastercard, Inc., Class A	4,877,754
64,961	McAfee, Inc.*	1,815,660
95,595	MEMC Electronic Materials, Inc.*	1,434,881
77,478	Microchip Technology, Inc.	1,454,262
325,023	Micron Technology, Inc.*	1,046,574
3,255,465	Microsoft Corp.	52,575,760
59,994	Molex, Inc.	682,132
964,407	Motorola, Inc.	3,394,713
83,023	National Semiconductor Corp.	904,951
140,453	NetApp, Inc.*	1,887,688
146,814	Novell, Inc.*	463,932
41,615	Novellus Systems, Inc.*	530,591
228,559	Nvidia Corp.*	1,892,469
1,666,942	Oracle Corp.*	25,904,279
136,639	Paychex, Inc.	3,014,256
54,234	QLogic Corp.*	500,037
704,448	QUALCOMM, Inc.	23,549,697
44,665	Salesforce.com, Inc.*	1,250,620
96,217	SanDisk Corp.*	857,293
314,222	Sun Microsystems, Inc.*	1,470,559
355,740	Symantec Corp.*	4,919,884
169,431	Tellabs, Inc.*	643,838
74,996	Teradata Corp.*	1,159,438
72,172	Teradyne, Inc.*	298,070
551,696	Texas Instruments, Inc.	7,916,838
83,818	Total System Services, Inc.	1,054,430
194,811	Tyco Electronics Ltd.	1,846,808
82,593	VeriSign, Inc.*	1,596,523
304,572	Western Union Co. (The)	3,399,024
368,287	Xerox Corp.	1,907,727
116,573	Xilinx, Inc.	2,061,011
590,528	Yahoo!, Inc.*	7,812,685
		475,021,678
	Materials - 2.9%

89,180	Air Products & Chemicals, Inc.	4,124,575
47,721	AK Steel Holding Corp.	294,916
340,410	Alcoa, Inc.	2,120,754
41,034	Allegheny Technologies, Inc.	807,139
40,189	Ball Corp.	1,619,215
42,424	Bemis Co., Inc.	787,814
24,136	CF Industries Holdings, Inc.	1,552,669
393,187	Dow Chemical Co. (The)	2,815,219
30,938	Eastman Chemical Co.	635,467
71,344	Ecolab, Inc.	2,267,312
383,969	EI Du Pont de Nemours & Co.	7,203,258
174,934	Freeport-McMoRan Copper & Gold, Inc.	5,321,492
33,508	International Flavors & Fragrances, Inc.	881,595
181,952	International Paper Co.	1,035,307
72,603	MeadWestvaco Corp.	678,112
233,097	Monsanto Co.	17,778,308
206,033	Newmont Mining Corp.	8,577,154
133,633	Nucor Corp.	4,496,750
71,061	Owens-Illinois, Inc.*	1,095,761
55,877	Pactiv Corp.*	884,533
69,839	PPG Industries, Inc.	2,169,199
131,089	Praxair, Inc.	7,439,301
53,158	Rohm and Haas Co.	2,767,937
67,159	Sealed Air Corp.	749,494
53,335	Sigma-Aldrich Corp.	1,904,060
36,226	Titanium Metals Corp.	211,560
49,443	United States Steel Corp.	972,544
46,871	Vulcan Materials Co.	1,940,928
89,818	Weyerhaeuser Co.	2,170,003
		85,302,376
	Telecommunication Services - 3.7%

168,869	American Tower Corp., Class A*	4,917,465
2,507,627	AT&T, Inc.	59,606,294
42,617	CenturyTel, Inc.	1,122,106

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
60,400	Embarq Corp.	$2,112,188
132,528	Frontier Communications Corp.	954,201
623,436	Qwest Communications International, Inc.	2,113,448
1,215,501	Sprint Nextel Corp.*	3,998,998
1,208,834	Verizon Communications, Inc.	34,488,034
187,054	Windstream Corp.	1,395,423
		110,708,157
	Utilities - 4.1%

286,347	AES Corp. (The)*	1,803,986
72,075	Allegheny Energy, Inc.	1,703,853
89,885	Ameren Corp.	2,137,465
171,753	American Electric Power Co., Inc.	4,817,672
146,347	Centerpoint Energy, Inc.	1,510,301
96,287	CMS Energy Corp.	1,064,934
116,459	Consolidated Edison, Inc.	4,216,980
84,680	Constellation Energy Group, Inc.	1,673,277
247,464	Dominion Resources, Inc.	7,468,464
69,333	DTE Energy Co.	1,856,044
538,384	Duke Energy Corp.	7,252,033
215,132	Dynegy, Inc., Class A*	279,672
138,620	Edison International	3,773,236
80,613	Entergy Corp.	5,432,510
55,654	EQT Corp.	1,711,361
279,902	Exelon Corp.	13,216,973
129,788	FirstEnergy Corp.	5,523,777
174,028	FPL Group, Inc.	7,888,689
32,434	Integrys Energy Group, Inc.	780,038
19,183	Nicor, Inc.	601,963
116,717	NiSource, Inc.	1,021,274
91,985	Pepco Holdings, Inc.	1,379,775
153,633	PG&E Corp.	5,871,853
42,800	Pinnacle West Capital Corp.	1,123,928
159,525	PPL Corp.	4,449,152
118,024	Progress Energy, Inc.	4,180,410
215,289	Public Service Enterprise Group, Inc.	5,875,237
73,780	Questar Corp.	2,127,077
50,034	SCANA Corp.	1,507,524
103,733	Sempra Energy	4,312,181
329,565	Southern Co.	9,989,115
90,576	TECO Energy, Inc.	868,624
49,720	Wisconsin Energy Corp.	1,979,850
191,064	Xcel Energy, Inc.	3,389,475
		122,788,703
	Total Common Stocks (Cost $3,418,396,009)	2,723,691,331

Principal Amount
	Repurchase Agreements — 22.4%
$61,332,418	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $61,333,747 (b)	61,332,418
49,065,934	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $49,068,128 (c)	49,065,934
9,060,440	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $9,060,629 (d)	9,060,440
9,813,187	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $9,813,400 (e)	9,813,187
49,065,934	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $49,068,605 (f)	49,065,934
49,065,934	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $49,067,038 (g)	49,065,934
98,131,868	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $98,137,592 (h)	98,131,868
24,532,967	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $24,533,499 (i)	24,532,967
147,197,802	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $147,201,114 (j)	147,197,802
24,532,967	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $24,533,396(k)	24,532,967
147,602,207	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $147,605,405(l)	147,602,207
	Total Repurchase Agreements (Cost $669,401,658)	669,401,658
	Total Investments (Cost $4,087,797,667) — 113.6%	3,393,092,989
	Liabilities in excess of other assets — (13.6)%	(407,217,654)
	Net Assets — 100.0%	$2,985,875,335

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $62,559,066. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $50,047,372. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $9,241,870. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $10,009,536. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $50,047,507. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $50,047,275. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $100,094,637. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $25,023,766. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $150,141,885. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $25,023,652. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $150,554,377. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,916,118
Aggregate gross unrealized depreciation	(1,123,459,032)
Net unrealized depreciation	$(1,116,542,914)
Federal income tax cost of investments	$4,509,635,903

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini S&P500 Futures Contracts	5,835	03/20/09	$214,290,375	$(26,171,452)

Cash collateral in the amount of $31,291,838 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	$484,880,559	$(67,335,694)

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	779,824,972	(31,461,139)

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	806,665,312	(93,457,228)

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	967,479,767	(218,932,028)

		$3,038,850,610	$(411,186,089)

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 95.4%
	Consumer Discretionary - 15.0%

6,635	99 Cents Only Stores*	$54,672
13,402	Advance Auto Parts, Inc.	512,627
9,457	Aeropostale, Inc.*	219,308
29,174	American Eagle Outfitters, Inc.	284,738
6,424	American Greetings Corp., Class A	23,962
8,087	AnnTaylor Stores Corp.*	53,212
5,220	Barnes & Noble, Inc.	93,647
12,441	Belo Corp., Class A	9,953
855	Blyth, Inc.	17,451
4,345	Bob Evans Farms, Inc.	80,252
16,382	BorgWarner, Inc.	282,590
8,073	Boyd Gaming Corp.	34,310
14,411	Brinker International, Inc.	158,521
5,763	Brink’s Home Security Holdings, Inc.*	120,850
9,141	Callaway Golf Co.	61,885
10,411	Career Education Corp.*	256,839
31,189	Carmax, Inc.*	294,112
8,449	Cheesecake Factory, Inc. (The)*	68,775
25,089	Chico’s FAS, Inc.*	113,653
4,666	Chipotle Mexican Grill, Inc., Class A*	254,904
6,705	Coldwater Creek, Inc.*	11,331
9,022	Collective Brands, Inc.*	93,378
12,114	Corinthian Colleges, Inc.*	238,646
8,713	DeVry, Inc.	452,640
12,040	Dick’s Sporting Goods, Inc.*	148,694
12,820	Dollar Tree, Inc.*	497,672
10,907	DreamWorks Animation SKG, Inc., Class A*	210,396
21,921	Foot Locker, Inc.	182,164
19,763	Gentex Corp.	158,104
8,516	Guess?, Inc.	136,852
13,230	Hanesbrands, Inc.*	92,610
5,377	Harte-Hanks, Inc.	30,165
7,169	Hovnanian Enterprises, Inc., Class A*	6,094
3,928	International Speedway Corp., Class A	75,928
4,436	ITT Educational Services, Inc.*	503,486
7,341	J. Crew Group, Inc.*	82,660
6,054	John Wiley & Sons, Inc., Class A	190,035
10,751	Lamar Advertising Co., Class A*	74,397
4,949	Life Time Fitness, Inc.*	42,363
19,784	LKQ Corp.*	267,084
6,940	Marvel Entertainment, Inc.*	179,468
4,325	Matthews International Corp., Class A	150,251
5,208	MDC Holdings, Inc.	131,398
7,941	Mohawk Industries, Inc.*	179,387
5,894	NetFlix, Inc.*	213,009
770	NVR, Inc.*	256,233
19,037	O’Reilly Automotive, Inc.*	635,074
4,326	Panera Bread Co., Class A*	190,517
17,984	PetSmart, Inc.	360,399
7,284	Phillips-Van Heusen Corp.	120,696
5,747	priceline.com, Inc.*	487,690
6,114	Regis Corp.	77,036
9,443	Rent-A-Center, Inc.*	165,441
18,309	Ross Stores, Inc.	540,482
6,045	Ryland Group, Inc.	85,416
20,107	Saks, Inc.*	48,860
3,744	Scholastic Corp.	41,221
9,200	Scientific Games Corp., Class A*	97,336
36,176	Service Corp. International	122,275
9,518	Sotheby’s	63,866
2,014	Strayer Education, Inc.	341,877
5,021	Thor Industries, Inc.	53,775
6,510	Timberland Co. (The), Class A*	73,238
18,435	Toll Brothers, Inc.*	292,195
8,774	Tupperware Brands Corp.	124,415
5,161	Under Armour, Inc., Class A*	74,267
16,138	Urban Outfitters, Inc.*	268,536
6,597	Warnaco Group, Inc. (The)*	142,825
59,165	Wendy’s/Arby’s Group, Inc., Class A	268,017
12,258	Williams-Sonoma, Inc.	107,012
		12,383,172
	Consumer Staples - 4.6%

12,060	Alberto-Culver Co.	267,008
8,325	BJ’s Wholesale Club, Inc.*	248,751
9,910	Church & Dwight Co., Inc.	484,797
10,540	Corn Products International, Inc.	212,592
8,248	Energizer Holdings, Inc.*	347,983
11,151	Flowers Foods, Inc.	248,779
10,469	Hansen Natural Corp.*	348,408
9,922	Hormel Foods Corp.	315,817
2,814	Lancaster Colony Corp.	109,408
7,759	NBTY, Inc.*	115,376
8,106	PepsiAmericas, Inc.	134,641
7,974	Ralcorp Holdings, Inc.*	483,224
5,540	Ruddick Corp.	120,107
16,817	Smithfield Foods, Inc.*	132,014
3,661	Tootsie Roll Industries, Inc.	78,419
3,536	Universal Corp.	101,625
		3,748,949
	Energy - 6.6%

20,211	Arch Coal, Inc.	280,933
5,233	Bill Barrett Corp.*	101,206
11,783	Cimarex Energy Co.	231,536
6,510	Comstock Resources, Inc.*	198,099
34,959	Denbury Resources, Inc.*	450,272
7,464	Encore Acquisition Co.*	149,877
9,155	Exterran Holdings, Inc.*	165,706
17,697	FMC Technologies, Inc.*	468,794
13,743	Forest Oil Corp.*	194,876
14,699	Frontier Oil Corp.	200,641
12,995	Helix Energy Solutions Group, Inc.*	40,414
14,888	Helmerich & Payne, Inc.	352,250
12,572	Mariner Energy, Inc.*	116,291
18,714	Newfield Exploration Co.*	361,742
7,709	Oceaneering International, Inc.*	244,915
3,571	Overseas Shipholding Group, Inc.	91,846
8,976	Patriot Coal Corp.*	32,762
21,883	Patterson-UTI Energy, Inc.	187,975
15,225	Plains Exploration & Production Co.*	291,406
24,484	Pride International, Inc.*	422,104
15,824	Quicksilver Resources, Inc.*	94,944
17,543	Southern Union Co.	235,252
10,972	Superior Energy Services, Inc.*	144,721
7,290	Tidewater, Inc.	257,483
6,687	Unit Corp.*	142,901
		5,458,946

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Financials - 16.5%

5,812	Affiliated Managers Group, Inc.*	$209,116
4,562	Alexandria Real Estate Equities, Inc. (REIT)	182,298
13,943	AMB Property Corp. (REIT)	166,061
10,624	American Financial Group, Inc./OH	165,310
18,601	AmeriCredit Corp.*	71,614
19,996	Apollo Investment Corp.	82,584
13,443	Arthur J. Gallagher & Co.	213,340
18,068	Associated Banc-Corp	261,263
11,397	Astoria Financial Corp.	81,489
10,231	BancorpSouth, Inc.	190,604
6,750	Bank of Hawaii Corp.	216,270
7,228	BRE Properties, Inc. (REIT)	136,754
16,424	Brown & Brown, Inc.	277,073
7,541	Camden Property Trust (REIT)	141,695
7,007	Cathay General Bancorp	68,108
5,725	City National Corp./CA	183,658
28,648	Colonial BancGroup, Inc. (The)	12,892
9,333	Commerce Bancshares, Inc./MO	324,135
6,183	Cousins Properties, Inc. (REIT)	43,961
8,395	Cullen/Frost Bankers, Inc.	361,321
20,850	Duke Realty Corp. (REIT)	143,865
16,421	Eaton Vance Corp.	284,083
4,663	Equity One, Inc. (REIT)	52,132
3,793	Essex Property Trust, Inc. (REIT)	206,339
8,690	Everest Re Group Ltd.	565,980
8,343	Federal Realty Investment Trust (REIT)	343,148
29,973	Fidelity National Financial, Inc., Class A	496,653
13,143	First American Corp.	304,523
16,778	First Niagara Financial Group, Inc.	194,960
11,460	FirstMerit Corp.	168,577
24,756	Fulton Financial Corp.	153,982
7,226	Hanover Insurance Group, Inc. (The)	254,138
16,232	HCC Insurance Holdings, Inc.	356,292
8,993	Highwoods Properties, Inc. (REIT)	169,878
5,530	Horace Mann Educators Corp.	42,526
13,301	Hospitality Properties Trust (REIT)	151,631
7,222	International Bancshares Corp.	72,292
17,115	Jefferies Group, Inc.	169,267
4,882	Jones Lang LaSalle, Inc.	97,250
13,886	Liberty Property Trust (REIT)	253,697
10,769	Macerich Co. (The) (REIT)	122,982
9,321	Mack-Cali Realty Corp. (REIT)	159,203
5,041	Mercury General Corp.	135,905
14,057	Nationwide Health Properties, Inc. (REIT)	284,795
48,705	New York Community Bancorp, Inc.	479,744
15,115	NewAlliance Bancshares, Inc.	172,613
32,650	Old Republic International Corp.	296,462
11,647	Omega Healthcare Investors, Inc. (REIT)	152,925
3,465	PacWest Bancorp	47,401
9,817	PMI Group, Inc. (The)	5,007
5,591	Potlatch Corp. (REIT)	127,307
9,891	Protective Life Corp.	37,388
13,645	Raymond James Financial, Inc.	190,484
11,149	Rayonier, Inc. (REIT)	296,563
14,761	Realty Income Corp. (REIT)	258,760
9,905	Regency Centers Corp. (REIT)	267,237
10,265	Reinsurance Group of America, Inc.	279,208
18,880	SEI Investments Co.	223,539
8,073	SL Green Realty Corp. (REIT)	93,808
6,922	StanCorp Financial Group, Inc.	124,527
4,642	SVB Financial Group*	75,897
39,732	Synovus Financial Corp.	138,267
16,306	TCF Financial Corp.	199,912
20,869	UDR, Inc. (REIT)	165,074
6,963	Unitrin, Inc.	75,061
19,096	Valley National Bancorp	218,267
19,626	W. R. Berkley Corp.	408,417
11,995	Waddell & Reed Financial, Inc., Class A	169,369
12,448	Washington Federal, Inc.	141,783
7,458	Webster Financial Corp.	28,937
10,965	Weingarten Realty Investors (REIT)	123,795
4,087	Westamerica Bancorporation	162,949
9,632	Wilmington Trust Corp.	86,688
		13,621,033
	Health Care - 11.9%

9,936	Affymetrix, Inc.*	21,164
8,869	Beckman Coulter, Inc.	397,686
2,704	Bio-Rad Laboratories, Inc., Class A*	150,613
9,626	Cerner Corp.*	352,312
9,582	Charles River Laboratories International, Inc.*	237,634
13,195	Community Health Systems, Inc.*	215,870
8,956	Covance, Inc.*	340,149
7,878	Edwards Lifesciences Corp.*	438,096
16,564	Endo Pharmaceuticals Holdings, Inc.*	314,385
7,699	Gen-Probe, Inc.*	312,348
34,529	Health Management Associates, Inc., Class A*	74,237
14,680	Health Net, Inc.*	193,776
12,639	Henry Schein, Inc.*	463,598
8,849	Hill-Rom Holdings, Inc.	86,897
36,260	Hologic, Inc.*	410,463
8,431	Idexx Laboratories, Inc.*	253,773
9,913	Immucor, Inc.*	222,448
4,235	Kindred Healthcare, Inc.*	60,942
7,928	Kinetic Concepts, Inc.*	172,672
7,559	LifePoint Hospitals, Inc.*	158,890
10,523	Lincare Holdings, Inc.*	221,720
6,777	Masimo Corp.*	169,357
8,023	Medicis Pharmaceutical Corp., Class A	90,499
14,739	Omnicare, Inc.	382,182
10,985	Perrigo Co.	220,689
16,686	Pharmaceutical Product Development, Inc.	400,297
7,915	Psychiatric Solutions, Inc.*	134,080
10,710	Resmed, Inc.*	394,985
15,406	Sepracor, Inc.*	230,782
8,336	STERIS Corp.	192,228
5,383	Techne Corp.	262,959
5,623	Teleflex, Inc.	267,092
7,937	Thoratec Corp.*	181,281
3,287	United Therapeutics Corp.*	220,591
7,171	Universal Health Services, Inc., Class B	264,108
11,534	Valeant Pharmaceuticals International*	200,692
4,098	Varian, Inc.*	92,738
11,975	VCA Antech, Inc.*	248,960
22,692	Vertex Pharmaceuticals, Inc.*	685,979
5,902	WellCare Health Plans, Inc.*	53,295
		9,792,467

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Industrials - 13.2%

12,979	AGCO Corp.*	$222,460
16,590	Airtran Holdings, Inc.*	49,604
5,128	Alaska Air Group, Inc.*	112,354
5,851	Alexander & Baldwin, Inc.	109,940
4,631	Alliant Techsystems, Inc.*	327,226
15,101	AMETEK, Inc.	399,572
14,073	BE Aerospace, Inc.*	104,985
5,763	Brink’s Co. (The)	137,563
10,591	Bucyrus International, Inc.	131,540
8,633	Carlisle Cos., Inc.	171,106
2,851	Clean Harbors, Inc.*	138,502
6,481	Con-way, Inc.	97,928
8,964	Copart, Inc.*	242,207
4,814	Corporate Executive Board Co. (The)	72,210
17,791	Corrections Corp. of America*	188,940
6,857	Crane Co.	103,404
7,234	Deluxe Corp.	55,847
10,887	Donaldson Co., Inc.	265,752
5,573	Dycom Industries, Inc.*	25,747
6,708	Federal Signal Corp.	42,395
7,192	FTI Consulting, Inc.*	262,796
6,888	GATX Corp.	125,844
8,424	Graco, Inc.	143,040
4,654	Granite Construction, Inc.	165,589
11,817	Harsco Corp.	244,139
7,590	Herman Miller, Inc.	76,507
6,265	HNI Corp.	61,460
7,939	Hubbell, Inc., Class B	208,954
11,693	IDEX Corp.	225,909
11,590	J.B. Hunt Transport Services, Inc.	236,204
25,930	JetBlue Airways Corp.*	98,793
14,457	Joy Global, Inc.	252,419
12,914	Kansas City Southern*	228,449
22,859	KBR, Inc.	288,023
3,888	Kelly Services, Inc., Class A	29,549
10,343	Kennametal, Inc.	168,798
6,329	Korn/Ferry International*	58,480
7,371	Landstar System, Inc.	233,292
6,054	Lincoln Electric Holdings, Inc.	186,039
11,032	Manpower, Inc.	307,572
4,203	Mine Safety Appliances Co.	76,705
13,065	MPS Group, Inc.*	64,933
6,339	MSC Industrial Direct Co., Class A	193,910
6,627	Navigant Consulting, Inc.*	85,952
4,824	Nordson Corp.	120,118
10,531	Oshkosh Corp.	65,924
13,959	Pentair, Inc.	291,324
27,922	Quanta Services, Inc.*	491,427
5,852	Rollins, Inc.	92,462
12,699	Roper Industries, Inc.	525,104
11,813	Shaw Group, Inc. (The)*	275,715
7,701	SPX Corp.	341,000
13,428	Terex Corp.*	119,778
7,912	Thomas & Betts Corp.*	181,264
12,025	Timken Co.	146,465
11,254	Trinity Industries, Inc.	83,055
8,476	United Rentals, Inc.*	34,328
11,814	URS Corp.*	365,289
6,861	Wabtec Corp.	183,600
11,281	Waste Connections, Inc.*	268,939
6,031	Werner Enterprises, Inc.	82,142
7,712	Woodward Governor Co.	132,801
8,385	YRC Worldwide, Inc.*	18,447
		10,841,820
	Information Technology - 13.1%

57,484	3Com Corp.*	127,040
4,943	ACI Worldwide, Inc.*	88,282
9,608	Acxiom Corp.	79,554
13,648	ADC Telecommunications, Inc.*	38,760
7,752	Adtran, Inc.	111,939
2,365	Advent Software, Inc.*	64,423
9,135	Alliance Data Systems Corp.*	270,396
12,697	ANSYS, Inc.*	256,098
16,886	Arrow Electronics, Inc.*	280,814
63,391	Atmel Corp.*	226,306
21,317	Avnet, Inc.*	368,145
6,336	Avocent Corp.*	75,905
20,011	Broadridge Financial Solutions, Inc.	319,776
36,828	Cadence Design Systems, Inc.*	154,678
9,956	CommScope, Inc.*	88,907
12,501	Cree, Inc.*	245,520
9,349	Diebold, Inc.	206,800
5,243	Digital River, Inc.*	125,413
5,756	DST Systems, Inc.*	169,341
11,271	F5 Networks, Inc.*	225,420
5,965	Factset Research Systems, Inc.	229,891
6,860	Fair Isaac Corp.	75,117
17,568	Fairchild Semiconductor International, Inc.*	61,488
8,386	Gartner, Inc.*	84,782
11,348	Global Payments, Inc.	348,157
11,893	Hewitt Associates, Inc., Class A*	350,843
4,266	Imation Corp.	34,299
23,323	Ingram Micro, Inc., Class A*	253,987
23,920	Integrated Device Technology, Inc.*	107,162
10,313	International Rectifier Corp.*	129,428
17,379	Intersil Corp., Class A	175,702
11,960	Jack Henry & Associates, Inc.	190,523
17,683	Lam Research Corp.*	345,879
11,863	Lender Processing Services, Inc.	310,692
11,809	Macrovision Solutions Corp.*	185,756
2,953	Mantech International Corp., Class A*	154,058
13,066	Mentor Graphics Corp.*	57,882
12,705	Metavante Technologies, Inc.*	213,571
4,742	Mettler-Toledo International, Inc.*	252,796
8,069	National Instruments Corp.	139,029
22,331	NCR Corp.*	176,862
11,154	NeuStar, Inc., Class A*	172,775
15,533	Palm, Inc.*	112,459
16,445	Parametric Technology Corp.*	133,862
6,916	Plantronics, Inc.	59,408
11,776	Polycom, Inc.*	156,621
37,242	RF Micro Devices, Inc.*	33,890
28,685	SAIC, Inc.*	542,433
8,549	Semtech Corp.*	100,451
6,549	Silicon Laboratories, Inc.*	143,423
5,956	SRA International, Inc., Class A*	80,882
11,472	Sybase, Inc.*	311,809
20,385	Synopsys, Inc.*	379,773
7,079	Tech Data Corp.*	122,396
16,911	Trimble Navigation Ltd.*	238,445
12,273	Valueclick, Inc.*	76,952
26,399	Vishay Intertechnology, Inc.*	67,317
31,354	Western Digital Corp.*	428,296
9,598	Wind River Systems, Inc.*	72,465
8,967	Zebra Technologies Corp., Class A*	157,550
		10,792,628
	Materials - 6.4%

11,457	Airgas, Inc.	352,761
12,904	Albemarle Corp.	249,693

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,556	Aptargroup, Inc.	$268,141
9,357	Ashland, Inc.	55,300
9,257	Cabot Corp.	97,013
6,234	Carpenter Technology Corp.	85,406
34,315	Chemtura Corp.	11,667
1	Clearwater Paper Corp.*	10
16,065	Cliffs Natural Resources, Inc.	247,883
16,097	Commercial Metals Co.	164,350
6,665	Cytec Industries, Inc.	102,641
6,196	Ferro Corp.	9,108
10,480	FMC Corp.	423,706
4,822	Greif, Inc., Class A	148,277
12,867	Louisiana-Pacific Corp.	20,845
9,513	Lubrizol Corp.	261,512
5,862	Martin Marietta Materials, Inc.	448,795
2,652	Minerals Technologies, Inc.	79,348
10,880	Olin Corp.	113,587
14,495	Packaging Corp. of America	153,502
9,023	Reliance Steel & Aluminum Co.	214,657
18,215	RPM International, Inc.	197,451
6,204	Scotts Miracle-Gro Co. (The), Class A	173,278
6,840	Sensient Technologies Corp.	138,168
14,114	Sonoco Products Co.	271,977
22,881	Steel Dynamics, Inc.	191,056
15,071	Temple-Inland, Inc.	71,587
14,451	Terra Industries, Inc.	372,691
14,123	Valspar Corp.	235,854
8,478	Worthington Industries, Inc.	69,520
		5,229,784
	Telecommunication Services - 0.7%

32,608	Cincinnati Bell, Inc.*	54,129
7,364	Syniverse Holdings, Inc.*	111,418
15,062	Telephone & Data Systems, Inc.	444,329
		609,876
	Utilities - 7.4%

10,864	AGL Resources, Inc.	301,367
15,631	Alliant Energy Corp.	361,545
19,129	Aqua America, Inc.	351,974
5,443	Black Hills Corp.	96,940
16,415	DPL, Inc.	329,941
10,147	Energen Corp.	271,940
16,826	Great Plains Energy, Inc.	227,824
12,754	Hawaiian Electric Industries, Inc.	176,898
6,455	IDACORP, Inc.	157,115
25,991	MDU Resources Group, Inc.	393,504
11,197	National Fuel Gas Co.	339,381
22,031	Northeast Utilities	482,699
15,113	NSTAR	486,185
33,136	NV Energy, Inc.	307,171
13,130	OGE Energy Corp.	287,810
14,784	Oneok, Inc.	330,275
12,237	PNM Resources, Inc.	94,102
15,266	UGI Corp.	366,231
11,461	Vectren Corp.	239,076
15,324	Westar Energy, Inc.	258,976
7,072	WGL Holdings, Inc.	214,706
		6,075,660
	Total Common Stocks (Cost $91,888,726)	78,554,335

Principal Amount
	Repurchase Agreements - 22.8%
$1,725,092	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,725,129 (b)	1,725,092
1,380,073	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,380,135 (c)	1,380,073
254,842	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $254,847 (d)	254,842
276,015	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $276,021 (e)	276,015
1,380,073	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,380,148 (f)	1,380,073
1,380,073	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,380,104 (g)	1,380,073
2,760,147	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $2,760,308 (h)	2,760,147
690,037	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $690,052(i)	690,037
4,140,220	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $4,140,313 (j)	4,140,220
690,037	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $690,049(k)	690,037
4,151,596	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $4,151,686(l)	4,151,596
	Total Repurchase Agreements (Cost $18,828,205)	18,828,205
	Total Investments (Cost $110,716,931) — 118.2%	97,382,540
	Liabilities in excess of other assets — (18.2)%	(14,964,768)
	Net Assets — 100.0%	$82,417,772

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $1,759,594. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,407,678. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $259,945. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $281,538. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,407,682. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,407,675. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $2,815,354. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $703,842. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $4,223,028. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $703,838. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $4,234,630. The investment in the repurchase agreement was through participation in a pooled account.

REIT                                             Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(61,061,476)
Net unrealized depreciation	$(61,061,476)
Federal income tax cost of investments	$158,444,016

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini S&P MidCap400 Futures Contracts	153	03/20/09	$6,883,470	$(514,644)

Cash collateral in the amount of $1,068,173 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	$9,030,349	$(1,615,743)

Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	34,790,651	(7,132,443)

Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	35,689,538	(7,068,219)

		$79,510,538	$(15,816,405)

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 91.7%
	Consumer Discretionary - 12.2%

7,055	Aaron Rents, Inc.	$169,532
2,322	AH Belo Corp., Class A	2,485
3,480	Arbitron, Inc.	45,031
1,575	Arctic Cat, Inc.	5,450
2,450	Audiovox Corp., Class A*	6,860
2,835	Big 5 Sporting Goods Corp.	14,855
1,910	Blue Nile, Inc.*	45,592
5,591	Brown Shoe Co., Inc.	19,960
11,571	Brunswick Corp.	35,754
3,109	Buckle, Inc. (The)	73,777
2,345	Buffalo Wild Wings, Inc.*	72,390
5,194	Cabela’s, Inc.*	43,734
3,189	California Pizza Kitchen, Inc.*	33,166
1,875	Capella Education Co.*	103,988
7,433	Carter’s, Inc.*	121,232
3,879	Cato Corp. (The), Class A	56,750
2,992	CEC Entertainment, Inc.*	69,863
10,262	Champion Enterprises, Inc.*	2,976
2,776	Charlotte Russe Holding, Inc.*	14,602
3,172	Children’s Place Retail Stores, Inc. (The)*	57,984
4,690	Christopher & Banks Corp.	18,244
7,207	CKE Restaurants, Inc.	50,233
3,726	Coinstar, Inc.*	97,398
2,959	Cracker Barrel Old Country Store, Inc.	66,222
10,960	CROCS, Inc.*	13,371
1,727	Deckers Outdoor Corp.*	71,273
2,036	DineEquity, Inc.	14,965
5,940	Dress Barn, Inc.*	58,925
2,554	Drew Industries, Inc.*	15,860
3,829	E.W. Scripps Co. (The), Class A	4,365
3,791	Ethan Allen Interiors, Inc.	36,166
7,249	Finish Line (The), Class A	30,083
5,886	Fossil, Inc.*	74,281
5,277	Fred’s, Inc., Class A	48,601
2,544	Genesco, Inc.*	36,379
3,073	Group 1 Automotive, Inc.	32,881
3,826	Gymboree Corp.*	98,405
2,454	Haverty Furniture Cos., Inc.	21,595
3,772	Hibbett Sports, Inc.*	52,883
8,164	Hillenbrand, Inc.	136,910
5,782	HOT Topic, Inc.*	51,344
5,195	HSN, Inc.*	22,183
7,691	Iconix Brand Group, Inc.*	62,297
5,195	Interval Leisure Group, Inc.*	20,780
7,497	Jack in the Box, Inc.*	145,742
3,633	Jakks Pacific, Inc.*	46,030
3,357	Jo-Ann Stores, Inc.*	40,418
2,406	JoS. A. Bank Clothiers, Inc.*	54,376
3,544	K-Swiss, Inc., Class A	35,298
1,643	Landry’s Restaurants, Inc.	8,708
6,789	La-Z-Boy, Inc.	6,110
2,198	Lithia Motors, Inc., Class A	5,803
10,321	Live Nation, Inc.*	36,227
12,495	Liz Claiborne, Inc.	34,861
1,845	M/I Homes, Inc.	11,900
2,475	Maidenform Brands, Inc.*	21,607
2,789	Marcus Corp.	23,093
2,425	MarineMax, Inc.*	3,492
6,826	Men’s Wearhouse, Inc. (The)	72,902
4,050	Meritage Homes Corp.*	40,176
1,843	Midas, Inc.*	13,546
1,506	Monarch Casino & Resort, Inc.*	10,979
2,385	Movado Group, Inc.	13,618
3,054	Multimedia Games, Inc.*	5,742
638	National Presto Industries, Inc.	38,605
2,954	Nautilus, Inc.*	1,920
3,902	NutriSystem, Inc.	50,336
2,812	O’Charleys, Inc.	6,355
10,020	OfficeMax, Inc.	38,276
1,802	Oxford Industries, Inc.	8,415
2,833	Papa John’s International, Inc.*	62,751
1,573	Peet’s Coffee & Tea, Inc.*	33,898
5,876	PEP Boys-Manny Moe & Jack	18,568
1,556	Perry Ellis International, Inc.*	7,375
3,112	PetMed Express, Inc.*	42,883
3,139	PF Chang’s China Bistro, Inc.*	61,838
7,919	Pinnacle Entertainment, Inc.*	59,472
4,279	Polaris Industries, Inc.	78,776
6,333	Pool Corp.	84,039
996	Pre-Paid Legal Services, Inc.*	31,782
16,762	Quiksilver, Inc.*	20,953
2,283	RC2 Corp.*	10,707
2,045	Red Robin Gourmet Burgers, Inc.*	29,060
6,959	Ruby Tuesday, Inc.*	7,933
2,223	Russ Berrie & Co., Inc.*	2,645
2,556	Ruth’s Hospitality Group, Inc.*	2,556
7,334	Shuffle Master, Inc.*	21,709
4,382	Skechers U.S.A., Inc., Class A*	27,957
899	Skyline Corp.	14,348
3,706	Sonic Automotive, Inc., Class A	5,300
7,984	Sonic Corp.*	71,856
4,310	Spartan Motors, Inc.	9,827
5,019	Stage Stores, Inc.	36,036
1,881	Stamps.com, Inc.*	15,650
1,577	Standard Motor Products, Inc.	3,296
12,178	Standard Pacific Corp.*	11,569
3,786	Steak N Shake Co. (The)*	23,208
3,360	Stein Mart, Inc.*	4,032
2,567	Sturm Ruger & Co., Inc.*	24,181
3,061	Superior Industries International, Inc.	31,192
6,757	Texas Roadhouse, Inc., Class A*	55,407
5,286	Ticketmaster Entertainment, Inc.*	25,849
4,210	Tractor Supply Co.*	131,520
2,417	True Religion Apparel, Inc.*	24,702
4,046	Tuesday Morning Corp.*	3,561
3,276	Tween Brands, Inc.*	3,931
1,890	Unifirst Corp.	45,284
1,840	Universal Electronics, Inc.*	28,649
2,841	Universal Technical Institute, Inc.*	31,336
2,086	Volcom, Inc.*	16,605
3,830	Winnebago Industries	15,512
6,604	WMS Industries, Inc.*	119,731
6,456	Wolverine World Wide, Inc.	97,873
4,209	Zale Corp.*	5,261
2,653	Zumiez, Inc.*	20,932
		4,387,710
	Consumer Staples - 3.8%

11,739	Alliance One International, Inc.*	40,617
2,401	Andersons, Inc. (The)	29,676
1,327	Boston Beer Co., Inc., Class A*	31,808
1,662	Cal-Maine Foods, Inc.	37,029
6,705	Casey’s General Stores, Inc.	133,497
9,400	Central Garden and Pet Co., Class A*	70,218
2,493	Chattem, Inc.*	158,131
10,807	Darling International, Inc.*	46,794
2,158	Diamond Foods, Inc.	46,289
3,983	Great Atlantic & Pacific Tea Co.*	16,211
2,304	Green Mountain Coffee Roasters, Inc.*	86,054

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,344	Hain Celestial Group, Inc. (The)*	$75,243
1,836	J&J Snack Foods Corp.	57,963
4,154	Lance, Inc.	90,599
2,061	Mannatech, Inc.	7,193
1,682	Nash Finch Co.	58,601
2,304	Sanderson Farms, Inc.	79,557
2,911	Spartan Stores, Inc.	44,538
4,156	TreeHouse Foods, Inc.*	110,924
5,669	United Natural Foods, Inc.*	84,355
2,172	WD-40 Co.	53,453
		1,358,750
	Energy - 4.0%

7,352	Atwood Oceanics, Inc.*	112,339
3,065	Basic Energy Services, Inc.*	19,340
3,833	Bristow Group, Inc.*	77,618
2,673	CARBO Ceramics, Inc.	92,913
3,966	Dril-Quip, Inc.*	83,365
1,887	Gulf Island Fabrication, Inc.	16,719
5,376	Holly Corp.	125,315
3,042	Hornbeck Offshore Services, Inc.*	39,881
11,811	ION Geophysical Corp.*	12,638
1,965	Lufkin Industries, Inc.	64,550
3,447	Matrix Service Co.*	23,991
2,666	NATCO Group, Inc., Class A*	47,428
6,578	Oil States International, Inc.*	87,619
5,524	Penn Virginia Corp.	76,507
1,965	Petroleum Development Corp.*	23,776
5,719	Petroquest Energy, Inc.*	18,530
6,599	Pioneer Drilling Co.*	25,340
2,638	SEACOR Holdings, Inc.*	158,043
8,203	St. Mary Land & Exploration Co.	111,397
4,572	Stone Energy Corp.*	18,105
2,173	Superior Well Services, Inc.*	12,495
4,068	Swift Energy Co.*	29,249
9,904	Tetra Technologies, Inc.*	28,325
3,865	World Fuel Services Corp.	112,124
		1,417,607
	Financials - 16.9%

4,427	Acadia Realty Trust (REIT)	44,447
1,062	American Physicians Capital, Inc.	44,997
2,469	Amerisafe, Inc.*	35,801
2,387	Anchor Bancorp Wisconsin, Inc.	1,671
6,373	Bank Mutual Corp.	53,852
10,598	BioMed Realty Trust, Inc. (REIT)	90,401
8,416	Boston Private Financial Holdings, Inc.	29,204
7,700	Brookline Bancorp, Inc.	67,606
3,709	Cascade Bancorp	3,338
3,824	Cash America International, Inc.	55,066
5,870	Cedar Shopping Centers, Inc. (REIT)	27,824
3,793	Central Pacific Financial Corp.	15,058
6,339	Colonial Properties Trust (REIT)	24,152
2,396	Columbia Banking System, Inc.	18,713
4,305	Community Bank System, Inc.	73,659
5,447	Delphi Financial Group, Inc., Class A	59,045
11,887	DiamondRock Hospitality Co. (REIT)	36,731
3,473	Dime Community Bancshares	34,244
8,407	East West Bancorp, Inc.	59,774
3,308	EastGroup Properties, Inc. (REIT)	81,344
4,346	Entertainment Properties Trust (REIT)	64,799
11,290	Extra Space Storage, Inc. (REIT)	70,788
3,390	Financial Federal Corp.	64,410
10,009	First Bancorp/Puerto Rico	41,637
3,395	First Cash Financial Services, Inc.*	46,376
9,693	First Commonwealth Financial Corp.	79,289
4,206	First Financial Bancorp	32,344
2,741	First Financial Bankshares, Inc.	117,918
6,418	First Midwest Bancorp, Inc./IL	48,263
7,733	Flagstar Bancorp, Inc.*	6,032
4,711	Forestar Group, Inc.*	35,427
7,820	Franklin Street Properties Corp. (REIT)	82,892
6,204	Frontier Financial Corp.	9,616
7,906	Glacier Bancorp, Inc.	121,673
2,396	Greenhill & Co., Inc.	154,782
14,374	Guaranty Financial Group, Inc.*	6,181
3,141	Hancock Holding Co.	89,079
4,901	Hanmi Financial Corp.	5,783
1,751	Home Bancshares, Inc./AR	32,043
4,267	Home Properties, Inc. (REIT)	113,246
2,144	Independent Bank Corp./MA	31,431
2,528	Independent Bank Corp./MI	3,160
1,892	Infinity Property & Casualty Corp.	67,223
7,613	Inland Real Estate Corp. (REIT)	59,381
5,703	Investment Technology Group, Inc.*	111,037
2,504	Irwin Financial Corp.*	5,033
4,369	Kilroy Realty Corp. (REIT)	81,307
4,484	Kite Realty Group Trust (REIT)	15,425
6,931	LaBranche & Co., Inc.*	40,061
5,422	LaSalle Hotel Properties (REIT)	28,845
9,668	Lexington Realty Trust (REIT)	31,131
3,054	LTC Properties, Inc. (REIT)	52,101
8,756	Medical Properties Trust, Inc. (REIT)	30,558
3,720	Mid-America Apartment Communities, Inc. (REIT)	96,162
2,947	Nara Bancorp, Inc.	7,868
5,231	National Financial Partners Corp.	13,025
10,569	National Penn Bancshares, Inc.	78,316
10,340	National Retail Properties, Inc. (REIT)	148,586
1,747	Navigators Group, Inc.*	91,246
8,750	Old National Bancorp/IN	102,113
5,617	optionsXpress Holdings, Inc.	55,440
2,012	Parkway Properties, Inc./MD (REIT)	23,400
5,202	Pennsylvania Real Estate Investment Trust (REIT)	15,866
1,987	Piper Jaffray Cos.*	43,694
2,011	Portfolio Recovery Associates, Inc.*	45,368
5,838	Post Properties, Inc. (REIT)	56,278
2,842	Presidential Life Corp.	18,757
3,635	PrivateBancorp, Inc.	45,292
4,429	ProAssurance Corp.*	211,662
5,420	Prosperity Bancshares, Inc.	138,318
4,438	Provident Bankshares Corp.	26,406
1,973	PS Business Parks, Inc. (REIT)	67,871
3,562	Rewards Network, Inc.*	10,508
2,340	RLI Corp.	114,613
3,088	S & T Bancorp, Inc.	70,067
2,152	Safety Insurance Group, Inc.	67,293
6,960	Selective Insurance Group	83,729
15,116	Senior Housing Properties Trust (REIT)	190,764
4,640	Signature Bank/NY*	116,046
9,753	South Financial Group, Inc. (The)	12,289
2,900	Sovran Self Storage, Inc. (REIT)	61,422
2,384	Sterling Bancorp/NY	20,979
9,664	Sterling Bancshares, Inc./TX	52,669
6,876	Sterling Financial Corp./WA	9,420
2,396	Stewart Information Services Corp.	34,958
3,386	Stifel Financial Corp.*	111,535

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,372	Susquehanna Bancshares, Inc.	$99,732
3,625	SWS Group, Inc.	49,191
4,185	Tanger Factory Outlet Centers (REIT)	115,506
886	Tompkins Financial Corp.	35,440
4,744	Tower Group, Inc.	96,730
4,214	TradeStation Group, Inc.*	22,503
10,010	TrustCo Bank Corp. NY	60,561
14,655	UCBH Holdings, Inc.	23,448
3,889	UMB Financial Corp.	147,510
7,934	Umpqua Holdings Corp.	67,439
4,972	United Bankshares, Inc.	76,569
5,378	United Community Bnks, Inc./GA	18,608
2,968	United Fire & Casualty Co.	50,337
2,812	Urstadt Biddle Properties, Inc., Class A (REIT)	34,053
8,444	Whitney Holding Corp./LA	93,306
2,561	Wilshire Bancorp, Inc.	12,190
3,133	Wintrust Financial Corp.	39,037
2,140	World Acceptance Corp.*	31,372
4,924	Zenith National Insurance Corp.	108,279
		6,059,969
	Health Care - 12.5%

2,889	Abaxis, Inc.*	45,184
1,409	Air Methods Corp.*	23,516
836	Almost Family, Inc.*	16,962
3,561	Amedisys, Inc.*	116,480
9,671	American Medical Systems Holdings, Inc.*	100,095
6,996	AMERIGROUP Corp.*	173,361
4,299	AMN Healthcare Services, Inc.*	27,986
4,148	Amsurg Corp.*	64,792
1,745	Analogic Corp.	49,296
3,727	Arqule, Inc.*	11,703
1,524	Bio-Reference Labs, Inc.*	35,372
3,856	Cambrex Corp.*	8,329
5,053	Catalyst Health Solutions, Inc.*	106,517
5,669	Centene Corp.*	96,260
2,956	Chemed Corp.	117,678
3,825	Conmed Corp.*	51,982
5,941	Cooper Cos., Inc. (The)	130,643
1,050	Corvel Corp.*	19,803
4,059	Cross Country Healthcare, Inc.*	30,037
3,714	CryoLife, Inc.*	18,756
7,520	Cubist Pharmaceuticals, Inc.*	106,859
3,061	Cyberonics, Inc.*	41,170
2,376	Dionex Corp.*	111,173
7,209	Eclipsys Corp.*	57,456
4,293	Enzo Biochem, Inc.*	15,755
5,701	eResearchTechnology, Inc.*	27,650
3,804	Gentiva Health Services, Inc.*	65,923
3,030	Greatbatch, Inc.*	59,024
3,332	Haemonetics Corp.*	177,862
6,559	Healthspring, Inc.*	53,128
4,441	Healthways, Inc.*	40,458
3,317	HMS Holdings Corp.*	100,770
1,666	ICU Medical, Inc.*	52,529
2,585	Integra LifeSciences Holdings Corp.*	67,494
4,237	Invacare Corp.	67,961
4,388	inVentiv Health, Inc.*	44,582
1,757	Kendle International, Inc.*	32,856
1,540	Kensey Nash Corp.*	29,352
1,230	Landauer, Inc.	61,512
2,453	LCA-Vision, Inc.	6,746
1,953	LHC Group, Inc.*	38,923
5,345	Magellan Health Services, Inc.*	177,240
4,372	Martek Biosciences Corp.*	81,888
2,582	Medcath Corp.*	20,708
6,024	Mednax, Inc.*	178,310
5,315	Meridian Bioscience, Inc.	106,619
3,705	Merit Medical Systems, Inc.*	41,274
1,842	Molina Healthcare, Inc.*	34,501
1,593	MWI Veterinary Supply, Inc.*	40,175
3,697	Natus Medical, Inc.*	28,948
1,948	Neogen Corp.*	41,395
3,289	Noven Pharmaceuticals, Inc.*	26,740
4,322	Odyssey HealthCare, Inc.*	44,776
4,132	Omnicell, Inc.*	29,668
2,371	Osteotech, Inc.*	7,208
5,459	Owens & Minor, Inc.	184,023
2,395	Palomar Medical Technologies, Inc.*	17,484
4,551	Par Pharmaceutical Cos., Inc.*	60,619
7,291	Parexel International Corp.*	66,858
4,026	PharMerica Corp.*	67,556
5,667	Phase Forward, Inc.*	78,488
7,991	PSS World Medical, Inc.*	115,310
8,312	Regeneron Pharmaceuticals, Inc.*	118,446
2,387	RehabCare Group, Inc.*	34,922
3,382	Res-Care, Inc.*	41,362
6,346	Salix Pharmaceuticals Ltd.*	47,278
6,251	Savient Pharmaceuticals, Inc.*	27,004
2,000	SurModics, Inc.*	34,940
4,725	Symmetry Medical, Inc.*	25,279
4,386	Theragenics Corp.*	4,167
10,390	Viropharma, Inc.*	43,119
4,314	West Pharmaceutical Services, Inc.	132,440
2,785	Zoll Medical Corp.*	38,294
		4,500,974
	Industrials - 16.7%

2,980	A. O. Smith Corp.	76,079
5,115	AAR Corp.*	67,620
5,838	ABM Industries, Inc.	71,399
7,372	Actuant Corp., Class A	75,858
5,320	Acuity Brands, Inc.	121,934
2,906	Administaff, Inc.	56,551
2,066	Aerovironment, Inc.*	64,501
3,503	Albany International Corp., Class A	30,126
1,169	American Science & Engineering, Inc.	70,947
3,666	Apogee Enterprises, Inc.	34,717
4,802	Applied Industrial Technologies, Inc.	77,408
1,678	Applied Signal Technology, Inc.	32,083
3,331	Arkansas Best Corp.	58,026
2,595	Astec Industries, Inc.*	57,661
2,671	ATC Technology Corp.*	27,805
1,216	Axsys Technologies, Inc.*	40,383
6,105	Baldor Electric Co.	74,542
5,675	Barnes Group, Inc.	52,891
6,131	Belden, Inc.	65,418
3,606	Bowne & Co., Inc.	5,697
6,909	Brady Corp., Class A	118,351
6,580	Briggs & Stratton Corp.	80,144
3,465	C&D Technologies, Inc.*	4,227
1,124	Cascade Corp.	18,434
1,703	CDI Corp.	12,926
3,468	Ceradyne, Inc.*	59,511
2,230	CIRCOR International, Inc.	49,573
6,700	CLARCOR, Inc.	176,612
1,474	Consolidated Graphics, Inc.*	19,884
2,049	Cubic Corp.	53,397
5,938	Curtiss-Wright Corp.	157,891
8,646	EMCOR Group, Inc.*	133,235

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,670	EnPro Industries, Inc.*	$43,922
3,906	Esterline Technologies Corp.*	98,978
3,817	Forward Air Corp.	63,515
2,499	G&K Services, Inc., Class A	44,607
6,833	Gardner Denver, Inc.*	129,280
6,458	GenCorp, Inc.*	16,339
6,749	Geo Group, Inc. (The)*	79,773
3,560	Gibraltar Industries, Inc.	23,354
6,392	Griffon Corp.*	46,470
5,680	Healthcare Services Group, Inc.	87,302
7,359	Heartland Express, Inc.	91,031
2,157	Heidrick & Struggles International, Inc.	34,598
4,967	HUB Group, Inc., Class A*	89,207
3,208	II-VI, Inc.*	57,616
4,864	Insituform Technologies, Inc., Class A*	59,244
7,415	Interface, Inc., Class A	16,535
3,635	John Bean Technologies Corp.	35,223
3,365	Kaman Corp.	39,438
4,525	Kaydon Corp.	113,125
7,048	Kirby Corp.*	155,338
7,538	Knight Transportation, Inc.	97,692
556	Lawson Products	9,880
6,208	Lennox International, Inc.	160,787
1,623	Lindsay Corp.	39,358
2,204	Lydall, Inc.*	6,171
4,047	Magnetek, Inc.*	6,637
4,606	Mobile Mini, Inc.*	44,908
5,636	Moog, Inc., Class A*	131,037
4,897	Mueller Industries, Inc.	88,489
2,611	NCI Building Systems, Inc.*	13,212
3,640	Old Dominion Freight Line, Inc.*	79,316
4,711	On Assignment, Inc.*	11,118
7,762	Orbital Sciences Corp.*	109,832
4,968	Quanex Building Products Corp.	34,826
4,266	Regal-Beloit Corp.	122,349
4,574	Robbins & Myers, Inc.	73,779
2,115	School Specialty, Inc.*	29,758
4,945	Simpson Manufacturing Co., Inc.	76,944
7,525	Skywest, Inc.	77,056
6,791	Spherion Corp.*	8,353
1,667	Standard Register Co. (The)	8,068
1,652	Standex International Corp.	17,891
4,404	SYKES Enterprises, Inc.*	70,288
4,729	Teledyne Technologies, Inc.*	108,341
7,907	Tetra Tech, Inc.*	177,117
4,691	Toro Co.	102,592
2,552	Tredegar Corp.	42,618
2,181	Triumph Group, Inc.	78,778
5,720	TrueBlue, Inc.*	40,212
3,112	United Stationers, Inc.*	67,624
2,218	Universal Forest Products, Inc.	48,330
2,313	Valmont Industries, Inc.	100,754
2,706	Viad Corp.	38,155
2,580	Vicor Corp.	11,868
1,678	Volt Information Sciences, Inc.*	13,088
4,051	Wabash National Corp.	8,305
3,734	Watsco, Inc.	128,188
5,617	Watson Wyatt Worldwide, Inc., Class A	275,851
3,863	Watts Water Technologies, Inc., Class A	65,555
		5,995,851
	Information Technology - 16.4%

3,398	Actel Corp.*	30,820
16,090	Adaptec, Inc.*	37,651
4,304	Advanced Energy Industries, Inc.*	29,095
2,998	Agilysys, Inc.	10,763
3,961	Anixter International, Inc.*	116,493
16,209	Arris Group, Inc.*	99,199
4,238	ATMI, Inc.*	56,365
4,021	Avid Technology, Inc.*	40,049
13,606	Axcelis Technologies, Inc.*	4,327
1,832	Bankrate, Inc.*	40,854
1,518	Bel Fuse, Inc., Class B	14,224
8,593	Benchmark Electronics, Inc.*	83,954
2,314	Black Box Corp.	45,910
5,709	Blackbaud, Inc.	58,460
5,148	Blue Coat Systems, Inc.*	56,525
6,786	Brightpoint, Inc.*	26,601
8,397	Brooks Automation, Inc.*	35,939
3,063	Cabot Microelectronics Corp.*	63,036
3,949	CACI International, Inc., Class A*	168,899
1,059	Catapult Communications Corp.*	6,958
5,110	Checkpoint Systems, Inc.*	39,756
7,052	Ciber, Inc.*	18,265
5,217	Cognex Corp.	57,387
3,067	Cohu, Inc.	25,977
5,474	Commvault Systems, Inc.*	59,831
3,273	Comtech Telecommunications Corp.*	123,687
5,608	Concur Technologies, Inc.*	117,712
4,619	CSG Systems International, Inc.*	62,449
4,451	CTS Corp.	14,021
9,175	Cybersource Corp.*	113,036
3,903	Cymer, Inc.*	72,088
19,107	Cypress Semiconductor Corp.*	106,235
4,513	Daktronics, Inc.	30,959
5,262	DealerTrack Holdings, Inc.*	55,567
3,357	Digi International, Inc.*	24,036
4,283	Diodes, Inc.*	33,322
3,545	DSP Group, Inc.*	19,675
1,172	Ebix, Inc.*	24,495
3,561	Electro Scientific Industries, Inc.*	18,873
2,000	EMS Technologies, Inc.*	40,160
7,911	Epicor Software Corp.*	22,230
4,694	EPIQ Systems, Inc.*	79,188
5,669	Exar Corp.*	33,164
2,208	FARO Technologies, Inc.*	26,253
4,896	FEI Co.*	70,062
2,011	Forrester Research, Inc.*	36,882
3,191	Gerber Scientific, Inc.*	7,435
3,252	Gevity HR, Inc.	6,927
12,543	Harmonic, Inc.*	68,234
3,227	Heartland Payment Systems, Inc.	17,781
2,537	Hittite Microwave Corp.*	69,970
3,033	Hutchinson Technology, Inc.*	5,459
11,571	Informatica Corp.*	149,266
4,559	Infospace, Inc.*	24,117
6,019	Insight Enterprises, Inc.*	15,830
2,253	Integral Systems, Inc.*	20,570
6,440	Intermec, Inc.*	64,980
6,089	Interwoven, Inc.*	97,850
2,879	Intevac, Inc.*	11,257
4,549	Itron, Inc.*	203,158
5,790	j2 Global Communications, Inc.*	108,447
3,614	JDA Software Group, Inc.*	35,056
1,809	Keithley Instruments, Inc.	5,156
3,795	Knot, Inc. (The)*	23,491
8,943	Kopin Corp.*	14,219
7,082	Kulicke & Soffa Industries, Inc.*	9,561
2,870	Littelfuse, Inc.*	32,775

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,294	LoJack Corp.*	$8,419
3,166	Manhattan Associates, Inc.*	46,888
2,412	MAXIMUS, Inc.	88,882
2,990	Mercury Computer Systems, Inc.*	18,448
4,987	Methode Electronics, Inc.	17,704
6,349	Micrel, Inc.	42,221
10,602	Micros Systems, Inc.*	170,480
10,691	Microsemi Corp.*	108,086
6,478	MKS Instruments, Inc.*	81,558
2,233	MTS Systems Corp.	52,788
4,649	Netgear, Inc.*	51,371
3,875	Network Equipment Technologies, Inc.*	11,431
4,759	Newport Corp.*	19,131
3,996	Novatel Wireless, Inc.*	21,818
2,706	Park Electrochemical Corp.	42,511
2,405	PC-Tel, Inc.	12,193
4,280	Perficient, Inc.*	15,066
3,376	Pericom Semiconductor Corp.*	18,129
3,802	Phoenix Technologies Ltd.*	8,897
5,193	Plexus Corp.*	66,730
5,261	Progress Software Corp.*	83,860
2,392	Quality Systems, Inc.	92,594
3,638	Radiant Systems, Inc.*	10,223
3,025	Radisys Corp.*	18,452
2,381	Rogers Corp.*	43,453
4,047	Rudolph Technologies, Inc.*	10,967
3,482	Scansource, Inc.*	55,259
21,880	Skyworks Solutions, Inc.*	142,220
3,668	Smith Micro Software, Inc.*	15,589
3,499	Sonic Solutions, Inc.*	3,464
2,395	SPSS, Inc.*	60,138
2,944	Standard Microsystems Corp.*	45,838
1,517	StarTek, Inc.*	4,779
2,664	Stratasys, Inc.*	24,242
1,703	Supertex, Inc.*	35,525
5,869	Symmetricom, Inc.*	19,837
4,459	Synaptics, Inc.*	92,524
2,472	SYNNEX Corp.*	36,635
10,242	Take-Two Interactive Software, Inc.*	63,398
4,041	Taleo Corp., Class A*	36,369
5,403	Technitrol, Inc.	6,970
8,730	Tekelec*	107,030
8,848	THQ, Inc.*	22,120
1,744	Tollgrade Communications, Inc.*	9,766
19,245	TriQuint Semiconductor, Inc.*	44,841
5,644	TTM Technologies, Inc.*	26,019
3,884	Tyler Technologies, Inc.*	52,861
3,106	Ultratech, Inc.*	34,104
10,819	United Online, Inc.	50,416
9,583	Varian Semiconductor Equipment Associates, Inc.*	174,890
4,242	Veeco Instruments, Inc.*	18,071
3,576	Viasat, Inc.*	65,441
5,941	Websense, Inc.*	66,302
5,117	Wright Express Corp.*	74,913
		5,894,832
	Materials - 3.3%

3,453	A. Schulman, Inc.	49,343
2,176	AM Castle & Co.	15,863
2,971	AMCOL International Corp.	35,860
2,669	American Vanguard Corp.	36,859
3,288	Arch Chemicals, Inc.	59,118
2,400	Balchem Corp.	49,800
2,672	Brush Engineered Materials, Inc.*	33,133
5,104	Buckeye Technologies, Inc.*	11,535
7,129	Calgon Carbon Corp.*	104,440
4,859	Century Aluminum Co.*	10,787
1,489	Clearwater Paper Corp.*	14,696
1,396	Deltic Timber Corp.	43,695
5,753	Eagle Materials, Inc.	109,710
3,960	Georgia Gulf Corp.	2,653
6,386	HB Fuller Co.	72,800
5,585	Headwaters, Inc.*	11,058
3,720	Myers Industries, Inc.	14,694
1,921	Neenah Paper, Inc.	10,085
1,628	NewMarket Corp.	56,280
1,184	Olympic Steel, Inc.	14,658
4,026	OM Group, Inc.*	62,403
1,485	Penford Corp.	7,247
12,214	PolyOne Corp.*	19,665
1,425	Quaker Chemical Corp.	8,023
5,045	Rock-Tenn Co., Class A	139,293
3,039	RTI International Metals, Inc.*	32,943
2,039	Schweitzer-Mauduit International, Inc.	30,993
959	Stepan Co.	27,216
3,634	Texas Industries, Inc.	58,507
6,441	Wausau Paper Corp.	35,748
2,865	Zep, Inc.	22,662
		1,201,767
	Telecommunication Services - 0.3%

11,742	Fairpoint Communications, Inc.	23,132
5,841	General Communication, Inc., Class A*	31,483
4,212	Iowa Telecommunications Services, Inc.	57,114
		111,729
	Utilities - 5.6%

3,500	Allete, Inc.	93,240
2,287	American States Water Co.	76,729
12,034	Atmos Energy Corp.	262,703
7,184	Avista Corp.	102,803
1,511	Central Vermont Public Service Corp.	31,127
2,080	CH Energy Group, Inc.	86,653
7,946	Cleco Corp.	163,052
5,922	El Paso Electric Co.*	83,678
2,914	Laclede Group, Inc. (The)	115,336
5,555	New Jersey Resources Corp.	194,814
3,489	Northwest Natural Gas Co.	142,874
9,670	Piedmont Natural Gas Co.	233,434
3,916	South Jersey Industries, Inc.	141,211
5,793	Southwest Gas Corp.	112,906
3,328	UIL Holdings Corp.	68,290
4,689	Unisource Energy Corp.	117,881
		2,026,731
	Total Common Stocks (Cost $41,240,453)	32,955,920

Principal Amount
	Repurchase Agreements - 27.6%
$909,091	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $909,111(b)	909,091
727,273	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $727,306 (c)	727,273
134,297	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $134,300 (d)	134,297

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (continued)
$145,455	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $145,458 (e)	$145,455
727,273	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $727,313 (f)	727,273
727,273	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $727,289 (g)	727,273
1,454,545	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $1,454,630 (h)	1,454,545
363,636	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $363,644(i)	363,636
2,181,818	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $2,181,867 (j)	2,181,818
363,636	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $363,642(k)	363,636
2,187,812	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,187,859(l)	2,187,812
	Total Repurchase Agreements (Cost $9,922,109)	9,922,109
	Total Investments (Cost $51,162,562) — 119.3%	42,878,029
	Liabilities in excess of other assets — (19.3)%	(6,933,580)
	Net Assets — 100.0%	$35,944,449

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $927,273. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $741,820. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $136,986. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $148,365. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $741,822. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $741,819. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $1,483,638. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $370,911. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $2,225,456. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $370,909. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $2,231,570. The investment in the repurchase agreement was through participation in a pooled account.

REIT                                             Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(23,155,285)
Net unrealized depreciation	$(23,155,285)
Federal income tax cost of investments	$66,033,314

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/09	$17,282,134	$(2,323,974)

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/09	22,363,530	(5,754,018)

		$39,645,664	$(8,077,992)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 94.4%
	Consumer Discretionary - 11.0%

8,886	1-800-FLOWERS.COM, Inc., Class A*	$11,818
15,973	99 Cents Only Stores*	131,618
15,440	Aaron Rents, Inc.	371,023
22,759	Aeropostale, Inc.*	527,781
8,585	AFC Enterprises, Inc.*	36,057
6,968	AH Belo Corp., Class A	7,456
6,495	Ambassadors Group, Inc.	49,037
11,524	American Apparel, Inc.*	19,821
15,672	American Axle & Manufacturing Holdings, Inc.	14,575
15,453	American Greetings Corp., Class A	57,640
3,748	American Public Education, Inc.*	139,988
3,415	America’s Car-Mart, Inc.*	37,497
7,533	Amerigon, Inc.*	21,620
8,644	Ameristar Casinos, Inc.	85,057
9,281	Arbitron, Inc.	120,096
409	Aristotle Corp. (The)*	1,395
25,073	ArvinMeritor, Inc.	15,796
10,863	Asbury Automotive Group, Inc.	30,960
5,934	Audiovox Corp., Class A*	16,615
18,614	Bally Technologies, Inc.*	346,220
13,351	Beazer Homes USA, Inc.*	6,408
13,061	Bebe Stores, Inc.	67,395
30,325	Belo Corp., Class A	24,260
1,971	Bidz.com, Inc.*	5,834
7,428	Big 5 Sporting Goods Corp.	38,923
5,921	BJ’s Restaurants, Inc.*	73,598
60,211	Blockbuster, Inc., Class A*	60,211
4,540	Blue Nile, Inc.*	108,370
4,366	Bluegreen Corp.*	4,715
2,075	Blyth, Inc.	42,351
10,547	Bob Evans Farms, Inc.	194,803
20,586	Borders Group, Inc.*	11,322
3,184	Brookfield Homes Corp.	8,788
14,400	Brown Shoe Co., Inc.	51,408
29,803	Brunswick Corp.	92,091
7,893	Buckle, Inc. (The)	187,301
6,057	Buffalo Wild Wings, Inc.*	186,980
5,650	Build-A-Bear Workshop, Inc.*	20,453
13,365	Cabela’s, Inc.*	112,533
3,835	Cache, Inc.*	6,481
7,164	California Pizza Kitchen, Inc.*	74,506
22,552	Callaway Golf Co.	152,677
4,844	Capella Education Co.*	268,648
19,257	Carter’s, Inc.*	314,082
12,680	Casual Male Retail Group, Inc.*	3,804
9,412	Cato Corp. (The), Class A	137,698
2,201	Cavco Industries, Inc.*	48,642
6,849	CEC Entertainment, Inc.*	159,924
26,431	Champion Enterprises, Inc.*	7,665
7,095	Charlotte Russe Holding, Inc.*	37,320
38,541	Charming Shoppes, Inc.*	26,979
138,794	Charter Communications, Inc., Class A*	3,192
20,320	Cheesecake Factory, Inc. (The)*	165,405
2,563	Cherokee, Inc.	35,728
60,040	Chico’s FAS, Inc.*	271,981
7,946	Children’s Place Retail Stores, Inc. (The)*	145,253
11,999	Christopher & Banks Corp.	46,676
3,257	Churchill Downs, Inc.	97,775
10,156	Cinemark Holdings, Inc.	78,100
61,654	Citadel Broadcasting Corp.*	5,549
4,855	Citi Trends, Inc.*	59,231
17,820	CKE Restaurants, Inc.	124,205
17,904	CKX, Inc.*	62,127
9,503	Coinstar, Inc.*	248,408
19,365	Coldwater Creek, Inc.*	32,727
21,752	Collective Brands, Inc.*	225,133
4,210	Columbia Sportswear Co.	114,175
3,331	Conn’s, Inc.*	40,971
20,042	Cooper Tire & Rubber Co.	91,191
3,201	Core-Mark Holding Co., Inc.*	54,769
28,974	Corinthian Colleges, Inc.*	570,788
8,104	Cox Radio, Inc., Class A*	43,600
7,537	Cracker Barrel Old Country Store, Inc.	168,678
28,318	CROCS, Inc.*	34,548
3,708	Crown Media Holdings, Inc., Class A*	6,081
2,511	CSS Industries, Inc.	35,204
8,975	Cumulus Media, Inc., Class A*	14,899
33,681	Dana Holding Corp.*	12,125
4,437	Deckers Outdoor Corp.*	183,115
32,321	Denny’s Corp.*	51,714
19,412	Dillard’s, Inc., Class A	68,913
5,920	DineEquity, Inc.	43,512
8,663	Dolan Media Co.*	52,411
13,345	Domino’s Pizza, Inc.*	91,146
3,733	Dorman Products, Inc.*	30,835
4,750	Dover Downs Gaming & Entertainment, Inc.	12,683
5,158	Dover Motorsports, Inc.	7,221
15,309	Dress Barn, Inc.*	151,865
6,704	Drew Industries, Inc.*	41,632
28,431	drugstore.com, Inc.*	24,451
4,559	DSW, Inc., Class A*	39,709
1,495	Einstein Noah Restaurant Group, Inc.*	6,772
8,737	Entercom Communications Corp., Class A	8,999
19,179	Entravision Communications Corp., Class A*	7,288
8,375	Ethan Allen Interiors, Inc.	79,897
25,603	Exide Technologies*	83,466
4,674	FGX International Holdings Ltd.*	39,636
14,504	Finish Line (The), Class A	60,192
2,275	Fisher Communications, Inc.	22,363
15,434	Fossil, Inc.*	194,777
13,585	Fred’s, Inc., Class A	125,118
4,113	Fuel Systems Solutions, Inc.*	81,479
3,318	Fuqi International, Inc.*	13,471
14,138	Furniture Brands International, Inc.	19,228
4,499	G-III Apparel Group Ltd.*	15,297
6,113	Gaiam, Inc., Class A*	18,522
13,899	Gaylord Entertainment Co.*	91,177
6,526	Genesco, Inc.*	93,322
5,498	Global Sources Ltd.*	23,255
4,028	Global Traffic Network, Inc.*	16,595
3,571	Grand Canyon Education, Inc. *	60,778
14,531	Gray Television, Inc.	4,795
9,159	Great Wolf Resorts, Inc.*	15,570
7,890	Group 1 Automotive, Inc.	84,423
9,686	Gymboree Corp.*	249,124
12,488	Harte-Hanks, Inc.	70,058
6,029	Haverty Furniture Cos., Inc.	53,055
34,400	Hayes Lemmerz International, Inc.*	1,720
10,276	Helen of Troy Ltd.*	103,171
4,246	hhgregg, Inc.*	43,564

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,675	Hibbett Sports, Inc.*	$135,644
3,120	Hooker Furniture Corp.	21,528
14,875	HOT Topic, Inc.*	132,090
15,783	Hovnanian Enterprises, Inc., Class A*	13,416
19,618	Iconix Brand Group, Inc.*	158,906
12,449	Interactive Data Corp.	281,596
6,088	iRobot Corp.*	47,973
5,373	Isle of Capri Casinos, Inc.*	15,474
14,416	J. Crew Group, Inc.*	162,324
19,995	Jack in the Box, Inc.*	388,703
9,673	Jackson Hewitt Tax Service, Inc.	72,354
9,320	Jakks Pacific, Inc.*	118,084
8,628	Jo-Ann Stores, Inc.*	103,881
6,188	JoS. A. Bank Clothiers, Inc.*	139,849
14,363	Journal Communications, Inc., Class A	13,501
2,134	K12, Inc.*	35,446
3,064	Kenneth Cole Productions, Inc., Class A	21,448
9,654	Knology, Inc.*	38,423
19,152	Krispy Kreme Doughnuts, Inc.*	24,706
8,817	K-Swiss, Inc., Class A	87,817
3,966	Landry’s Restaurants, Inc.	21,020
17,496	La-Z-Boy, Inc.	15,746
11,209	Leapfrog Enterprises, Inc.*	16,141
21,807	Lear Corp.*	13,084
3,042	Learning Tree International, Inc.*	20,655
15,278	Lee Enterprises, Inc.	6,264
4,970	Libbey, Inc.	5,020
11,849	Life Time Fitness, Inc.*	101,427
9,099	LIN TV Corp., Class A*	6,005
1,452	Lincoln Educational Services Corp.*	20,822
25,783	Live Nation, Inc.*	90,498
5,519	Lodgian, Inc.*	10,045
7,338	Luby’s, Inc.*	30,159
6,589	Lululemon Athletica, Inc.*	37,689
3,195	Lumber Liquidators, Inc.*	30,608
4,770	M/I Homes, Inc.	30,766
7,640	Maidenform Brands, Inc.*	66,697
6,889	Marcus Corp.	57,041
3,409	Marine Products Corp.	12,852
5,563	MarineMax, Inc.*	8,011
8,607	Martha Stewart Living Omnimedia, Class A*	18,247
16,648	Marvel Entertainment, Inc.*	430,517
10,612	Matthews International Corp., Class A	368,661
19,356	McClatchy Co. (The), Class A	9,484
7,779	Media General, Inc., Class A	11,980
13,391	Mediacom Communications Corp., Class A*	52,225
17,561	Men’s Wearhouse, Inc. (The)	187,551
10,442	Meritage Homes Corp.*	103,585
4,706	Midas, Inc.*	34,589
10,978	Modine Manufacturing Co.	12,405
3,900	Monarch Casino & Resort, Inc.*	28,431
5,540	Monro Muffler, Inc.	130,356
8,393	Morgans Hotel Group Co.*	19,388
5,414	Movado Group, Inc.	30,914
14,315	National CineMedia, Inc.	157,465
1,528	National Presto Industries, Inc.	92,459
7,753	Nautilus, Inc.*	5,039
13,728	NetFlix, Inc.*	496,130
7,899	New York & Co., Inc.*	17,220
10,394	NutriSystem, Inc.	134,083
6,163	O’Charleys, Inc.	13,928
12,453	Orbitz Worldwide, Inc.*	30,634
5,095	Outdoor Channel Holdings, Inc.*	20,686
5,245	Overstock.com, Inc.*	42,747
4,841	Oxford Industries, Inc.	22,607
22,359	Pacific Sunwear of California*	31,526
3,367	Palm Harbor Homes, Inc.*	8,552
7,437	Papa John’s International, Inc.*	164,730
4,483	Peet’s Coffee & Tea, Inc.*	96,609
14,358	PEP Boys-Manny Moe & Jack	45,371
4,146	Perry Ellis International, Inc.*	19,652
8,075	PetMed Express, Inc.*	111,273
8,222	PF Chang’s China Bistro, Inc.*	161,973
30,298	Pier 1 Imports, Inc.*	6,363
20,401	Pinnacle Entertainment, Inc.*	153,212
7,257	Playboy Enterprises, Inc., Class B*	10,232
11,214	Polaris Industries, Inc.	206,450
16,271	Pool Corp.	215,916
2,719	Pre-Paid Legal Services, Inc.*	86,763
8,571	Primedia, Inc.	15,256
4,545	Princeton Review, Inc.*	20,907
28,078	Quantum Fuel Systems Technologies Worldwide, Inc.*	18,531
42,880	Quiksilver, Inc.*	53,600
17,525	Raser Technologies, Inc.*	57,657
5,923	RC2 Corp.*	27,779
12,808	RCN Corp.*	54,946
5,261	Red Robin Gourmet Burgers, Inc.*	74,759
14,635	Regis Corp.	184,401
22,703	Rent-A-Center, Inc.*	397,757
9,834	Retail Ventures, Inc.*	16,128
2,688	Rex Stores Corp.*	17,606
4,594	RHI Entertainment, Inc.*	12,496
2,353	Rick’s Cabaret International, Inc.*	7,130
3,428	Riviera Holdings Corp.*	8,639
17,597	Ruby Tuesday, Inc.*	20,061
5,704	Russ Berrie & Co., Inc.*	6,788
6,838	Ruth’s Hospitality Group, Inc.*	6,838
14,418	Ryland Group, Inc.	203,726
32,096	Sally Beauty Holdings, Inc.*	124,212
8,185	Scholastic Corp.	90,117
15,046	Sealy Corp.*	12,037
3,018	Shoe Carnival, Inc.*	20,673
18,002	Shuffle Master, Inc.*	53,286
6,694	Shutterfly, Inc.*	53,753
16,506	Sinclair Broadcast Group, Inc., Class A	18,487
24,750	Six Flags, Inc.*	5,940
11,170	Skechers U.S.A., Inc., Class A*	71,265
2,321	Skyline Corp.	37,043
12,778	Smith & Wesson Holding Corp.*	48,940
8,872	Sonic Automotive, Inc., Class A	12,687
20,388	Sonic Corp.*	183,492
22,916	Sotheby’s	153,766
11,028	Spartan Motors, Inc.	25,144
4,633	Speedway Motorsports, Inc.	54,994
13,039	Stage Stores, Inc.	93,620
4,651	Stamps.com, Inc.*	38,696
34,207	Standard Pacific Corp.*	32,497
9,769	Steak N Shake Co. (The)*	59,884
8,591	Stein Mart, Inc.*	10,309
5,532	Steiner Leisure Ltd.*	139,462
2,333	Steinway Musical Instruments, Inc.*	21,510
6,006	Steven Madden Ltd.*	97,417
28,455	Stewart Enterprises, Inc., Class A	66,016
4,978	Stoneridge, Inc.*	9,060

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,842	Superior Industries International, Inc.	$79,910
2,258	Syms Corp.*	12,238
3,752	Systemax, Inc.	34,819
8,315	Talbots, Inc.	21,120
25,410	Tempur-Pedic International, Inc.	156,017
15,857	Tenneco, Inc.*	21,566
16,793	Texas Roadhouse, Inc., Class A*	137,703
16,264	Timberland Co. (The), Class A*	182,970
5,953	Town Sports International Holdings, Inc.*	11,489
11,337	Tractor Supply Co.*	354,168
5,804	True Religion Apparel, Inc.*	59,317
10,300	Tuesday Morning Corp.*	9,064
21,091	Tupperware Brands Corp.	299,070
8,439	Tween Brands, Inc.*	10,127
6,906	Ulta Salon Cosmetics & Fragrance, Inc.*	38,674
11,211	Under Armour, Inc., Class A*	161,326
15,360	Unifi, Inc.*	8,448
4,886	Unifirst Corp.	117,069
4,811	Universal Electronics, Inc.*	74,907
7,326	Universal Technical Institute, Inc.*	80,806
10,096	Vail Resorts, Inc.*	190,612
16,349	Valassis Communications, Inc.*	22,071
458	Value Line, Inc.	13,758
44,519	Visteon Corp.*	4,897
6,181	Volcom, Inc.*	49,201
15,486	Warnaco Group, Inc. (The)*	335,272
134,924	Wendy’s/Arby’s Group, Inc., Class A	611,206
31,326	Wet Seal, Inc. (The), Class A*	78,315
2,466	Weyco Group, Inc.	54,055
9,888	Winnebago Industries	40,046
14,931	WMS Industries, Inc.*	270,699
16,932	Wolverine World Wide, Inc.	256,689
5,000	Wonder Auto Technology, Inc.*	12,100
7,220	World Wrestling Entertainment, Inc., Class A	70,034
10,889	Zale Corp.*	13,611
6,681	Zumiez, Inc.*	52,713
		22,942,143
	Consumer Staples - 4.0%

6,754	AgFeed Industries, Inc.*	7,497
1,219	Alico, Inc.	31,670
30,250	Alliance One International, Inc.*	104,665
2,417	American Dairy, Inc.*	27,820
21,001	American Oriental Bioengineering, Inc.*	77,494
6,159	Andersons, Inc. (The)	76,125
390	Arden Group, Inc., Class A	40,388
6,839	B&G Foods, Inc., Class A	25,988
2,869	Boston Beer Co., Inc., Class A*	68,770
3,529	Calavo Growers, Inc.	41,854
4,413	Cal-Maine Foods, Inc.	98,322
17,256	Casey’s General Stores, Inc.	343,567
21,904	Central Garden and Pet Co., Class A*	163,623
5,847	Chattem, Inc.*	370,875
2,681	China Sky One Medical, Inc.*	29,491
14,733	Chiquita Brands International, Inc.*	72,486
1,388	Coca-Cola Bottling Co. Consolidated	60,725
27,727	Darling International, Inc.*	120,058
5,463	Diamond Foods, Inc.	117,181
8,307	Elizabeth Arden, Inc.*	46,021
2,297	Farmer Bros Co.	39,485
26,307	Flowers Foods, Inc.	586,909
14,270	Fresh Del Monte Produce, Inc.*	267,991
12,001	Great Atlantic & Pacific Tea Co.*	48,844
5,855	Green Mountain Coffee Roasters, Inc.*	218,684
1,136	Griffin Land & Nurseries, Inc.	29,843
13,788	Hain Celestial Group, Inc. (The)*	194,135
2,269	HQ Sustainable Maritime Industries, Inc.*	14,181
4,050	Imperial Sugar Co.	25,758
4,279	Ingles Markets, Inc., Class A	58,109
4,783	Inter Parfums, Inc.	26,115
4,817	J&J Snack Foods Corp.	152,073
6,859	Lancaster Colony Corp.	266,678
9,201	Lance, Inc.	200,674
1,643	Lifeway Foods, Inc.*	13,620
5,357	Mannatech, Inc.	18,696
4,333	Nash Finch Co.	150,962
3,659	National Beverage Corp.*	29,931
16,850	Nu Skin Enterprises, Inc., Class A	158,390
6,248	Omega Protein Corp.*	15,120
7,558	Pantry, Inc. (The)*	116,847
11,485	Prestige Brands Holdings, Inc.*	62,823
4,909	Pricesmart, Inc.	82,078
19,127	Ralcorp Holdings, Inc.*	1,159,096
6,079	Reddy Ice Holdings, Inc.	8,207
14,322	Ruddick Corp.	310,501
6,900	Sanderson Farms, Inc.	238,257
3,174	Schiff Nutrition International, Inc.*	12,093
21,312	Smart Balance, Inc.*	124,888
7,444	Spartan Stores, Inc.	113,893
22,419	Star Scientific, Inc.*	64,791
2,647	Susser Holdings Corp.*	26,549
3,528	Synutra International, Inc.*	23,250
8,095	Tootsie Roll Industries, Inc.	173,395
10,618	TreeHouse Foods, Inc.*	283,394
14,589	United Natural Foods, Inc.*	217,084
8,647	Universal Corp.	248,515
2,239	USANA Health Sciences, Inc.*	44,847
11,215	Vector Group Ltd.	139,178
2,173	Village Super Market, Inc., Class A	56,846
5,590	WD-40 Co.	137,570
3,753	Weis Markets, Inc.	104,146
18,399	Winn-Dixie Stores, Inc.*	177,918
6,276	Zhongpin, Inc.*	53,346
		8,420,330
	Energy - 4.0%

14,285	Abraxas Petroleum Corp.*	12,142
9,533	Allis-Chalmers Energy, Inc.*	18,589
3,679	Alon USA Energy, Inc.	40,285
12,482	American Oil & Gas, Inc.*	6,865
1,302	APCO Argentina, Inc.	20,819
3,057	Approach Resources, Inc.*	20,543
12,900	Arena Resources, Inc.*	276,318
11,740	Atlas America, Inc.	118,104
9,454	ATP Oil & Gas Corp.*	32,995
9,969	Aventine Renewable Energy Holdings, Inc.*	2,193
14,038	Basic Energy Services, Inc.*	88,580
14,525	Berry Petroleum Co., Class A	96,591
12,463	Bill Barrett Corp.*	241,034
13,600	BMB Munai, Inc.*	7,072

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,933	Bolt Technology Corp.*	$18,859
20,391	BPZ Resources, Inc.*	70,145
15,721	Brigham Exploration Co.*	20,909
8,235	Bristow Group, Inc.*	166,759
8,939	Bronco Drilling Co., Inc.*	36,292
15,040	Cal Dive International, Inc.*	75,952
7,129	Callon Petroleum Co.*	8,555
16,093	Cano Petroleum, Inc.*	4,828
6,986	CARBO Ceramics, Inc.	242,833
9,299	Carrizo Oil & Gas, Inc.*	98,941
16,519	Cheniere Energy, Inc.*	68,389
1,837	Clayton Williams Energy, Inc.*	46,035
8,403	Clean Energy Fuels Corp.*	47,813
16,335	Complete Production Services, Inc.*	49,822
15,500	Comstock Resources, Inc.*	471,665
18,819	Concho Resources, Inc.*	375,439
4,470	Contango Oil & Gas Co.*	162,797
13,685	Crosstex Energy, Inc.	30,654
7,826	CVR Energy, Inc.*	36,939
2,630	Dawson Geophysical Co.*	32,112
4,510	Delek U.S. Holdings, Inc.	30,668
21,144	Delta Petroleum Corp.*	43,557
13,350	DHT Maritime, Inc.	71,556
2,777	Double Eagle Petroleum Co.*	10,219
10,524	Dril-Quip, Inc.*	221,215
38,688	Endeavour International Corp.*	27,855
10,859	Energy Partners Ltd.*	2,932
40,790	Energy XXI Bermuda Ltd.	14,277
9,209	ENGlobal Corp.*	26,890
41,966	Evergreen Energy, Inc.*	32,775
50,804	EXCO Resources, Inc.*	462,824
13,714	FX Energy, Inc.*	41,416
31,891	Gasco Energy, Inc.*	8,930
16,491	General Maritime Corp.	151,717
12,924	GeoGlobal Resources, Inc.*	13,570
1,627	Geokinetics, Inc.*	4,230
6,280	GeoMet, Inc.*	6,406
2,066	Georesources, Inc.*	12,747
5,680	GMX Resources, Inc.*	97,980
12,020	Golar LNG Ltd.	52,527
7,675	Goodrich Petroleum Corp.*	152,272
75,267	Gran Tierra Energy, Inc.*	174,619
1,539	GreenHunter Energy, Inc.*	2,709
4,141	Gulf Island Fabrication, Inc.	36,689
7,675	Gulfmark Offshore, Inc.*	160,331
8,923	Gulfport Energy Corp.*	19,898
11,206	Harvest Natural Resources, Inc.*	35,299
7,886	Hornbeck Offshore Services, Inc.*	103,386
5,073	Houston American Energy Corp.	11,161
43,276	International Coal Group, Inc.*	70,540
30,417	ION Geophysical Corp.*	32,546
9,324	James River Coal Co.*	102,471
5,819	Knightsbridge Tankers Ltd.	76,636
5,031	Lufkin Industries, Inc.	165,268
8,846	Matrix Service Co.*	61,568
20,415	McMoRan Exploration Co.*	93,705
26,395	Meridian Resource Corp.*	5,279
3,333	Mitcham Industries, Inc.*	11,199
6,804	NATCO Group, Inc., Class A*	121,043
9,385	National Coal Corp.*	9,667
4,113	Natural Gas Services Group, Inc.*	30,848
30,571	Newpark Resources, Inc.*	90,796
12,895	Nordic American Tanker Shipping	329,209
7,257	Northern Oil and Gas, Inc.*	19,159
63,219	Oilsands Quest, Inc.*	49,311
1,387	OYO Geospace Corp.*	15,604
15,046	Pacific Ethanol, Inc.*	5,116
2,490	Panhandle Oil and Gas, Inc., Class A	40,761
14,079	Parallel Petroleum Corp.*	17,036
38,433	Parker Drilling Co.*	61,493
14,151	Penn Virginia Corp.	195,991
5,053	Petroleum Development Corp.*	61,141
14,758	Petroquest Energy, Inc.*	47,816
4,641	PHI, Inc. (Non-Voting)*	40,470
16,942	Pioneer Drilling Co.*	65,057
314	PrimeEnergy Corp.*	9,499
9,374	Quest Resource Corp.*	2,259
15,836	RAM Energy Resources, Inc.*	7,918
56,410	Rentech, Inc.*	34,410
5,703	Rex Energy Corp.*	8,383
17,500	Rosetta Resources, Inc.*	89,075
9,867	RPC, Inc.	57,525
14,357	Ship Finance International Ltd.	122,465
10,777	Stone Energy Corp.*	42,677
19,663	Sulphco, Inc.*	14,944
5,617	Superior Well Services, Inc.*	32,298
10,391	Swift Energy Co.*	74,711
4,245	T-3 Energy Services, Inc.*	46,738
4,594	Teekay Tankers Ltd., Class A	52,831
5,753	Toreador Resources Corp.*	14,095
4,315	Trico Marine Services, Inc.*	14,110
7,628	Tri-Valley Corp.*	9,154
11,925	TXCO Resources, Inc.*	18,245
4,778	Union Drilling, Inc.*	16,389
16,744	Uranium Resources, Inc.*	8,372
37,827	USEC, Inc.*	190,270
20,113	Vaalco Energy, Inc.*	114,644
6,889	Venoco, Inc.*	21,080
19,830	Warren Resources, Inc.*	12,890
10,160	Western Refining, Inc.	115,316
3,233	Westmoreland Coal Co.*	19,236
13,216	Willbros Group, Inc.*	94,891
9,778	World Fuel Services Corp.	283,660
		8,426,338
	Financials - 19.6%

5,077	1st Source Corp.	90,777
8,320	Abington Bancorp, Inc.	60,320
10,979	Acadia Realty Trust (REIT)	110,229
14,238	Advance America Cash Advance Centers, Inc.	14,523
13,029	Advanta Corp., Class B	6,254
2,653	Agree Realty Corp. (REIT)	30,801
683	Alexander’s, Inc. (REIT)	95,893
97,604	Ambac Financial Group, Inc.	57,586
6,805	Amcore Financial, Inc.	7,485
14,396	American Campus Communities, Inc. (REIT)	246,460
3,400	American Capital Agency Corp. (REIT)	54,740
18,581	American Equity Investment Life Holding Co.	71,351
2,584	American Physicians Capital, Inc.	109,484
3,608	American Safety Insurance Holdings Ltd.*	37,054
4,616	Ameris Bancorp	22,942
6,405	Amerisafe, Inc.*	92,873
2,191	Ames National Corp.	35,144
6,695	Ampal-American Israel Corp., Class A*	9,775
5,389	Amtrust Financial Services, Inc.	45,160
6,477	Anchor Bancorp Wisconsin, Inc.	4,534

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19,996	Anthracite Capital, Inc. (REIT)	$16,597
33,723	Anworth Mortgage Asset Corp. (REIT)	203,350
48,395	Apollo Investment Corp.	199,871
4,828	Arbor Realty Trust, Inc. (REIT)	2,800
33,059	Ares Capital Corp.	119,012
10,447	Argo Group International Holdings Ltd.*	295,964
3,107	Arrow Financial Corp.	73,201
29,453	Ashford Hospitality Trust, Inc. (REIT)	29,453
29,058	Aspen Insurance Holdings Ltd.	633,174
5,076	Asset Acceptance Capital Corp.*	17,005
4,932	Associated Estates Realty Corp. (REIT)	27,225
18,979	Assured Guaranty Ltd.	83,887
2,074	Avatar Holdings, Inc.*	34,449
2,920	Baldwin & Lyons, Inc., Class B	49,494
2,511	Bancfirst Corp.	87,609
9,282	Banco Latinoamericano de Exportaciones S.A., Class E	84,188
5,967	BancTrust Financial Group, Inc.	36,399
16,414	Bank Mutual Corp.	138,698
4,207	Bank of the Ozarks, Inc.	87,295
6,697	BankFinancial Corp.	57,996
5,090	Banner Corp.	14,252
11,141	Beneficial Mutual Bancorp, Inc.*	100,269
4,081	Berkshire Hills Bancorp, Inc.	85,946
11,429	BGC Partners, Inc., Class A	19,544
27,340	BioMed Realty Trust, Inc. (REIT)	233,210
4,423	BlackRock Kelso Capital Corp.	16,586
18,572	Boston Private Financial Holdings, Inc.	64,445
8,635	Broadpoint Securities Group, Inc.*	20,724
19,808	Brookline Bancorp, Inc.	173,914
1,152	Brooklyn Federal Bancorp, Inc.	11,232
2,340	Bryn Mawr Bank Corp.	35,217
6,844	Calamos Asset Management, Inc., Class A	23,612
2,618	Camden National Corp.	58,408
4,007	Capital City Bank Group, Inc.	48,605
1,036	Capital Southwest Corp.	68,024
5,658	Capital Trust, Inc./NY, Class A (REIT)	9,449
4,896	Capitol Bancorp Ltd.	21,347
15,226	CapLease, Inc. (REIT)	30,300
21,484	Capstead Mortgage Corp. (REIT)	215,270
8,222	Cardinal Financial Corp.	46,865
4,299	Cardtronics, Inc.*	6,019
4,517	Care Investment Trust, Inc. (REIT)	23,940
7,576	Cascade Bancorp	6,818
9,912	Cash America International, Inc.	142,733
16,816	Cathay General Bancorp	163,452
13,026	Cedar Shopping Centers, Inc. (REIT)	61,743
3,142	Centerstate Banks of Florida, Inc.	35,787
9,769	Central Pacific Financial Corp.	38,783
8,107	Chemical Financial Corp.	155,006
46,368	Chimera Investment Corp. (REIT)	138,640
3,052	Citizens & Northern Corp.	46,116
42,881	Citizens Republic Bancorp, Inc.*	32,161
12,710	Citizens, Inc./TX*	82,615
4,656	City Bank/WA	7,962
5,486	City Holding Co.	143,843
3,568	Clifton Savings Bancorp, Inc.	34,074
5,692	CNA Surety Corp.*	82,819
6,414	CoBiz Financial, Inc.	30,274
4,093	Cogdell Spencer, Inc. (REIT)	26,154
5,706	Cohen & Steers, Inc.	51,297
68,679	Colonial BancGroup, Inc. (The)	30,906
16,137	Colonial Properties Trust (REIT)	61,482
6,155	Columbia Banking System, Inc.	48,071
11,103	Community Bank System, Inc.	189,972
5,100	Community Trust Bancorp, Inc.	132,141
8,110	Compass Diversified Holdings	71,449
5,480	CompuCredit Corp.*	11,508
1,844	Consolidated-Tomoka Land Co.	41,674
14,284	Corporate Office Properties Trust/MD (REIT)	357,100
12,828	Corus Bankshares, Inc.	1,924
14,813	Cousins Properties, Inc. (REIT)	105,320
8,225	Crawford & Co., Class B*	65,389
2,023	Credit Acceptance Corp.*	38,498
22,508	CVB Financial Corp.	158,006
6,072	Danvers Bancorp, Inc.	77,843
58,425	DCT Industrial Trust, Inc. (REIT)	170,601
14,060	Delphi Financial Group, Inc., Class A	152,410
700	Diamond Hill Investment Group, Inc.*	27,986
32,249	DiamondRock Hospitality Co. (REIT)	99,649
8,009	Dime Community Bancshares	78,969
8,246	Dollar Financial Corp.*	50,136
3,987	Donegal Group, Inc., Class A	56,057
1,831	Doral Financial Corp.*	6,409
4,054	DuPont Fabros Technology, Inc. (REIT)	21,567
21,586	East West Bancorp, Inc.	153,476
8,470	EastGroup Properties, Inc. (REIT)	208,277
9,702	Education Realty Trust, Inc. (REIT)	35,412
8,480	eHealth, Inc.*	107,272
1,991	EMC Insurance Group, Inc.	39,780
16,817	Employers Holdings, Inc.	161,443
2,190	Encore Bancshares, Inc.*	13,140
4,656	Encore Capital Group, Inc.*	18,484
1,901	Enstar Group Ltd.*	87,617
3,762	Enterprise Financial Services Corp.	34,535
11,182	Entertainment Properties Trust (REIT)	166,724
3,741	Epoch Holding Corp.	18,406
6,923	Equity Lifestyle Properties, Inc. (REIT)	230,744
10,956	Equity One, Inc. (REIT)	122,488
5,327	ESSA Bancorp, Inc.	63,977
3,353	Evercore Partners, Inc., Class A	40,940
29,094	Extra Space Storage, Inc. (REIT)	182,419
15,289	Ezcorp, Inc., Class A*	157,171
2,111	Farmers Capital Bank Corp.	28,013
4,362	FBL Financial Group, Inc., Class A	13,217
8,711	FBR Capital Markets Corp.*	18,293
7,723	FCStone Group, Inc.*	12,666
3,226	Federal Agricultural Mortgage Corp., Class C	11,517
21,403	FelCor Lodging Trust, Inc. (REIT)	17,336
3,401	Fifth Street Finance Corp.	23,059
8,666	Financial Federal Corp.	164,654
3,732	Financial Institutions, Inc.	12,316
5,868	First Acceptance Corp.*	14,846
2,948	First Bancorp, Inc./ME	34,344
4,886	First Bancorp/NC	50,424

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
24,206	First Bancorp/Puerto Rico	$100,697
8,642	First Busey Corp.	60,494
6,753	First Cash Financial Services, Inc.*	92,246
28,933	First Commonwealth Financial Corp.	236,672
3,243	First Community Bancshares, Inc./VA	38,105
12,755	First Financial Bancorp	98,086
7,072	First Financial Bankshares, Inc.	304,237
3,848	First Financial Corp./IN	124,675
3,970	First Financial Holdings, Inc.	22,391
6,999	First Financial Northwest, Inc.	51,583
15,075	First Industrial Realty Trust, Inc. (REIT)	33,316
23,518	First Marblehead Corp. (The)*	22,342
7,461	First Merchants Corp.	74,983
4,944	First Mercury Financial Corp.*	58,883
16,525	First Midwest Bancorp, Inc./IL	124,268
40,324	First Niagara Financial Group, Inc.	468,565
5,776	First Place Financial Corp./OH	12,823
9,308	First Potomac Realty Trust (REIT)	67,855
2,735	First South Bancorp, Inc./NC	16,465
4,657	FirstFed Financial Corp.*	1,164
27,512	FirstMerit Corp.	404,702
20,460	Flagstar Bancorp, Inc.*	15,959
10,248	Flagstone Reinsurance Holdings Ltd.	76,348
7,286	Flushing Financial Corp.	44,736
29,265	FNB Corp./PA	183,784
12,120	Forestar Group, Inc.*	91,142
2,100	Fox Chase Bancorp, Inc.*	18,459
2,810	Fpic Insurance Group, Inc.*	104,251
20,098	Franklin Street Properties Corp. (REIT)	213,039
50,314	Friedman Billings Ramsey Group, Inc., Class A (REIT)*	7,547
15,996	Frontier Financial Corp.	24,794
3,515	FX Real Estate and Entertainment, Inc.*	218
2,578	GAMCO Investors, Inc., Class A	74,762
5,899	Getty Realty Corp. (REIT)	98,159
22,489	GFI Group, Inc.	50,375
20,651	Glacier Bancorp, Inc.	317,819
7,176	Gladstone Capital Corp.	47,362
7,513	Gladstone Investment Corp.	30,353
12,859	Glimcher Realty Trust (REIT)	17,874
14,167	Gramercy Capital Corp./NY (REIT)	10,767
4,465	Green Bankshares, Inc.	31,925
5,894	Greenhill & Co., Inc.	380,752
9,802	Greenlight Capital Re Ltd., Class A*	141,933
11,811	Grubb & Ellis Co.	6,732
17,918	Guaranty Bancorp*	27,594
30,859	Guaranty Financial Group, Inc.*	13,269
2,004	Hallmark Financial Services*	13,727
8,755	Hancock Holding Co.	248,292
12,668	Hanmi Financial Corp.	14,948
4,441	Harleysville Group, Inc.	132,164
14,562	Harleysville National Corp.	98,148
8,800	Harris & Harris Group, Inc.*	27,632
5,282	Hatteras Financial Corp. (REIT)	125,976
20,013	Healthcare Realty Trust, Inc. (REIT)	289,988
4,456	Heartland Financial USA, Inc.	50,397
11,181	Hercules Technology Growth Capital, Inc.	48,414
3,527	Heritage Commerce Corp.	17,282
16,380	Hersha Hospitality Trust (REIT)	29,484
21,615	Highwoods Properties, Inc. (REIT)	408,307
15,328	Hilltop Holdings, Inc.*	166,922
4,509	Home Bancshares, Inc./AR	82,515
2,236	Home Federal Bancorp, Inc./ID	16,479
10,764	Home Properties, Inc. (REIT)	285,677
13,824	Horace Mann Educators Corp.	106,307
5,410	Iberiabank Corp.	233,712
2,207	Independence Holding Co.	7,967
5,536	Independent Bank Corp./MA	81,158
984	IndyMac Bancorp, Inc.*	54
4,872	Infinity Property & Casualty Corp.	173,102
19,509	Inland Real Estate Corp. (REIT)	152,170
7,032	Integra Bank Corp.	7,032
13,816	Interactive Brokers Group, Inc., Class A*	194,115
1,517	International Assets Holding Corp.*	11,681
17,357	International Bancshares Corp.	173,744
14,993	Investors Bancorp, Inc.*	107,350
19,536	Investors Real Estate Trust (REIT)	178,559
15,900	IPC Holdings Ltd.	404,019
1,531	JER Investors Trust, Inc. (REIT)	3,567
1,556	Kansas City Life Insurance Co.	37,017
3,420	Kayne Anderson Energy Development Co.	31,088
8,900	KBW, Inc.*	126,469
6,032	Kearny Financial Corp.	59,656
8,045	Kite Realty Group Trust (REIT)	27,675
31,973	Knight Capital Group, Inc., Class A*	562,405
5,889	Kohlberg Capital Corp.	11,542
17,403	LaBranche & Co., Inc.*	100,589
36,499	Ladenburg Thalmann Financial Services, Inc.*	18,979
6,866	Lakeland Bancorp, Inc.	45,453
4,162	Lakeland Financial Corp.	72,627
13,650	LaSalle Hotel Properties (REIT)	72,618
27,338	Lexington Realty Trust (REIT)	88,028
2,521	Life Partners Holdings, Inc.	43,134
7,846	LTC Properties, Inc. (REIT)	133,853
13,012	Maguire Properties, Inc. (REIT)*	19,518
16,717	Maiden Holdings Ltd.	74,558
6,852	MainSource Financial Group, Inc.	38,303
10,544	MarketAxess Holdings, Inc.*	83,192
1,592	Maui Land & Pineapple Co., Inc.*	12,545
19,209	Max Capital Group Ltd.	316,949
11,820	MB Financial, Inc.	153,424
25,731	MCG Capital Corp.	19,556
18,877	Meadowbrook Insurance Group, Inc.	108,732
5,054	Medallion Financial Corp.	25,775
27,113	Medical Properties Trust, Inc. (REIT)	94,624
3,577	Meridian Interstate Bancorp, Inc.*	26,577
14,571	Meruelo Maddux Properties, Inc.*	2,186
75,783	MFA Financial, Inc. (REIT)	434,994
9,593	Mid-America Apartment Communities, Inc. (REIT)	247,979
7,554	Midwest Banc Holdings, Inc.	7,630
6,702	Mission West Properties, Inc. (REIT)	47,383
6,728	Monmouth Real Estate Investment Corp., Class A (REIT)	35,322

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
31,771	Montpelier Re Holdings Ltd.	$403,492
8,268	MVC Capital, Inc.	65,731
7,754	Nara Bancorp, Inc.	20,703
1,162	NASB Financial, Inc.	17,093
13,443	National Financial Partners Corp.	33,473
7,571	National Health Investors, Inc. (REIT)	180,568
2,090	National Interstate Corp.	34,694
27,046	National Penn Bancshares, Inc.	200,411
26,647	National Retail Properties, Inc. (REIT)	382,917
770	National Western Life Insurance Co., Class A	78,270
4,482	Navigators Group, Inc.*	234,095
10,919	NBT Bancorp, Inc.	214,558
5,951	Nelnet, Inc., Class A*	30,350
36,951	NewAlliance Bancshares, Inc.	421,980
17,960	Newcastle Investment Corp. (REIT)	5,208
8,139	NewStar Financial, Inc.*	11,150
7,360	NGP Capital Resources Co.	44,602
6,693	Northfield Bancorp, Inc.	66,662
20,671	NorthStar Realty Finance Corp. (REIT)	42,169
5,805	Northwest Bancorp, Inc.	88,120
1,513	NYMAGIC, Inc.	18,201
3,007	OceanFirst Financial Corp.	28,506
12,118	Ocwen Financial Corp.*	110,637
7,484	Odyssey Re Holdings Corp.	347,707
22,527	Old National Bancorp/IN	262,890
4,676	Old Second Bancorp, Inc.	28,477
27,869	Omega Healthcare Investors, Inc. (REIT)	365,920
2,717	One Liberty Properties, Inc. (REIT)	7,906
14,406	optionsXpress Holdings, Inc.	142,187
8,265	Oriental Financial Group, Inc.	14,464
4,158	Oritani Financial Corp.*	44,948
15,688	Pacific Capital Bancorp N.A.	113,581
3,628	Pacific Continental Corp.	40,779
8,311	PacWest Bancorp	113,694
3,759	Park National Corp.	181,748
5,199	Parkway Properties, Inc./MD (REIT)	60,464
7,045	Patriot Capital Funding, Inc.	12,681
2,824	Peapack Gladstone Financial Corp.	44,196
7,169	PennantPark Investment Corp.	21,507
1,763	Pennsylvania Commerce Bancorp, Inc.*	25,828
11,978	Pennsylvania Real Estate Investment Trust (REIT)	36,533
5,720	Penson Worldwide, Inc.*	27,456
3,505	Peoples Bancorp, Inc./OH	32,316
18,422	PHH Corp.*	177,220
38,928	Phoenix Cos, Inc. (The)	18,685
5,505	Pico Holdings, Inc.*	120,229
8,086	Pinnacle Financial Partners, Inc.*	160,426
6,374	Piper Jaffray Cos.*	140,164
16,648	Platinum Underwriters Holdings Ltd.	466,810
10,811	PMA Capital Corp., Class A*	55,569
27,635	PMI Group, Inc. (The)	14,094
5,166	Portfolio Recovery Associates, Inc.*	116,545
15,010	Post Properties, Inc. (REIT)	144,696
13,404	Potlatch Corp. (REIT)	305,209
6,588	Premierwest Bancorp	20,028
7,372	Presidential Life Corp.	48,655
7,925	Primus Guaranty Ltd.*	12,522
7,321	PrivateBancorp, Inc.	91,220
10,908	ProAssurance Corp.*	521,293
10,085	Prospect Capital Corp.	81,588
13,337	Prosperity Bancshares, Inc.	340,360
11,279	Provident Bankshares Corp.	67,110
20,306	Provident Financial Services, Inc.	189,658
13,645	Provident New York Bancorp	116,528
5,109	PS Business Parks, Inc. (REIT)	175,750
2,093	Pzena Investment Management, Inc., Class A	4,102
27,368	Radian Group, Inc.	52,273
21,085	RAIT Financial Trust (REIT)	17,711
5,354	Ramco-Gershenson Properties Trust (REIT)	27,627
34,469	Realty Income Corp. (REIT)	604,242
20,449	Redwood Trust, Inc. (REIT)	276,062
7,128	Renasant Corp.	76,769
3,145	Republic Bancorp, Inc./KY, Class A	58,906
3,340	Resource America, Inc., Class A	12,091
7,235	Resource Capital Corp. (REIT)	11,938
7,310	Riskmetrics Group, Inc.*	80,337
6,350	RLI Corp.	311,023
3,023	Rockville Financial, Inc.	27,207
2,983	Roma Financial Corp.	32,962
8,102	S&T Bancorp, Inc.	183,834
5,533	Safety Insurance Group, Inc.	173,017
6,621	Sanders Morris Harris Group, Inc.	28,205
5,586	Sandy Spring Bancorp, Inc.	59,994
1,492	Santander BanCorp	13,159
3,230	Saul Centers, Inc. (REIT)	83,237
3,826	SCBT Financial Corp.	76,520
7,213	SeaBright Insurance Holdings, Inc.*	70,110
5,041	Seacoast Banking Corp. of Florida	19,509
18,139	Selective Insurance Group	218,212
38,958	Senior Housing Properties Trust (REIT)	491,650
2,857	Shore Bancshares, Inc.	33,227
2,528	Sierra Bancorp	16,002
11,971	Signature Bank/NY*	299,395
4,743	Simmons First National Corp., Class A	121,421
3,346	Smithtown Bancorp, Inc.	37,408
28,840	South Financial Group, Inc. (The)	36,338
4,129	Southside Bancshares, Inc.	71,927
4,943	Southwest Bancorp, Inc./OK	48,441
7,435	Sovran Self Storage, Inc. (REIT)	157,473
4,818	State Auto Financial Corp.	80,557
4,870	State Bancorp, Inc./NY	24,350
7,684	StellarOne Corp.	95,819
6,121	Sterling Bancorp/NY	53,865
24,885	Sterling Bancshares, Inc./TX	135,623
17,655	Sterling Financial Corp./WA	24,187
5,809	Stewart Information Services Corp.	84,753
8,724	Stifel Financial Corp.*	287,369
25,317	Strategic Hotels & Resorts, Inc. (REIT)	20,760
2,110	Stratus Properties, Inc.*	10,592
3,256	Suffolk Bancorp	84,689
4,965	Sun Bancorp, Inc./NJ*	21,796
5,590	Sun Communities, Inc. (REIT)	49,304
18,344	Sunstone Hotel Investors, Inc. (REIT)	40,173

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
29,257	Susquehanna Bancshares, Inc.	$256,584
10,184	SVB Financial Group*	166,508
8,282	SWS Group, Inc.	112,387
4,563	SY Bancorp, Inc.	107,732
10,732	Tanger Factory Outlet Centers (REIT)	296,203
3,787	Tejon Ranch Co.*	79,338
9,399	Texas Capital Bancshares, Inc.*	91,546
17,710	thinkorswim Group, Inc.*	139,378
8,115	Thomas Properties Group, Inc.	12,091
6,603	Thomas Weisel Partners Group, Inc.*	19,413
1,969	Tompkins Financial Corp.	78,760
12,220	Tower Group, Inc.	249,166
7,063	TowneBank/VA	94,574
10,935	TradeStation Group, Inc.*	58,393
4,720	Trico Bancshares	62,257
25,751	TrustCo Bank Corp. NY	155,794
16,845	Trustmark Corp.	299,673
4,308	U.S. Global Investors, Inc., Class A	16,586
39,910	UCBH Holdings, Inc.	63,856
10,571	UMB Financial Corp.	400,958
20,443	Umpqua Holdings Corp.	173,765
4,587	Union Bankshares Corp./VA	57,108
6,271	United America Indemnity Ltd., Class A*	53,429
12,882	United Bankshares, Inc.	198,383
13,886	United Community Banks, Inc./GA	48,046
8,958	United Community Financial Corp./OH	4,927
5,725	United Financial Bancorp, Inc.	73,681
7,744	United Fire & Casualty Co.	131,338
2,936	United Security Bancshares/CA	15,590
4,032	Universal Health Realty Income Trust (REIT)	125,839
4,371	Univest Corp. of Pennsylvania	87,245
7,047	Urstadt Biddle Properties, Inc., Class A (REIT)	85,339
16,849	U-Store-It Trust (REIT)	42,123
21,925	Validus Holdings Ltd.	524,885
3,758	ViewPoint Financial Group	50,057
1,947	Virtus Investment Partners, Inc.*	9,733
17,816	Washington Real Estate Investment Trust (REIT)	305,544
4,619	Washington Trust Bancorp, Inc.	65,590
2,361	Waterstone Financial, Inc.*	5,407
9,034	WesBanco, Inc.	160,173
5,922	West Bancorporation, Inc.	36,124
5,340	West Coast Bancorp/OR	6,995
9,874	Westamerica Bancorporation	393,676
7,347	Western Alliance Bancorp*	37,249
10,781	Westfield Financial, Inc.	101,557
1,826	Westwood Holdings Group, Inc.	64,293
6,551	Wilshire Bancorp, Inc.	31,183
3,788	Winthrop Realty Trust (REIT)	28,069
8,033	Wintrust Financial Corp.	100,091
5,564	World Acceptance Corp.*	81,568
2,090	WSFS Financial Corp.	46,168
3,898	Yadkin Valley Financial Corp.	17,775
12,653	Zenith National Insurance Corp.	278,239
		40,994,121
	Health Care - 15.2%

7,375	Abaxis, Inc.*	115,345
11,571	ABIOMED, Inc.*	78,799
11,232	Acadia Pharmaceuticals, Inc.*	9,323
9,117	Accelrys, Inc.*	32,365
12,278	Accuray, Inc.*	57,338
12,603	Acorda Therapeutics, Inc.*	277,266
2,777	Acura Pharmaceuticals, Inc.*	17,551
15,662	Adolor Corp.*	31,324
3,566	Affymax, Inc.*	46,643
23,621	Affymetrix, Inc.*	50,313
3,651	Air Methods Corp.*	60,935
19,400	Akorn, Inc.*	27,160
7,967	Albany Molecular Research, Inc.*	69,074
27,799	Alexion Pharmaceuticals, Inc.*	950,726
8,114	Alexza Pharmaceuticals, Inc.*	12,982
21,092	Align Technology, Inc.*	144,480
32,515	Alkermes, Inc.*	327,751
8,683	Alliance HealthCare Services, Inc.*	71,201
18,023	Allos Therapeutics, Inc.*	101,650
49,649	Allscripts-Misys Healthcare Solutions, Inc.	431,946
2,166	Almost Family, Inc.*	43,948
12,103	Alnylam Pharmaceuticals, Inc.*	223,179
8,484	Alphatec Holdings, Inc.*	14,083
5,783	AMAG Pharmaceuticals, Inc.*	156,430
9,016	Amedisys, Inc.*	294,913
24,756	American Medical Systems Holdings, Inc.*	256,225
18,218	AMERIGROUP Corp.*	451,442
1,663	Amicus Therapeutics, Inc.*	13,404
11,512	AMN Healthcare Services, Inc.*	74,943
10,710	Amsurg Corp.*	167,290
4,558	Analogic Corp.	128,763
8,228	Angiodynamics, Inc.*	97,666
4,904	Ardea Biosciences, Inc.*	58,112
25,128	Arena Pharmaceuticals, Inc.*	104,784
23,631	Ariad Pharmaceuticals, Inc.*	26,230
13,797	Arqule, Inc.*	43,323
16,175	Array Biopharma, Inc.*	50,466
18,667	Assisted Living Concepts, Inc., Class A*	55,254
7,026	athenahealth, Inc.*	179,022
511	Atrion Corp.	38,407
14,002	Auxilium Pharmaceuticals, Inc.*	384,635
3,655	Biodel, Inc.*	13,597
7,441	BioForm Medical, Inc.*	8,036
4,512	BioMimetic Therapeutics, Inc.*	37,811
6,443	Bio-Rad Laboratories, Inc., Class A*	358,875
3,925	Bio-Reference Labs, Inc.*	91,099
7,875	BMP Sunstone Corp.*	22,837
17,176	Bruker Corp.*	72,311
6,878	Cadence Pharmaceuticals, Inc.*	43,882
16,259	Caliper Life Sciences, Inc.*	14,633
9,897	Cambrex Corp.*	21,378
4,246	Cantel Medical Corp.*	52,990
7,593	Capital Senior Living Corp.*	22,020
4,023	Caraco Pharmaceutical Laboratories Ltd.*	16,494
6,617	Cardiac Science Corp.*	24,086
1,531	CardioNet, Inc.*	38,275
11,216	Catalyst Health Solutions, Inc.*	236,433
27,216	Celera Corp.*	174,999
29,218	Cell Genesys, Inc.*	6,168
5,079	Celldex Therapeutics, Inc.*	34,842
14,767	Centene Corp.*	250,744
19,371	Cepheid, Inc.*	129,398
7,612	Chemed Corp.	303,034

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,758	Chindex International, Inc.*	$15,708
3,838	Clinical Data, Inc.*	32,047
15,930	Columbia Laboratories, Inc.*	22,621
3,142	Computer Programs & Systems, Inc.	84,048
10,279	Conceptus, Inc.*	115,433
9,749	Conmed Corp.*	132,489
2,572	Corvel Corp.*	48,508
5,074	Cougar Biotechnology, Inc.*	127,002
10,432	Cross Country Healthcare, Inc.*	77,197
9,469	CryoLife, Inc.*	47,818
19,187	Cubist Pharmaceuticals, Inc.*	272,647
20,665	CV Therapeutics, Inc.*	330,640
8,080	Cyberonics, Inc.*	108,676
3,251	Cynosure, Inc., Class A*	17,815
12,773	Cypress Bioscience, Inc.*	107,804
11,894	Cytokinetics, Inc.*	18,793
7,336	Cytori Therapeutics, Inc.*	20,247
31,713	Dendreon Corp.*	96,725
17,373	Depomed, Inc.*	30,403
13,865	DexCom, Inc.*	56,153
6,234	Dionex Corp.*	291,689
32,901	Discovery Laboratories, Inc.*	35,862
27,835	Durect Corp.*	55,392
18,921	Dyax Corp.*	35,571
18,498	Eclipsys Corp.*	147,429
3,172	Emergency Medical Services Corp., Class A*	97,127
4,606	Emergent Biosolutions, Inc.*	88,942
6,698	Emeritus Corp.*	45,011
2,830	Ensign Group, Inc. (The)	37,441
10,935	Enzo Biochem, Inc.*	40,131
15,222	Enzon Pharmaceuticals, Inc.*	80,524
14,708	eResearchTechnology, Inc.*	71,334
23,918	ev3, Inc.*	140,877
2,587	Exactech, Inc.*	35,649
35,767	Exelixis, Inc.*	154,513
8,119	Facet Biotech Corp.*	52,855
10,827	Five Star Quality Care, Inc.*	16,565
4,738	Genomic Health, Inc.*	93,244
2,830	Genoptix, Inc.*	85,806
8,653	Gentiva Health Services, Inc.*	149,956
29,306	Geron Corp.*	134,808
7,781	Greatbatch, Inc.*	151,574
6,338	GTx, Inc.*	59,007
8,752	Haemonetics Corp.*	467,182
20,699	Halozyme Therapeutics, Inc.*	91,697
10,477	Hanger Orthopedic Group, Inc.*	139,344
5,802	Hansen Medical, Inc.*	22,396
29,936	HealthSouth Corp.*	234,998
16,813	Healthspring, Inc.*	136,185
11,958	Healthways, Inc.*	108,937
8,504	HMS Holdings Corp.*	258,352
46,086	Human Genome Sciences, Inc.*	87,103
3,995	ICU Medical, Inc.*	125,962
8,511	Idenix Pharmaceuticals, Inc.*	31,406
6,993	Idera Pharmaceuticals, Inc.*	39,021
7,351	I-Flow Corp.*	23,303
23,832	Immucor, Inc.*	534,790
17,259	Immunogen, Inc.*	70,072
22,235	Immunomedics, Inc.*	22,013
25,928	Incyte Corp.*	59,894
14,363	Inspire Pharmaceuticals, Inc.*	47,972
6,240	Insulet Corp.*	38,189
6,058	Integra LifeSciences Holdings Corp.*	158,174
11,913	InterMune, Inc.*	179,291
10,915	Invacare Corp.	175,077
11,244	inVentiv Health, Inc.*	114,239
2,075	IPC The Hospitalist Co., Inc.*	33,241
6,264	IRIS International, Inc.*	59,571
30,705	Isis Pharmaceuticals, Inc.*	394,866
16,743	Javelin Pharmaceuticals, Inc.*	21,431
2,606	Jazz Pharmaceuticals, Inc.*	1,928
4,418	Kendle International, Inc.*	82,617
2,458	Kensey Nash Corp.*	46,849
9,531	Kindred Healthcare, Inc.*	137,151
11,206	KV Pharmaceutical Co., Class A*	7,620
3,157	Landauer, Inc.	157,882
27,324	Lexicon Pharmaceuticals, Inc.*	25,138
4,981	LHC Group, Inc.*	99,271
2,971	Life Sciences Research, Inc.*	15,063
34,727	Ligand Pharmaceuticals, Inc., Class B*	94,110
14,026	Luminex Corp.*	232,832
13,777	Magellan Health Services, Inc.*	456,845
17,533	MannKind Corp.*	37,871
2,659	MAP Pharmaceuticals, Inc.*	5,930
7,024	Marshall Edwards, Inc.*	2,739
11,183	Martek Biosciences Corp.*	209,458
15,675	Masimo Corp.*	391,718
8,559	Maxygen, Inc.*	59,485
43,428	Medarex, Inc.*	169,803
6,215	MedAssets, Inc.*	91,858
5,414	Medcath Corp.*	43,420
4,803	Medical Action Industries, Inc.*	32,084
17,697	Medicines Co. (The)*	217,142
19,204	Medicis Pharmaceutical Corp., Class A	216,621
8,673	Medivation, Inc.*	144,579
13,664	Meridian Bioscience, Inc.	274,100
9,392	Merit Medical Systems, Inc.*	104,627
6,458	Metabolix, Inc.*	37,908
5,291	Micrus Endovascular Corp.*	33,333
12,197	MiddleBrook Pharmaceuticals, Inc.*	20,369
6,016	Molecular Insight Pharmaceuticals, Inc.*	11,310
4,673	Molina Healthcare, Inc.*	87,525
9,015	Momenta Pharmaceuticals, Inc.*	86,544
3,490	MWI Veterinary Supply, Inc.*	88,018
15,189	Myriad Genetics, Inc.*	1,197,653
17,633	Nabi Biopharmaceuticals*	66,476
4,387	Nanosphere, Inc.*	14,302
2,888	National Healthcare Corp.	119,852
582	National Research Corp.	11,972
9,380	Natus Medical, Inc.*	73,445
31,443	Nektar Therapeutics*	141,179
4,902	Neogen Corp.*	104,167
13,074	Neurocrine Biosciences, Inc.*	42,883
7,375	Nighthawk Radiology Holdings, Inc.*	19,617
19,744	Novavax, Inc.*	16,190
8,447	Noven Pharmaceuticals, Inc.*	68,674
16,062	NPS Pharmaceuticals, Inc.*	73,082
12,102	NuVasive, Inc.*	343,092
8,818	NxStage Medical, Inc.*	27,600
6,035	Obagi Medical Products, Inc.*	30,658
11,143	Odyssey HealthCare, Inc.*	115,441
10,571	Omnicell, Inc.*	75,900
18,912	Onyx Pharmaceuticals, Inc.*	567,171
16,329	Opko Health, Inc.*	18,452
8,753	Optimer Pharmaceuticals, Inc.*	93,745
15,941	OraSure Technologies, Inc.*	40,809

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,818	Orexigen Therapeutics, Inc.*	$27,204
5,815	Orthofix International N.V.*	92,400
22,529	Orthovita, Inc.*	68,038
19,463	OSI Pharmaceuticals, Inc.*	663,688
5,080	Osiris Therapeutics, Inc.*	90,932
13,991	Owens & Minor, Inc.	471,637
11,694	Pain Therapeutics, Inc.*	52,974
6,209	Palomar Medical Technologies, Inc.*	45,326
11,751	Par Pharmaceutical Cos., Inc.*	156,523
19,264	Parexel International Corp.*	176,651
40,598	PDL BioPharma, Inc.	238,310
6,576	PharmaNet Development Group, Inc.*	32,485
6,925	Pharmasset, Inc.*	66,134
10,350	PharMerica Corp.*	173,673
14,558	Phase Forward, Inc.*	201,628
8,862	Pozen, Inc.*	52,906
9,061	Progenics Pharmaceuticals, Inc.*	58,262
3,667	Protalix BioTherapeutics, Inc.*	8,434
4,147	Providence Service Corp. (The)*	13,063
21,074	PSS World Medical, Inc.*	304,098
18,858	Psychiatric Solutions, Inc.*	319,455
17,196	Questcor Pharmaceuticals, Inc.*	83,573
9,585	Quidel Corp.*	105,818
7,258	RadNet, Inc.*	16,621
21,104	Regeneron Pharmaceuticals, Inc.*	300,732
6,140	RehabCare Group, Inc.*	89,828
10,568	Repligen Corp.*	41,321
8,440	Res-Care, Inc.*	103,221
9,936	Rexahn Pharmaceuticals, Inc.*	5,962
12,414	Rigel Pharmaceuticals, Inc.*	65,049
18,285	RTI Biologics, Inc.*	51,564
16,247	Salix Pharmaceuticals Ltd.*	121,040
12,458	Sangamo Biosciences, Inc.*	44,475
18,452	Savient Pharmaceuticals, Inc.*	79,713
22,231	Seattle Genetics, Inc.*	178,515
20,647	Sequenom, Inc.*	302,066
5,743	Sirona Dental Systems, Inc.*	64,034
5,953	Skilled Healthcare Group, Inc., Class A*	50,422
4,088	Somanetics Corp.*	49,833
5,718	SonoSite, Inc.*	105,440
10,768	Spectranetics Corp.*	24,228
10,441	Stereotaxis, Inc.*	32,785
19,921	STERIS Corp.	459,378
3,110	Sucampo Pharmaceuticals, Inc., Class A*	15,674
14,640	Sun Healthcare Group, Inc.*	130,882
15,273	Sunrise Senior Living, Inc.*	10,080
5,244	SurModics, Inc.*	91,613
12,069	Symmetry Medical, Inc.*	64,569
3,941	Synovis Life Technologies, Inc.*	49,184
5,694	Synta Pharmaceuticals Corp.*	7,744
6,169	Targacept, Inc.*	14,559
17,608	Theravance, Inc.*	245,456
18,536	Thoratec Corp.*	423,362
13,931	TomoTherapy, Inc.*	33,713
4,151	TranS1, Inc.*	25,446
4,827	Triple-S Management Corp., Class B*	55,559
4,037	U.S. Physical Therapy, Inc.*	41,420
7,661	United Therapeutics Corp.*	514,130
13,382	Universal American Corp.*	89,793
21,659	Valeant Pharmaceuticals International*	376,867
10,049	Varian, Inc.*	227,409
26,776	Viropharma, Inc.*	111,120
2,254	Virtual Radiologic Corp.*	14,087
5,724	Vision-Sciences, Inc.*	5,724
4,993	Vital Images, Inc.*	48,881
23,493	Vivus, Inc.*	94,677
4,426	Vnus Medical Technologies, Inc.*	84,492
16,059	Volcano Corp.*	240,243
11,001	West Pharmaceutical Services, Inc.	337,731
12,647	Wright Medical Group, Inc.*	184,773
9,237	XenoPort, Inc.*	192,961
45,014	XOMA Ltd.*	22,957
7,111	Zoll Medical Corp.*	97,776
12,694	Zymogenetics, Inc.*	52,680
		31,870,529
	Industrials - 14.8%

6,067	3D Systems Corp.*	31,124
6,790	A. O. Smith Corp.	173,349
4,563	AAON, Inc.	70,818
13,182	AAR Corp.*	174,266
14,877	ABM Industries, Inc.	181,946
18,430	ACCO Brands Corp.*	17,509
8,316	Aceto Corp.	50,145
19,009	Actuant Corp., Class A	195,603
13,816	Acuity Brands, Inc.	316,663
7,333	Administaff, Inc.	142,700
14,948	Advanced Battery Technologies, Inc.*	31,690
5,438	Advisory Board Co. (The)*	81,135
3,488	Aerovironment, Inc.*	108,895
15,879	Aircastle Ltd.	52,083
39,800	Airtran Holdings, Inc.*	119,002
7,110	Akeena Solar, Inc.*	7,537
2,107	Alamo Group, Inc.	24,420
12,241	Alaska Air Group, Inc.*	268,200
10,100	Albany International Corp., Class A	86,860
4,647	Allegiant Travel Co.*	159,485
8,986	Altra Holdings, Inc.*	48,345
3,194	Amerco, Inc.*	91,029
12,151	American Commercial Lines, Inc.*	40,584
5,538	American Ecology Corp.	86,947
3,175	American Railcar Industries, Inc.	23,940
12,389	American Reprographics Co.*	48,317
3,090	American Science & Engineering, Inc.	187,532
14,292	American Superconductor Corp.*	192,370
3,600	American Woodmark Corp.	52,092
3,119	Ameron International Corp.	152,426
2,815	Ampco-Pittsburgh Corp.	30,824
587	Amrep Corp.*	10,918
9,840	Apogee Enterprises, Inc.	93,185
14,393	Applied Industrial Technologies, Inc.	232,015
4,284	Applied Signal Technology, Inc.	81,910
4,453	Argon ST, Inc.*	75,746
7,703	Arkansas Best Corp.	134,186
2,538	Ascent Solar Technologies, Inc.*	6,827
6,139	Astec Industries, Inc.*	136,409
7,226	ATC Technology Corp.*	75,223
4,522	Atlas Air Worldwide Holdings, Inc.*	63,941
2,971	Axsys Technologies, Inc.*	98,667
4,127	AZZ, Inc.*	83,530
4,962	Badger Meter, Inc.	124,546
15,692	Baldor Electric Co.	191,599
16,275	Barnes Group, Inc.	151,683

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
33,019	Beacon Power Corp.*	$12,217
15,068	Beacon Roofing Supply, Inc.*	165,296
15,819	Belden, Inc.	168,789
12,980	Blount International, Inc.*	95,143
9,261	Bowne & Co., Inc.	14,633
17,088	Brady Corp., Class A	292,717
16,863	Briggs & Stratton Corp.	205,391
5,409	Builders FirstSource, Inc.*	10,385
2,503	CAI International, Inc.*	6,933
59,137	Capstone Turbine Corp.*	31,934
3,086	Cascade Corp.	50,610
7,660	Casella Waste Systems, Inc., Class A*	16,086
15,226	CBIZ, Inc.*	104,450
4,219	CDI Corp.	32,022
7,435	Celadon Group, Inc.*	42,751
16,341	Cenveo, Inc.*	46,572
8,961	Ceradyne, Inc.*	153,771
9,636	Chart Industries, Inc.*	61,863
6,343	China Architectural Engineering, Inc.*	5,582
11,147	China BAK Battery, Inc.*	15,606
2,321	China Direct, Inc.*	2,530
4,763	China Fire & Security Group, Inc.*	31,483
5,726	CIRCOR International, Inc.	127,289
17,181	CLARCOR, Inc.	452,891
6,723	Clean Harbors, Inc.*	326,603
2,696	Coleman Cable, Inc.*	6,902
7,337	Colfax Corp.*	53,340
6,462	Columbus McKinnon Corp.*	56,672
13,650	Comfort Systems USA, Inc.	129,948
7,329	Commercial Vehicle Group, Inc.*	4,617
4,951	COMSYS IT Partners, Inc.*	12,576
3,390	Consolidated Graphics, Inc.*	45,731
3,780	Cornell Cos., Inc.*	57,607
6,645	CoStar Group, Inc.*	169,448
3,552	Courier Corp.	48,378
3,747	CRA International, Inc.*	81,872
5,302	Cubic Corp.	138,170
15,226	Curtiss-Wright Corp.	404,859
17,523	Deluxe Corp.	135,278
7,351	Dollar Thrifty Automotive Group, Inc.*	5,366
3,593	Ducommun, Inc.	45,703
3,607	Duff & Phelps Corp., Class A*	49,921
2,440	DXP Enterprises, Inc.*	27,840
13,647	Dycom Industries, Inc.*	63,049
2,967	Dynamex, Inc.*	34,180
4,289	Dynamic Materials Corp.	39,973
8,418	DynCorp International, Inc., Class A*	102,615
15,911	Eagle Bulk Shipping, Inc.	59,825
23,091	EMCOR Group, Inc.*	355,832
6,205	Encore Wire Corp.	111,690
13,790	Ener1, Inc.*	43,163
15,329	Energy Conversion Devices, Inc.*	336,165
5,054	Energy Recovery, Inc.*	31,891
11,298	EnergySolutions, Inc.	72,872
3,290	EnerNOC, Inc.*	36,453
9,353	EnerSys*	100,264
8,752	Ennis, Inc.	71,591
6,875	EnPro Industries, Inc.*	113,094
8,827	ESCO Technologies, Inc.*	286,966
10,006	Esterline Technologies Corp.*	253,552
48,811	Evergreen Solar, Inc.*	59,549
4,651	Exponent, Inc.*	104,508
16,332	Federal Signal Corp.	103,218
3,498	First Advantage Corp., Class A*	36,484
5,471	Flanders Corp.*	22,431
12,790	Flow International Corp.*	15,348
23,224	Force Protection, Inc.*	119,836
9,810	Forward Air Corp.	163,238
7,781	Franklin Electric Co., Inc.	171,182
4,034	FreightCar America, Inc.	65,916
6,428	Fuel Tech, Inc.*	59,395
23,337	FuelCell Energy, Inc.*	64,410
12,393	Furmanite Corp.*	38,542
4,905	Fushi Copperweld, Inc.*	24,770
6,296	G&K Services, Inc., Class A	112,384
8,266	Genco Shipping & Trading Ltd.	101,424
19,396	GenCorp, Inc.*	49,072
10,437	Genesee & Wyoming, Inc., Class A*	218,029
17,350	Geo Group, Inc. (The)*	205,077
6,123	GeoEye, Inc.*	138,380
9,148	Gibraltar Industries, Inc.	60,011
4,882	Gorman-Rupp Co. (The)	86,363
40,673	GrafTech International Ltd.*	229,802
3,376	Graham Corp.	27,683
11,267	Granite Construction, Inc.	400,880
13,547	Great Lakes Dredge & Dock Corp.	32,784
5,569	Greenbrier Cos., Inc.	20,939
18,219	Griffon Corp.*	132,452
10,320	GT Solar International, Inc.*	44,066
5,563	H&E Equipment Services, Inc.*	28,594
2,537	Harbin Electric, Inc.*	12,685
14,711	Hawaiian Holdings, Inc.*	46,634
14,641	Healthcare Services Group, Inc.	225,032
19,010	Heartland Express, Inc.	235,154
7,540	HEICO Corp.	183,825
5,849	Heidrick & Struggles International, Inc.	93,818
4,595	Herley Industries, Inc.*	44,388
19,095	Herman Miller, Inc.	192,478
32,646	Hexcel Corp.*	202,732
7,968	Hill International, Inc.*	24,701
15,122	HNI Corp.	148,347
10,180	Horizon Lines, Inc., Class A	34,612
6,054	Houston Wire & Cable Co.	36,021
12,576	HUB Group, Inc., Class A*	225,865
8,520	Hudson Highland Group, Inc.*	9,883
2,184	Hurco Cos, Inc.*	25,356
7,061	Huron Consulting Group, Inc.*	291,407
2,261	ICF International, Inc.*	54,241
2,977	ICT Group, Inc.*	10,717
8,307	II-VI, Inc.*	149,194
10,756	Innerworkings, Inc.*	22,588
12,583	Insituform Technologies, Inc., Class A*	153,261
5,945	Insteel Industries, Inc.	37,454
2,633	Integrated Electrical Services, Inc.*	20,248
18,135	Interface, Inc., Class A	40,441
11,020	Interline Brands, Inc.*	87,499
1,929	International Shipholding Corp.	33,179
58,895	JetBlue Airways Corp.*	224,390
4,386	Kadant, Inc.*	39,737
8,626	Kaman Corp.	101,097
11,655	Kaydon Corp.	291,375
8,928	Kelly Services, Inc., Class A	67,853
1,699	Key Technology, Inc.*	16,956
10,429	Kforce, Inc.*	66,850
10,862	Kimball International, Inc., Class B	65,172

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19,478	Knight Transportation, Inc.	$252,435
16,474	Knoll, Inc.	108,728
15,785	Korn/Ferry International*	145,853
824	K-Tron International, Inc.*	45,716
3,488	L.B. Foster Co., Class A*	74,539
4,150	LaBarge, Inc.*	23,032
5,411	Ladish Co., Inc.*	37,065
1,424	Lawson Products	25,304
6,525	Layne Christensen Co.*	106,162
8,698	LECG Corp.*	23,572
4,055	Lindsay Corp.	98,334
2,954	LMI Aerospace, Inc.*	25,848
6,390	LSI Industries, Inc.	22,493
5,644	Lydall, Inc.*	15,803
3,951	M&F Worldwide Corp.*	41,604
5,199	Marten Transport Ltd.*	86,095
14,614	MasTec, Inc.*	138,248
8,043	McGrath Rentcorp	125,632
10,638	Medis Technologies Ltd.*	6,064
8,229	Metalico, Inc.*	15,964
5,117	Met-Pro Corp.	37,047
2,488	Michael Baker Corp.*	79,641
23,146	Microvision, Inc.*	28,238
6,161	Middleby Corp.*	134,002
10,551	Mine Safety Appliances Co.	192,556
11,782	Mobile Mini, Inc.*	114,874
14,503	Moog, Inc., Class A*	337,195
32,089	MPS Group, Inc.*	159,482
12,625	Mueller Industries, Inc.	228,134
39,177	Mueller Water Products, Inc., Class A	84,231
3,650	Multi-Color Corp.	47,304
2,020	NACCO Industries, Inc., Class A	42,016
16,436	Navigant Consulting, Inc.*	213,175
6,715	NCI Building Systems, Inc.*	33,978
5,395	NN, Inc.	5,125
11,463	Nordson Corp.	285,429
3,111	Northwest Pipe Co.*	84,775
17,813	Odyssey Marine Exploration, Inc.*	59,852
9,414	Old Dominion Freight Line, Inc.*	205,131
1,059	Omega Flex, Inc.	17,008
12,051	On Assignment, Inc.*	28,440
19,915	Orbital Sciences Corp.*	281,797
2,563	Orion Energy Systems, Inc.*	10,534
7,338	Orion Marine Group, Inc.*	65,308
12,012	Otter Tail Corp.	209,129
11,804	Pacer International, Inc.	34,586
2,780	Park-Ohio Holdings Corp.*	9,925
540	Patriot Transportation Holding, Inc.*	32,837
17,122	Perini Corp.*	262,309
5,754	Pike Electric Corp.*	47,010
39,514	Plug Power, Inc.*	37,933
4,413	PMFG, Inc.*	23,080
5,421	Polypore International, Inc.*	26,292
2,519	Powell Industries, Inc.*	75,419
25,387	Power-One, Inc.*	19,294
5,757	PowerSecure International, Inc.*	22,855
919	Preformed Line Products Co.	27,928
5,101	PRG-Schultz International, Inc.*	19,180
2,110	Protection One, Inc.*	5,043
12,624	Quanex Building Products Corp.	88,494
5,443	Raven Industries, Inc.	98,954
7,412	RBC Bearings, Inc.*	110,587
10,945	Regal-Beloit Corp.	313,903
11,890	Republic Airways Holdings, Inc.*	82,279
15,482	Resources Connection, Inc.*	212,877
9,543	Robbins & Myers, Inc.	153,929
14,148	Rollins, Inc.	223,538
16,189	RSC Holdings, Inc.*	74,469
11,431	Rush Enterprises, Inc., Class A*	93,391
4,576	Saia, Inc.*	39,720
3,777	Sauer-Danfoss, Inc.	22,095
5,124	Schawk, Inc.	39,660
6,395	School Specialty, Inc.*	89,978
115	Seaboard Corp.	101,200
12,664	Simpson Manufacturing Co., Inc.	197,052
19,856	Skywest, Inc.	203,325
17,519	Spherion Corp.*	21,548
2,762	Standard Parking Corp.*	44,938
5,038	Standard Register Co. (The)	24,384
4,251	Standex International Corp.	46,038
3,005	Stanley, Inc.*	93,185
3,923	Sterling Construction Co., Inc.*	58,610
3,967	Sun Hydraulics Corp.	52,602
11,224	SYKES Enterprises, Inc.*	179,135
4,943	TAL International Group, Inc.	36,875
21,295	Taser International, Inc.*	91,569
3,565	TBS International Ltd., Class A*	23,066
6,281	Team, Inc.*	82,407
5,546	Tecumseh Products Co., Class A*	29,394
12,059	Teledyne Technologies, Inc.*	276,272
5,648	Tennant Co.	55,689
20,024	Tetra Tech, Inc.*	448,538
3,256	Textainer Group Holdings Ltd.	19,243
4,552	Thermadyne Holdings Corp.*	8,876
11,671	Titan International, Inc.	64,191
2,489	Titan Machinery, Inc.*	22,973
11,308	TransDigm Group, Inc.*	399,625
8,193	Tredegar Corp.	136,823
5,166	Trex Co., Inc.*	46,546
4,979	Trimas Corp.*	5,626
5,622	Triumph Group, Inc.	203,067
15,081	TrueBlue, Inc.*	106,019
2,964	Twin Disc, Inc.	14,375
42,793	UAL Corp.*	210,114
4,273	Ultralife Corp.*	31,492
7,841	Ultrapetrol Bahamas Ltd.*	16,152
607	United Capital Corp.*	9,591
7,963	United Stationers, Inc.*	173,036
5,652	Universal Forest Products, Inc.	123,157
2,025	Universal Truckload Services, Inc.*	24,482
38,793	US Airways Group, Inc.*	110,560
18,232	Valence Technology, Inc.*	30,083
7,046	Viad Corp.	99,349
6,602	Vicor Corp.	30,369
4,078	Volt Information Sciences, Inc.*	31,808
1,364	VSE Corp.	32,572
10,450	Wabash National Corp.	21,423
16,471	Wabtec Corp.	440,764
27,111	Waste Connections, Inc.*	646,326
8,080	Waste Services, Inc.*	35,148
7,949	Watsco, Inc.	272,889
14,518	Watson Wyatt Worldwide, Inc., Class A	712,979
9,936	Watts Water Technologies, Inc., Class A	168,614
14,467	Werner Enterprises, Inc.	197,041
19,978	Woodward Governor Co.	344,021
7,057	Xerium Technologies, Inc.*	4,869
19,427	YRC Worldwide, Inc.*	42,739
		30,914,354

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 16.8%

137,194	3Com Corp.*	$303,199
9,265	3PAR, Inc.*	62,631
11,693	ACI Worldwide, Inc.*	208,837
8,501	Acme Packet, Inc.*	37,319
8,603	Actel Corp.*	78,029
20,586	Actuate Corp.*	73,698
20,786	Acxiom Corp.	172,108
41,148	Adaptec, Inc.*	96,286
19,114	Adtran, Inc.	276,006
15,530	Advanced Analogic Technologies, Inc.*	48,920
11,150	Advanced Energy Industries, Inc.*	75,374
5,675	Advent Software, Inc.*	154,587
7,724	Agilysys, Inc.	27,729
8,203	Airvana, Inc.*	44,378
7,666	American Software, Inc., Class A	29,284
37,091	Amkor Technology, Inc.*	63,426
21,294	Anadigics, Inc.*	34,496
4,973	Anaren, Inc.*	55,698
10,163	Anixter International, Inc.*	298,894
22,047	Applied Micro Circuits Corp.*	79,590
2,342	ArcSight, Inc.*	21,874
29,089	Ariba, Inc.*	254,529
41,709	Arris Group, Inc.*	255,259
43,821	Art Technology Group, Inc.*	95,530
17,793	Aruba Networks, Inc.*	49,109
11,784	AsiaInfo Holdings, Inc.*	143,883
16,910	Asyst Technologies, Inc.*	3,382
20,188	Atheros Communications, Inc.*	243,871
10,921	ATMI, Inc.*	145,249
8,524	AuthenTec, Inc.*	11,593
4,573	Avanex Corp.*	5,533
10,263	Avid Technology, Inc.*	102,219
15,222	Avocent Corp.*	182,360
34,859	Axcelis Technologies, Inc.*	11,085
4,331	Bankrate, Inc.*	96,581
4,033	Bel Fuse, Inc., Class B	37,789
22,955	Benchmark Electronics, Inc.*	224,270
11,183	BigBand Networks, Inc.*	60,836
5,960	Black Box Corp.	118,246
15,217	Blackbaud, Inc.	155,822
10,526	Blackboard, Inc.*	288,833
11,270	Blue Coat Systems, Inc.*	123,745
34,280	Bookham, Inc.*	7,884
7,470	Bottomline Technologies, Inc.*	43,700
16,964	Brightpoint, Inc.*	66,499
21,604	Brooks Automation, Inc.*	92,465
7,984	Cabot Microelectronics Corp.*	164,311
10,247	CACI International, Inc., Class A*	438,264
10,250	Callidus Software, Inc.*	23,883
2,303	Cass Information Systems, Inc.	59,440
10,303	Cavium Networks, Inc.*	97,982
6,851	Ceva, Inc.*	40,215
13,496	Checkpoint Systems, Inc.*	104,999
7,797	China Information Security Technology, Inc.*	19,882
9,627	China Security & Surveillance Technology, Inc.*	30,518
10,223	Chordiant Software, Inc.*	21,877
20,690	Ciber, Inc.*	53,587
22,082	Cirrus Logic, Inc.*	78,391
13,976	Cogent, Inc.*	145,350
13,459	Cognex Corp.	148,049
8,076	Cogo Group, Inc.*	49,829
8,037	Coherent, Inc.*	122,966
7,847	Cohu, Inc.	66,464
14,548	Commvault Systems, Inc.*	159,010
4,804	Compellent Technologies, Inc.*	62,452
6,117	comScore, Inc.*	55,175
8,240	Comtech Telecommunications Corp.*	311,390
7,425	Comverge, Inc.*	31,705
14,663	Concur Technologies, Inc.*	307,776
6,915	Constant Contact, Inc.*	95,496
3,236	CPI International, Inc.*	23,849
11,212	Cray, Inc.*	27,582
11,884	CSG Systems International, Inc.*	160,672
11,446	CTS Corp.	36,055
23,473	Cybersource Corp.*	289,187
10,328	Cymer, Inc.*	190,758
11,157	Daktronics, Inc.	76,537
11,241	Data Domain, Inc.*	145,908
13,553	DealerTrack Holdings, Inc.*	143,120
4,282	Deltek, Inc.*	15,586
7,018	DemandTec, Inc.*	51,652
6,059	DG FastChannel, Inc.*	94,096
5,352	Dice Holdings, Inc.*	12,684
8,770	Digi International, Inc.*	62,793
2,259	Digimarc Corp.*	21,506
12,632	Digital River, Inc.*	302,157
9,846	Diodes, Inc.*	76,602
9,168	DivX, Inc.*	42,448
5,877	Double-Take Software, Inc.*	40,669
7,839	DSP Group, Inc.*	43,506
6,061	DTS, Inc.*	100,431
37,341	Earthlink, Inc.*	235,248
2,173	Ebix, Inc.*	45,416
10,090	Echelon Corp.*	60,439
6,941	Electro Rent Corp.	53,099
9,226	Electro Scientific Industries, Inc.*	48,898
18,093	Electronics for Imaging, Inc.*	161,028
23,040	Elixir Gaming Technologies, Inc.*	1,613
24,965	Emcore Corp.*	17,186
5,307	EMS Technologies, Inc.*	106,565
28,716	Emulex Corp.*	151,046
38,863	Entegris, Inc.*	23,706
3,135	Entropic Communications, Inc.*	1,787
20,848	Entrust, Inc.*	32,523
20,184	Epicor Software Corp.*	56,717
12,029	EPIQ Systems, Inc.*	202,929
16,035	Euronet Worldwide, Inc.*	156,983
12,706	Exar Corp.*	74,330
4,828	ExlService Holdings, Inc.*	39,059
30,042	Extreme Networks*	42,660
16,546	Fair Isaac Corp.	181,179
12,987	FalconStor Software, Inc.*	32,467
5,675	FARO Technologies, Inc.*	67,476
12,408	FEI Co.*	177,558
134,283	Finisar Corp.*	33,571
16,613	Formfactor, Inc.*	240,224
5,286	Forrester Research, Inc.*	96,945
20,144	Gartner, Inc.*	203,656
8,054	Gerber Scientific, Inc.*	18,766
8,402	Gevity HR, Inc.	17,896
13,650	Global Cash Access Holdings, Inc.*	38,357
6,861	Globecomm Systems, Inc.*	34,305
7,990	GSI Commerce, Inc.*	88,609
3,171	Guidance Software, Inc.*	9,989
14,010	Hackett Group, Inc. (The)*	35,866
32,027	Harmonic, Inc.*	174,227
8,674	Harris Stratex Networks, Inc., Class A*	34,089

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,305	Heartland Payment Systems, Inc.	$45,761
6,649	Hittite Microwave Corp.*	183,379
9,486	HSW International, Inc.*	1,707
2,442	Hughes Communications, Inc.*	25,543
8,023	Hutchinson Technology, Inc.*	14,441
18,169	Hypercom Corp.*	21,621
5,329	i2 Technologies, Inc.*	39,914
4,662	ICx Technologies, Inc.*	21,305
7,444	iGate Corp.	22,332
10,161	Imation Corp.	81,694
9,492	Immersion Corp.*	36,544
31,574	Infinera Corp.*	227,333
11,248	infoGROUP, Inc.*	33,294
30,117	Informatica Corp.*	388,509
11,702	Infospace, Inc.*	61,904
15,951	Insight Enterprises, Inc.*	41,951
5,764	Integral Systems, Inc.*	52,625
4,485	Interactive Intelligence, Inc.*	39,917
15,432	InterDigital, Inc.*	453,392
20,945	Intermec, Inc.*	211,335
17,157	Internap Network Services Corp.*	52,329
7,544	Internet Brands, Inc., Class A*	36,136
13,170	Internet Capital Group, Inc.*	53,339
15,495	Interwoven, Inc.*	249,005
7,382	Intevac, Inc.*	28,864
6,539	IPG Photonics Corp.*	55,189
8,377	Isilon Systems, Inc.*	18,848
14,509	Ixia*	72,255
8,241	IXYS Corp.	69,472
15,111	j2 Global Communications, Inc.*	283,029
25,452	Jack Henry & Associates, Inc.	405,450
8,756	JDA Software Group, Inc.*	84,933
7,667	Kenexa Corp.*	35,268
4,700	Keynote Systems, Inc.*	34,639
9,605	Knot, Inc. (The)*	59,455
23,472	Kopin Corp.*	37,320
20,717	Kulicke & Soffa Industries, Inc.*	27,968
24,600	L-1 Identity Solutions, Inc.*	113,160
39,186	Lattice Semiconductor Corp.*	50,550
40,162	Lawson Software, Inc.*	154,222
9,808	Limelight Networks, Inc.*	26,285
4,976	Liquidity Services, Inc.*	23,387
7,374	Littelfuse, Inc.*	84,211
9,956	LoopNet, Inc.*	58,342
3,968	Loral Space & Communications, Inc.*	47,259
42,631	LTX-Credence Corp.*	8,526
28,056	Macrovision Solutions Corp.*	441,321
14,976	Magma Design Automation, Inc.*	16,474
8,385	Manhattan Associates, Inc.*	124,182
6,984	Mantech International Corp., Class A*	364,355
8,091	Marchex, Inc., Class B	32,930
16,796	Mattson Technology, Inc.*	9,574
6,008	MAXIMUS, Inc.	221,395
6,207	Maxwell Technologies, Inc.*	36,870
4,909	Measurement Specialties, Inc.*	17,967
30,884	Mentor Graphics Corp.*	136,816
8,669	MercadoLibre, Inc.*	144,859
7,740	Mercury Computer Systems, Inc.*	47,756
12,928	Methode Electronics, Inc.	45,894
15,528	Micrel, Inc.	103,261
27,713	Micros Systems, Inc.*	445,625
28,121	Microsemi Corp.*	284,303
3,076	MicroStrategy, Inc., Class A*	112,366
18,474	Microtune, Inc.*	30,297
15,071	MIPS Technologies, Inc.*	30,142
16,954	MKS Instruments, Inc.*	213,451
15,704	ModusLink Global Solutions, Inc.*	29,838
8,879	Monolithic Power Systems, Inc.*	114,983
5,126	Monotype Imaging Holdings, Inc.*	12,661
43,663	Move, Inc.*	70,734
53,485	MRV Communications, Inc.*	16,046
15,291	MSC.Software Corp.*	70,644
5,968	MTS Systems Corp.	141,084
2,953	Multi-Fineline Electronix, Inc.*	42,139
2,213	NCI, Inc., Class A*	60,194
13,344	Ness Technologies, Inc.*	39,098
16,971	Net 1 UEPS Technologies, Inc.*	245,570
13,418	Netezza Corp.*	77,019
12,027	Netgear, Inc.*	132,898
5,817	Netlogic Microsystems, Inc.*	137,921
10,023	Netscout Systems, Inc.*	132,404
2,418	NetSuite, Inc.*	22,246
5,666	Neutral Tandem, Inc.*	113,037
12,248	Newport Corp.*	49,237
16,485	Nextwave Wireless, Inc.*	2,143
13,571	NIC, Inc.	67,584
10,783	Novatel Wireless, Inc.*	58,875
1,579	NVE Corp.*	42,791
21,227	Omniture, Inc.*	241,139
17,370	Omnivision Technologies, Inc.*	117,942
9,807	Online Resources Corp.*	29,029
29,549	OpenTV Corp., Class A*	34,868
7,052	Oplink Communications, Inc.*	52,185
4,484	Opnet Technologies, Inc.*	41,073
9,150	Opnext, Inc.*	15,281
10,758	Orbcomm, Inc.*	22,161
5,353	OSI Systems, Inc.*	84,577
36,480	Palm, Inc.*	264,115
39,182	Parametric Technology Corp.*	318,941
6,924	Park Electrochemical Corp.	108,776
7,820	Parkervision, Inc.*	13,216
3,229	PC Connection, Inc.*	11,721
3,763	PC Mall, Inc.*	12,267
6,530	PC-Tel, Inc.	33,107
4,907	Pegasystems, Inc.	70,317
10,879	Perficient, Inc.*	38,294
7,507	Pericom Semiconductor Corp.*	40,313
29,427	Perot Systems Corp., Class A*	334,879
9,890	Phoenix Technologies Ltd.*	23,143
14,253	Photronics, Inc.*	13,113
16,653	Plantronics, Inc.	143,049
13,581	Plexus Corp.*	174,516
9,578	PLX Technology, Inc.*	20,497
74,417	PMC - Sierra, Inc.*	380,271
29,790	Polycom, Inc.*	396,207
9,358	Power Integrations, Inc.	171,719
44,713	Powerwave Technologies, Inc.*	15,202
9,386	Presstek, Inc.*	15,393
14,131	Progress Software Corp.*	225,248
4,377	PROS Holdings, Inc.*	20,178
4,233	QAD, Inc.	10,625
5,956	Quality Systems, Inc.	230,557
69,928	Quantum Corp.*	25,873
22,401	Quest Software, Inc.*	253,131
10,084	Rackable Systems, Inc.*	37,008
5,892	Rackspace Hosting, Inc.*	31,935
9,408	Radiant Systems, Inc.*	26,436
7,633	Radisys Corp.*	46,561
29,138	RealNetworks, Inc.*	67,017
3,267	Renaissance Learning, Inc.	23,228
89,513	RF Micro Devices, Inc.*	81,457
9,459	RightNow Technologies, Inc.*	75,199

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,280	Rimage Corp.*	$41,951
19,081	Riverbed Technology, Inc.*	199,778
10,101	Rofin-Sinar Technologies, Inc.*	147,980
6,101	Rogers Corp.*	111,343
4,508	Rubicon Technology, Inc.*	17,942
10,400	Rudolph Technologies, Inc.*	28,184
15,891	S1 Corp.*	90,579
41,356	Safeguard Scientifics, Inc.*	21,092
180,642	Sanmina-SCI Corp.*	45,161
29,875	Sapient Corp.*	114,421
12,786	SAVVIS, Inc.*	71,729
8,941	Scansource, Inc.*	141,894
10,504	Seachange International, Inc.*	51,154
7,674	Semitool, Inc.*	19,108
21,006	Semtech Corp.*	246,821
14,735	ShoreTel, Inc.*	57,467
9,030	Sigma Designs, Inc.*	123,892
24,945	Silicon Image, Inc.*	57,872
26,580	Silicon Storage Technology, Inc.*	38,807
20,638	SiRF Technology Holdings, Inc.*	37,768
55,465	Skyworks Solutions, Inc.*	360,523
15,076	Smart Modular Technologies WWH, Inc.*	18,393
10,350	Smith Micro Software, Inc.*	43,988
18,818	Solera Holdings, Inc.*	391,226
7,541	Sonic Solutions, Inc.*	7,466
18,149	SonicWALL, Inc.*	80,219
69,382	Sonus Networks, Inc.*	86,034
6,811	Sourcefire, Inc.*	46,110
43,399	Spansion, Inc., Class A*	2,170
6,073	SPSS, Inc.*	152,493
14,469	SRA International, Inc., Class A*	196,489
7,646	Standard Microsystems Corp.*	119,048
10,119	Starent Networks Corp.*	159,981
10,445	STEC, Inc.*	58,910
7,021	Stratasys, Inc.*	63,891
8,276	SuccessFactors, Inc.*	42,042
8,018	Super Micro Computer, Inc.*	36,322
3,776	Supertex, Inc.*	78,767
15,744	SupportSoft, Inc.*	27,395
6,982	Switch & Data Facilities Co., Inc.*	42,939
26,976	Sybase, Inc.*	733,208
65,062	Sycamore Networks, Inc.*	163,956
15,646	Symmetricom, Inc.*	52,883
11,444	Symyx Technologies, Inc.*	42,572
11,568	Synaptics, Inc.*	240,036
7,021	Synchronoss Technologies, Inc.*	66,980
5,921	SYNNEX Corp.*	87,749
4,388	Syntel, Inc.	89,252
26,156	Take-Two Interactive Software, Inc.*	161,906
8,853	Taleo Corp., Class A*	79,677
13,926	Technitrol, Inc.	17,965
4,734	TechTarget, Inc.*	11,835
5,222	Techwell, Inc.*	28,721
22,190	Tekelec*	272,049
11,450	TeleCommunication Systems, Inc., Class A*	94,462
12,378	TeleTech Holdings, Inc.*	107,193
17,985	Terremark Worldwide, Inc.*	49,459
16,455	Tessera Technologies, Inc.*	177,714
6,196	TheStreet.com, Inc.	12,206
22,681	THQ, Inc.*	56,703
59,538	TIBCO Software, Inc.*	287,569
34,675	TiVo, Inc.*	245,846
8,324	TNS, Inc.*	55,688
20,757	Trident Microsystems, Inc.*	26,777
48,775	TriQuint Semiconductor, Inc.*	113,646
14,523	TTM Technologies, Inc.*	66,951
12,935	Tyler Technologies, Inc.*	176,045
8,372	Ultimate Software Group, Inc.*	108,417
6,612	Ultra Clean Holdings*	7,736
7,953	Ultratech, Inc.*	87,324
4,751	Unica Corp.*	22,140
26,239	United Online, Inc.	122,274
9,841	Universal Display Corp.*	59,341
37,588	Utstarcom, Inc.*	37,964
29,469	Valueclick, Inc.*	184,771
9,140	Vasco Data Security International, Inc.*	45,152
10,844	Veeco Instruments, Inc.*	46,195
23,246	VeriFone Holdings, Inc.*	100,888
8,621	Viasat, Inc.*	157,764
8,410	Vignette Corp.*	55,590
2,998	Virtusa Corp.*	18,378
15,022	VistaPrint Ltd.*	368,039
5,466	Vocus, Inc.*	90,954
8,625	Volterra Semiconductor Corp.*	69,863
9,402	Web.com Group, Inc.*	28,206
15,358	Websense, Inc.*	171,395
23,143	Wind River Systems, Inc.*	174,730
13,203	Wright Express Corp.*	193,292
17,625	Zoran Corp.*	91,650
5,199	Zygo Corp.*	21,264
		35,272,270
	Materials - 3.3%

9,221	A. Schulman, Inc.	131,768
18,090	AbitibiBowater, Inc.*	8,141
1,843	AEP Industries, Inc.*	24,051
15,319	Allied Nevada Gold Corp.*	61,276
5,615	AM Castle & Co.	40,933
8,776	AMCOL International Corp.	105,926
6,424	American Vanguard Corp.	88,715
8,459	Arch Chemicals, Inc.	152,093
6,165	Balchem Corp.	127,924
12,146	Boise, Inc.*	3,037
6,939	Brush Engineered Materials, Inc.*	86,044
13,337	Buckeye Technologies, Inc.*	30,142
2,545	Bway Holding Co.*	15,932
18,396	Calgon Carbon Corp.*	269,501
5,841	China Precision Steel, Inc.*	5,783
3,830	Clearwater Paper Corp.*	37,802
187,452	Coeur d’Alene Mines Corp.*	142,464
11,023	Compass Minerals International, Inc.	575,621
3,578	Deltic Timber Corp.	111,991
14,874	Ferro Corp.	21,865
7,710	Flotek Industries, Inc.*	15,420
21,344	General Moly, Inc.*	16,221
3,663	General Steel Holdings, Inc.*	7,985
3,051	GenTek, Inc.*	42,653
15,392	Glatfelter	95,738
49,173	Graphic Packaging Holding Co.*	39,338
4,052	Haynes International, Inc.*	54,702
16,480	HB Fuller Co.	187,872
14,289	Headwaters, Inc.*	28,292
57,679	Hecla Mining Co.*	87,672
11,882	Horsehead Holding Corp.*	45,270
9,425	ICO, Inc.*	15,174
3,554	Innophos Holdings, Inc.	37,744
7,957	Innospec, Inc.	32,146
5,364	Kaiser Aluminum Corp.	118,223

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,100	KapStone Paper and Packaging Corp.*	$9,211
7,089	Koppers Holdings, Inc.	94,709
7,894	Landec Corp.*	37,575
35,144	Louisiana-Pacific Corp.	56,933
5,911	LSB Industries, Inc.*	51,189
10,243	Mercer International, Inc.*	5,531
6,428	Minerals Technologies, Inc.	192,326
9,632	Myers Industries, Inc.	38,046
4,965	Neenah Paper, Inc.	26,066
4,583	NewMarket Corp.	158,434
2,315	NL Industries, Inc.	21,460
25,435	Olin Corp.	265,541
3,074	Olympic Steel, Inc.	38,056
10,391	OM Group, Inc.*	161,061
3,822	Penford Corp.	18,651
31,739	PolyOne Corp.*	51,100
3,686	Quaker Chemical Corp.	20,752
12,970	Rock-Tenn Co., Class A	358,102
14,185	Rockwood Holdings, Inc.*	83,550
9,949	Royal Gold, Inc.	402,537
7,824	RTI International Metals, Inc.*	84,812
5,331	Schweitzer-Mauduit International, Inc.	81,031
16,353	Sensient Technologies Corp.	330,331
10,255	ShengdaTech, Inc.*	35,482
8,579	Silgan Holdings, Inc.	420,886
32,120	Solutia, Inc.*	120,450
10,399	Spartech Corp.	25,790
2,157	Stepan Co.	61,216
13,449	Stillwater Mining Co.*	42,499
2,596	Sutor Technology Group Ltd.*	2,934
7,949	Texas Industries, Inc.	127,979
12,493	U.S. Concrete, Inc.*	19,114
607	United States Lime & Minerals, Inc.*	12,705
2,279	Universal Stainless & Alloy*	23,246
4,764	Verso Paper Corp.	2,763
15,007	Wausau Paper Corp.	83,289
6,521	Westlake Chemical Corp.	81,447
21,886	Worthington Industries, Inc.	179,465
24,537	WR Grace & Co.*	137,407
7,114	Zep, Inc.	56,272
9,364	Zoltek Cos., Inc.*	53,562
		6,938,969
	Telecommunication Services - 1.2%

14,737	Alaska Communications Systems Group, Inc.	92,696
3,218	Atlantic Tele-Network, Inc.	67,095
8,148	Cbeyond, Inc.*	117,413
22,917	Centennial Communications Corp.*	188,607
78,401	Cincinnati Bell, Inc.*	130,146
15,173	Cogent Communications Group, Inc.*	100,445
7,883	Consolidated Communications Holdings, Inc.	76,229
30,292	Fairpoint Communications, Inc.	59,675
40,937	FiberTower Corp.*	4,094
15,385	General Communication, Inc., Class A*	82,925
8,900	Global Crossing Ltd.*	65,148
17,483	Globalstar, Inc.*	4,545
10,155	Ibasis, Inc.*	6,398
35,228	ICO Global Communications Holdings Ltd.*	8,807
6,133	IDT Corp., Class B*	5,581
10,886	Iowa Telecommunications Services, Inc.	147,614
5,838	iPCS, Inc.*	48,163
10,170	NTELOS Holdings Corp.	194,959
42,046	PAETEC Holding Corp.*	61,808
21,047	Premiere Global Services, Inc.*	175,953
8,007	Shenandoah Telecommunications Co.	169,348
17,458	Syniverse Holdings, Inc.*	264,139
19,782	TerreStar Corp.*	9,100
50,056	tw telecom, Inc.*	402,450
7,935	USA Mobility, Inc.*	72,526
12,573	Virgin Mobile USA, Inc., Class A*	13,202
17,475	Vonage Holdings Corp.*	6,116
		2,575,182
	Utilities - 4.5%

9,425	Allete, Inc.	251,082
5,868	American States Water Co.	196,871
18,052	Avista Corp.	258,324
13,069	Black Hills Corp.	232,759
4,069	Cadiz, Inc.*	32,308
6,676	California Water Service Group	262,100
3,938	Central Vermont Public Service Corp.	81,123
5,368	CH Energy Group, Inc.	223,631
2,317	Chesapeake Utilities Corp.	61,516
20,483	Cleco Corp.	420,311
2,862	Connecticut Water Service, Inc.	58,184
4,941	Consolidated Water Co., Inc.	42,740
15,234	El Paso Electric Co.*	215,256
11,484	Empire District Electric Co. (The)	158,594
15,393	IDACORP, Inc.	374,666
16,817	ITC Holdings Corp.	621,052
7,426	Laclede Group, Inc. (The)	293,921
7,515	MGE Energy, Inc.	226,051
4,514	Middlesex Water Co.	63,151
14,267	New Jersey Resources Corp.	500,344
15,360	Nicor, Inc.	481,997
8,989	Northwest Natural Gas Co.	368,099
12,220	NorthWestern Corp.	250,388
6,092	Ormat Technologies, Inc.	156,503
24,979	Piedmont Natural Gas Co.	602,993
29,400	PNM Resources, Inc.	226,086
21,278	Portland General Electric Co.	349,385
4,466	SJW Corp.	102,941
10,116	South Jersey Industries, Inc.	364,783
14,726	Southwest Gas Corp.	287,010
8,326	Southwest Water Co.	39,881
8,626	Synthesis Energy Systems, Inc.*	3,882
21,102	U.S. Geothermal, Inc.*	18,570
8,580	UIL Holdings Corp.	176,062
11,713	Unisource Energy Corp.	294,465
35,673	Westar Energy, Inc.	602,874
16,833	WGL Holdings, Inc.	511,050
		9,410,953
	Total Common Stocks (Cost $237,793,271)	197,765,189

No. of Warrants
	Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements - 23.9%
$4,581,116	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $4,581,215(b)	$4,581,116
3,664,893	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $3,665,057(c)	3,664,893
676,754	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $676,768(d)	676,754
732,979	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $732,995(e)	732,979
3,664,893	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $3,665,093(f)	3,664,893
3,664,893	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $3,664,975(g)	3,664,893
7,329,786	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $7,330,214(h)	7,329,786
1,832,447	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,832,487(i)	1,832,447
10,994,679	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $10,994,926(j)	10,994,679
1,832,446	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,832,478(k)	1,832,446
11,024,886	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $11,025,125(l)	11,024,886
	Total Repurchase Agreements (Cost $49,999,772)	49,999,772
	Total Investments (Cost $287,793,043) — 118.3%	247,764,961
	Liabilities in excess of other assets — (18.3)%	(38,376,684)
	Net Assets — 100.0%	$209,388,277

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $4,672,738. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $3,738,200. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $690,306. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $747,645. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $3,738,210. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $3,738,193. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $7,476,392. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,869,106. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $11,214,582. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,869,098. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $11,245,393. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,062,093
Aggregate gross unrealized depreciation	(61,004,401)
Net unrealized depreciation	$(54,942,308)
Federal income tax cost of investments	$302,707,269

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini Russell 2000 Index® Futures Contracts	570	03/20/09	$22,212,900	$(3,028,022)

Cash collateral in the amount of $3,283,909 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	03/06/09	$65,244,359	$(8,459,528)

Equity Index Swap Agreement based on the Russell 2000® Index	03/06/09	133,832,544	(34,081,546)

		$199,076,903	$(42,541,074)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 91.5%
	Consumer Discretionary - 7.7%

189	American Eagle Outfitters, Inc.	$1,845
135	AnnTaylor Stores Corp.*	888
51	Ascent Media Corp., Class A*	1,196
263	Autoliv, Inc.	3,913
417	AutoNation, Inc.*	4,162
131	Barnes & Noble, Inc.	2,350
166	Bed Bath & Beyond, Inc.*	3,536
222	Black & Decker Corp.	5,255
53	BorgWarner, Inc.	914
181	Boyd Gaming Corp.	769
804	Cablevision Systems Corp., Class A	10,444
325	Career Education Corp.*	8,018
1,259	Carnival Corp.	24,626
2,139	CBS Corp., Class B	9,134
448	Centex Corp.	2,782
72	Choice Hotels International, Inc.	1,783
32	Clear Channel Outdoor Holdings, Inc., Class A*	104
7,200	Comcast Corp., Class A	94,032
1,146	D.R. Horton, Inc.	9,684
1,020	Discovery Communications, Inc., Class C*	14,974
105	E.W. Scripps Co. (The), Class A	120
974	Eastman Kodak Co.	3,107
753	Expedia, Inc.*	6,001
467	Family Dollar Stores, Inc.	12,814
82	Federal Mogul Corp.*	531
561	Foot Locker, Inc.	4,662
8,378	Ford Motor Co.*	16,756
557	Fortune Brands, Inc.	13,229
829	Gannett Co., Inc.	2,686
893	Gap, Inc. (The)	9,635
1,906	General Motors Corp.	4,288
594	Genuine Parts Co.	16,715
311	Goodyear Tire & Rubber Co. (The)*	1,381
96	Harley-Davidson, Inc.	970
54	Harman International Industries, Inc.	573
260	Hasbro, Inc.	5,951
83	Hearst-Argyle Television, Inc.	142
6,129	Home Depot, Inc.	128,035
116	HSN, Inc.*	495
118	International Speedway Corp., Class A	2,281
246	Interpublic Group of Cos., Inc.*	937
116	Interval Leisure Group, Inc.*	464
804	J.C. Penney Co., Inc.	12,325
246	Jarden Corp.*	2,497
1,825	Johnson Controls, Inc.	20,768
314	Jones Apparel Group, Inc.	845
274	KB Home	2,439
267	Kohl’s Corp.*	9,382
569	Leggett & Platt, Inc.	6,504
494	Lennar Corp., Class A	3,300
523	Liberty Global, Inc., Class A*	6,417
354	Liberty Media Corp. - Capital, Class A*	1,820
2,154	Liberty Media Corp. - Interactive, Class A*	6,979
338	Limited Brands, Inc.	2,599
344	Liz Claiborne, Inc.	960
5,037	Lowe’s Cos., Inc.	79,786
1,528	Macy’s, Inc.	12,025
1,313	Mattel, Inc.	15,546
382	McDonald’s Corp.	19,960
585	McGraw-Hill Cos., Inc. (The)	11,542
124	MDC Holdings, Inc.	3,129
143	Meredith Corp.	1,838
27	MGM Mirage*	94
202	Mohawk Industries, Inc.*	4,563
521	New York Times Co. (The), Class A	2,152
1,004	Newell Rubbermaid, Inc.	5,673
5,040	News Corp., Class A	28,022
14	NVR, Inc.*	4,659
991	Office Depot, Inc.*	1,041
275	OfficeMax, Inc.	1,050
87	Omnicom Group, Inc.	2,091
310	O’Reilly Automotive, Inc.*	10,342
24	Orient-Express Hotels Ltd., Class A	95
148	Penske Auto Group, Inc.	838
23	Phillips-Van Heusen Corp.	381
591	Pulte Homes, Inc.	5,425
476	RadioShack Corp.	3,489
289	Regal Entertainment Group, Class A	2,959
500	Royal Caribbean Cruises Ltd.	3,000
524	Saks, Inc.*	1,273
315	Scripps Networks Interactive, Inc., Class A	6,272
200	Sears Holdings Corp.*	7,352
947	Service Corp. International	3,201
309	Signet Jewelers Ltd.	2,287
209	Snap-On, Inc.	4,930
284	Stanley Works (The)	7,600
382	Staples, Inc.	6,093
212	Target Corp.	6,002
91	Thor Industries, Inc.	975
116	Ticketmaster Entertainment, Inc.*	567
283	Time Warner Cable, Inc., Class A*	5,159
11,537	Time Warner, Inc.	88,027
473	Toll Brothers, Inc.*	7,497
182	TRW Automotive Holdings Corp.*	457
317	VF Corp.	16,452
124	Viacom, Inc., Class B*	1,908
1,066	Virgin Media, Inc.	5,095
6,108	Walt Disney Co. (The)	102,431
152	Warner Music Group Corp.*	264
22	Washington Post Co. (The), Class B	7,931
19	Weight Watchers International, Inc.	344
272	Whirlpool Corp.	6,047
292	Williams-Sonoma, Inc.	2,549
641	Wyndham Worldwide Corp.	2,365
		1,021,795
	Consumer Staples - 9.6%

277	Alberto-Culver Co.	6,133
1,914	Altria Group, Inc.	29,552
2,335	Archer-Daniels-Midland Co.	62,251
217	BJ’s Wholesale Club, Inc.*	6,484
98	Brown-Forman Corp., Class B	4,212
441	Bunge Ltd.	20,674
375	Campbell Soup Co.	10,039
345	Clorox Co.	16,767
2,485	Coca-Cola Co. (The)	101,512
1,155	Coca-Cola Enterprises, Inc.	13,259
1,643	ConAgra Foods, Inc.	24,776
671	Constellation Brands, Inc., Class A*	8,757
269	Corn Products International, Inc.	5,426
2,385	CVS Caremark Corp.	61,390
109	Dean Foods Co.*	2,229
715	Del Monte Foods Co.	5,112
919	Dr Pepper Snapple Group, Inc.*	12,912
1,112	General Mills, Inc.	58,358
509	H. J. Heinz Co.	16,629
277	Hershey Co. (The)	9,332

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
258	Hormel Foods Corp.	$8,212
346	J. M. Smucker Co. (The)	12,844
389	Kellogg Co.	15,140
894	Kimberly-Clark Corp.	42,116
5,331	Kraft Foods, Inc., Class A	121,440
1,337	Kroger Co. (The)	27,636
300	Lorillard, Inc.	17,532
256	McCormick & Co., Inc. (Non-Voting)	8,026
419	Molson Coors Brewing Co., Class B	14,761
98	NBTY, Inc.*	1,457
498	Pepsi Bottling Group, Inc.	9,213
211	PepsiAmericas, Inc.	3,505
345	PepsiCo, Inc.	16,608
6,877	Procter & Gamble Co.	331,265
621	Reynolds American, Inc.	20,853
1,843	Rite Aid Corp.*	516
1,589	Safeway, Inc.	29,396
2,562	Sara Lee Corp.	19,753
423	Smithfield Foods, Inc.*	3,321
770	SUPERVALU, Inc.	12,020
949	Tyson Foods, Inc., Class A	8,000
273	Walgreen Co.	6,514
1,571	Wal-Mart Stores, Inc.	77,356
		1,283,288
	Energy - 16.8%

1,698	Anadarko Petroleum Corp.	59,345
1,210	Apache Corp.	71,499
1,066	BJ Services Co.	10,308
205	Cabot Oil & Gas Corp.	4,176
1,321	Chesapeake Energy Corp.	20,660
7,502	Chevron Corp.	455,446
300	Cimarex Energy Co.	5,895
5,594	ConocoPhillips	208,936
1,618	Devon Energy Corp.	70,658
2,002	El Paso Corp.	13,514
145	Encore Acquisition Co.*	2,912
35	ENSCO International, Inc.	860
223	EOG Resources, Inc.	11,159
238	Exterran Holdings, Inc.*	4,308
14,708	Exxon Mobil Corp.	998,673
352	Forest Oil Corp.*	4,991
151	Global Industries Ltd.*	477
304	Helix Energy Solutions Group, Inc.*	945
378	Helmerich & Payne, Inc.	8,944
322	Hercules Offshore, Inc.*	464
379	Key Energy Services, Inc.*	1,012
2,568	Marathon Oil Corp.	59,757
86	Mariner Energy, Inc.*	796
877	Nabors Industries Ltd.*	8,516
478	Newfield Exploration Co.*	9,240
585	Noble Energy, Inc.	26,641
61	Oil States International, Inc.*	813
82	Overseas Shipholding Group, Inc.	2,109
214	Patterson-UTI Energy, Inc.	1,838
52	PetroHawk Energy Corp.*	885
434	Pioneer Natural Resources Co.	6,332
34	Plains Exploration & Production Co.*	651
172	Pride International, Inc.*	2,965
265	Rowan Cos., Inc.	3,209
67	SEACOR Holdings, Inc.*	4,014
404	Southern Union Co.	5,418
2,296	Spectra Energy Corp.	29,848
131	St. Mary Land & Exploration Co.	1,779
172	Sunoco, Inc.	5,753
153	Teekay Corp.	2,416
354	Tesoro Corp.	5,225
180	Tidewater, Inc.	6,358
41	Unit Corp.*	876
1,917	Valero Energy Corp.	37,151
1,788	XTO Energy, Inc.	56,608
		2,234,380
	Financials - 17.4%

116	Alexandria Real Estate Equities, Inc. (REIT)	4,635
18	Alleghany Corp.*	4,727
648	Allied Capital Corp.	693
177	Allied World Assurance Co. Holdings Ltd.	6,799
1,998	Allstate Corp. (The)	33,626
355	AMB Property Corp. (REIT)	4,228
736	American Capital Ltd.	994
588	American Express Co.	7,091
285	American Financial Group, Inc./OH	4,435
8,425	American International Group, Inc.	3,538
57	American National Insurance Co.	2,412
477	AmeriCredit Corp.*	1,836
806	Ameriprise Financial, Inc.	12,848
1,950	Annaly Capital Management, Inc. (REIT)	27,105
1,007	AON Corp.	38,508
225	Apartment Investment & Management Co., Class A (REIT)	1,174
167	Arch Capital Group Ltd.*	9,018
337	Arthur J. Gallagher & Co.	5,348
462	Associated Banc-Corp	6,681
429	Assurant, Inc.	8,752
305	Astoria Financial Corp.	2,181
279	AvalonBay Communities, Inc. (REIT)	11,835
379	Axis Capital Holdings Ltd.	8,482
299	BancorpSouth, Inc.	5,570
22,962	Bank of America Corp.	90,700
174	Bank of Hawaii Corp.	5,575
4,148	Bank of New York Mellon Corp. (The)	91,961
1,983	BB&T Corp.	31,986
17	BlackRock, Inc.	1,646
81	BOK Financial Corp.	2,438
434	Boston Properties, Inc. (REIT)	16,097
318	Brandywine Realty Trust (REIT)	1,501
175	BRE Properties, Inc. (REIT)	3,311
320	Brown & Brown, Inc.	5,398
71	Camden Property Trust (REIT)	1,334
1,361	Capital One Financial Corp.	16,400
705	CapitalSource, Inc.	1,318
51	Capitol Federal Financial	1,889
512	CB Richard Ellis Group, Inc., Class A*	1,480
241	CBL & Associates Properties, Inc. (REIT)	747
1,326	Chubb Corp.	51,767
528	Cincinnati Financial Corp.	10,845
1,410	CIT Group, Inc.	3,455
19,745	Citigroup, Inc.	29,618
145	City National Corp./CA	4,652
72	CME Group, Inc.	13,133
100	CNA Financial Corp.	796
546	Comerica, Inc.	8,195
225	Commerce Bancshares, Inc./MO	7,814
670	Conseco, Inc.*	811
213	Cullen/Frost Bankers, Inc.	9,168
467	Developers Diversified Realty Corp. (REIT)	1,378

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
88	Digital Realty Trust, Inc. (REIT)	$2,630
1,738	Discover Financial Services	9,959
440	Douglas Emmett, Inc. (REIT)	3,309
532	Duke Realty Corp. (REIT)	3,671
1,361	E*Trade Financial Corp.*	1,089
180	Endurance Specialty Holdings Ltd.	4,027
981	Equity Residential (REIT)	17,266
107	Erie Indemnity Co., Class A	3,214
72	Essex Property Trust, Inc. (REIT)	3,917
225	Everest Re Group Ltd.	14,654
3,860	Fannie Mae	1,621
151	Federal Realty Investment Trust (REIT)	6,211
776	Fidelity National Financial, Inc., Class A	12,858
1,822	Fifth Third Bancorp	3,844
336	First American Corp.	7,785
22	First Citizens BancShares, Inc./NC, Class A	2,354
745	First Horizon National Corp.	6,832
262	Franklin Resources, Inc.	12,000
195	Freddie Mac	82
631	Fulton Financial Corp.	3,925
453	General Growth Properties, Inc. (REIT)	267
1,570	Genworth Financial, Inc., Class A	1,900
1,434	Goldman Sachs Group, Inc. (The)	130,609
186	Hanover Insurance Group, Inc. (The)	6,542
1,141	Hartford Financial Services Group, Inc.	6,960
418	HCC Insurance Holdings, Inc.	9,175
805	HCP, Inc. (REIT)	14,707
350	Health Care REIT, Inc. (REIT)	10,770
341	Hospitality Properties Trust (REIT)	3,887
1,894	Host Hotels & Resorts, Inc. (REIT)	7,008
818	HRPT Properties Trust (REIT)	2,642
1,229	Hudson City Bancorp, Inc.	12,745
1,328	Huntington Bancshares, Inc./OH	1,939
1,229	Invesco Ltd.	14,047
13	Investment Technology Group, Inc.*	253
487	iStar Financial, Inc. (REIT)	682
41	Janus Capital Group, Inc.	181
456	Jefferies Group, Inc.	4,510
125	Jones Lang LaSalle, Inc.	2,490
13,434	JPMorgan Chase & Co.	306,967
1,785	KeyCorp	12,513
108	Kilroy Realty Corp. (REIT)	2,010
836	Kimco Realty Corp. (REIT)	7,399
505	Legg Mason, Inc.	6,479
644	Leucadia National Corp.*	9,422
356	Liberty Property Trust (REIT)	6,504
940	Lincoln National Corp.	8,075
1,139	Loews Corp.	22,609
238	M&T Bank Corp.	8,711
238	Mack-Cali Realty Corp. (REIT)	4,065
36	Markel Corp.*	9,569
1,855	Marsh & McLennan Cos., Inc.	33,260
940	Marshall & Ilsley Corp.	4,305
775	MBIA, Inc.*	2,124
96	Mercury General Corp.	2,588
1,831	MetLife, Inc.	33,800
190	MF Global Ltd.*	825
454	MGIC Investment Corp.	1,035
714	Moody’s Corp.	12,816
3,574	Morgan Stanley	69,836
223	NASDAQ OMX Group, Inc. (The)*	4,661
337	Nationwide Health Properties, Inc. (REIT)	6,828
1,243	New York Community Bancorp, Inc.	12,244
77	Northern Trust Corp.	4,277
383	NYSE Euronext	6,465
836	Old Republic International Corp.	7,591
88	OneBeacon Insurance Group Ltd.	980
197	PartnerRe Ltd.	12,194
1,255	People’s United Financial, Inc.	21,850
418	Plum Creek Timber Co., Inc. (REIT)	10,964
1,544	PNC Financial Services Group, Inc.	42,213
1,019	Popular, Inc.	2,293
939	Principal Financial Group, Inc.	7,503
2,457	Progressive Corp. (The)*	28,427
951	ProLogis (REIT)	5,506
253	Protective Life Corp.	956
1,303	Prudential Financial, Inc.	21,382
459	Public Storage (REIT)	25,465
347	Raymond James Financial, Inc.	4,844
249	Rayonier, Inc. (REIT)	6,623
254	Regency Centers Corp. (REIT)	6,853
2,520	Regions Financial Corp.	8,618
249	Reinsurance Group of America, Inc.	6,773
222	RenaissanceRe Holdings Ltd.	9,997
212	SL Green Realty Corp. (REIT)	2,463
193	SLM Corp.*	888
54	St. Joe Co. (The)*	993
178	StanCorp Financial Group, Inc.	3,202
1,139	State Street Corp.	28,783
14	Student Loan Corp. (The)	528
1,281	SunTrust Banks, Inc.	15,410
1,019	Synovus Financial Corp.	3,546
459	TCF Financial Corp.	5,627
308	TFS Financial Corp.	3,597
308	Torchmark Corp.	6,345
74	Transatlantic Holdings, Inc.	2,225
2,193	Travelers Cos., Inc. (The)	79,277
19	Tree.com, Inc.*	86
6,313	U.S. Bancorp	90,339
540	UDR, Inc. (REIT)	4,271
149	Unitrin, Inc.	1,606
1,256	Unum Group	12,786
485	Valley National Bancorp	5,544
393	Ventas, Inc. (REIT)	8,477
494	Vornado Realty Trust (REIT)	16,169
493	W. R. Berkley Corp.	10,259
318	Washington Federal, Inc.	3,622
190	Webster Financial Corp.	737
270	Weingarten Realty Investors (REIT)	3,048
15,304	Wells Fargo & Co.	185,178
5	Wesco Financial Corp.	1,221
32	White Mountains Insurance Group Ltd.	6,336
244	Whitney Holding Corp./LA	2,696
244	Wilmington Trust Corp.	2,196
1,200	XL Capital Ltd., Class A	3,972
418	Zions Bancorporation	3,917
		2,326,254
	Health Care - 13.4%

628	Aetna, Inc.	14,990
485	AmerisourceBergen Corp.	15,404
3,949	Amgen, Inc.*	193,225
44	Beckman Coulter, Inc.	1,973
5,074	Boston Scientific Corp.*	35,619
625	Bristol-Myers Squibb Co.	11,506
131	Brookdale Senior Living, Inc.	478

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
326	Cardinal Health, Inc.	$10,579
135	Charles River Laboratories International, Inc.*	3,348
877	CIGNA Corp.	13,822
270	Community Health Systems, Inc.*	4,417
163	Cooper Cos., Inc. (The)	3,584
438	Coventry Health Care, Inc.*	5,046
1,812	Covidien Ltd.	57,386
64	DaVita, Inc.*	3,003
3,280	Eli Lilly & Co.	96,366
41	Endo Pharmaceuticals Holdings, Inc.*	778
1,009	Forest Laboratories, Inc.*	21,633
298	Health Management Associates, Inc., Class A*	641
368	Health Net, Inc.*	4,858
24	Henry Schein, Inc.*	880
195	Hill-Rom Holdings, Inc.	1,915
262	HLTH Corp.*	2,861
464	Hologic, Inc.*	5,252
494	Hospira, Inc.*	11,461
265	Humana, Inc.*	6,273
514	IMS Health, Inc.	6,435
139	Inverness Medical Innovations, Inc.*	3,123
7,533	Johnson & Johnson	376,650
894	King Pharmaceuticals, Inc.*	6,562
223	Life Technologies Corp.*	6,500
197	LifePoint Hospitals, Inc.*	4,141
24	Lincare Holdings, Inc.*	506
284	McKesson Corp.	11,650
25	Mednax, Inc.*	740
5,559	Merck & Co., Inc.	134,528
901	Mylan, Inc.*	11,199
358	Omnicare, Inc.	9,283
237	PerkinElmer, Inc.	3,053
24,536	Pfizer, Inc.	302,038
103	Quest Diagnostics, Inc.	4,720
144	Teleflex, Inc.	6,840
754	Tenet Healthcare Corp.*	837
1,001	Thermo Fisher Scientific, Inc.*	36,296
2,812	UnitedHealth Group, Inc.	55,256
171	Universal Health Services, Inc., Class B	6,298
192	Watson Pharmaceuticals, Inc.*	5,428
1,632	WellPoint, Inc.*	55,357
4,836	Wyeth	197,406
275	Zimmer Holdings, Inc.*	9,631
		1,781,775
	Industrials - 7.1%

39	Aecom Technology Corp.*	957
91	AGCO Corp.*	1,560
150	Alexander & Baldwin, Inc.	2,818
68	Alliant Techsystems, Inc.*	4,805
502	AMR Corp.*	2,053
73	Armstrong World Industries, Inc.	933
386	Avery Dennison Corp.	7,778
367	Avis Budget Group, Inc.*	147
25	BE Aerospace, Inc.*	186
197	Carlisle Cos., Inc.	3,904
478	Cintas Corp.	9,699
448	Continental Airlines, Inc., Class B*	4,489
138	Con-way, Inc.	2,085
151	Cooper Industries Ltd., Class A	3,185
29	Copa Holdings S.A., Class A	766
52	Corrections Corp. of America*	552
184	Crane Co.	2,775
277	Danaher Corp.	14,060
1,633	Delta Air Lines, Inc.*	8,214
86	Dover Corp.	2,145
59	Dun & Bradstreet Corp.	4,364
327	Eaton Corp.	11,821
219	Equifax, Inc.	4,708
1,125	FedEx Corp.	48,611
114	Flowserve Corp.	5,753
190	Gardner Denver, Inc.*	3,595
157	GATX Corp.	2,868
1,445	General Dynamics Corp.	63,320
38,162	General Electric Co.	324,759
1,106	Hertz Global Holdings, Inc.*	3,495
115	Hubbell, Inc., Class B	3,027
33	IDEX Corp.	637
1,614	Illinois Tool Works, Inc.	44,869
938	Ingersoll-Rand Co., Ltd., Class A	13,301
159	ITT Corp.	5,939
60	Kansas City Southern*	1,061
116	KBR, Inc.	1,462
220	Kennametal, Inc.	3,590
100	L-3 Communications Holdings, Inc.	6,765
49	Lincoln Electric Holdings, Inc.	1,506
266	Manpower, Inc.	7,416
1,312	Masco Corp.	6,757
969	Norfolk Southern Corp.	30,737
924	Northrop Grumman Corp.	34,521
82	Oshkosh Corp.	513
277	Owens Corning*	2,313
359	Pentair, Inc.	7,492
72	Pitney Bowes, Inc.	1,389
158	Quanta Services, Inc.*	2,781
770	R.R. Donnelley & Sons Co.	5,998
977	Raytheon Co.	39,051
662	Republic Services, Inc.	13,174
140	Ryder System, Inc.	3,200
2,654	Southwest Airlines Co.	15,632
380	Spirit Aerosystems Holdings, Inc., Class A*	3,770
225	Steelcase, Inc., Class A	907
344	Terex Corp.*	3,068
193	Thomas & Betts Corp.*	4,422
284	Timken Co.	3,459
294	Trinity Industries, Inc.	2,170
841	Tyco International Ltd.	16,862
215	United Rentals, Inc.*	871
1,518	United Technologies Corp.	61,980
251	URS Corp.*	7,761
110	USG Corp.*	635
35	UTi Worldwide, Inc.	430
1,274	Waste Management, Inc.	34,398
41	WESCO International, Inc.*	681
		940,950
	Information Technology - 2.9%

350	ADC Telecommunications, Inc.*	994
1,925	Advanced Micro Devices, Inc.*	4,196
235	Affiliated Computer Services, Inc., Class A*	10,958
411	Amdocs Ltd.*	6,884
415	Arrow Electronics, Inc.*	6,901
585	Atmel Corp.*	2,088
307	Avnet, Inc.*	5,302
164	AVX Corp.	1,404
1,172	Brocade Communications Systems, Inc.*	3,258
751	CA, Inc.	12,729
935	Cadence Design Systems, Inc.*	3,927

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
548	Computer Sciences Corp.*	$19,037
369	Compuware Corp.*	2,181
448	Convergys Corp.*	2,890
191	Cree, Inc.*	3,751
39	Diebold, Inc.	863
28	DST Systems, Inc.*	824
141	EchoStar Corp., Class A*	2,310
2,264	EMC Corp.*	23,772
452	Fairchild Semiconductor International, Inc.*	1,582
547	Fidelity National Information Services, Inc.	9,572
12	Genpact Ltd.*	95
291	IAC/InterActiveCorp*	4,345
610	Ingram Micro, Inc., Class A*	6,643
342	Integrated Device Technology, Inc.*	1,532
2,825	Intel Corp.	35,990
205	International Rectifier Corp.*	2,573
296	Intersil Corp., Class A	2,993
393	Jabil Circuit, Inc.	1,627
352	JDS Uniphase Corp.*	972
39	Kla-Tencor Corp.	673
39	Lam Research Corp.*	763
274	Lender Processing Services, Inc.	7,176
284	Lexmark International, Inc., Class A*	4,868
559	LSI Corp.*	1,621
56	McAfee, Inc.*	1,565
2,414	Micron Technology, Inc.*	7,773
352	Molex, Inc.	4,002
8,179	Motorola, Inc.	28,790
57	NCR Corp.*	451
702	Novell, Inc.*	2,218
253	Novellus Systems, Inc.*	3,226
440	QLogic Corp.*	4,057
612	SAIC, Inc.*	11,573
655	SanDisk Corp.*	5,836
907	Seagate Technology	3,900
2,679	Sun Microsystems, Inc.*	12,538
3,047	Symantec Corp.*	42,140
514	Synopsys, Inc.*	9,576
156	Tech Data Corp.*	2,697
1,441	Tellabs, Inc.*	5,476
332	Teradata Corp.*	5,133
232	Teradyne, Inc.*	958
1,734	Tyco Electronics Ltd.	16,438
580	Unisys Corp.*	209
676	Vishay Intertechnology, Inc.*	1,724
3,261	Xerox Corp.	16,892
15	Zebra Technologies Corp., Class A*	264
		384,730
	Materials - 2.7%

659	Alcoa, Inc.	4,106
201	Aptargroup, Inc.	5,640
266	Ashland, Inc.	1,572
301	Ball Corp.	12,127
361	Bemis Co., Inc.	6,704
234	Cabot Corp.	2,452
150	Carpenter Technology Corp.	2,055
68	Celanese Corp., Class A	581
96	Century Aluminum Co.*	213
807	Chemtura Corp.	274
414	Commercial Metals Co.	4,227
173	Cytec Industries, Inc.	2,664
1,781	Domtar Corp.*	1,407
3,374	Dow Chemical Co. (The)	24,158
17	Eagle Materials, Inc.	324
276	Eastman Chemical Co.	5,669
3,267	EI Du Pont de Nemours & Co.	61,289
166	FMC Corp.	6,711
1,491	Freeport-McMoRan Copper & Gold, Inc.	45,356
525	Huntsman Corp.	1,386
1,551	International Paper Co.	8,825
54	Intrepid Potash, Inc.*	1,212
247	Lubrizol Corp.	6,790
11	Martin Marietta Materials, Inc.	842
630	MeadWestvaco Corp.	5,884
37	Nalco Holding Co.	421
903	Nucor Corp.	30,386
432	Owens-Illinois, Inc.*	6,661
289	Packaging Corp. of America	3,061
474	Pactiv Corp.*	7,503
530	PPG Industries, Inc.	16,462
227	Reliance Steel & Aluminum Co.	5,400
74	Rohm and Haas Co.	3,853
468	RPM International, Inc.	5,073
68	Schnitzer Steel Industries, Inc., Class A	1,948
33	Scotts Miracle-Gro Co. (The), Class A	922
581	Sealed Air Corp.	6,484
209	Sigma-Aldrich Corp.	7,461
361	Sonoco Products Co.	6,957
429	Steel Dynamics, Inc.	3,582
385	Temple-Inland, Inc.	1,829
253	Titanium Metals Corp.	1,478
23	United States Steel Corp.	452
13	Valhi, Inc.	162
363	Valspar Corp.	6,062
397	Vulcan Materials Co.	16,440
766	Weyerhaeuser Co.	18,507
		363,572
	Telecommunication Services - 6.8%

21,547	AT&T, Inc.	512,172
363	CenturyTel, Inc.	9,558
26	Clearwire Corp., Class A*	84
812	Crown Castle International Corp.*	14,242
266	Embarq Corp.	9,302
915	Frontier Communications Corp.	6,588
174	Leap Wireless International, Inc.*	4,717
2,744	Qwest Communications International, Inc.	9,302
10,071	Sprint Nextel Corp.*	33,134
217	Telephone & Data Systems, Inc.	6,402
35	U.S. Cellular Corp.*	1,204
10,339	Verizon Communications, Inc.	294,972
814	Windstream Corp.	6,072
		907,749
	Utilities - 7.1%

278	AGL Resources, Inc.	7,712
401	Alliant Energy Corp.	9,275
760	Ameren Corp.	18,073
1,457	American Electric Power Co., Inc.	40,869
229	American Water Works Co., Inc.	4,248
485	Aqua America, Inc.	8,924
327	Atmos Energy Corp.	7,138
437	Centerpoint Energy, Inc.	4,510
817	CMS Energy Corp.	9,036
989	Consolidated Edison, Inc.	35,812
61	Constellation Energy Group, Inc.	1,205
2,096	Dominion Resources, Inc.	63,257
380	DPL, Inc.	7,638

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
592	DTE Energy Co.	$15,848
4,587	Duke Energy Corp.	61,787
1,796	Dynegy, Inc., Class A*	2,335
1,182	Edison International	32,174
211	Energen Corp.	5,655
203	Entergy Corp.	13,680
1,190	Exelon Corp.	56,192
1,106	FirstEnergy Corp.	47,071
1,480	FPL Group, Inc.	67,088
430	Great Plains Energy, Inc.	5,822
327	Hawaiian Electric Industries, Inc.	4,535
277	Integrys Energy Group, Inc.	6,662
663	MDU Resources Group, Inc.	10,038
204	Mirant Corp.*	2,495
295	National Fuel Gas Co.	8,941
995	NiSource, Inc.	8,706
564	Northeast Utilities	12,357
533	NRG Energy, Inc.*	10,074
387	NSTAR	12,450
624	NV Energy, Inc.	5,784
334	OGE Energy Corp.	7,321
378	Oneok, Inc.	8,445
730	Pepco Holdings, Inc.	10,950
1,296	PG&E Corp.	49,533
365	Pinnacle West Capital Corp.	9,585
948	Progress Energy, Inc.	33,578
390	Questar Corp.	11,244
1,255	Reliant Energy, Inc.*	4,342
423	SCANA Corp.	12,745
908	Sempra Energy	37,746
2,783	Southern Co.	84,353
764	TECO Energy, Inc.	7,327
388	UGI Corp.	9,308
294	Vectren Corp.	6,133
424	Wisconsin Energy Corp.	16,884
1,563	Xcel Energy, Inc.	27,728
		944,613
	Total Common Stocks (Cost $14,972,497)	12,189,106

Principal Amount
	Repurchase Agreements - 33.8%
$412,318	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $412,327(b)	412,318
329,855	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $329,870(c)	329,855
60,910	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $60,911(d)	60,910
65,971	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $65,972(e)	65,971
329,855	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $329,873(f)	329,855
329,855	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $329,862(g)	329,855
659,709	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $659,747(h)	659,709
164,927	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $164,931(i)	164,927
989,564	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $989,586(j)	989,564
164,927	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $164,930(k)	164,927
992,282	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $992,303(l)	992,282
	Total Repurchase Agreements (Cost $4,500,173)	4,500,173
	Total Investments (Cost $19,472,670) — 125.3%	16,689,279
	Liabilities in excess of other assets — (25.3)%	(3,364,905)
	Net Assets — 100.0%	$13,324,374

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $420,564. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $336,453. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $62,130. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $67,291. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $336,454. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $336,452. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $672,904. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $168,226. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $1,009,356. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $168,226. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $1,012,128. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,716
Aggregate gross unrealized depreciation	(7,501,290)
Net unrealized depreciation	$(7,463,574)
Federal income tax cost of investments	$24,152,853

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index	03/06/09	$2,039,255	$(368,475)

Equity Index Swap Agreement based on Russell 1000® Value Index	03/06/09	12,787,658	(3,063,882)

		$14,826,913	$(3,432,357)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 94.8%
	Consumer Discretionary - 9.2%

379	Abercrombie & Fitch Co., Class A	$8,334
418	Advance Auto Parts, Inc.	15,989
1,380	Amazon.com, Inc.*	89,410
530	American Eagle Outfitters, Inc.	5,173
95	AnnTaylor Stores Corp.*	625
558	Apollo Group, Inc., Class A*	40,455
170	AutoZone, Inc.*	24,179
934	Bed Bath & Beyond, Inc.*	19,894
1,463	Best Buy Co., Inc.	42,164
357	Big Lots, Inc.*	5,537
444	BorgWarner, Inc.	7,659
30	Boyd Gaming Corp.	127
444	Brinker International, Inc.	4,884
178	Brink’s Home Security Holdings, Inc.*	3,733
351	Burger King Holdings, Inc.	7,543
958	Carmax, Inc.*	9,034
390	Carnival Corp.	7,628
158	Central European Media Enterprises Ltd., Class A*	1,005
145	Chipotle Mexican Grill, Inc., Class A*	7,921
46	Choice Hotels International, Inc.	1,139
139	Clear Channel Outdoor Holdings, Inc., Class A*	452
1,407	Coach, Inc.*	19,670
3,588	Comcast Corp., Class A	46,859
231	CTC Media, Inc.*	795
614	Darden Restaurants, Inc.	16,664
268	DeVry, Inc.	13,923
370	Dick’s Sporting Goods, Inc.*	4,570
2,393	DIRECTV Group, Inc. (The)*	47,716
894	DISH Network Corp., Class A*	10,057
394	Dollar Tree, Inc.*	15,295
350	DreamWorks Animation SKG, Inc., Class A*	6,752
48	Family Dollar Stores, Inc.	1,317
715	GameStop Corp., Class A*	19,248
1,054	Gap, Inc. (The)	11,373
527	Garmin Ltd.	9,022
626	Gentex Corp.	5,008
678	Goodyear Tire & Rubber Co. (The)*	3,010
264	Guess?, Inc.	4,242
1,426	H&R Block, Inc.	27,237
412	Hanesbrands, Inc.*	2,884
920	Harley-Davidson, Inc.	9,292
190	Harman International Industries, Inc.	2,018
226	Hasbro, Inc.	5,173
274	Hillenbrand, Inc.	4,595
21	HSN, Inc.*	90
1,357	International Game Technology	11,969
1,770	Interpublic Group of Cos., Inc.*	6,744
21	Interval Leisure Group, Inc.*	84
170	ITT Educational Services, Inc.*	19,295
176	John Wiley & Sons, Inc., Class A	5,525
395	Johnson Controls, Inc.	4,495
1,031	Kohl’s Corp.*	36,229
337	Lamar Advertising Co., Class A*	2,332
723	Las Vegas Sands Corp.*	1,648
576	Liberty Global, Inc., Class A*	7,068
2,264	Liberty Media Corp. - Entertainment, Class A*	39,212
772	Limited Brands, Inc.	5,937
594	LKQ Corp.*	8,019
320	Lowe’s Cos., Inc.	5,069
1,295	Marriott International, Inc., Class A	18,337
4,505	McDonald’s Corp.	235,386
701	McGraw-Hill Cos., Inc. (The)	13,831
511	MGM Mirage*	1,788
71	Morningstar, Inc.*	1,981
4,059	News Corp., Class A	22,568
1,550	NIKE, Inc., Class B	64,372
797	Nordstrom, Inc.	10,736
1	NVR, Inc.*	333
1,298	Omnicom Group, Inc.	31,191
214	O’Reilly Automotive, Inc.*	7,139
180	Orient-Express Hotels Ltd., Class A	713
116	Panera Bread Co., Class A*	5,109
292	Penn National Gaming, Inc.*	5,574
558	PetSmart, Inc.	11,182
197	Phillips-Van Heusen Corp.	3,264
246	Polo Ralph Lauren Corp.	8,480
178	priceline.com, Inc.*	15,105
217	Pulte Homes, Inc.	1,992
584	Ross Stores, Inc.	17,240
283	Scientific Games Corp., Class A*	2,994
441	Sherwin-Williams Co. (The)	20,264
16,620	Sirius XM Radio, Inc.*	2,659
2,615	Staples, Inc.	41,709
3,190	Starbucks Corp.*	29,189
818	Starwood Hotels & Resorts Worldwide, Inc.	9,481
62	Strayer Education, Inc.	10,524
3,200	Target Corp.	90,592
46	Thor Industries, Inc.	493
21	Ticketmaster Entertainment, Inc.*	103
552	Tiffany & Co.	10,510
809	Tim Hortons, Inc.	19,092
339	Time Warner Cable, Inc., Class A*	6,180
1,740	Time Warner, Inc.	13,276
1,861	TJX Cos., Inc.	41,444
497	Urban Outfitters, Inc.*	8,270
2,301	Viacom, Inc., Class B*	35,412
287	WABCO Holdings, Inc.	2,904
968	Walt Disney Co. (The)	16,233
62	Warner Music Group Corp.*	108
134	Weight Watchers International, Inc.	2,425
63	Williams-Sonoma, Inc.	550
250	Wynn Resorts Ltd.*	5,238
2,076	Yum! Brands, Inc.	54,557
		1,643,849
	Consumer Staples - 13.4%

50	Alberto-Culver Co.	1,107
6,864	Altria Group, Inc.	105,980
1,870	Avon Products, Inc.	32,893
266	Bare Escentuals, Inc.*	841
337	Brown-Forman Corp., Class B	14,484
452	Campbell Soup Co.	12,100
178	Central European Distribution Corp.*	1,187
307	Church & Dwight Co., Inc.	15,018
187	Clorox Co.	9,088
7,175	Coca-Cola Co. (The)	293,099
2,225	Colgate-Palmolive Co.	133,901
1,898	Costco Wholesale Corp.	80,361
3,382	CVS Caremark Corp.	87,053
463	Dean Foods Co.*	9,468
252	Energizer Holdings, Inc.*	10,632
429	Estee Lauder Cos., Inc. (The), Class A	9,717
125	General Mills, Inc.	6,560
766	H. J. Heinz Co.	25,025
317	Hansen Natural Corp.*	10,550
285	Herbalife Ltd.	3,887
339	Hershey Co. (The)	11,421

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
103	J. M. Smucker Co. (The)	$3,823
626	Kellogg Co.	24,364
754	Kimberly-Clark Corp.	35,521
1,279	Kroger Co. (The)	26,437
399	Lorillard, Inc.	23,318
184	McCormick & Co., Inc. (Non-Voting)	5,768
115	NBTY, Inc.*	1,710
6,533	PepsiCo, Inc.	314,499
9,242	Philip Morris International, Inc.	309,330
4,900	Procter & Gamble Co.	236,033
2,632	Sysco Corp.	56,588
143	Tyson Foods, Inc., Class A	1,205
4,010	Walgreen Co.	95,679
7,933	Wal-Mart Stores, Inc.	390,621
614	Whole Foods Market, Inc.	7,460
		2,406,728
	Energy - 8.0%

308	Alpha Natural Resources, Inc.*	5,667
632	Arch Coal, Inc.	8,785
245	Atwood Oceanics, Inc.*	3,744
1,350	Baker Hughes, Inc.	39,568
206	Cabot Oil & Gas Corp.	4,196
949	Cameron International Corp.*	18,297
1,064	Chesapeake Energy Corp.	16,641
121	CNX Gas Corp.*	2,639
801	CONSOL Energy, Inc.	21,827
130	Continental Resources, Inc.*	2,066
1,078	Denbury Resources, Inc.*	13,885
301	Diamond Offshore Drilling, Inc.	18,855
377	Dresser-Rand Group, Inc.*	7,921
659	El Paso Corp.	4,448
59	Encore Acquisition Co.*	1,185
590	ENSCO International, Inc.	14,502
818	EOG Resources, Inc.	40,933
4,034	Exxon Mobil Corp.	273,909
561	FMC Technologies, Inc.*	14,861
199	Foundation Coal Holdings, Inc.	3,200
455	Frontier Oil Corp.	6,211
213	Frontline Ltd.	4,322
322	Global Industries Ltd.*	1,017
3,822	Halliburton Co.	62,337
35	Helix Energy Solutions Group, Inc.*	109
1,233	Hess Corp.	67,433
187	Holly Corp.	4,359
190	IHS, Inc., Class A*	7,739
92	Key Energy Services, Inc.*	246
281	Mariner Energy, Inc.*	2,599
373	Massey Energy Co.	4,308
832	Murphy Oil Corp.	34,786
174	Nabors Industries Ltd.*	1,689
1,819	National Oilwell Varco, Inc.*	48,622
1,178	Noble Corp.	28,967
48	Noble Energy, Inc.	2,186
3,596	Occidental Petroleum Corp.	186,524
242	Oceaneering International, Inc.*	7,688
144	Oil States International, Inc.*	1,918
339	Patriot Coal Corp.*	1,237
418	Patterson-UTI Energy, Inc.	3,591
1,190	Peabody Energy Corp.	28,167
1,037	PetroHawk Energy Corp.*	17,650
430	Plains Exploration & Production Co.*	8,230
527	Pride International, Inc.*	9,085
477	Quicksilver Resources, Inc.*	2,862
676	Range Resources Corp.	24,045
173	Rowan Cos., Inc.	2,095
456	SandRidge Energy, Inc.*	3,083
5,228	Schlumberger Ltd.	198,978
11	SEACOR Holdings, Inc.*	659
945	Smith International, Inc.	20,299
1,498	Southwestern Energy Co.*	43,097
111	St. Mary Land & Exploration Co.	1,507
304	Sunoco, Inc.	10,169
354	Superior Energy Services, Inc.*	4,669
176	Tesoro Corp.	2,598
327	Tetra Technologies, Inc.*	935
12	Tidewater, Inc.	424
158	Unit Corp.*	3,376
132	W&T Offshore, Inc.	1,063
244	Walter Industries, Inc.	4,433
222	Whiting Petroleum Corp.*	5,173
2,561	Williams Cos., Inc.	28,939
264	XTO Energy, Inc.	8,358
		1,424,911
	Financials - 2.9%

179	Affiliated Managers Group, Inc.*	6,440
2,083	Aflac, Inc.	34,911
3,701	American Express Co.	44,634
122	Apartment Investment & Management Co., Class A (REIT)	637
139	Axis Capital Holdings Ltd.	3,111
56	BlackRock, Inc.	5,421
121	Brown & Brown, Inc.	2,041
147	Camden Property Trust (REIT)	2,762
35	Capitol Federal Financial	1,296
330	CB Richard Ellis Group, Inc., Class A*	954
4,094	Charles Schwab Corp. (The)	52,035
207	CME Group, Inc.	37,757
226	Digital Realty Trust, Inc. (REIT)	6,755
354	E*Trade Financial Corp.*	283
449	Eaton Vance Corp.	7,768
11	Erie Indemnity Co., Class A	330
24	Essex Property Trust, Inc. (REIT)	1,306
76	Federal Realty Investment Trust (REIT)	3,126
382	Federated Investors, Inc., Class B	7,204
325	Forest City Enterprises, Inc., Class A	1,628
359	Franklin Resources, Inc.	16,442
2,599	Freddie Mac	1,092
610	General Growth Properties, Inc. (REIT)	360
215	GLG Partners, Inc.	466
205	Goldman Sachs Group, Inc. (The)	18,671
130	HCP, Inc. (REIT)	2,375
54	Health Care REIT, Inc. (REIT)	1,662
789	Hudson City Bancorp, Inc.	8,182
309	IntercontinentalExchange, Inc.*	17,542
214	Invesco Ltd.	2,446
175	Investment Technology Group, Inc.*	3,407
663	Janus Capital Group, Inc.	2,924
13	Kilroy Realty Corp. (REIT)	242
331	Lazard Ltd., Class A	8,037
328	Macerich Co. (The) (REIT)	3,746
197	MF Global Ltd.*	855
271	Morgan Stanley	5,295
193	MSCI, Inc., Class A*	3,042
323	NASDAQ OMX Group, Inc. (The)*	6,751
41	Nationwide Health Properties, Inc. (REIT)	831
871	Northern Trust Corp.	48,384
699	NYSE Euronext	11,799
244	Plum Creek Timber Co., Inc. (REIT)	6,400

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
327	Prudential Financial, Inc.	$5,366
42	Rayonier, Inc. (REIT)	1,117
590	SEI Investments Co.	6,986
985	Simon Property Group, Inc. (REIT)	32,603
1,812	SLM Corp.*	8,335
340	St. Joe Co. (The)*	6,253
494	State Street Corp.	12,483
1,138	T. Rowe Price Group, Inc.	25,878
231	Taubman Centers, Inc. (REIT)	3,615
1,065	TD Ameritrade Holding Corp.*	12,642
28	Transatlantic Holdings, Inc.	842
3	Tree.com, Inc.*	14
100	Ventas, Inc. (REIT)	2,157
32	W. R. Berkley Corp.	666
380	Waddell & Reed Financial, Inc., Class A	5,366
		515,673
	Health Care - 15.3%

6,762	Abbott Laboratories	320,113
30	Abraxis Bioscience, Inc.*	1,756
1,366	Aetna, Inc.	32,606
1,336	Allergan, Inc.	51,757
81	AmerisourceBergen Corp.	2,573
601	Amylin Pharmaceuticals, Inc.*	5,487
2,749	Baxter International, Inc.	139,952
223	Beckman Coulter, Inc.	9,999
1,069	Becton, Dickinson & Co.	66,160
1,272	Biogen Idec, Inc.*	58,563
432	BioMarin Pharmaceutical, Inc.*	5,184
426	Boston Scientific Corp.*	2,991
7,919	Bristol-Myers Squibb Co.	145,789
1,170	Cardinal Health, Inc.	37,966
2,008	Celgene Corp.*	89,818
297	Cephalon, Inc.*	19,480
296	Cerner Corp.*	10,834
136	Charles River Laboratories International, Inc.*	3,373
171	CIGNA Corp.	2,695
95	Community Health Systems, Inc.*	1,554
275	Covance, Inc.*	10,445
136	Coventry Health Care, Inc.*	1,567
435	CR Bard, Inc.	34,913
382	DaVita, Inc.*	17,923
652	DENTSPLY International, Inc.	15,074
240	Edwards Lifesciences Corp.*	13,346
416	Eli Lilly & Co.	12,222
478	Endo Pharmaceuticals Holdings, Inc.*	9,072
922	Express Scripts, Inc.*	46,377
116	Forest Laboratories, Inc.*	2,487
2,035	Genentech, Inc.*	174,094
237	Gen-Probe, Inc.*	9,615
1,171	Genzyme Corp.*	71,349
4,042	Gilead Sciences, Inc.*	181,082
706	Health Management Associates, Inc., Class A*	1,518
25	Health Net, Inc.*	330
367	Henry Schein, Inc.*	13,462
37	Hill-Rom Holdings, Inc.	363
127	HLTH Corp.*	1,387
561	Hologic, Inc.*	6,351
100	Hospira, Inc.*	2,320
421	Humana, Inc.*	9,965
264	Idexx Laboratories, Inc.*	7,946
537	Illumina, Inc.*	16,824
173	IMS Health, Inc.	2,166
170	Intuitive Surgical, Inc.*	15,463
172	Inverness Medical Innovations, Inc.*	3,865
3,248	Johnson & Johnson	162,400
248	Kinetic Concepts, Inc.*	5,401
488	Laboratory Corp. of America Holdings*	26,845
459	Life Technologies Corp.*	13,380
292	Lincare Holdings, Inc.*	6,152
872	McKesson Corp.	35,769
2,220	Medco Health Solutions, Inc.*	90,088
177	Mednax, Inc.*	5,239
4,921	Medtronic, Inc.	145,612
2,690	Merck & Co., Inc.	65,098
241	Millipore Corp.*	13,269
245	Mylan, Inc.*	3,045
34	Omnicare, Inc.	882
532	Patterson Cos., Inc.*	9,613
232	PerkinElmer, Inc.	2,988
341	Perrigo Co.	6,851
468	Pharmaceutical Product Development, Inc.	11,227
569	Quest Diagnostics, Inc.	26,077
339	Resmed, Inc.*	12,502
7,104	Schering-Plough Corp.	123,539
472	Sepracor, Inc.*	7,071
1,488	St. Jude Medical, Inc.*	49,342
1,348	Stryker Corp.	45,387
169	Techne Corp.	8,256
1,188	Tenet Healthcare Corp.*	1,319
623	Thermo Fisher Scientific, Inc.*	22,590
1,987	UnitedHealth Group, Inc.	39,045
550	Varian Medical Systems, Inc.*	16,781
370	VCA Antech, Inc.*	7,692
707	Vertex Pharmaceuticals, Inc.*	21,373
402	Warner Chilcott Ltd., Class A*	4,362
439	Waters Corp.*	15,462
226	Watson Pharmaceuticals, Inc.*	6,389
183	WellCare Health Plans, Inc.*	1,652
212	WellPoint, Inc.*	7,191
682	Zimmer Holdings, Inc.*	23,884
		2,733,949
	Industrials - 11.2%

3,086	3M Co.	140,290
397	Aecom Technology Corp.*	9,738
292	AGCO Corp.*	5,005
63	Alliant Techsystems, Inc.*	4,452
467	AMETEK, Inc.	12,357
614	AMR Corp.*	2,511
404	BE Aerospace, Inc.*	3,014
3,293	Boeing Co.	103,532
178	Brink’s Co. (The)	4,249
328	Bucyrus International, Inc.	4,074
1,233	Burlington Northern Santa Fe Corp.	72,463
29	Carlisle Cos., Inc.	575
2,695	Caterpillar, Inc.	66,324
747	CH Robinson Worldwide, Inc.	30,911
33	Con-way, Inc.	499
580	Cooper Industries Ltd., Class A	12,232
96	Copa Holdings S.A., Class A	2,537
277	Copart, Inc.*	7,485
149	Corporate Executive Board Co. (The)	2,235
485	Corrections Corp. of America*	5,151
528	Covanta Holding Corp.*	8,041
1,773	CSX Corp.	43,758
890	Cummins, Inc.	18,512
785	Danaher Corp.	39,847
1,888	Deere & Co.	51,901

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
647	Delta Air Lines, Inc.*	$3,254
341	Donaldson Co., Inc.	8,324
726	Dover Corp.	18,106
173	Dun & Bradstreet Corp.	12,797
326	Eaton Corp.	11,785
3,421	Emerson Electric Co.	91,512
302	Equifax, Inc.	6,493
935	Expeditors International of Washington, Inc.	25,759
566	Fastenal Co.	17,048
196	First Solar, Inc.*	20,725
114	Flowserve Corp.	5,754
777	Fluor Corp.	25,835
220	FTI Consulting, Inc.*	8,039
24	GATX Corp.	438
231	General Cable Corp.*	3,564
548	Goodrich Corp.	18,161
265	Graco, Inc.	4,500
369	Harsco Corp.	7,624
78	Hertz Global Holdings, Inc.*	246
3,249	Honeywell International, Inc.	87,171
107	Hubbell, Inc., Class B	2,816
321	IDEX Corp.	6,202
105	Illinois Tool Works, Inc.	2,919
240	Ingersoll-Rand Co., Ltd., Class A	3,403
784	Iron Mountain, Inc.*	14,567
603	ITT Corp.	22,522
357	J.B. Hunt Transport Services, Inc.	7,276
534	Jacobs Engineering Group, Inc.*	18,017
121	John Bean Technologies Corp.	1,172
447	Joy Global, Inc.	7,805
326	Kansas City Southern*	5,767
603	KBR, Inc.	7,598
71	Kennametal, Inc.	1,159
236	Kirby Corp.*	5,201
417	L-3 Communications Holdings, Inc.	28,210
231	Landstar System, Inc.	7,311
204	Lennox International, Inc.	5,284
128	Lincoln Electric Holdings, Inc.	3,933
1,441	Lockheed Martin Corp.	90,941
570	Manitowoc Co., Inc. (The)	2,337
26	Manpower, Inc.	725
992	McDermott International, Inc.*	11,696
524	Monster Worldwide, Inc.*	3,453
194	MSC Industrial Direct Co., Class A	5,934
476	Norfolk Southern Corp.	15,099
382	Northrop Grumman Corp.	14,272
228	Oshkosh Corp.	1,427
1,600	PACCAR, Inc.	40,112
537	Pall Corp.	12,764
735	Parker Hannifin Corp.	24,527
822	Pitney Bowes, Inc.	15,856
610	Precision Castparts Corp.	33,812
670	Quanta Services, Inc.*	11,792
673	Raytheon Co.	26,900
629	Republic Services, Inc.	12,517
626	Robert Half International, Inc.	9,622
643	Rockwell Automation, Inc.	12,924
704	Rockwell Collins, Inc.	21,965
392	Roper Industries, Inc.	16,209
83	Ryder System, Inc.	1,897
363	Shaw Group, Inc. (The)*	8,472
234	SPX Corp.	10,362
378	Stericycle, Inc.*	18,136
361	SunPower Corp., Class A*	10,068
1,092	Textron, Inc.	6,170
18	Timken Co.	219
156	Toro Co.	3,412
1,097	Tyco International Ltd.	21,995
2,264	Union Pacific Corp.	84,945
2,997	United Parcel Service, Inc., Class B	123,416
2,431	United Technologies Corp.	99,258
67	URS Corp.*	2,072
162	USG Corp.*	935
394	UTi Worldwide, Inc.	4,842
83	Valmont Industries, Inc.	3,615
611	Waste Management, Inc.	16,497
135	WESCO International, Inc.*	2,241
335	WW Grainger, Inc.	22,164
		2,005,590
	Information Technology - 28.4%

2,617	Accenture Ltd., Class A	76,390
2,600	Activision Blizzard, Inc.*	26,078
2,330	Adobe Systems, Inc.*	38,911
332	Advanced Micro Devices, Inc.*	724
109	Affiliated Computer Services, Inc., Class A*	5,083
1,599	Agilent Technologies, Inc.*	22,178
737	Akamai Technologies, Inc.*	13,332
295	Alliance Data Systems Corp.*	8,732
1,314	Altera Corp.	20,144
364	Amdocs Ltd.*	6,097
768	Amphenol Corp., Class A	19,523
1,271	Analog Devices, Inc.	23,691
371	ANSYS, Inc.*	7,483
3,863	Apple, Inc.*	345,005
5,931	Applied Materials, Inc.	54,624
37	Arrow Electronics, Inc.*	615
1,246	Atmel Corp.*	4,448
979	Autodesk, Inc.*	12,423
2,272	Automatic Data Processing, Inc.	77,589
289	Avnet, Inc.*	4,991
18	AVX Corp.	154
837	BMC Software, Inc.*	24,800
2,253	Broadcom Corp., Class A*	37,062
614	Broadridge Financial Solutions, Inc.	9,812
232	Brocade Communications Systems, Inc.*	645
795	CA, Inc.	13,475
381	Ciena Corp.*	2,046
25,883	Cisco Systems, Inc.*	377,115
804	Citrix Systems, Inc.*	16,546
1,266	Cognizant Technology Solutions Corp., Class A*	23,294
306	CommScope, Inc.*	2,733
634	Compuware Corp.*	3,747
6,901	Corning, Inc.	72,806
162	Cree, Inc.*	3,182
660	Cypress Semiconductor Corp.*	3,670
7,955	Dell, Inc.*	67,856
241	Diebold, Inc.	5,331
221	Dolby Laboratories, Inc., Class A*	6,199
145	DST Systems, Inc.*	4,266
4,862	eBay, Inc.*	52,850
13	EchoStar Corp., Class A*	213
1,395	Electronic Arts, Inc.*	22,752
6,322	EMC Corp.*	66,381
143	Equinix, Inc.*	6,637
359	F5 Networks, Inc.*	7,180
187	Factset Research Systems, Inc.	7,207
194	Fidelity National Information Services, Inc.	3,395
718	Fiserv, Inc.*	23,421

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
602	FLIR Systems, Inc.*	$12,287
253	Genpact Ltd.*	2,004
349	Global Payments, Inc.	10,707
1,038	Google, Inc., Class A*	350,834
590	Harris Corp.	21,995
427	Hewitt Associates, Inc., Class A*	12,596
10,802	Hewlett-Packard Co.	313,582
52	IAC/InterActiveCorp*	776
338	Integrated Device Technology, Inc.*	1,514
21,685	Intel Corp.	276,267
6,018	International Business Machines Corp.	553,837
70	International Rectifier Corp.*	878
185	Intersil Corp., Class A	1,870
1,407	Intuit, Inc.*	32,066
150	Itron, Inc.*	6,699
442	Jabil Circuit, Inc.	1,830
491	JDS Uniphase Corp.*	1,355
2,300	Juniper Networks, Inc.*	32,683
697	Kla-Tencor Corp.	12,023
501	Lam Research Corp.*	9,800
97	Lender Processing Services, Inc.	2,540
972	Linear Technology Corp.	21,190
2,117	LSI Corp.*	6,139
2,125	Marvell Technology Group Ltd.*	15,959
318	Mastercard, Inc., Class A	50,254
595	McAfee, Inc.*	16,630
998	MEMC Electronic Materials, Inc.*	14,980
393	Metavante Technologies, Inc.*	6,606
152	Mettler-Toledo International, Inc.*	8,103
810	Microchip Technology, Inc.	15,204
417	Micron Technology, Inc.*	1,343
35,176	Microsoft Corp.	568,092
168	Molex, Inc.	1,910
248	National Instruments Corp.	4,273
1,005	National Semiconductor Corp.	10,954
623	NCR Corp.*	4,934
1,505	NetApp, Inc.*	20,227
340	NeuStar, Inc., Class A*	5,267
694	Novell, Inc.*	2,193
132	Novellus Systems, Inc.*	1,683
859	Nuance Communications, Inc.*	7,611
2,431	Nvidia Corp.*	20,129
1,786	ON Semiconductor Corp.*	6,537
17,064	Oracle Corp.*	265,175
1,418	Paychex, Inc.	31,281
7,092	QUALCOMM, Inc.	237,086
458	Rambus, Inc.*	3,920
835	Red Hat, Inc.*	11,431
149	SAIC, Inc.*	2,818
461	Salesforce.com, Inc.*	12,908
194	SanDisk Corp.*	1,729
1,028	Seagate Technology	4,420
203	Silicon Laboratories, Inc.*	4,446
124	Sohu.com, Inc.*	6,126
31	Tech Data Corp.*	536
386	Teradata Corp.*	5,968
471	Teradyne, Inc.*	1,945
5,796	Texas Instruments, Inc.	83,173
716	Total System Services, Inc.	9,007
532	Trimble Navigation Ltd.*	7,501
860	Unisys Corp.*	310
325	Varian Semiconductor Equipment Associates, Inc.*	5,931
853	VeriSign, Inc.*	16,488
1,962	Visa, Inc., Class A	111,265
182	VMware, Inc., Class A*	3,778
34	WebMD Health Corp., Class A*	788
970	Western Digital Corp.*	13,250
3,242	Western Union Co. (The)	36,181
1,224	Xilinx, Inc.	21,640
6,038	Yahoo!, Inc.*	79,883
249	Zebra Technologies Corp., Class A*	4,375
		5,084,556
	Materials - 3.8%

923	Air Products & Chemicals, Inc.	42,689
363	Airgas, Inc.	11,177
491	AK Steel Holding Corp.	3,034
401	Albemarle Corp.	7,759
2,775	Alcoa, Inc.	17,288
443	Allegheny Technologies, Inc.	8,714
55	Aptargroup, Inc.	1,543
64	Ball Corp.	2,579
13	Carpenter Technology Corp.	178
547	Celanese Corp., Class A	4,671
114	Century Aluminum Co.*	253
212	CF Industries Holdings, Inc.	13,638
86	Chemtura Corp.	29
497	Cliffs Natural Resources, Inc.	7,669
703	Crown Holdings, Inc.*	14,819
170	Eagle Materials, Inc.	3,242
765	Ecolab, Inc.	24,312
127	FMC Corp.	5,135
146	Greif, Inc., Class A	4,490
77	Huntsman Corp.	203
353	International Flavors & Fragrances, Inc.	9,287
86	Intrepid Potash, Inc.*	1,930
168	Martin Marietta Materials, Inc.	12,862
2,405	Monsanto Co.	183,429
680	Mosaic Co. (The)	29,274
574	Nalco Holding Co.	6,526
2,097	Newmont Mining Corp.	87,298
295	Nucor Corp.	9,927
209	Owens-Illinois, Inc.*	3,223
106	Packaging Corp. of America	1,123
79	PPG Industries, Inc.	2,454
1,372	Praxair, Inc.	77,861
491	Rohm and Haas Co.	25,566
12	Schnitzer Steel Industries, Inc., Class A	344
149	Scotts Miracle-Gro Co. (The), Class A	4,162
282	Sigma-Aldrich Corp.	10,067
964	Southern Copper Corp.	13,216
194	Steel Dynamics, Inc.	1,620
448	Terra Industries, Inc.	11,554
69	Titanium Metals Corp.	403
488	United States Steel Corp.	9,599
10	Valhi, Inc.	125
		675,272
	Telecommunication Services - 0.8%

1,738	American Tower Corp., Class A*	50,611
263	Clearwire Corp., Class A*	847
256	Crown Castle International Corp.*	4,490
325	Embarq Corp.	11,365
315	Frontier Communications Corp.	2,268
20	Leap Wireless International, Inc.*	542
6,800	Level 3 Communications, Inc.*	5,440
1,067	MetroPCS Communications, Inc.*	15,471
734	NII Holdings, Inc.*	9,403
3,275	Qwest Communications International, Inc.	11,102
511	SBA Communications Corp., Class A*	10,619

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
194	Telephone & Data Systems, Inc.	$5,723
30	U.S. Cellular Corp.*	1,032
976	Windstream Corp.	7,281
		136,194
	Utilities - 1.8%

2,944	AES Corp. (The)*	18,547
736	Allegheny Energy, Inc.	17,399
1,551	Calpine Corp.*	8,732
910	Centerpoint Energy, Inc.	9,391
799	Constellation Energy Group, Inc.	15,789
38	DPL, Inc.	764
59	Energen Corp.	1,581
594	Entergy Corp.	40,030
573	EQT Corp.	17,620
1,437	Exelon Corp.	67,855
439	Mirant Corp.*	5,369
390	NRG Energy, Inc.*	7,371
271	NV Energy, Inc.	2,512
1,635	PPL Corp.	45,600
2,228	Public Service Enterprise Group, Inc.	60,802
288	Questar Corp.	8,303
		327,665
	Total Common Stocks (Cost $19,687,549)	16,954,387

Principal Amount
	Repurchase Agreements - 21.6%
$354,311	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $354,319(b)	354,311
283,448	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $283,461(c)	283,448
52,341	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $52,342(d)	52,341
56,690	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $56,691(e)	56,690
283,448	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $283,463(f)	283,448
283,448	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $283,454(g)	283,448
566,898	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $566,931(h)	566,898
141,724	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $141,727(i)	141,724
850,345	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $850,364(j)	850,345
141,724	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $141,726(k)	141,724
852,682	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $852,700(l)	852,682
	Total Repurchase Agreements (Cost $3,867,059)	3,867,059
	Total Investments (Cost $23,554,608) — 116.4%	20,821,446
	Liabilities in excess of other assets — (16.4)%	(2,928,911)
	Net Assets — 100.0%	$17,892,535

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $361,397. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $289,118. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $53,389. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $57,824. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $289,118. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $289,117. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $578,236. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $144,559. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $867,353. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $144,559. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $869,736. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10,763,779)
Net unrealized depreciation	$(10,763,779)
Federal income tax cost of investments	$31,585,225

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index	03/06/09	$4,390,535	$(545,974)

Equity Index Swap Agreement based on the Russell 1000® Growth Index	03/06/09	14,864,991	(2,710,751)

		$19,255,526	$(3,256,725)

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 91.2%
	Consumer Discretionary - 11.6%

374	American Eagle Outfitters, Inc.	$3,650
268	AnnTaylor Stores Corp.*	1,763
101	Ascent Media Corp., Class A*	2,368
522	Autoliv, Inc.	7,767
826	AutoNation, Inc.*	8,243
260	Barnes & Noble, Inc.	4,664
329	Bed Bath & Beyond, Inc.*	7,008
439	Black & Decker Corp.	10,391
106	BorgWarner, Inc.	1,829
359	Boyd Gaming Corp.	1,526
1,593	Cablevision Systems Corp., Class A	20,693
643	Career Education Corp.*	15,863
4,237	CBS Corp., Class B	18,092
887	Centex Corp.	5,508
143	Choice Hotels International, Inc.	3,541
64	Clear Channel Outdoor Holdings, Inc., Class A*	208
2,269	D.R. Horton, Inc.	19,173
2,020	Discovery Communications, Inc., Class C*	29,654
208	E.W. Scripps Co. (The), Class A	237
1,929	Eastman Kodak Co.	6,154
1,491	Expedia, Inc.*	11,883
925	Family Dollar Stores, Inc.	25,382
163	Federal Mogul Corp.*	1,055
1,112	Foot Locker, Inc.	9,241
16,596	Ford Motor Co.*	33,192
1,104	Fortune Brands, Inc.	26,220
1,643	Gannett Co., Inc.	5,323
1,770	Gap, Inc. (The)	19,098
3,776	General Motors Corp.	8,496
1,177	Genuine Parts Co.	33,121
617	Goodyear Tire & Rubber Co. (The)*	2,739
190	Harley-Davidson, Inc.	1,919
106	Harman International Industries, Inc.	1,126
514	Hasbro, Inc.	11,765
164	Hearst-Argyle Television, Inc.	280
231	HSN, Inc.*	986
233	International Speedway Corp., Class A	4,504
488	Interpublic Group of Cos., Inc.*	1,859
231	Interval Leisure Group, Inc.*	924
1,594	J.C. Penney Co., Inc.	24,436
488	Jarden Corp.*	4,953
622	Jones Apparel Group, Inc.	1,673
543	KB Home	4,833
528	Kohl’s Corp.*	18,554
1,128	Leggett & Platt, Inc.	12,893
979	Lennar Corp., Class A	6,540
1,035	Liberty Global, Inc., Class A*	12,699
701	Liberty Media Corp. - Capital, Class A*	3,603
4,266	Liberty Media Corp. - Interactive, Class A*	13,822
669	Limited Brands, Inc.	5,145
681	Liz Claiborne, Inc.	1,900
3,027	Macy’s, Inc.	23,822
2,600	Mattel, Inc.	30,784
1,159	McGraw-Hill Cos., Inc. (The)	22,867
246	MDC Holdings, Inc.	6,207
283	Meredith Corp.	3,637
53	MGM Mirage*	186
401	Mohawk Industries, Inc.*	9,059
1,033	New York Times Co. (The), Class A	4,266
1,989	Newell Rubbermaid, Inc.	11,238
27	NVR, Inc.*	8,985
1,962	Office Depot, Inc.*	2,060
545	OfficeMax, Inc.	2,082
614	O’Reilly Automotive, Inc.*	20,483
48	Orient-Express Hotels Ltd., Class A	190
293	Penske Auto Group, Inc.	1,658
46	Phillips-Van Heusen Corp.	762
1,170	Pulte Homes, Inc.	10,741
943	RadioShack Corp.	6,912
573	Regal Entertainment Group, Class A	5,868
991	Royal Caribbean Cruises Ltd.	5,946
1,037	Saks, Inc.*	2,520
624	Scripps Networks Interactive, Inc., Class A	12,424
397	Sears Holdings Corp.*	14,594
1,876	Service Corp. International	6,341
613	Signet Jewelers Ltd.	4,536
414	Snap-On, Inc.	9,766
563	Stanley Works (The)	15,066
180	Thor Industries, Inc.	1,928
231	Ticketmaster Entertainment, Inc.*	1,130
936	Toll Brothers, Inc.*	14,836
361	TRW Automotive Holdings Corp.*	906
627	VF Corp.	32,541
2,112	Virgin Media, Inc.	10,095
300	Warner Music Group Corp.*	522
44	Washington Post Co. (The), Class B	15,862
39	Weight Watchers International, Inc.	706
540	Whirlpool Corp.	12,004
577	Williams-Sonoma, Inc.	5,037
1,271	Wyndham Worldwide Corp.	4,690
		821,753
	Consumer Staples - 8.7%

548	Alberto-Culver Co.	12,133
429	BJ’s Wholesale Club, Inc.*	12,819
195	Brown-Forman Corp., Class B	8,381
873	Bunge Ltd.	40,926
744	Campbell Soup Co.	19,917
684	Clorox Co.	33,242
2,287	Coca-Cola Enterprises, Inc.	26,255
3,255	ConAgra Foods, Inc.	49,085
1,329	Constellation Brands, Inc., Class A*	17,343
533	Corn Products International, Inc.	10,751
217	Dean Foods Co.*	4,438
1,417	Del Monte Foods Co.	10,132
1,821	Dr Pepper Snapple Group, Inc.*	25,585
1,008	H. J. Heinz Co.	32,931
548	Hershey Co. (The)	18,462
511	Hormel Foods Corp.	16,265
685	J. M. Smucker Co. (The)	25,427
595	Lorillard, Inc.	34,772
506	McCormick & Co., Inc. (Non-Voting)	15,863
830	Molson Coors Brewing Co., Class B	29,241
194	NBTY, Inc.*	2,885
986	Pepsi Bottling Group, Inc.	18,241
417	PepsiAmericas, Inc.	6,926
3,652	Rite Aid Corp.*	1,023
3,147	Safeway, Inc.	58,220
5,074	Sara Lee Corp.	39,121
838	Smithfield Foods, Inc.*	6,578
1,525	SUPERVALU, Inc.	23,805
1,880	Tyson Foods, Inc., Class A	15,848
		616,615
	Energy - 5.1%

2,111	BJ Services Co.	20,413
405	Cabot Oil & Gas Corp.	8,250

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
595	Cimarex Energy Co.	$11,692
3,966	El Paso Corp.	26,770
286	Encore Acquisition Co.*	5,743
69	ENSCO International, Inc.	1,696
472	Exterran Holdings, Inc.*	8,543
698	Forest Oil Corp.*	9,898
300	Global Industries Ltd.*	948
602	Helix Energy Solutions Group, Inc.*	1,872
750	Helmerich & Payne, Inc.	17,745
638	Hercules Offshore, Inc.*	919
750	Key Energy Services, Inc.*	2,003
170	Mariner Energy, Inc.*	1,572
1,737	Nabors Industries Ltd.*	16,866
947	Newfield Exploration Co.*	18,306
1,158	Noble Energy, Inc.	52,735
120	Oil States International, Inc.*	1,598
162	Overseas Shipholding Group, Inc.	4,167
424	Patterson-UTI Energy, Inc.	3,642
103	PetroHawk Energy Corp.*	1,753
859	Pioneer Natural Resources Co.	12,533
68	Plains Exploration & Production Co.*	1,302
341	Pride International, Inc.*	5,879
526	Rowan Cos., Inc.	6,370
132	SEACOR Holdings, Inc.*	7,908
801	Southern Union Co.	10,741
4,547	Spectra Energy Corp.	59,111
259	St. Mary Land & Exploration Co.	3,517
341	Sunoco, Inc.	11,406
303	Teekay Corp.	4,784
702	Tesoro Corp.	10,362
356	Tidewater, Inc.	12,574
80	Unit Corp.*	1,710
		365,328
	Financials - 25.1%

230	Alexandria Real Estate Equities, Inc. (REIT)	9,191
37	Alleghany Corp.*	9,717
1,284	Allied Capital Corp.	1,374
351	Allied World Assurance Co. Holdings Ltd.	13,482
704	AMB Property Corp. (REIT)	8,385
1,458	American Capital Ltd.	1,968
565	American Financial Group, Inc./OH	8,791
113	American National Insurance Co.	4,781
944	AmeriCredit Corp.*	3,634
1,596	Ameriprise Financial, Inc.	25,440
3,863	Annaly Capital Management, Inc. (REIT)	53,696
1,995	AON Corp.	76,289
445	Apartment Investment & Management Co., Class A (REIT)	2,323
330	Arch Capital Group Ltd.*	17,820
667	Arthur J. Gallagher & Co.	10,585
915	Associated Banc-Corp	13,231
849	Assurant, Inc.	17,320
605	Astoria Financial Corp.	4,326
553	AvalonBay Communities, Inc. (REIT)	23,458
751	Axis Capital Holdings Ltd.	16,807
592	BancorpSouth, Inc.	11,029
344	Bank of Hawaii Corp.	11,022
160	BOK Financial Corp.	4,816
860	Boston Properties, Inc. (REIT)	31,897
629	Brandywine Realty Trust (REIT)	2,969
346	BRE Properties, Inc. (REIT)	6,546
633	Brown & Brown, Inc.	10,679
140	Camden Property Trust (REIT)	2,631
1,397	CapitalSource, Inc.	2,612
101	Capitol Federal Financial	3,740
1,013	CB Richard Ellis Group, Inc., Class A*	2,928
476	CBL & Associates Properties, Inc. (REIT)	1,476
1,047	Cincinnati Financial Corp.	21,505
2,793	CIT Group, Inc.	6,843
288	City National Corp./CA	9,239
197	CNA Financial Corp.	1,568
1,081	Comerica, Inc.	16,226
445	Commerce Bancshares, Inc./MO	15,455
1,327	Conseco, Inc.*	1,606
422	Cullen/Frost Bankers, Inc.	18,163
924	Developers Diversified Realty Corp. (REIT)	2,726
174	Digital Realty Trust, Inc. (REIT)	5,201
3,444	Discover Financial Services	19,734
871	Douglas Emmett, Inc. (REIT)	6,550
1,054	Duke Realty Corp. (REIT)	7,273
2,696	E*Trade Financial Corp.*	2,157
356	Endurance Specialty Holdings Ltd.	7,964
1,943	Equity Residential (REIT)	34,197
211	Erie Indemnity Co., Class A	6,338
144	Essex Property Trust, Inc. (REIT)	7,834
445	Everest Re Group Ltd.	28,983
298	Federal Realty Investment Trust (REIT)	12,257
1,537	Fidelity National Financial, Inc., Class A	25,468
3,610	Fifth Third Bancorp	7,617
665	First American Corp.	15,408
43	First Citizens BancShares, Inc./NC, Class A	4,601
1,476	First Horizon National Corp.	13,535
1,250	Fulton Financial Corp.	7,775
897	General Growth Properties, Inc. (REIT)	529
3,110	Genworth Financial, Inc., Class A	3,763
369	Hanover Insurance Group, Inc. (The)	12,978
828	HCC Insurance Holdings, Inc.	18,175
1,595	HCP, Inc. (REIT)	29,141
693	Health Care REIT, Inc. (REIT)	21,324
675	Hospitality Properties Trust (REIT)	7,695
3,752	Host Hotels & Resorts, Inc. (REIT)	13,882
1,620	HRPT Properties Trust (REIT)	5,233
2,435	Hudson City Bancorp, Inc.	25,251
2,631	Huntington Bancshares, Inc./OH	3,841
2,434	Invesco Ltd.	27,821
27	Investment Technology Group, Inc.*	526
966	iStar Financial, Inc. (REIT)	1,352
82	Janus Capital Group, Inc.	362
904	Jefferies Group, Inc.	8,941
248	Jones Lang LaSalle, Inc.	4,940
3,536	KeyCorp	24,787
214	Kilroy Realty Corp. (REIT)	3,982
1,655	Kimco Realty Corp. (REIT)	14,647
1,000	Legg Mason, Inc.	12,830
1,276	Leucadia National Corp.*	18,668
705	Liberty Property Trust (REIT)	12,880
1,863	Lincoln National Corp.	16,003
472	M&T Bank Corp.	17,275
472	Mack-Cali Realty Corp. (REIT)	8,062
71	Markel Corp.*	18,872
3,675	Marsh & McLennan Cos., Inc.	65,893
1,862	Marshall & Ilsley Corp.	8,528
1,536	MBIA, Inc.*	4,209
191	Mercury General Corp.	5,149
377	MF Global Ltd.*	1,636

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
899	MGIC Investment Corp.	$2,050
1,415	Moody’s Corp.	25,399
442	NASDAQ OMX Group, Inc. (The)*	9,238
667	Nationwide Health Properties, Inc. (REIT)	13,513
2,463	New York Community Bancorp, Inc.	24,261
153	Northern Trust Corp.	8,499
1,656	Old Republic International Corp.	15,036
174	OneBeacon Insurance Group Ltd.	1,938
390	PartnerRe Ltd.	24,141
2,486	People’s United Financial, Inc.	43,281
829	Plum Creek Timber Co., Inc. (REIT)	21,745
2,019	Popular, Inc.	4,543
1,860	Principal Financial Group, Inc.	14,861
4,867	Progressive Corp. (The)*	56,311
1,883	ProLogis (REIT)	10,903
502	Protective Life Corp.	1,898
909	Public Storage (REIT)	50,431
687	Raymond James Financial, Inc.	9,590
494	Rayonier, Inc. (REIT)	13,140
502	Regency Centers Corp. (REIT)	13,544
4,992	Regions Financial Corp.	17,073
493	Reinsurance Group of America, Inc.	13,410
440	RenaissanceRe Holdings Ltd.	19,813
419	SL Green Realty Corp. (REIT)	4,869
382	SLM Corp.*	1,757
106	St. Joe Co. (The)*	1,949
352	StanCorp Financial Group, Inc.	6,332
28	Student Loan Corp. (The)	1,056
2,018	Synovus Financial Corp.	7,023
909	TCF Financial Corp.	11,144
610	TFS Financial Corp.	7,125
611	Torchmark Corp.	12,587
147	Transatlantic Holdings, Inc.	4,420
38	Tree.com, Inc.*	172
1,069	UDR, Inc. (REIT)	8,456
296	Unitrin, Inc.	3,191
2,488	Unum Group	25,328
961	Valley National Bancorp	10,984
778	Ventas, Inc. (REIT)	16,781
978	Vornado Realty Trust (REIT)	32,010
978	W. R. Berkley Corp.	20,352
631	Washington Federal, Inc.	7,187
377	Webster Financial Corp.	1,463
534	Weingarten Realty Investors (REIT)	6,029
10	Wesco Financial Corp.	2,442
64	White Mountains Insurance Group Ltd.	12,673
484	Whitney Holding Corp./LA	5,348
483	Wilmington Trust Corp.	4,347
2,377	XL Capital Ltd., Class A	7,868
828	Zions Bancorporation	7,758
		1,785,630
	Health Care - 5.1%

961	AmerisourceBergen Corp.	30,521
87	Beckman Coulter, Inc.	3,901
259	Brookdale Senior Living, Inc.	945
267	Charles River Laboratories International, Inc.*	6,622
1,737	CIGNA Corp.	27,375
536	Community Health Systems, Inc.*	8,769
323	Cooper Cos., Inc. (The)	7,103
867	Coventry Health Care, Inc.*	9,988
126	DaVita, Inc.*	5,912
80	Endo Pharmaceuticals Holdings, Inc.*	1,518
1,999	Forest Laboratories, Inc.*	42,859
591	Health Management Associates, Inc., Class A*	1,271
729	Health Net, Inc.*	9,623
47	Henry Schein, Inc.*	1,724
387	Hill-Rom Holdings, Inc.	3,800
519	HLTH Corp.*	5,667
919	Hologic, Inc.*	10,403
978	Hospira, Inc.*	22,690
525	Humana, Inc.*	12,427
1,019	IMS Health, Inc.	12,758
275	Inverness Medical Innovations, Inc.*	6,179
1,772	King Pharmaceuticals, Inc.*	13,006
442	Life Technologies Corp.*	12,884
389	LifePoint Hospitals, Inc.*	8,177
47	Lincare Holdings, Inc.*	990
49	Mednax, Inc.*	1,450
1,785	Mylan, Inc.*	22,188
710	Omnicare, Inc.	18,410
470	PerkinElmer, Inc.	6,054
203	Quest Diagnostics, Inc.	9,304
285	Teleflex, Inc.	13,538
1,494	Tenet Healthcare Corp.*	1,658
339	Universal Health Services, Inc., Class B	12,485
380	Watson Pharmaceuticals, Inc.*	10,743
		362,942
	Industrials - 6.3%

76	Aecom Technology Corp.*	1,864
181	AGCO Corp.*	3,102
297	Alexander & Baldwin, Inc.	5,581
134	Alliant Techsystems, Inc.*	9,468
995	AMR Corp.*	4,070
145	Armstrong World Industries, Inc.	1,853
765	Avery Dennison Corp.	15,415
726	Avis Budget Group, Inc.*	290
50	BE Aerospace, Inc.*	373
391	Carlisle Cos., Inc.	7,750
946	Cintas Corp.	19,194
887	Continental Airlines, Inc., Class B*	8,888
274	Con-way, Inc.	4,140
299	Cooper Industries Ltd., Class A	6,306
57	Copa Holdings S.A., Class A	1,507
102	Corrections Corp. of America*	1,083
364	Crane Co.	5,489
3,235	Delta Air Lines, Inc.*	16,272
170	Dover Corp.	4,240
117	Dun & Bradstreet Corp.	8,654
648	Eaton Corp.	23,425
435	Equifax, Inc.	9,352
226	Flowserve Corp.	11,406
377	Gardner Denver, Inc.*	7,133
310	GATX Corp.	5,664
2,191	Hertz Global Holdings, Inc.*	6,924
227	Hubbell, Inc., Class B	5,975
66	IDEX Corp.	1,275
1,857	Ingersoll-Rand Co., Ltd., Class A	26,332
316	ITT Corp.	11,803
118	Kansas City Southern*	2,087
231	KBR, Inc.	2,911
435	Kennametal, Inc.	7,099
198	L-3 Communications Holdings, Inc.	13,395
98	Lincoln Electric Holdings, Inc.	3,012
527	Manpower, Inc.	14,693
2,599	Masco Corp.	13,385
162	Oshkosh Corp.	1,014
548	Owens Corning*	4,576

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
712	Pentair, Inc.	$14,859
143	Pitney Bowes, Inc.	2,758
313	Quanta Services, Inc.*	5,509
1,525	R.R. Donnelley & Sons Co.	11,880
1,312	Republic Services, Inc.	26,109
277	Ryder System, Inc.	6,332
5,257	Southwest Airlines Co.	30,964
752	Spirit Aerosystems Holdings, Inc., Class A*	7,460
445	Steelcase, Inc., Class A	1,793
682	Terex Corp.*	6,083
383	Thomas & Betts Corp.*	8,775
563	Timken Co.	6,857
582	Trinity Industries, Inc.	4,295
426	United Rentals, Inc.*	1,725
497	URS Corp.*	15,367
217	USG Corp.*	1,252
69	UTi Worldwide, Inc.	848
81	WESCO International, Inc.*	1,345
		451,211
	Information Technology - 6.6%

693	ADC Telecommunications, Inc.*	1,968
3,813	Advanced Micro Devices, Inc.*	8,312
466	Affiliated Computer Services, Inc., Class A*	21,730
815	Amdocs Ltd.*	13,651
822	Arrow Electronics, Inc.*	13,670
1,159	Atmel Corp.*	4,138
607	Avnet, Inc.*	10,483
326	AVX Corp.	2,791
2,321	Brocade Communications Systems, Inc.*	6,452
1,487	CA, Inc.	25,205
1,853	Cadence Design Systems, Inc.*	7,783
1,086	Computer Sciences Corp.*	37,728
731	Compuware Corp.*	4,320
888	Convergys Corp.*	5,728
378	Cree, Inc.*	7,424
78	Diebold, Inc.	1,725
55	DST Systems, Inc.*	1,618
279	EchoStar Corp., Class A*	4,570
895	Fairchild Semiconductor International, Inc.*	3,132
1,084	Fidelity National Information Services, Inc.	18,970
23	Genpact Ltd.*	182
577	IAC/InterActiveCorp*	8,615
1,208	Ingram Micro, Inc., Class A*	13,155
677	Integrated Device Technology, Inc.*	3,033
406	International Rectifier Corp.*	5,095
586	Intersil Corp., Class A	5,924
778	Jabil Circuit, Inc.	3,221
698	JDS Uniphase Corp.*	1,926
78	Kla-Tencor Corp.	1,345
76	Lam Research Corp.*	1,487
542	Lender Processing Services, Inc.	14,195
563	Lexmark International, Inc., Class A*	9,650
1,108	LSI Corp.*	3,213
111	McAfee, Inc.*	3,102
4,783	Micron Technology, Inc.*	15,401
698	Molex, Inc.	7,936
112	NCR Corp.*	887
1,391	Novell, Inc.*	4,396
501	Novellus Systems, Inc.*	6,388
871	QLogic Corp.*	8,031
1,212	SAIC, Inc.*	22,919
1,297	SanDisk Corp.*	11,556
1,797	Seagate Technology	7,727
5,306	Sun Microsystems, Inc.*	24,832
1,018	Synopsys, Inc.*	18,965
308	Tech Data Corp.*	5,325
2,855	Tellabs, Inc.*	10,849
658	Teradata Corp.*	10,173
460	Teradyne, Inc.*	1,900
1,149	Unisys Corp.*	414
1,339	Vishay Intertechnology, Inc.*	3,414
6,460	Xerox Corp.	33,463
29	Zebra Technologies Corp., Class A*	510
		470,627
	Materials - 5.5%

398	Aptargroup, Inc.	11,168
528	Ashland, Inc.	3,120
597	Ball Corp.	24,053
716	Bemis Co., Inc.	13,296
463	Cabot Corp.	4,852
298	Carpenter Technology Corp.	4,083
134	Celanese Corp., Class A	1,144
190	Century Aluminum Co.*	422
1,599	Chemtura Corp.	544
820	Commercial Metals Co.	8,372
342	Cytec Industries, Inc.	5,267
3,527	Domtar Corp.*	2,786
34	Eagle Materials, Inc.	648
548	Eastman Chemical Co.	11,256
330	FMC Corp.	13,342
1,040	Huntsman Corp.	2,746
3,072	International Paper Co.	17,480
108	Intrepid Potash, Inc.*	2,424
489	Lubrizol Corp.	13,443
22	Martin Marietta Materials, Inc.	1,684
1,248	MeadWestvaco Corp.	11,656
74	Nalco Holding Co.	841
855	Owens-Illinois, Inc.*	13,184
572	Packaging Corp. of America	6,058
940	Pactiv Corp.*	14,880
1,049	PPG Industries, Inc.	32,582
450	Reliance Steel & Aluminum Co.	10,706
148	Rohm and Haas Co.	7,706
927	RPM International, Inc.	10,049
135	Schnitzer Steel Industries, Inc., Class A	3,866
66	Scotts Miracle-Gro Co. (The), Class A	1,843
1,151	Sealed Air Corp.	12,845
415	Sigma-Aldrich Corp.	14,816
715	Sonoco Products Co.	13,778
849	Steel Dynamics, Inc.	7,089
763	Temple-Inland, Inc.	3,624
502	Titanium Metals Corp.	2,932
26	Valhi, Inc.	325
720	Valspar Corp.	12,024
786	Vulcan Materials Co.	32,548
1,518	Weyerhaeuser Co.	36,675
		392,157
	Telecommunication Services - 1.9%

719	CenturyTel, Inc.	18,931
52	Clearwire Corp., Class A*	168
1,609	Crown Castle International Corp.*	28,222
527	Embarq Corp.	18,429
1,812	Frontier Communications Corp.	13,046
345	Leap Wireless International, Inc.*	9,353
5,435	Qwest Communications International, Inc.	18,425

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
430	Telephone & Data Systems, Inc.	$12,685
70	U.S. Cellular Corp.*	2,408
1,613	Windstream Corp.	12,033
		133,700
	Utilities - 15.3%

550	AGL Resources, Inc.	15,257
793	Alliant Energy Corp.	18,342
1,505	Ameren Corp.	35,789
2,885	American Electric Power Co., Inc.	80,924
454	American Water Works Co., Inc.	8,422
960	Aqua America, Inc.	17,664
648	Atmos Energy Corp.	14,146
866	Centerpoint Energy, Inc.	8,937
1,619	CMS Energy Corp.	17,906
1,959	Consolidated Edison, Inc.	70,935
122	Constellation Energy Group, Inc.	2,411
753	DPL, Inc.	15,135
1,172	DTE Energy Co.	31,374
3,557	Dynegy, Inc., Class A*	4,624
2,341	Edison International	63,722
418	Energen Corp.	11,202
852	Great Plains Energy, Inc.	11,536
648	Hawaiian Electric Industries, Inc.	8,988
549	Integrys Energy Group, Inc.	13,204
1,314	MDU Resources Group, Inc.	19,894
405	Mirant Corp.*	4,953
584	National Fuel Gas Co.	17,701
1,970	NiSource, Inc.	17,238
1,117	Northeast Utilities	24,474
1,056	NRG Energy, Inc.*	19,958
767	NSTAR	24,674
1,237	NV Energy, Inc.	11,467
661	OGE Energy Corp.	14,489
749	Oneok, Inc.	16,733
1,447	Pepco Holdings, Inc.	21,705
2,567	PG&E Corp.	98,111
723	Pinnacle West Capital Corp.	18,986
1,877	Progress Energy, Inc.	66,483
773	Questar Corp.	22,286
2,486	Reliant Energy, Inc.*	8,602
838	SCANA Corp.	25,249
1,799	Sempra Energy	74,784
1,514	TECO Energy, Inc.	14,519
768	UGI Corp.	18,424
582	Vectren Corp.	12,141
840	Wisconsin Energy Corp.	33,449
3,095	Xcel Energy, Inc.	54,905
		1,091,743
	Total Common Stocks (Cost $8,154,528)	6,491,706

Principal Amount
	Repurchase Agreements — 28.7%
$187,222	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $187,226(b)	187,222
149,778	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $149,785(c)	149,778
27,658	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $27,659(d)	27,658
29,956	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $29,957(e)	29,956
149,778	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $149,786(f)	149,778
149,778	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $149,781(g)	149,778
299,555	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $299,572(h)	299,555
74,889	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $74,891(i)	74,889
449,333	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $449,343(j)	449,333
74,889	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $74,890(k)	74,889
450,565	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $450,575(l)	450,565
	Total Repurchase Agreements (Cost $2,043,401)	2,043,401
	Total Investments (Cost $10,197,929) — 119.9%	8,535,107
	Liabilities in excess of other assets — (19.9)%	(1,415,730)
	Net Assets — 100.0%	$7,119,377

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $190,966. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $152,774. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $28,212. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $30,555. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $152,774. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $152,774. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $305,547. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $76,387. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $458,320. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $76,387. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $459,579. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,290,003)
Net unrealized depreciation	$(5,290,003)
Federal income tax cost of investments	$13,825,110

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell Midcap® Value Index	03/06/09	$3,605,740	$(597,798)

Equity Index Swap Agreement based on the Russell Midcap® Value Index	03/06/09	4,358,370	(832,368)

		$7,964,110	$(1,430,166)

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 93.9%
	Consumer Discretionary - 17.4%

736	Abercrombie & Fitch Co., Class A	$16,185
811	Advance Auto Parts, Inc.	31,021
1,029	American Eagle Outfitters, Inc.	10,043
185	AnnTaylor Stores Corp.*	1,217
1,084	Apollo Group, Inc., Class A*	78,590
330	AutoZone, Inc.*	46,936
1,813	Bed Bath & Beyond, Inc.*	38,617
692	Big Lots, Inc.*	10,733
862	BorgWarner, Inc.	14,869
59	Boyd Gaming Corp.	251
862	Brinker International, Inc.	9,482
345	Brink’s Home Security Holdings, Inc.*	7,235
682	Burger King Holdings, Inc.	14,656
1,861	Carmax, Inc.*	17,549
306	Central European Media Enterprises Ltd., Class A*	1,946
281	Chipotle Mexican Grill, Inc., Class A*	15,351
89	Choice Hotels International, Inc.	2,204
269	Clear Channel Outdoor Holdings, Inc., Class A*	874
2,732	Coach, Inc.*	38,193
448	CTC Media, Inc.*	1,541
1,192	Darden Restaurants, Inc.	32,351
521	DeVry, Inc.	27,066
719	Dick’s Sporting Goods, Inc.*	8,880
1,735	DISH Network Corp., Class A*	19,519
766	Dollar Tree, Inc.*	29,736
680	DreamWorks Animation SKG, Inc., Class A*	13,117
93	Family Dollar Stores, Inc.	2,552
1,389	GameStop Corp., Class A*	37,392
2,046	Gap, Inc. (The)	22,076
1,024	Garmin Ltd.	17,531
1,215	Gentex Corp.	9,720
1,316	Goodyear Tire & Rubber Co. (The)*	5,843
513	Guess?, Inc.	8,244
2,769	H&R Block, Inc.	52,888
800	Hanesbrands, Inc.*	5,600
1,787	Harley-Davidson, Inc.	18,049
369	Harman International Industries, Inc.	3,919
439	Hasbro, Inc.	10,049
531	Hillenbrand, Inc.	8,905
40	HSN, Inc.*	171
2,634	International Game Technology	23,232
3,437	Interpublic Group of Cos., Inc.*	13,095
40	Interval Leisure Group, Inc.*	160
330	ITT Educational Services, Inc.*	37,455
343	John Wiley & Sons, Inc., Class A	10,767
2,003	Kohl’s Corp.*	70,385
655	Lamar Advertising Co., Class A*	4,533
1,118	Liberty Global, Inc., Class A*	13,718
4,396	Liberty Media Corp. - Entertainment, Class A*	76,139
1,499	Limited Brands, Inc.	11,527
1,153	LKQ Corp.*	15,565
2,515	Marriott International, Inc., Class A	35,612
1,361	McGraw-Hill Cos., Inc. (The)	26,853
993	MGM Mirage*	3,475
137	Morningstar, Inc.*	3,822
1,548	Nordstrom, Inc.	20,852
3	NVR, Inc.*	998
416	O’Reilly Automotive, Inc.*	13,878
350	Orient-Express Hotels Ltd., Class A	1,386
226	Panera Bread Co., Class A*	9,953
567	Penn National Gaming, Inc.*	10,824
1,083	PetSmart, Inc.	21,703
383	Phillips-Van Heusen Corp.	6,346
477	Polo Ralph Lauren Corp.	16,442
345	priceline.com, Inc.*	29,277
421	Pulte Homes, Inc.	3,865
1,134	Ross Stores, Inc.	33,476
549	Scientific Games Corp., Class A*	5,808
856	Sherwin-Williams Co. (The)	39,333
32,276	Sirius XM Radio, Inc.*	5,164
6,194	Starbucks Corp.*	56,675
1,589	Starwood Hotels & Resorts Worldwide, Inc.	18,415
121	Strayer Education, Inc.	20,540
89	Thor Industries, Inc.	953
40	Ticketmaster Entertainment, Inc.*	196
1,073	Tiffany & Co.	20,430
1,572	Tim Hortons, Inc.	37,099
3,614	TJX Cos., Inc.	80,484
966	Urban Outfitters, Inc.*	16,074
558	WABCO Holdings, Inc.	5,647
120	Warner Music Group Corp.*	209
261	Weight Watchers International, Inc.	4,724
122	Williams-Sonoma, Inc.	1,065
486	Wynn Resorts Ltd.*	10,182
4,031	Yum! Brands, Inc.	105,935
		1,635,372
	Consumer Staples - 4.4%

96	Alberto-Culver Co.	2,125
3,631	Avon Products, Inc.	63,869
516	Bare Escentuals, Inc.*	1,631
654	Brown-Forman Corp., Class B	28,109
877	Campbell Soup Co.	23,477
347	Central European Distribution Corp.*	2,315
596	Church & Dwight Co., Inc.	29,156
362	Clorox Co.	17,593
899	Dean Foods Co.*	18,385
489	Energizer Holdings, Inc.*	20,631
833	Estee Lauder Cos., Inc. (The), Class A	18,867
1,488	H. J. Heinz Co.	48,613
616	Hansen Natural Corp.*	20,500
554	Herbalife Ltd.	7,557
659	Hershey Co. (The)	22,202
199	J. M. Smucker Co. (The)	7,387
775	Lorillard, Inc.	45,291
358	McCormick & Co., Inc. (Non-Voting)	11,223
223	NBTY, Inc.*	3,316
278	Tyson Foods, Inc., Class A	2,344
1,193	Whole Foods Market, Inc.	14,495
		409,086
	Energy - 8.8%

598	Alpha Natural Resources, Inc.*	11,003
1,226	Arch Coal, Inc.	17,041
476	Atwood Oceanics, Inc.*	7,273
399	Cabot Oil & Gas Corp.	8,128
1,844	Cameron International Corp.*	35,552
235	CNX Gas Corp.*	5,125
1,555	CONSOL Energy, Inc.	42,374
253	Continental Resources, Inc.*	4,020
2,093	Denbury Resources, Inc.*	26,958
585	Diamond Offshore Drilling, Inc.	36,645
732	Dresser-Rand Group, Inc.*	15,379
1,279	El Paso Corp.	8,633
114	Encore Acquisition Co.*	2,289
1,146	ENSCO International, Inc.	28,169
1,090	FMC Technologies, Inc.*	28,874

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
386	Foundation Coal Holdings, Inc.	$6,207
884	Frontier Oil Corp.	12,067
414	Frontline Ltd.	8,400
626	Global Industries Ltd.*	1,978
67	Helix Energy Solutions Group, Inc.*	208
363	Holly Corp.	8,462
368	IHS, Inc., Class A*	14,989
178	Key Energy Services, Inc.*	475
545	Mariner Energy, Inc.*	5,041
724	Massey Energy Co.	8,362
1,617	Murphy Oil Corp.	67,607
338	Nabors Industries Ltd.*	3,282
2,287	Noble Corp.	56,237
94	Noble Energy, Inc.	4,281
469	Oceaneering International, Inc.*	14,900
279	Oil States International, Inc.*	3,716
658	Patriot Coal Corp.*	2,402
812	Patterson-UTI Energy, Inc.	6,975
2,014	PetroHawk Energy Corp.*	34,278
834	Plains Exploration & Production Co.*	15,963
1,024	Pride International, Inc.*	17,654
927	Quicksilver Resources, Inc.*	5,562
1,313	Range Resources Corp.	46,704
335	Rowan Cos., Inc.	4,057
886	SandRidge Energy, Inc.*	5,989
21	SEACOR Holdings, Inc.*	1,258
1,836	Smith International, Inc.	39,437
2,910	Southwestern Energy Co.*	83,721
216	St. Mary Land & Exploration Co.	2,933
591	Sunoco, Inc.	19,769
687	Superior Energy Services, Inc.*	9,062
341	Tesoro Corp.	5,033
635	Tetra Technologies, Inc.*	1,816
23	Tidewater, Inc.	812
306	Unit Corp.*	6,539
257	W&T Offshore, Inc.	2,069
474	Walter Industries, Inc.	8,613
430	Whiting Petroleum Corp.*	10,019
		824,340
	Financials - 4.9%

348	Affiliated Managers Group, Inc.*	12,521
237	Apartment Investment & Management Co., Class A (REIT)	1,237
270	Axis Capital Holdings Ltd.	6,043
234	Brown & Brown, Inc.	3,948
286	Camden Property Trust (REIT)	5,374
67	Capitol Federal Financial	2,481
641	CB Richard Ellis Group, Inc., Class A*	1,852
439	Digital Realty Trust, Inc. (REIT)	13,122
687	E*Trade Financial Corp.*	550
872	Eaton Vance Corp.	15,086
22	Erie Indemnity Co., Class A	661
47	Essex Property Trust, Inc. (REIT)	2,557
147	Federal Realty Investment Trust (REIT)	6,046
743	Federated Investors, Inc., Class B	14,013
632	Forest City Enterprises, Inc., Class A	3,166
1,184	General Growth Properties, Inc. (REIT)	698
418	GLG Partners, Inc.	907
253	HCP, Inc. (REIT)	4,622
105	Health Care REIT, Inc. (REIT)	3,231
1,533	Hudson City Bancorp, Inc.	15,897
600	IntercontinentalExchange, Inc.*	34,062
416	Invesco Ltd.	4,755
340	Investment Technology Group, Inc.*	6,620
1,288	Janus Capital Group, Inc.	5,680
25	Kilroy Realty Corp. (REIT)	465
643	Lazard Ltd., Class A	15,612
636	Macerich Co. (The) (REIT)	7,263
382	MF Global Ltd.*	1,658
374	MSCI, Inc., Class A*	5,894
627	NASDAQ OMX Group, Inc. (The)*	13,104
80	Nationwide Health Properties, Inc. (REIT)	1,621
1,691	Northern Trust Corp.	93,935
475	Plum Creek Timber Co., Inc. (REIT)	12,459
82	Rayonier, Inc. (REIT)	2,181
1,146	SEI Investments Co.	13,569
3,519	SLM Corp.*	16,187
661	St. Joe Co. (The)*	12,156
2,210	T. Rowe Price Group, Inc.	50,255
449	Taubman Centers, Inc. (REIT)	7,027
2,069	TD Ameritrade Holding Corp.*	24,559
55	Transatlantic Holdings, Inc.	1,654
7	Tree.com, Inc.*	32
194	Ventas, Inc. (REIT)	4,185
62	W. R. Berkley Corp.	1,290
738	Waddell & Reed Financial, Inc., Class A	10,421
		460,656
	Health Care - 13.3%

59	Abraxis Bioscience, Inc.*	3,454
2,595	Allergan, Inc.	100,530
158	AmerisourceBergen Corp.	5,018
1,166	Amylin Pharmaceuticals, Inc.*	10,646
432	Beckman Coulter, Inc.	19,371
839	BioMarin Pharmaceutical, Inc.*	10,068
576	Cephalon, Inc.*	37,780
575	Cerner Corp.*	21,045
263	Charles River Laboratories International, Inc.*	6,522
332	CIGNA Corp.	5,232
184	Community Health Systems, Inc.*	3,010
535	Covance, Inc.*	20,319
263	Coventry Health Care, Inc.*	3,030
845	CR Bard, Inc.	67,820
741	DaVita, Inc.*	34,768
1,266	DENTSPLY International, Inc.	29,270
467	Edwards Lifesciences Corp.*	25,970
928	Endo Pharmaceuticals Holdings, Inc.*	17,613
1,791	Express Scripts, Inc.*	90,087
226	Forest Laboratories, Inc.*	4,845
459	Gen-Probe, Inc.*	18,622
1,370	Health Management Associates, Inc., Class A*	2,946
49	Health Net, Inc.*	647
713	Henry Schein, Inc.*	26,153
72	Hill-Rom Holdings, Inc.	707
247	HLTH Corp.*	2,697
1,088	Hologic, Inc.*	12,316
195	Hospira, Inc.*	4,524
818	Humana, Inc.*	19,362
513	Idexx Laboratories, Inc.*	15,441
1,044	Illumina, Inc.*	32,709
336	IMS Health, Inc.	4,207
329	Intuitive Surgical, Inc.*	29,926
334	Inverness Medical Innovations, Inc.*	7,505
481	Kinetic Concepts, Inc.*	10,476
947	Laboratory Corp. of America Holdings*	52,094
890	Life Technologies Corp.*	25,943
567	Lincare Holdings, Inc.*	11,947

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
343	Mednax, Inc.*	$10,153
469	Millipore Corp.*	25,823
477	Mylan, Inc.*	5,929
66	Omnicare, Inc.	1,711
1,032	Patterson Cos., Inc.*	18,648
450	PerkinElmer, Inc.	5,796
663	Perrigo Co.	13,320
909	Pharmaceutical Product Development, Inc.	21,807
1,105	Quest Diagnostics, Inc.	50,642
657	Resmed, Inc.*	24,230
917	Sepracor, Inc.*	13,737
2,890	St. Jude Medical, Inc.*	95,832
329	Techne Corp.	16,072
2,307	Tenet Healthcare Corp.*	2,561
1,069	Varian Medical Systems, Inc.*	32,615
718	VCA Antech, Inc.*	14,927
1,372	Vertex Pharmaceuticals, Inc.*	41,476
781	Warner Chilcott Ltd., Class A*	8,474
852	Waters Corp.*	30,007
439	Watson Pharmaceuticals, Inc.*	12,411
355	WellCare Health Plans, Inc.*	3,206
		1,243,997
	Industrials - 15.6%

771	Aecom Technology Corp.*	18,913
567	AGCO Corp.*	9,718
122	Alliant Techsystems, Inc.*	8,620
908	AMETEK, Inc.	24,026
1,193	AMR Corp.*	4,879
784	BE Aerospace, Inc.*	5,849
345	Brink’s Co. (The)	8,235
637	Bucyrus International, Inc.	7,912
57	Carlisle Cos., Inc.	1,130
1,451	CH Robinson Worldwide, Inc.	60,042
64	Con-way, Inc.	967
1,127	Cooper Industries Ltd., Class A	23,768
186	Copa Holdings S.A., Class A	4,916
538	Copart, Inc.*	14,537
290	Corporate Executive Board Co. (The)	4,350
943	Corrections Corp. of America*	10,015
1,026	Covanta Holding Corp.*	15,626
1,728	Cummins, Inc.	35,942
1,257	Delta Air Lines, Inc.*	6,323
663	Donaldson Co., Inc.	16,184
1,410	Dover Corp.	35,165
336	Dun & Bradstreet Corp.	24,854
633	Eaton Corp.	22,883
587	Equifax, Inc.	12,620
1,815	Expeditors International of Washington, Inc.	50,003
1,099	Fastenal Co.	33,102
222	Flowserve Corp.	11,204
1,510	Fluor Corp.	50,207
427	FTI Consulting, Inc.*	15,603
47	GATX Corp.	859
449	General Cable Corp.*	6,928
1,064	Goodrich Corp.	35,261
515	Graco, Inc.	8,745
717	Harsco Corp.	14,813
151	Hertz Global Holdings, Inc.*	477
208	Hubbell, Inc., Class B	5,475
623	IDEX Corp.	12,036
467	Ingersoll-Rand Co., Ltd., Class A	6,622
1,522	Iron Mountain, Inc.*	28,279
1,172	ITT Corp.	43,774
694	J.B. Hunt Transport Services, Inc.	14,144
1,036	Jacobs Engineering Group, Inc.*	34,955
235	John Bean Technologies Corp.	2,277
869	Joy Global, Inc.	15,173
634	Kansas City Southern*	11,215
1,172	KBR, Inc.	14,767
138	Kennametal, Inc.	2,252
459	Kirby Corp.*	10,116
809	L-3 Communications Holdings, Inc.	54,729
449	Landstar System, Inc.	14,211
397	Lennox International, Inc.	10,282
248	Lincoln Electric Holdings, Inc.	7,621
1,106	Manitowoc Co., Inc. (The)	4,535
51	Manpower, Inc.	1,422
1,927	McDermott International, Inc.*	22,719
1,017	Monster Worldwide, Inc.*	6,702
377	MSC Industrial Direct Co., Class A	11,532
442	Oshkosh Corp.	2,767
1,044	Pall Corp.	24,816
1,427	Parker Hannifin Corp.	47,619
1,597	Pitney Bowes, Inc.	30,806
1,185	Precision Castparts Corp.	65,685
1,301	Quanta Services, Inc.*	22,898
1,221	Republic Services, Inc.	24,298
1,216	Robert Half International, Inc.	18,690
1,249	Rockwell Automation, Inc.	25,105
1,368	Rockwell Collins, Inc.	42,682
761	Roper Industries, Inc.	31,467
161	Ryder System, Inc.	3,680
705	Shaw Group, Inc. (The)*	16,455
454	SPX Corp.	20,103
734	Stericycle, Inc.*	35,217
701	SunPower Corp., Class A*	19,551
2,121	Textron, Inc.	11,984
36	Timken Co.	438
302	Toro Co.	6,605
129	URS Corp.*	3,989
315	USG Corp.*	1,818
765	UTi Worldwide, Inc.	9,402
161	Valmont Industries, Inc.	7,013
263	WESCO International, Inc.*	4,366
651	WW Grainger, Inc.	43,070
		1,460,038
	Information Technology - 19.2%

5,050	Activision Blizzard, Inc.*	50,652
645	Advanced Micro Devices, Inc.*	1,406
212	Affiliated Computer Services, Inc., Class A*	9,886
3,106	Agilent Technologies, Inc.*	43,080
1,432	Akamai Technologies, Inc.*	25,905
572	Alliance Data Systems Corp.*	16,931
2,551	Altera Corp.	39,107
707	Amdocs Ltd.*	11,842
1,492	Amphenol Corp., Class A	37,927
2,469	Analog Devices, Inc.	46,022
720	ANSYS, Inc.*	14,522
71	Arrow Electronics, Inc.*	1,181
2,419	Atmel Corp.*	8,636
1,901	Autodesk, Inc.*	24,124
561	Avnet, Inc.*	9,688
35	AVX Corp.	300
1,625	BMC Software, Inc.*	48,149
4,374	Broadcom Corp., Class A*	71,952
1,192	Broadridge Financial Solutions, Inc.	19,048
451	Brocade Communications Systems, Inc.*	1,254
1,543	CA, Inc.	26,154

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
741	Ciena Corp.*	$3,979
1,562	Citrix Systems, Inc.*	32,146
2,458	Cognizant Technology Solutions Corp., Class A*	45,227
594	CommScope, Inc.*	5,304
1,231	Compuware Corp.*	7,275
315	Cree, Inc.*	6,187
1,281	Cypress Semiconductor Corp.*	7,122
468	Diebold, Inc.	10,352
429	Dolby Laboratories, Inc., Class A*	12,033
281	DST Systems, Inc.*	8,267
26	EchoStar Corp., Class A*	426
2,709	Electronic Arts, Inc.*	44,184
278	Equinix, Inc.*	12,902
697	F5 Networks, Inc.*	13,940
363	Factset Research Systems, Inc.	13,990
377	Fidelity National Information Services, Inc.	6,597
1,395	Fiserv, Inc.*	45,505
1,168	FLIR Systems, Inc.*	23,839
492	Genpact Ltd.*	3,897
677	Global Payments, Inc.	20,770
1,146	Harris Corp.	42,723
829	Hewitt Associates, Inc., Class A*	24,456
101	IAC/InterActiveCorp*	1,508
656	Integrated Device Technology, Inc.*	2,939
136	International Rectifier Corp.*	1,707
359	Intersil Corp., Class A	3,629
2,731	Intuit, Inc.*	62,239
290	Itron, Inc.*	12,951
858	Jabil Circuit, Inc.	3,552
954	JDS Uniphase Corp.*	2,633
4,467	Juniper Networks, Inc.*	63,476
1,354	Kla-Tencor Corp.	23,357
973	Lam Research Corp.*	19,032
188	Lender Processing Services, Inc.	4,924
1,888	Linear Technology Corp.	41,158
4,111	LSI Corp.*	11,922
4,127	Marvell Technology Group Ltd.*	30,994
1,156	McAfee, Inc.*	32,310
1,938	MEMC Electronic Materials, Inc.*	29,089
764	Metavante Technologies, Inc.*	12,843
296	Mettler-Toledo International, Inc.*	15,780
1,574	Microchip Technology, Inc.	29,544
809	Micron Technology, Inc.*	2,605
326	Molex, Inc.	3,707
482	National Instruments Corp.	8,305
1,952	National Semiconductor Corp.	21,277
1,210	NCR Corp.*	9,583
2,923	NetApp, Inc.*	39,285
660	NeuStar, Inc., Class A*	10,223
1,348	Novell, Inc.*	4,260
256	Novellus Systems, Inc.*	3,264
1,668	Nuance Communications, Inc.*	14,778
4,720	Nvidia Corp.*	39,082
3,467	ON Semiconductor Corp.*	12,689
2,753	Paychex, Inc.	60,731
889	Rambus, Inc.*	7,610
1,622	Red Hat, Inc.*	22,205
290	SAIC, Inc.*	5,484
895	Salesforce.com, Inc.*	25,060
377	SanDisk Corp.*	3,359
1,996	Seagate Technology	8,583
394	Silicon Laboratories, Inc.*	8,629
241	Sohu.com, Inc.*	11,905
60	Tech Data Corp.*	1,037
749	Teradata Corp.*	11,580
915	Teradyne, Inc.*	3,779
1,391	Total System Services, Inc.	17,499
1,033	Trimble Navigation Ltd.*	14,565
1,670	Unisys Corp.*	601
631	Varian Semiconductor Equipment Associates, Inc.*	11,516
1,657	VeriSign, Inc.*	32,030
66	WebMD Health Corp., Class A*	1,530
1,884	Western Digital Corp.*	25,735
2,376	Xilinx, Inc.	42,008
484	Zebra Technologies Corp., Class A*	8,504
		1,797,482
	Materials - 4.2%

705	Airgas, Inc.	21,707
953	AK Steel Holding Corp.	5,890
778	Albemarle Corp.	15,054
860	Allegheny Technologies, Inc.	16,916
108	Aptargroup, Inc.	3,030
125	Ball Corp.	5,036
25	Carpenter Technology Corp.	342
1,062	Celanese Corp., Class A	9,069
222	Century Aluminum Co.*	493
412	CF Industries Holdings, Inc.	26,504
167	Chemtura Corp.	57
966	Cliffs Natural Resources, Inc.	14,905
1,366	Crown Holdings, Inc.*	28,795
329	Eagle Materials, Inc.	6,274
1,485	Ecolab, Inc.	47,193
246	FMC Corp.	9,946
284	Greif, Inc., Class A	8,733
149	Huntsman Corp.	393
685	International Flavors & Fragrances, Inc.	18,022
166	Intrepid Potash, Inc.*	3,725
326	Martin Marietta Materials, Inc.	24,959
1,114	Nalco Holding Co.	12,666
406	Owens-Illinois, Inc.*	6,261
206	Packaging Corp. of America	2,182
154	PPG Industries, Inc.	4,783
953	Rohm and Haas Co.	49,623
24	Schnitzer Steel Industries, Inc., Class A	687
290	Scotts Miracle-Gro Co. (The), Class A	8,100
548	Sigma-Aldrich Corp.	19,564
376	Steel Dynamics, Inc.	3,140
869	Terra Industries, Inc.	22,412
134	Titanium Metals Corp.	783
19	Valhi, Inc.	237
		397,481
	Telecommunication Services - 2.8%

3,374	American Tower Corp., Class A*	98,251
510	Clearwire Corp., Class A*	1,642
497	Crown Castle International Corp.*	8,717
631	Embarq Corp.	22,066
612	Frontier Communications Corp.	4,406
39	Leap Wireless International, Inc.*	1,057
13,205	Level 3 Communications, Inc.*	10,564
2,073	MetroPCS Communications, Inc.*	30,059
1,426	NII Holdings, Inc.*	18,267
6,360	Qwest Communications International, Inc.	21,560
992	SBA Communications Corp., Class A*	20,614
376	Telephone & Data Systems, Inc.	11,092
59	U.S. Cellular Corp.*	2,030

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,895	Windstream Corp.	$14,137
		264,462
	Utilities - 3.3%

5,716	AES Corp. (The)*	36,011
1,430	Allegheny Energy, Inc.	33,805
3,012	Calpine Corp.*	16,958
1,768	Centerpoint Energy, Inc.	18,246
1,551	Constellation Energy Group, Inc.	30,648
74	DPL, Inc.	1,487
115	Energen Corp.	3,082
1,114	EQT Corp.	34,255
853	Mirant Corp.*	10,432
757	NRG Energy, Inc.*	14,307
526	NV Energy, Inc.	4,876
3,174	PPL Corp.	88,523
559	Questar Corp.	16,116
		308,746
	Total Common Stocks (Cost $10,648,864)	8,801,660

Principal Amount
	Repurchase Agreements - 24.7%
$211,834	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $211,839(b)	211,834
169,467	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $169,475(c)	169,467
31,294	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $31,295(d)	31,294
33,893	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $33,894(e)	33,893
169,467	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $169,476(f)	169,467
169,467	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $169,471(g)	169,467
338,934	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $338,954(h)	338,934
84,733	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $84,735(i)	84,733
508,401	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $508,412(j)	508,401
84,733	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $84,734(k)	84,733
509,797	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $509,808(l)	509,797
	Total Repurchase Agreements (Cost $2,312,020)	2,312,020
	Total Investments (Cost $12,960,884) — 118.6%	11,113,680
	Liabilities in excess of other assets — (18.6)%	(1,744,182)
	Net Assets — 100.0%	$9,369,498

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $216,071. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $172,857. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $31,920. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $34,571. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $172,857. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $172,856. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $345,713. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $86,428. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $518,569. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $86,428. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $519,993. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,066,589)
Net unrealized depreciation	$(6,066,589)
Federal income tax cost of investments	$17,180,269

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell Midcap® Growth Index	03/06/09	$4,991,976	$(667,734)

Equity Index Swap Agreement based on the Russell Midcap® Growth Index	03/06/09	5,162,472	(1,074,305)

		$10,154,448	$(1,742,039)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 92.1%
	Consumer Discretionary - 9.2%

756	99 Cents Only Stores*	$6,229
1,639	Aaron Rents, Inc.	39,385
432	AFC Enterprises, Inc.*	1,814
739	AH Belo Corp., Class A	791
1,663	American Axle & Manufacturing Holdings, Inc.	1,547
1,640	American Greetings Corp., Class A	6,117
362	America’s Car-Mart, Inc.*	3,975
917	Ameristar Casinos, Inc.	9,023
2,661	ArvinMeritor, Inc.	1,676
1,153	Asbury Automotive Group, Inc.	3,286
630	Audiovox Corp., Class A*	1,764
1,417	Beazer Homes USA, Inc.*	680
1,076	Bebe Stores, Inc.	5,552
3,218	Belo Corp., Class A	2,574
788	Big 5 Sporting Goods Corp.	4,129
137	BJ’s Restaurants, Inc.*	1,703
6,390	Blockbuster, Inc., Class A*	6,390
463	Bluegreen Corp.*	500
219	Blyth, Inc.	4,470
1,119	Bob Evans Farms, Inc.	20,668
1,044	Borders Group, Inc.*	574
338	Brookfield Homes Corp.	933
1,528	Brown Shoe Co., Inc.	5,455
3,163	Brunswick Corp.	9,774
600	Build-A-Bear Workshop, Inc.*	2,172
1,418	Cabela’s, Inc.*	11,940
166	Cache, Inc.*	281
198	California Pizza Kitchen, Inc.*	2,059
2,393	Callaway Golf Co.	16,201
2,044	Carter’s, Inc.*	33,338
1,346	Casual Male Retail Group, Inc.*	404
811	Cato Corp. (The), Class A	11,865
53	Cavco Industries, Inc.*	1,171
90	CEC Entertainment, Inc.*	2,101
1,442	Champion Enterprises, Inc.*	418
636	Charlotte Russe Holding, Inc.*	3,345
4,090	Charming Shoppes, Inc.*	2,863
8,381	Charter Communications, Inc., Class A*	193
125	Cherokee, Inc.	1,742
4,377	Chico’s FAS, Inc.*	19,828
843	Children’s Place Retail Stores, Inc. (The)*	15,410
406	Christopher & Banks Corp.	1,579
346	Churchill Downs, Inc.	10,387
688	Cinemark Holdings, Inc.	5,291
6,543	Citadel Broadcasting Corp.*	589
807	CKX, Inc.*	2,800
2,308	Collective Brands, Inc.*	23,888
447	Columbia Sportswear Co.	12,123
353	Conn’s, Inc.*	4,342
2,127	Cooper Tire & Rubber Co.	9,678
340	Core-Mark Holding Co., Inc.*	5,817
860	Cox Radio, Inc., Class A*	4,627
258	Cracker Barrel Old Country Store, Inc.	5,774
222	CROCS, Inc.*	271
224	Crown Media Holdings, Inc., Class A*	367
267	CSS Industries, Inc.	3,743
952	Cumulus Media, Inc., Class A*	1,580
3,574	Dana Holding Corp.*	1,287
2,060	Dillard’s, Inc., Class A	7,313
1,416	Domino’s Pizza, Inc.*	9,671
396	Dorman Products, Inc.*	3,271
1,625	Dress Barn, Inc.*	16,120
650	Drew Industries, Inc.*	4,037
209	DSW, Inc., Class A*	1,820
75	Einstein Noah Restaurant Group, Inc.*	340
927	Entercom Communications Corp., Class A	955
1,026	Entravision Communications Corp., Class A*	390
889	Ethan Allen Interiors, Inc.	8,481
1,056	Finish Line (The), Class A	4,382
241	Fisher Communications, Inc.	2,369
1,442	Fred’s, Inc., Class A	13,281
23	Fuel Systems Solutions, Inc.*	456
1,500	Furniture Brands International, Inc.	2,040
168	G-III Apparel Group Ltd.*	571
1,475	Gaylord Entertainment Co.*	9,676
693	Genesco, Inc.*	9,910
48	Grand Canyon Education, Inc. *	817
1,542	Gray Television, Inc.	509
870	Great Wolf Resorts, Inc.*	1,479
837	Group 1 Automotive, Inc.	8,956
288	Gymboree Corp.*	7,407
1,156	Harte-Hanks, Inc.	6,485
466	Haverty Furniture Cos., Inc.	4,101
3,220	Hayes Lemmerz International, Inc.*	161
1,090	Helen of Troy Ltd.*	10,944
312	Hooker Furniture Corp.	2,153
1,579	HOT Topic, Inc.*	14,022
1,675	Hovnanian Enterprises, Inc., Class A*	1,424
604	Iconix Brand Group, Inc.*	4,892
694	Interactive Data Corp.	15,698
570	Isle of Capri Casinos, Inc.*	1,642
804	Jack in the Box, Inc.*	15,630
1,026	Jackson Hewitt Tax Service, Inc.	7,674
989	Jakks Pacific, Inc.*	12,531
916	Jo-Ann Stores, Inc.*	11,029
518	JoS. A. Bank Clothiers, Inc.*	11,707
1,524	Journal Communications, Inc., Class A	1,433
325	Kenneth Cole Productions, Inc., Class A	2,275
1,024	Knology, Inc.*	4,076
936	K-Swiss, Inc., Class A	9,323
421	Landry’s Restaurants, Inc.	2,231
1,857	La-Z-Boy, Inc.	1,671
2,314	Lear Corp.*	1,388
1,621	Lee Enterprises, Inc.	665
79	Libbey, Inc.	80
966	LIN TV Corp., Class A*	638
80	Lincoln Educational Services Corp.*	1,147
2,736	Live Nation, Inc.*	9,603
586	Lodgian, Inc.*	1,067
779	Luby’s, Inc.*	3,202
506	M/I Homes, Inc.	3,264
407	Maidenform Brands, Inc.*	3,553
731	Marcus Corp.	6,053
240	Marine Products Corp.	905
590	MarineMax, Inc.*	850
61	Matthews International Corp., Class A	2,119
2,054	McClatchy Co. (The), Class A	1,006
826	Media General, Inc., Class A	1,272
1,421	Mediacom Communications Corp., Class A*	5,542
1,655	Men’s Wearhouse, Inc. (The)	17,675
1,108	Meritage Homes Corp.*	10,991
1,165	Modine Manufacturing Co.	1,316
239	Monarch Casino & Resort, Inc.*	1,742
540	Monro Muffler, Inc.	12,706
89	Morgans Hotel Group Co.*	206

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
575	Movado Group, Inc.	$3,283
148	National Presto Industries, Inc.	8,955
823	Nautilus, Inc.*	535
705	New York & Co., Inc.*	1,537
654	O’Charleys, Inc.	1,478
1,238	Orbitz Worldwide, Inc.*	3,045
541	Outdoor Channel Holdings, Inc.*	2,196
514	Oxford Industries, Inc.	2,400
2,373	Pacific Sunwear of California*	3,346
357	Palm Harbor Homes, Inc.*	907
178	Papa John’s International, Inc.*	3,943
1,524	PEP Boys-Manny Moe & Jack	4,816
202	Perry Ellis International, Inc.*	957
61	PF Chang’s China Bistro, Inc.*	1,202
2,685	Pier 1 Imports, Inc.*	564
2,165	Pinnacle Entertainment, Inc.*	16,259
326	Playboy Enterprises, Inc., Class B*	460
140	Polaris Industries, Inc.	2,577
328	Pool Corp.	4,353
910	Primedia, Inc.	1,620
4,551	Quiksilver, Inc.*	5,689
766	Raser Technologies, Inc.*	2,520
629	RC2 Corp.*	2,950
635	RCN Corp.*	2,724
59	Red Robin Gourmet Burgers, Inc.*	838
1,553	Regis Corp.	19,568
2,409	Rent-A-Center, Inc.*	42,206
990	Retail Ventures, Inc.*	1,624
285	Rex Stores Corp.*	1,867
410	RHI Entertainment, Inc.*	1,115
74	Riviera Holdings Corp.*	186
1,867	Ruby Tuesday, Inc.*	2,128
605	Russ Berrie & Co., Inc.*	720
321	Ruth’s Hospitality Group, Inc.*	321
1,530	Ryland Group, Inc.	21,619
232	Sally Beauty Holdings, Inc.*	898
869	Scholastic Corp.	9,568
1,597	Sealy Corp.*	1,278
320	Shoe Carnival, Inc.*	2,192
1,135	Sinclair Broadcast Group, Inc., Class A	1,271
2,627	Six Flags, Inc.*	630
1,102	Skechers U.S.A., Inc., Class A*	7,031
246	Skyline Corp.	3,926
941	Sonic Automotive, Inc., Class A	1,346
340	Sonic Corp.*	3,060
1,080	Spartan Motors, Inc.	2,462
492	Speedway Motorsports, Inc.	5,840
1,384	Stage Stores, Inc.	9,937
3,630	Standard Pacific Corp.*	3,449
1,037	Steak N Shake Co. (The)*	6,357
912	Stein Mart, Inc.*	1,094
248	Steiner Leisure Ltd.*	6,252
248	Steinway Musical Instruments, Inc.*	2,287
637	Steven Madden Ltd.*	10,332
3,020	Stewart Enterprises, Inc., Class A	7,006
528	Stoneridge, Inc.*	961
832	Superior Industries International, Inc.	8,478
240	Syms Corp.*	1,301
236	Systemax, Inc.	2,190
882	Talbots, Inc.	2,240
1,030	Tempur-Pedic International, Inc.	6,324
1,683	Tenneco, Inc.*	2,289
1,726	Timberland Co. (The), Class A*	19,418
302	Tractor Supply Co.*	9,434
1,093	Tuesday Morning Corp.*	962
185	Tween Brands, Inc.*	222
1,630	Unifi, Inc.*	896
519	Unifirst Corp.	12,435
37	Universal Electronics, Inc.*	576
486	Universal Technical Institute, Inc.*	5,361
60	Vail Resorts, Inc.*	1,133
887	Valassis Communications, Inc.*	1,197
3,477	Visteon Corp.*	382
1,962	Wendy’s/Arby’s Group, Inc., Class A	8,888
114	Weyco Group, Inc.	2,499
1,156	Zale Corp.*	1,445
		1,046,181
	Consumer Staples - 4.9%

29	Alico, Inc.	753
905	Alliance One International, Inc.*	3,131
78	American Dairy, Inc.*	898
654	Andersons, Inc. (The)	8,083
3	Arden Group, Inc., Class A	311
726	B&G Foods, Inc., Class A	2,759
42	Cal-Maine Foods, Inc.	936
1,831	Casey’s General Stores, Inc.	36,455
2,324	Central Garden and Pet Co., Class A*	17,360
37	Chattem, Inc.*	2,347
1,563	Chiquita Brands International, Inc.*	7,690
882	Elizabeth Arden, Inc.*	4,886
244	Farmer Bros Co.	4,194
1,108	Flowers Foods, Inc.	24,720
1,514	Fresh Del Monte Produce, Inc.*	28,433
815	Great Atlantic & Pacific Tea Co.*	3,317
121	Griffin Land & Nurseries, Inc.	3,179
1,305	Hain Celestial Group, Inc. (The)*	18,374
430	Imperial Sugar Co.	2,735
454	Ingles Markets, Inc., Class A	6,165
479	Inter Parfums, Inc.	2,615
511	J&J Snack Foods Corp.	16,132
770	Lance, Inc.	16,794
479	Mannatech, Inc.	1,672
460	Nash Finch Co.	16,026
361	National Beverage Corp.*	2,953
606	Nu Skin Enterprises, Inc., Class A	5,696
663	Omega Protein Corp.*	1,605
661	Pantry, Inc. (The)*	10,219
1,219	Prestige Brands Holdings, Inc.*	6,668
1,821	Ralcorp Holdings, Inc.*	110,353
645	Reddy Ice Holdings, Inc.	871
1,436	Ruddick Corp.	31,133
614	Sanderson Farms, Inc.	21,201
316	Schiff Nutrition International, Inc.*	1,204
525	Smart Balance, Inc.*	3,077
695	Spartan Stores, Inc.	10,634
1,896	Star Scientific, Inc.*	5,479
281	Susser Holdings Corp.*	2,818
570	Tootsie Roll Industries, Inc.	12,209
1,127	TreeHouse Foods, Inc.*	30,080
1,073	United Natural Foods, Inc.*	15,966
918	Universal Corp.	26,383
231	Village Super Market, Inc., Class A	6,043
316	WD-40 Co.	7,777
398	Weis Markets, Inc.	11,045
824	Winn-Dixie Stores, Inc.*	7,968
		561,347
	Energy - 2.3%

1,012	Allis-Chalmers Energy, Inc.*	1,973
390	Alon USA Energy, Inc.	4,270
1,003	American Oil & Gas, Inc.*	552

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
729	Aventine Renewable Energy Holdings, Inc.*	$160
564	Berry Petroleum Co., Class A	3,751
709	Bill Barrett Corp.*	13,712
1,325	BMB Munai, Inc.*	689
1,668	Brigham Exploration Co.*	2,218
874	Bristow Group, Inc.*	17,698
949	Bronco Drilling Co., Inc.*	3,853
1,481	Cal Dive International, Inc.*	7,479
757	Callon Petroleum Co.*	908
391	Cheniere Energy, Inc.*	1,619
1,734	Complete Production Services, Inc.*	5,289
95	Dawson Geophysical Co.*	1,160
479	Delek U.S. Holdings, Inc.	3,257
752	DHT Maritime, Inc.	4,031
4,060	Energy XXI Bermuda Ltd.	1,421
318	EXCO Resources, Inc.*	2,897
78	Geokinetics, Inc.*	203
581	GeoMet, Inc.*	593
373	GMX Resources, Inc.*	6,434
205	Golar LNG Ltd.	896
197	Gulfmark Offshore, Inc.*	4,115
642	Gulfport Energy Corp.*	1,432
1,189	Harvest Natural Resources, Inc.*	3,745
837	Hornbeck Offshore Services, Inc.*	10,973
354	Lufkin Industries, Inc.	11,629
2,801	Meridian Resource Corp.*	560
83	National Coal Corp.*	85
3,244	Newpark Resources, Inc.*	9,635
1,000	Nordic American Tanker Shipping	25,530
5,971	Oilsands Quest, Inc.*	4,657
330	Pacific Ethanol, Inc.*	112
3,353	Parker Drilling Co.*	5,365
799	Petroquest Energy, Inc.*	2,589
160	PHI, Inc. (Non-Voting)*	1,395
1,575	Pioneer Drilling Co.*	6,048
73	Quest Resource Corp.*	18
842	RAM Energy Resources, Inc.*	421
1,857	Rosetta Resources, Inc.*	9,452
1,028	Stone Energy Corp.*	4,071
200	Superior Well Services, Inc.*	1,150
1,103	Swift Energy Co.*	7,931
610	Toreador Resources Corp.*	1,495
458	Trico Marine Services, Inc.*	1,498
1,265	TXCO Resources, Inc.*	1,935
331	Union Drilling, Inc.*	1,135
336	Uranium Resources, Inc.*	168
2,786	USEC, Inc.*	14,014
1,464	Vaalco Energy, Inc.*	8,345
1,078	Western Refining, Inc.	12,235
28	Westmoreland Coal Co.*	167
1,038	World Fuel Services Corp.	30,112
		267,080
	Financials - 33.6%

539	1st Source Corp.	9,637
883	Abington Bancorp, Inc.	6,402
600	Acadia Realty Trust (REIT)	6,024
1,044	Advance America Cash Advance Centers, Inc.	1,065
1,383	Advanta Corp., Class B	664
282	Agree Realty Corp. (REIT)	3,274
26	Alexander’s, Inc. (REIT)	3,650
10,358	Ambac Financial Group, Inc.	6,111
722	Amcore Financial, Inc.	794
1,528	American Campus Communities, Inc. (REIT)	26,159
361	American Capital Agency Corp. (REIT)	5,812
1,972	American Equity Investment Life Holding Co.	7,572
274	American Physicians Capital, Inc.	11,609
383	American Safety Insurance Holdings Ltd.*	3,933
490	Ameris Bancorp	2,435
680	Amerisafe, Inc.*	9,860
233	Ames National Corp.	3,737
711	Ampal-American Israel Corp., Class A*	1,038
539	Amtrust Financial Services, Inc.	4,517
687	Anchor Bancorp Wisconsin, Inc.	481
2,122	Anthracite Capital, Inc. (REIT)	1,761
3,579	Anworth Mortgage Asset Corp. (REIT)	21,581
5,136	Apollo Investment Corp.	21,212
512	Arbor Realty Trust, Inc. (REIT)	297
3,508	Ares Capital Corp.	12,629
723	Argo Group International Holdings Ltd.*	20,483
330	Arrow Financial Corp.	7,775
3,126	Ashford Hospitality Trust, Inc. (REIT)	3,126
3,084	Aspen Insurance Holdings Ltd.	67,200
108	Asset Acceptance Capital Corp.*	362
197	Associated Estates Realty Corp. (REIT)	1,087
2,014	Assured Guaranty Ltd.	8,902
220	Avatar Holdings, Inc.*	3,654
310	Baldwin & Lyons, Inc., Class B	5,254
266	Bancfirst Corp.	9,281
985	Banco Latinoamericano de Exportaciones S.A., Class E	8,934
633	BancTrust Financial Group, Inc.	3,861
1,742	Bank Mutual Corp.	14,720
446	Bank of the Ozarks, Inc.	9,254
711	BankFinancial Corp.	6,157
540	Banner Corp.	1,512
1,182	Beneficial Mutual Bancorp, Inc.*	10,638
433	Berkshire Hills Bancorp, Inc.	9,119
560	BGC Partners, Inc., Class A	958
2,901	BioMed Realty Trust, Inc. (REIT)	24,746
469	BlackRock Kelso Capital Corp.	1,759
1,971	Boston Private Financial Holdings, Inc.	6,839
757	Broadpoint Securities Group, Inc.*	1,817
2,102	Brookline Bancorp, Inc.	18,456
122	Brooklyn Federal Bancorp, Inc.	1,189
248	Bryn Mawr Bank Corp.	3,732
726	Calamos Asset Management, Inc., Class A	2,505
278	Camden National Corp.	6,202
425	Capital City Bank Group, Inc.	5,155
110	Capital Southwest Corp.	7,223
600	Capital Trust, Inc./NY, Class A (REIT)	1,002
520	Capitol Bancorp Ltd.	2,267
1,616	CapLease, Inc. (REIT)	3,216
2,280	Capstead Mortgage Corp. (REIT)	22,846
324	Cardinal Financial Corp.	1,847
479	Care Investment Trust, Inc. (REIT)	2,539
804	Cascade Bancorp	724
589	Cash America International, Inc.	8,482
1,785	Cathay General Bancorp	17,350
1,382	Cedar Shopping Centers, Inc. (REIT)	6,551
333	Centerstate Banks of Florida, Inc.	3,793

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,037	Central Pacific Financial Corp.	$4,117
860	Chemical Financial Corp.	16,443
4,921	Chimera Investment Corp. (REIT)	14,714
324	Citizens & Northern Corp.	4,896
4,551	Citizens Republic Bancorp, Inc.*	3,413
1,349	Citizens, Inc./TX*	8,768
494	City Bank/WA	845
582	City Holding Co.	15,260
379	Clifton Savings Bancorp, Inc.	3,619
604	CNA Surety Corp.*	8,788
681	CoBiz Financial, Inc.	3,214
434	Cogdell Spencer, Inc. (REIT)	2,773
229	Cohen & Steers, Inc.	2,059
7,288	Colonial BancGroup, Inc. (The)	3,280
1,712	Colonial Properties Trust (REIT)	6,523
653	Columbia Banking System, Inc.	5,100
1,178	Community Bank System, Inc.	20,156
541	Community Trust Bancorp, Inc.	14,017
861	Compass Diversified Holdings	7,585
582	CompuCredit Corp.*	1,222
66	Consolidated-Tomoka Land Co.	1,492
1,516	Corporate Office Properties Trust/MD (REIT)	37,900
1,361	Corus Bankshares, Inc.	204
655	Cousins Properties, Inc. (REIT)	4,657
873	Crawford & Co., Class B*	6,940
77	Credit Acceptance Corp.*	1,465
2,389	CVB Financial Corp.	16,771
362	Danvers Bancorp, Inc.	4,641
6,200	DCT Industrial Trust, Inc. (REIT)	18,104
1,492	Delphi Financial Group, Inc., Class A	16,173
3,422	DiamondRock Hospitality Co. (REIT)	10,574
850	Dime Community Bancshares	8,381
423	Donegal Group, Inc., Class A	5,947
182	Doral Financial Corp.*	637
173	DuPont Fabros Technology, Inc. (REIT)	920
2,291	East West Bancorp, Inc.	16,289
617	EastGroup Properties, Inc. (REIT)	15,172
1,030	Education Realty Trust, Inc. (REIT)	3,759
211	EMC Insurance Group, Inc.	4,216
1,685	Employers Holdings, Inc.	16,176
232	Encore Bancshares, Inc.*	1,392
494	Encore Capital Group, Inc.*	1,961
85	Enstar Group Ltd.*	3,918
195	Enterprise Financial Services Corp.	1,790
1,187	Entertainment Properties Trust (REIT)	17,698
60	Epoch Holding Corp.	295
264	Equity Lifestyle Properties, Inc. (REIT)	8,799
1,163	Equity One, Inc. (REIT)	13,002
565	ESSA Bancorp, Inc.	6,786
356	Evercore Partners, Inc., Class A	4,347
3,088	Extra Space Storage, Inc. (REIT)	19,362
224	Farmers Capital Bank Corp.	2,972
463	FBL Financial Group, Inc., Class A	1,403
924	FBR Capital Markets Corp.*	1,940
342	Federal Agricultural Mortgage Corp., Class C	1,221
2,271	FelCor Lodging Trust, Inc. (REIT)	1,840
289	Fifth Street Finance Corp.	1,959
920	Financial Federal Corp.	17,480
396	Financial Institutions, Inc.	1,307
623	First Acceptance Corp.*	1,576
313	First Bancorp, Inc./ME	3,646
519	First Bancorp/NC	5,356
2,569	First Bancorp/Puerto Rico	10,687
917	First Busey Corp.	6,419
47	First Cash Financial Services, Inc.*	642
3,070	First Commonwealth Financial Corp.	25,113
344	First Community Bancshares, Inc./VA	4,042
1,354	First Financial Bancorp	10,412
616	First Financial Bankshares, Inc.	26,500
408	First Financial Corp./IN	13,219
421	First Financial Holdings, Inc.	2,374
743	First Financial Northwest, Inc.	5,476
1,600	First Industrial Realty Trust, Inc. (REIT)	3,536
1,195	First Marblehead Corp. (The)*	1,135
792	First Merchants Corp.	7,960
427	First Mercury Financial Corp.*	5,086
1,754	First Midwest Bancorp, Inc./IL	13,190
4,279	First Niagara Financial Group, Inc.	49,722
613	First Place Financial Corp./OH	1,361
988	First Potomac Realty Trust (REIT)	7,203
290	First South Bancorp, Inc./NC	1,746
494	FirstFed Financial Corp.*	123
2,920	FirstMerit Corp.	42,953
2,171	Flagstar Bancorp, Inc.*	1,693
1,088	Flagstone Reinsurance Holdings Ltd.	8,106
773	Flushing Financial Corp.	4,746
3,106	FNB Corp./PA	19,506
1,190	Forestar Group, Inc.*	8,949
223	Fox Chase Bancorp, Inc.*	1,960
298	Fpic Insurance Group, Inc.*	11,056
2,133	Franklin Street Properties Corp. (REIT)	22,610
5,339	Friedman Billings Ramsey Group, Inc., Class A (REIT)*	801
1,698	Frontier Financial Corp.	2,632
373	FX Real Estate and Entertainment, Inc.*	23
187	GAMCO Investors, Inc., Class A	5,423
626	Getty Realty Corp. (REIT)	10,417
2,191	Glacier Bancorp, Inc.	33,719
762	Gladstone Capital Corp.	5,029
797	Gladstone Investment Corp.	3,220
1,365	Glimcher Realty Trust (REIT)	1,897
1,503	Gramercy Capital Corp./NY (REIT)	1,142
474	Green Bankshares, Inc.	3,389
1,040	Greenlight Capital Re Ltd., Class A*	15,059
198	Grubb & Ellis Co.	113
1,901	Guaranty Bancorp*	2,928
3,275	Guaranty Financial Group, Inc.*	1,408
213	Hallmark Financial Services*	1,459
862	Hancock Holding Co.	24,446
1,344	Hanmi Financial Corp.	1,586
471	Harleysville Group, Inc.	14,017
1,545	Harleysville National Corp.	10,413
934	Harris & Harris Group, Inc.*	2,933
561	Hatteras Financial Corp. (REIT)	13,380
2,124	Healthcare Realty Trust, Inc. (REIT)	30,777
473	Heartland Financial USA, Inc.	5,350
1,187	Hercules Technology Growth Capital, Inc.	5,140
374	Heritage Commerce Corp.	1,833
1,738	Hersha Hospitality Trust (REIT)	3,128
2,170	Highwoods Properties, Inc. (REIT)	40,991
1,627	Hilltop Holdings, Inc.*	17,718
479	Home Bancshares, Inc./AR	8,766
237	Home Federal Bancorp, Inc./ID	1,747
652	Home Properties, Inc. (REIT)	17,304
1,467	Horace Mann Educators Corp.	11,281
574	Iberiabank Corp.	24,797

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
234	Independence Holding Co.	$845
587	Independent Bank Corp./MA	8,605
517	Infinity Property & Casualty Corp.	18,369
1,402	Inland Real Estate Corp. (REIT)	10,936
746	Integra Bank Corp.	746
1,842	International Bancshares Corp.	18,438
1,591	Investors Bancorp, Inc.*	11,392
2,073	Investors Real Estate Trust (REIT)	18,947
1,687	IPC Holdings Ltd.	42,867
149	JER Investors Trust, Inc. (REIT)	347
165	Kansas City Life Insurance Co.	3,925
363	Kayne Anderson Energy Development Co.	3,300
897	KBW, Inc.*	12,746
640	Kearny Financial Corp.	6,330
854	Kite Realty Group Trust (REIT)	2,938
2,976	Knight Capital Group, Inc., Class A*	52,348
625	Kohlberg Capital Corp.	1,225
1,847	LaBranche & Co., Inc.*	10,676
729	Lakeland Bancorp, Inc.	4,826
442	Lakeland Financial Corp.	7,713
1,449	LaSalle Hotel Properties (REIT)	7,709
2,901	Lexington Realty Trust (REIT)	9,341
30	Life Partners Holdings, Inc.	505
833	LTC Properties, Inc. (REIT)	14,211
1,381	Maguire Properties, Inc. (REIT)*	2,071
1,774	Maiden Holdings Ltd.	7,912
727	MainSource Financial Group, Inc.	4,064
1,119	MarketAxess Holdings, Inc.*	8,829
169	Maui Land & Pineapple Co., Inc.*	1,332
2,039	Max Capital Group Ltd.	33,643
1,254	MB Financial, Inc.	16,277
2,731	MCG Capital Corp.	2,076
2,003	Meadowbrook Insurance Group, Inc.	11,537
536	Medallion Financial Corp.	2,734
2,877	Medical Properties Trust, Inc. (REIT)	10,041
380	Meridian Interstate Bancorp, Inc.*	2,823
1,546	Meruelo Maddux Properties, Inc.*	232
8,042	MFA Financial, Inc. (REIT)	46,161
446	Mid-America Apartment Communities, Inc. (REIT)	11,529
802	Midwest Banc Holdings, Inc.	810
711	Mission West Properties, Inc. (REIT)	5,027
714	Monmouth Real Estate Investment Corp., Class A (REIT)	3,748
3,372	Montpelier Re Holdings Ltd.	42,824
877	MVC Capital, Inc.	6,972
823	Nara Bancorp, Inc.	2,197
123	NASB Financial, Inc.	1,809
1,427	National Financial Partners Corp.	3,553
803	National Health Investors, Inc. (REIT)	19,152
222	National Interstate Corp.	3,685
2,870	National Penn Bancshares, Inc.	21,267
2,828	National Retail Properties, Inc. (REIT)	40,638
82	National Western Life Insurance Co., Class A	8,335
476	Navigators Group, Inc.*	24,861
1,159	NBT Bancorp, Inc.	22,774
632	Nelnet, Inc., Class A*	3,223
3,921	NewAlliance Bancshares, Inc.	44,778
1,906	Newcastle Investment Corp. (REIT)	553
595	NewStar Financial, Inc.*	815
781	NGP Capital Resources Co.	4,733
710	Northfield Bancorp, Inc.	7,072
2,177	NorthStar Realty Finance Corp. (REIT)	4,441
616	Northwest Bancorp, Inc.	9,351
161	NYMAGIC, Inc.	1,937
319	OceanFirst Financial Corp.	3,024
1,286	Ocwen Financial Corp.*	11,741
794	Odyssey Re Holdings Corp.	36,889
2,391	Old National Bancorp/IN	27,903
496	Old Second Bancorp, Inc.	3,021
2,606	Omega Healthcare Investors, Inc. (REIT)	34,217
288	One Liberty Properties, Inc. (REIT)	838
877	Oriental Financial Group, Inc.	1,535
61	Oritani Financial Corp.*	659
1,665	Pacific Capital Bancorp N.A.	12,055
385	Pacific Continental Corp.	4,327
882	PacWest Bancorp	12,066
399	Park National Corp.	19,292
552	Parkway Properties, Inc./MD (REIT)	6,420
748	Patriot Capital Funding, Inc.	1,346
300	Peapack Gladstone Financial Corp.	4,695
761	PennantPark Investment Corp.	2,283
187	Pennsylvania Commerce Bancorp, Inc.*	2,740
1,271	Pennsylvania Real Estate Investment Trust (REIT)	3,877
607	Penson Worldwide, Inc.*	2,914
372	Peoples Bancorp, Inc./OH	3,430
1,955	PHH Corp.*	18,807
4,131	Phoenix Cos, Inc. (The)	1,983
584	Pico Holdings, Inc.*	12,755
663	Pinnacle Financial Partners, Inc.*	13,154
676	Piper Jaffray Cos.*	14,865
1,767	Platinum Underwriters Holdings Ltd.	49,547
1,147	PMA Capital Corp., Class A*	5,896
2,933	PMI Group, Inc. (The)	1,496
188	Portfolio Recovery Associates, Inc.*	4,241
1,593	Post Properties, Inc. (REIT)	15,357
906	Potlatch Corp. (REIT)	20,630
699	Premierwest Bancorp	2,125
782	Presidential Life Corp.	5,161
426	Primus Guaranty Ltd.*	673
1,158	ProAssurance Corp.*	55,341
1,070	Prospect Capital Corp.	8,656
1,415	Prosperity Bancshares, Inc.	36,111
1,197	Provident Bankshares Corp.	7,122
2,155	Provident Financial Services, Inc.	20,128
1,448	Provident New York Bancorp	12,366
386	PS Business Parks, Inc. (REIT)	13,278
2,904	Radian Group, Inc.	5,547
2,238	RAIT Financial Trust (REIT)	1,880
568	Ramco-Gershenson Properties Trust (REIT)	2,931
3,658	Realty Income Corp. (REIT)	64,125
2,170	Redwood Trust, Inc. (REIT)	29,295
756	Renasant Corp.	8,142
334	Republic Bancorp, Inc./KY, Class A	6,256
354	Resource America, Inc., Class A	1,281
768	Resource Capital Corp. (REIT)	1,267
674	RLI Corp.	33,013
321	Rockville Financial, Inc.	2,889
317	Roma Financial Corp.	3,503
860	S & T Bancorp, Inc.	19,513
587	Safety Insurance Group, Inc.	18,355
703	Sanders Morris Harris Group, Inc.	2,995
593	Sandy Spring Bancorp, Inc.	6,369
158	Santander BanCorp	1,394
123	Saul Centers, Inc. (REIT)	3,170
406	SCBT Financial Corp.	8,120
765	SeaBright Insurance Holdings, Inc.*	7,436

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
535	Seacoast Banking Corp. of Florida	$2,070
1,925	Selective Insurance Group	23,158
4,134	Senior Housing Properties Trust (REIT)	52,171
303	Shore Bancshares, Inc.	3,524
268	Sierra Bancorp	1,696
140	Signature Bank/NY*	3,501
503	Simmons First National Corp., Class A	12,877
287	Smithtown Bancorp, Inc.	3,209
3,061	South Financial Group, Inc. (The)	3,857
438	Southside Bancshares, Inc.	7,630
525	Southwest Bancorp, Inc./OK	5,145
789	Sovran Self Storage, Inc. (REIT)	16,711
511	State Auto Financial Corp.	8,544
517	State Bancorp, Inc./NY	2,585
815	StellarOne Corp.	10,163
650	Sterling Bancorp/NY	5,720
2,641	Sterling Bancshares, Inc./TX	14,393
1,874	Sterling Financial Corp./WA	2,567
616	Stewart Information Services Corp.	8,987
874	Stifel Financial Corp.*	28,790
2,687	Strategic Hotels & Resorts, Inc. (REIT)	2,203
224	Stratus Properties, Inc.*	1,124
209	Suffolk Bancorp	5,436
527	Sun Bancorp, Inc./NJ*	2,314
212	Sun Communities, Inc. (REIT)	1,870
1,947	Sunstone Hotel Investors, Inc. (REIT)	4,264
3,105	Susquehanna Bancshares, Inc.	27,231
854	SVB Financial Group*	13,963
879	SWS Group, Inc.	11,928
425	SY Bancorp, Inc.	10,034
997	Texas Capital Bancshares, Inc.*	9,711
692	Thomas Properties Group, Inc.	1,031
701	Thomas Weisel Partners Group, Inc.*	2,061
209	Tompkins Financial Corp.	8,360
568	Tower Group, Inc.	11,582
750	TowneBank/VA	10,042
501	Trico Bancshares	6,608
1,776	TrustCo Bank Corp. NY	10,745
1,788	Trustmark Corp.	31,809
67	U.S. Global Investors, Inc., Class A	258
4,235	UCBH Holdings, Inc.	6,776
1,122	UMB Financial Corp.	42,557
2,169	Umpqua Holdings Corp.	18,436
487	Union Bankshares Corp./VA	6,063
665	United America Indemnity Ltd., Class A*	5,666
1,367	United Bankshares, Inc.	21,052
1,474	United Community Banks, Inc./GA	5,100
951	United Community Financial Corp./OH	523
608	United Financial Bancorp, Inc.	7,825
822	United Fire & Casualty Co.	13,941
312	United Security Bancshares/CA	1,657
375	Universal Health Realty Income Trust (REIT)	11,704
464	Univest Corp. of Pennsylvania	9,261
748	Urstadt Biddle Properties, Inc., Class A (REIT)	9,058
1,788	U-Store-It Trust (REIT)	4,470
2,327	Validus Holdings Ltd.	55,708
33	ViewPoint Financial Group	440
208	Virtus Investment Partners, Inc.*	1,038
945	Washington Real Estate Investment Trust (REIT)	16,207
490	Washington Trust Bancorp, Inc.	6,958
251	Waterstone Financial, Inc.*	575
959	WesBanco, Inc.	17,003
628	West Bancorporation, Inc.	3,831
567	West Coast Bancorp/OR	743
569	Westamerica Bancorporation	22,686
780	Western Alliance Bancorp*	3,955
1,144	Westfield Financial, Inc.	10,776
27	Westwood Holdings Group, Inc.	951
695	Wilshire Bancorp, Inc.	3,308
402	Winthrop Realty Trust (REIT)	2,979
852	Wintrust Financial Corp.	10,616
222	WSFS Financial Corp.	4,904
414	Yadkin Valley Financial Corp.	1,888
1,343	Zenith National Insurance Corp.	29,533
		3,819,428
	Health Care - 5.2%

1,173	Affymetrix, Inc.*	2,499
525	Albany Molecular Research, Inc.*	4,552
73	Alliance HealthCare Services, Inc.*	599
1,933	AMERIGROUP Corp.*	47,900
87	AMN Healthcare Services, Inc.*	566
1,137	Amsurg Corp.*	17,760
513	Angiodynamics, Inc.*	6,089
1,960	Arena Pharmaceuticals, Inc.*	8,173
899	Assisted Living Concepts, Inc., Class A*	2,661
155	BioForm Medical, Inc.*	167
99	BMP Sunstone Corp.*	287
1,725	Caliper Life Sciences, Inc.*	1,553
449	Cambrex Corp.*	970
451	Cantel Medical Corp.*	5,628
753	Capital Senior Living Corp.*	2,184
702	Cardiac Science Corp.*	2,555
1,802	Celera Corp.*	11,587
1,439	Centene Corp.*	24,434
209	Chemed Corp.	8,320
57	Computer Programs & Systems, Inc.	1,525
954	Conmed Corp.*	12,965
904	Cross Country Healthcare, Inc.*	6,690
255	Cypress Bioscience, Inc.*	2,152
116	Cytokinetics, Inc.*	183
184	Emergency Medical Services Corp., Class A*	5,634
126	Emergent Biosolutions, Inc.*	2,433
282	Ensign Group, Inc. (The)	3,731
280	Enzo Biochem, Inc.*	1,028
2,041	ev3, Inc.*	12,022
1,082	Five Star Quality Care, Inc.*	1,655
523	Gentiva Health Services, Inc.*	9,064
1,148	Geron Corp.*	5,281
826	Greatbatch, Inc.*	16,090
1,112	Hanger Orthopedic Group, Inc.*	14,790
3,177	HealthSouth Corp.*	24,939
1,784	Healthspring, Inc.*	14,450
4,323	Human Genome Sciences, Inc.*	8,170
211	ICU Medical, Inc.*	6,653
944	Invacare Corp.	15,142
14	IPC The Hospitalist Co., Inc.*	224
132	Jazz Pharmaceuticals, Inc.*	98
1,011	Kindred Healthcare, Inc.*	14,548
153	Landauer, Inc.	7,652
2,047	Lexicon Pharmaceuticals, Inc.*	1,883
1,462	Magellan Health Services, Inc.*	48,480
887	MannKind Corp.*	1,916
538	Maxygen, Inc.*	3,739
574	Medcath Corp.*	4,603

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
317	Medical Action Industries, Inc.*	$2,118
496	Molina Healthcare, Inc.*	9,290
1,708	Nabi Biopharmaceuticals*	6,439
38	National Healthcare Corp.	1,577
14	National Research Corp.	288
1,949	Nektar Therapeutics*	8,751
715	Nighthawk Radiology Holdings, Inc.*	1,902
383	NxStage Medical, Inc.*	1,199
926	Odyssey HealthCare, Inc.*	9,593
112	OraSure Technologies, Inc.*	287
413	Orthofix International N.V.*	6,563
134	Owens & Minor, Inc.	4,517
659	Palomar Medical Technologies, Inc.*	4,811
1,247	Par Pharmaceutical Cos., Inc.*	16,610
613	PharmaNet Development Group, Inc.*	3,028
1,098	PharMerica Corp.*	18,424
65	Providence Service Corp. (The)*	205
65	RadNet, Inc.*	149
652	RehabCare Group, Inc.*	9,539
896	Res-Care, Inc.*	10,958
1,724	Salix Pharmaceuticals Ltd.*	12,844
35	Sirona Dental Systems, Inc.*	390
632	Skilled Healthcare Group, Inc., Class A*	5,353
183	Sunrise Senior Living, Inc.*	121
902	Symmetry Medical, Inc.*	4,826
78	TomoTherapy, Inc.*	189
512	Triple-S Management Corp., Class B*	5,893
1,420	Universal American Corp.*	9,528
1,198	Valeant Pharmaceuticals International*	20,845
57	Varian, Inc.*	1,290
2,842	Viropharma, Inc.*	11,794
256	Vital Images, Inc.*	2,506
		588,051
	Industrials - 12.8%

60	3D Systems Corp.*	308
721	A. O. Smith Corp.	18,407
1,081	AAR Corp.*	14,291
1,579	ABM Industries, Inc.	19,311
1,956	ACCO Brands Corp.*	1,858
830	Aceto Corp.	5,005
198	Actuant Corp., Class A	2,037
196	Acuity Brands, Inc.	4,492
1,685	Aircastle Ltd.	5,527
2,036	Airtran Holdings, Inc.*	6,088
224	Alamo Group, Inc.	2,596
1,299	Alaska Air Group, Inc.*	28,461
1,072	Albany International Corp., Class A	9,219
78	Allegiant Travel Co.*	2,677
339	Amerco, Inc.*	9,661
72	American Railcar Industries, Inc.	543
86	American Woodmark Corp.	1,244
260	Ameron International Corp.	12,706
79	Ampco-Pittsburgh Corp.	865
57	Amrep Corp.*	1,060
520	Apogee Enterprises, Inc.	4,924
1,069	Applied Industrial Technologies, Inc.	17,232
331	Applied Signal Technology, Inc.	6,329
60	Argon ST, Inc.*	1,021
817	Arkansas Best Corp.	14,232
50	Astec Industries, Inc.*	1,111
767	ATC Technology Corp.*	7,984
480	Atlas Air Worldwide Holdings, Inc.*	6,787
261	AZZ, Inc.*	5,283
36	Badger Meter, Inc.	904
1,665	Baldor Electric Co.	20,330
847	Beacon Roofing Supply, Inc.*	9,292
1,170	Belden, Inc.	12,484
1,377	Blount International, Inc.*	10,093
898	Bowne & Co., Inc.	1,419
1,813	Brady Corp., Class A	31,057
1,790	Briggs & Stratton Corp.	21,802
574	Builders FirstSource, Inc.*	1,102
77	CAI International, Inc.*	213
327	Cascade Corp.	5,363
350	Casella Waste Systems, Inc., Class A*	735
411	CDI Corp.	3,119
789	Celadon Group, Inc.*	4,537
951	Ceradyne, Inc.*	16,319
270	China BAK Battery, Inc.*	378
87	CIRCOR International, Inc.	1,934
696	CLARCOR, Inc.	18,347
78	Coleman Cable, Inc.*	200
610	Columbus McKinnon Corp.*	5,350
1,449	Comfort Systems USA, Inc.	13,794
778	Commercial Vehicle Group, Inc.*	490
525	COMSYS IT Partners, Inc.*	1,334
155	Consolidated Graphics, Inc.*	2,091
401	Cornell Cos., Inc.*	6,111
377	Courier Corp.	5,135
149	CRA International, Inc.*	3,256
563	Cubic Corp.	14,672
244	Curtiss-Wright Corp.	6,488
889	Deluxe Corp.	6,863
780	Dollar Thrifty Automotive Group, Inc.*	569
381	Ducommun, Inc.	4,846
1,448	Dycom Industries, Inc.*	6,690
163	Dynamex, Inc.*	1,878
833	DynCorp International, Inc., Class A*	10,154
1,502	EMCOR Group, Inc.*	23,146
658	Encore Wire Corp.	11,844
175	Energy Recovery, Inc.*	1,104
313	EnerNOC, Inc.*	3,468
693	EnerSys*	7,429
929	Ennis, Inc.	7,599
642	EnPro Industries, Inc.*	10,561
184	Esterline Technologies Corp.*	4,663
151	Exponent, Inc.*	3,393
1,733	Federal Signal Corp.	10,953
371	First Advantage Corp., Class A*	3,870
1,033	Force Protection, Inc.*	5,330
324	Franklin Electric Co., Inc.	7,128
381	FreightCar America, Inc.	6,226
339	Furmanite Corp.*	1,054
668	G&K Services, Inc., Class A	11,924
309	Genesee & Wyoming, Inc., Class A*	6,455
587	GeoEye, Inc.*	13,266
971	Gibraltar Industries, Inc.	6,370
764	GrafTech International Ltd.*	4,317
1,196	Granite Construction, Inc.	42,554
1,438	Great Lakes Dredge & Dock Corp.	3,480
591	Greenbrier Cos., Inc.	2,222
1,933	Griffon Corp.*	14,053
354	GT Solar International, Inc.*	1,512
590	H&E Equipment Services, Inc.*	3,033
204	Hawaiian Holdings, Inc.*	647
763	Heartland Express, Inc.	9,438
621	Heidrick & Struggles International, Inc.	9,961
322	Herley Industries, Inc.*	3,111
916	Herman Miller, Inc.	9,233

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,465	HNI Corp.	$14,372
470	HUB Group, Inc., Class A*	8,441
148	Hudson Highland Group, Inc.*	172
232	Hurco Cos, Inc.*	2,694
226	ICF International, Inc.*	5,422
177	ICT Group, Inc.*	637
1,335	Insituform Technologies, Inc., Class A*	16,260
571	Insteel Industries, Inc.	3,597
219	Integrated Electrical Services, Inc.*	1,684
1,169	Interline Brands, Inc.*	9,282
205	International Shipholding Corp.	3,526
6,250	JetBlue Airways Corp.*	23,812
465	Kadant, Inc.*	4,213
863	Kaman Corp.	10,114
947	Kelly Services, Inc., Class A	7,197
962	Kforce, Inc.*	6,166
1,153	Kimball International, Inc., Class B	6,918
178	Knoll, Inc.	1,175
1,556	Korn/Ferry International*	14,377
370	L.B. Foster Co., Class A*	7,907
43	LaBarge, Inc.*	239
574	Ladish Co., Inc.*	3,932
151	Lawson Products	2,683
539	Layne Christensen Co.*	8,770
591	LECG Corp.*	1,602
119	LMI Aerospace, Inc.*	1,041
678	LSI Industries, Inc.	2,387
599	Lydall, Inc.*	1,677
397	M&F Worldwide Corp.*	4,180
552	Marten Transport Ltd.*	9,141
161	MasTec, Inc.*	1,523
273	McGrath Rentcorp	4,264
58	Medis Technologies Ltd.*	33
226	Michael Baker Corp.*	7,234
727	Mine Safety Appliances Co.	13,268
206	Mobile Mini, Inc.*	2,008
1,381	Moog, Inc., Class A*	32,108
3,405	MPS Group, Inc.*	16,923
1,245	Mueller Industries, Inc.	22,497
4,158	Mueller Water Products, Inc., Class A	8,940
48	Multi-Color Corp.	622
214	NACCO Industries, Inc., Class A	4,451
713	NCI Building Systems, Inc.*	3,608
102	NN, Inc.	97
330	Northwest Pipe Co.*	8,993
365	Odyssey Marine Exploration, Inc.*	1,226
297	Old Dominion Freight Line, Inc.*	6,472
1,279	On Assignment, Inc.*	3,018
1,275	Otter Tail Corp.	22,198
769	Pacer International, Inc.	2,253
295	Park-Ohio Holdings Corp.*	1,053
54	Patriot Transportation Holding, Inc.*	3,284
1,081	Perini Corp.*	16,561
414	Pike Electric Corp.*	3,382
4,193	Plug Power, Inc.*	4,025
18	Powell Industries, Inc.*	539
2,522	Power-One, Inc.*	1,917
84	Preformed Line Products Co.	2,553
474	Quanex Building Products Corp.	3,323
1,162	Regal-Beloit Corp.	33,326
1,262	Republic Airways Holdings, Inc.*	8,733
419	Robbins & Myers, Inc.	6,758
1,213	Rush Enterprises, Inc., Class A*	9,910
486	Saia, Inc.*	4,218
40	Sauer-Danfoss, Inc.	234
544	Schawk, Inc.	4,211
679	School Specialty, Inc.*	9,554
12	Seaboard Corp.	10,560
1,344	Simpson Manufacturing Co., Inc.	20,913
2,107	Skywest, Inc.	21,576
939	Spherion Corp.*	1,155
80	Standard Parking Corp.*	1,302
370	Standard Register Co. (The)	1,791
451	Standex International Corp.	4,884
139	Sterling Construction Co., Inc.*	2,077
379	TAL International Group, Inc.	2,827
589	Tecumseh Products Co., Class A*	3,122
42	Tennant Co.	414
195	Textainer Group Holdings Ltd.	1,152
378	Thermadyne Holdings Corp.*	737
869	Tredegar Corp.	14,512
398	Trex Co., Inc.*	3,586
528	Trimas Corp.*	597
262	Triumph Group, Inc.	9,463
1,447	TrueBlue, Inc.*	10,172
281	Twin Disc, Inc.	1,363
2,402	UAL Corp.*	11,794
832	Ultrapetrol Bahamas Ltd.*	1,714
64	United Capital Corp.*	1,011
845	United Stationers, Inc.*	18,362
600	Universal Forest Products, Inc.	13,074
168	Universal Truckload Services, Inc.*	2,031
4,117	US Airways Group, Inc.*	11,733
447	Valence Technology, Inc.*	738
748	Viad Corp.	10,547
433	Volt Information Sciences, Inc.*	3,377
1,109	Wabash National Corp.	2,273
229	Wabtec Corp.	6,128
857	Waste Services, Inc.*	3,728
396	Watsco, Inc.	13,595
515	Watson Wyatt Worldwide, Inc., Class A	25,292
1,054	Watts Water Technologies, Inc., Class A	17,886
1,535	Werner Enterprises, Inc.	20,907
449	Woodward Governor Co.	7,732
2,062	YRC Worldwide, Inc.*	4,536
		1,457,548
	Information Technology - 11.0%

14,559	3Com Corp.*	32,175
865	Actel Corp.*	7,846
2,206	Acxiom Corp.	18,266
4,367	Adaptec, Inc.*	10,219
888	Adtran, Inc.	12,823
936	Advanced Energy Industries, Inc.*	6,327
820	Agilysys, Inc.	2,944
86	Airvana, Inc.*	465
277	American Software, Inc., Class A	1,058
3,448	Amkor Technology, Inc.*	5,896
528	Anaren, Inc.*	5,914
987	Anixter International, Inc.*	29,028
1,591	Applied Micro Circuits Corp.*	5,743
435	Ariba, Inc.*	3,806
4,426	Arris Group, Inc.*	27,087
1,583	Asyst Technologies, Inc.*	317
1,089	Avid Technology, Inc.*	10,846
1,615	Avocent Corp.*	19,348
3,699	Axcelis Technologies, Inc.*	1,176
399	Bel Fuse, Inc., Class B	3,739
2,010	Benchmark Electronics, Inc.*	19,638
633	Black Box Corp.	12,559
121	Blackbaud, Inc.	1,239

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,638	Bookham, Inc.*	$837
793	Bottomline Technologies, Inc.*	4,639
1,800	Brightpoint, Inc.*	7,056
2,293	Brooks Automation, Inc.*	9,814
863	CACI International, Inc., Class A*	36,911
190	Ceva, Inc.*	1,115
1,432	Checkpoint Systems, Inc.*	11,141
2,196	Ciber, Inc.*	5,688
769	Cirrus Logic, Inc.*	2,730
621	Cogent, Inc.*	6,458
853	Coherent, Inc.*	13,051
773	Cohu, Inc.	6,547
39	Comverge, Inc.*	167
313	CPI International, Inc.*	2,307
858	Cray, Inc.*	2,111
576	CSG Systems International, Inc.*	7,788
1,215	CTS Corp.	3,827
828	Cymer, Inc.*	15,293
390	DealerTrack Holdings, Inc.*	4,118
35	Deltek, Inc.*	127
69	DG FastChannel, Inc.*	1,072
765	Digi International, Inc.*	5,477
14	Digimarc Corp.*	133
832	DSP Group, Inc.*	4,618
737	Electro Rent Corp.	5,638
979	Electro Scientific Industries, Inc.*	5,189
1,920	Electronics for Imaging, Inc.*	17,088
563	EMS Technologies, Inc.*	11,305
3,047	Emulex Corp.*	16,027
3,877	Entegris, Inc.*	2,365
40	Entropic Communications, Inc.*	23
2,142	Epicor Software Corp.*	6,019
433	EPIQ Systems, Inc.*	7,305
1,702	Euronet Worldwide, Inc.*	16,663
1,220	Exar Corp.*	7,137
3,188	Extreme Networks*	4,527
1,756	Fair Isaac Corp.	19,228
1,317	FEI Co.*	18,846
693	Formfactor, Inc.*	10,021
855	Gerber Scientific, Inc.*	1,992
892	Gevity HR, Inc.	1,900
543	Global Cash Access Holdings, Inc.*	1,526
242	Globecomm Systems, Inc.*	1,210
1,876	Harmonic, Inc.*	10,205
921	Harris Stratex Networks, Inc., Class A*	3,620
573	HSW International, Inc.*	103
851	Hutchinson Technology, Inc.*	1,532
517	Hypercom Corp.*	615
566	i2 Technologies, Inc.*	4,239
221	ICx Technologies, Inc.*	1,010
1,078	Imation Corp.	8,667
485	Immersion Corp.*	1,867
1,194	infoGROUP, Inc.*	3,534
525	Infospace, Inc.*	2,777
1,693	Insight Enterprises, Inc.*	4,453
907	Internap Network Services Corp.*	2,766
447	Internet Brands, Inc., Class A*	2,141
537	Internet Capital Group, Inc.*	2,175
253	Interwoven, Inc.*	4,066
783	Intevac, Inc.*	3,062
619	Ixia*	3,083
225	IXYS Corp.	1,897
203	Jack Henry & Associates, Inc.	3,234
863	JDA Software Group, Inc.*	8,371
180	Kenexa Corp.*	828
404	Keynote Systems, Inc.*	2,977
2,227	Kopin Corp.*	3,541
2,305	L-1 Identity Solutions, Inc.*	10,603
2,050	Lattice Semiconductor Corp.*	2,644
468	Limelight Networks, Inc.*	1,254
442	Littelfuse, Inc.*	5,048
421	Loral Space & Communications, Inc.*	5,014
4,293	LTX-Credence Corp.*	859
2,751	Macrovision Solutions Corp.*	43,273
1,782	Mattson Technology, Inc.*	1,016
553	MAXIMUS, Inc.	20,378
521	Measurement Specialties, Inc.*	1,907
3,064	Mentor Graphics Corp.*	13,574
821	Mercury Computer Systems, Inc.*	5,066
1,372	Methode Electronics, Inc.	4,871
1,399	MIPS Technologies, Inc.*	2,798
1,689	MKS Instruments, Inc.*	21,264
1,667	ModusLink Global Solutions, Inc.*	3,167
160	Monotype Imaging Holdings, Inc.*	395
5,676	MRV Communications, Inc.*	1,703
1,623	MSC.Software Corp.*	7,498
415	MTS Systems Corp.	9,811
39	Multi-Fineline Electronix, Inc.*	557
1,287	Ness Technologies, Inc.*	3,771
1,064	Netgear, Inc.*	11,757
165	Netscout Systems, Inc.*	2,180
1,300	Newport Corp.*	5,226
639	Novatel Wireless, Inc.*	3,489
1,685	Omnivision Technologies, Inc.*	11,441
2,828	OpenTV Corp., Class A*	3,337
475	Oplink Communications, Inc.*	3,515
46	Opnet Technologies, Inc.*	421
433	Opnext, Inc.*	723
207	Orbcomm, Inc.*	426
118	OSI Systems, Inc.*	1,864
565	Palm, Inc.*	4,091
212	Parametric Technology Corp.*	1,726
137	Park Electrochemical Corp.	2,152
343	PC Connection, Inc.*	1,245
71	PC Mall, Inc.*	231
263	PC-Tel, Inc.	1,333
1,155	Perficient, Inc.*	4,066
3,123	Perot Systems Corp., Class A*	35,540
1,513	Photronics, Inc.*	1,392
1,767	Plantronics, Inc.	15,179
128	Plexus Corp.*	1,645
52	PLX Technology, Inc.*	111
3,246	PMC - Sierra, Inc.*	16,587
228	Polycom, Inc.*	3,032
4,745	Powerwave Technologies, Inc.*	1,613
135	Progress Software Corp.*	2,152
3,236	Quantum Corp.*	1,197
2,377	Quest Software, Inc.*	26,860
948	Rackable Systems, Inc.*	3,479
163	Rackspace Hosting, Inc.*	883
810	Radisys Corp.*	4,941
1,852	RealNetworks, Inc.*	4,260
9,499	RF Micro Devices, Inc.*	8,644
328	Rimage Corp.*	4,195
647	Rogers Corp.*	11,808
988	Rudolph Technologies, Inc.*	2,677
417	S1 Corp.*	2,377
4,051	Safeguard Scientifics, Inc.*	2,066
13,208	Sanmina-SCI Corp.*	3,302
231	Scansource, Inc.*	3,666
1,115	Seachange International, Inc.*	5,430
138	Semitool, Inc.*	344
123	Semtech Corp.*	1,445

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
235	ShoreTel, Inc.*	$916
164	Sigma Designs, Inc.*	2,250
2,821	Silicon Storage Technology, Inc.*	4,119
2,190	SiRF Technology Holdings, Inc.*	4,008
1,913	Skyworks Solutions, Inc.*	12,434
1,600	Smart Modular Technologies WWH, Inc.*	1,952
183	Smith Micro Software, Inc.*	778
315	Sonic Solutions, Inc.*	312
1,701	SonicWALL, Inc.*	7,518
140	Sourcefire, Inc.*	948
4,168	Spansion, Inc., Class A*	208
712	SRA International, Inc., Class A*	9,669
366	Standard Microsystems Corp.*	5,699
128	Super Micro Computer, Inc.*	580
528	SupportSoft, Inc.*	919
452	Sybase, Inc.*	12,285
6,159	Sycamore Networks, Inc.*	15,521
1,660	Symmetricom, Inc.*	5,611
572	Symyx Technologies, Inc.*	2,128
628	SYNNEX Corp.*	9,307
1,382	Technitrol, Inc.	1,783
2,089	Tekelec*	25,611
262	TheStreet.com, Inc.	516
749	THQ, Inc.*	1,872
6,318	TIBCO Software, Inc.*	30,516
89	TNS, Inc.*	595
1,330	Trident Microsystems, Inc.*	1,716
5,176	TriQuint Semiconductor, Inc.*	12,060
1,350	TTM Technologies, Inc.*	6,223
702	Ultra Clean Holdings*	821
2,785	United Online, Inc.	12,978
3,786	Utstarcom, Inc.*	3,824
180	Veeco Instruments, Inc.*	767
1,174	VeriFone Holdings, Inc.*	5,095
725	Viasat, Inc.*	13,267
417	Vignette Corp.*	2,756
86	Virtusa Corp.*	527
769	Web.com Group, Inc.*	2,307
158	Websense, Inc.*	1,763
81	Wright Express Corp.*	1,186
1,870	Zoran Corp.*	9,724
552	Zygo Corp.*	2,258
		1,252,102
	Materials - 4.1%

979	A. Schulman, Inc.	13,990
1,920	AbitibiBowater, Inc.*	864
192	Allied Nevada Gold Corp.*	768
596	AM Castle & Co.	4,345
623	AMCOL International Corp.	7,520
41	American Vanguard Corp.	566
592	Arch Chemicals, Inc.	10,644
1,289	Boise, Inc.*	322
736	Brush Engineered Materials, Inc.*	9,126
1,415	Buckeye Technologies, Inc.*	3,198
65	Bway Holding Co.*	407
620	China Precision Steel, Inc.*	614
259	Clearwater Paper Corp.*	2,556
19,893	Coeur d’Alene Mines Corp.*	15,119
557	Compass Minerals International, Inc.	29,087
197	Ferro Corp.	290
424	General Moly, Inc.*	322
71	GenTek, Inc.*	993
1,633	Glatfelter	10,157
323	Haynes International, Inc.*	4,360
1,749	HB Fuller Co.	19,939
1,295	Headwaters, Inc.*	2,564
6,121	Hecla Mining Co.*	9,304
1,261	Horsehead Holding Corp.*	4,804
619	ICO, Inc.*	997
180	Innophos Holdings, Inc.	1,912
325	Innospec, Inc.	1,313
569	Kaiser Aluminum Corp.	12,541
647	KapStone Paper and Packaging Corp.*	977
706	Koppers Holdings, Inc.	9,432
3,730	Louisiana-Pacific Corp.	6,043
213	LSB Industries, Inc.*	1,845
1,087	Mercer International, Inc.*	587
368	Minerals Technologies, Inc.	11,011
438	Myers Industries, Inc.	1,730
527	Neenah Paper, Inc.	2,767
100	NL Industries, Inc.	927
2,699	Olin Corp.	28,178
80	Olympic Steel, Inc.	990
1,103	OM Group, Inc.*	17,096
406	Penford Corp.	1,981
3,368	PolyOne Corp.*	5,422
63	Quaker Chemical Corp.	355
859	Rock-Tenn Co., Class A	23,717
1,505	Rockwood Holdings, Inc.*	8,864
1,056	Royal Gold, Inc.	42,726
830	RTI International Metals, Inc.*	8,997
566	Schweitzer-Mauduit International, Inc.	8,603
1,735	Sensient Technologies Corp.	35,047
453	Silgan Holdings, Inc.	22,224
787	Solutia, Inc.*	2,951
1,104	Spartech Corp.	2,738
135	Stepan Co.	3,831
1,032	Stillwater Mining Co.*	3,261
127	Sutor Technology Group Ltd.*	144
1,326	U.S. Concrete, Inc.*	2,029
28	United States Lime & Minerals, Inc.*	586
219	Universal Stainless & Alloy*	2,234
506	Verso Paper Corp.	293
1,593	Wausau Paper Corp.	8,841
692	Westlake Chemical Corp.	8,643
1,905	Worthington Industries, Inc.	15,621
602	WR Grace & Co.*	3,371
		462,684
	Telecommunication Services - 1.0%

762	Alaska Communications Systems Group, Inc.	4,793
342	Atlantic Tele-Network, Inc.	7,131
350	Centennial Communications Corp.*	2,881
8,320	Cincinnati Bell, Inc.*	13,811
529	Consolidated Communications Holdings, Inc.	5,115
3,215	Fairpoint Communications, Inc.	6,334
4,344	FiberTower Corp.*	434
1,633	General Communication, Inc., Class A*	8,802
639	Global Crossing Ltd.*	4,677
1,855	Globalstar, Inc.*	482
1,078	Ibasis, Inc.*	679
2,531	ICO Global Communications Holdings Ltd.*	633
652	IDT Corp., Class B*	594
1,015	Iowa Telecommunications Services, Inc.	13,763
419	iPCS, Inc.*	3,457
1,111	PAETEC Holding Corp.*	1,633
319	Premiere Global Services, Inc.*	2,667

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
84	Shenandoah Telecommunications Co.	$1,777
965	Syniverse Holdings, Inc.*	14,600
1,470	TerreStar Corp.*	676
648	tw telecom, Inc.*	5,210
842	USA Mobility, Inc.*	7,696
297	Vonage Holdings Corp.*	104
		107,949
	Utilities - 8.0%

1,000	Allete, Inc.	26,640
623	American States Water Co.	20,902
1,916	Avista Corp.	27,418
1,387	Black Hills Corp.	24,703
708	California Water Service Group	27,796
418	Central Vermont Public Service Corp.	8,611
570	CH Energy Group, Inc.	23,746
246	Chesapeake Utilities Corp.	6,531
2,174	Cleco Corp.	44,611
304	Connecticut Water Service, Inc.	6,180
1,617	El Paso Electric Co.*	22,848
1,219	Empire District Electric Co. (The)	16,834
1,634	IDACORP, Inc.	39,772
788	Laclede Group, Inc. (The)	31,189
797	MGE Energy, Inc.	23,974
479	Middlesex Water Co.	6,701
1,514	New Jersey Resources Corp.	53,096
1,630	Nicor, Inc.	51,149
954	Northwest Natural Gas Co.	39,066
1,297	NorthWestern Corp.	26,576
2,651	Piedmont Natural Gas Co.	63,995
3,120	PNM Resources, Inc.	23,993
2,258	Portland General Electric Co.	37,076
446	SJW Corp.	10,280
1,074	South Jersey Industries, Inc.	38,729
1,563	Southwest Gas Corp.	30,463
884	Southwest Water Co.	4,234
377	Synthesis Energy Systems, Inc.*	170
911	UIL Holdings Corp.	18,694
1,243	Unisource Energy Corp.	31,249
3,786	Westar Energy, Inc.	63,983
1,786	WGL Holdings, Inc.	54,223
		905,432
	Total Common Stocks (Cost $12,737,372)	10,467,802

Principal Amount
	Repurchase Agreements - 32.8%
$341,808	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $341,815(b)	341,808
273,446	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $273,458(c)	273,446
50,494	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $50,495(d)	50,494
54,689	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $54,690(e)	54,689
273,446	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $273,461(f)	273,446
273,446	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $273,452(g)	273,446
546,892	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $546,924(h)	546,892
136,723	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $136,726(i)	136,723
820,338	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $820,356(j)	820,338
136,723	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $136,725(k)	136,723
822,592	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $822,610(l)	822,592
	Total Repurchase Agreements (Cost $3,730,597)	3,730,597
	Total Investments (Cost $16,467,969) — 124.9%	14,198,399
	Liabilities in excess of other assets — (24.9)%	(2,831,381)
	Net Assets — 100.0%	$11,367,018

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $348,644. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $278,916. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $51,505. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $55,783. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $278,916. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $278,915. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $557,831. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $139,458. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $836,745. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $139,458. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $839,045. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,942,881)
Net unrealized depreciation	$(9,942,881)
Federal income tax cost of investments	$24,141,280

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	03/06/09	$6,229,608	$(1,737,709)

Equity Index Swap Agreement based on the Russell 2000® Value Index	03/06/09	6,320,623	(1,144,488)

		$12,550,231	$(2,882,197)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) - 94.8%
	Consumer Discretionary - 12.6%

1,065	1-800-FLOWERS.COM, Inc., Class A*	$1,416
1,060	99 Cents Only Stores*	8,734
2,727	Aeropostale, Inc.*	63,239
541	AFC Enterprises, Inc.*	2,272
778	Ambassadors Group, Inc.	5,874
1,381	American Apparel, Inc.*	2,375
449	American Public Education, Inc.*	16,770
903	Amerigon, Inc.*	2,592
1,112	Arbitron, Inc.	14,389
49	Aristotle Corp. (The)*	167
2,230	Bally Technologies, Inc.*	41,478
351	Bebe Stores, Inc.	1,811
236	Bidz.com, Inc.*	699
555	BJ’s Restaurants, Inc.*	6,899
544	Blue Nile, Inc.*	12,985
1,288	Borders Group, Inc.*	708
946	Buckle, Inc. (The)	22,449
726	Buffalo Wild Wings, Inc.*	22,412
272	Cache, Inc.*	460
634	California Pizza Kitchen, Inc.*	6,594
580	Capella Education Co.*	32,167
212	Cato Corp. (The), Class A	3,102
204	Cavco Industries, Inc.*	4,508
719	CEC Entertainment, Inc.*	16,789
1,539	Champion Enterprises, Inc.*	446
132	Charlotte Russe Holding, Inc.*	694
7,168	Charter Communications, Inc., Class A*	165
2,435	Cheesecake Factory, Inc. (The)*	19,821
166	Cherokee, Inc.	2,314
2,252	Chico’s FAS, Inc.*	10,202
979	Christopher & Banks Corp.	3,808
441	Cinemark Holdings, Inc.	3,391
582	Citi Trends, Inc.*	7,100
2,135	CKE Restaurants, Inc.	14,881
1,234	CKX, Inc.*	4,282
1,139	Coinstar, Inc.*	29,773
2,320	Coldwater Creek, Inc.*	3,921
3,472	Corinthian Colleges, Inc.*	68,398
611	Cracker Barrel Old Country Store, Inc.	13,674
3,142	CROCS, Inc.*	3,833
191	Crown Media Holdings, Inc., Class A*	313
532	Deckers Outdoor Corp.*	21,956
3,873	Denny’s Corp.*	6,197
709	DineEquity, Inc.	5,211
1,038	Dolan Media Co.*	6,280
569	Dover Downs Gaming & Entertainment, Inc.	1,519
618	Dover Motorsports, Inc.	865
70	Drew Industries, Inc.*	435
3,406	drugstore.com, Inc.*	2,929
310	DSW, Inc., Class A*	2,700
94	Einstein Noah Restaurant Group, Inc.*	426
1,140	Entravision Communications Corp., Class A*	433
3,068	Exide Technologies*	10,002
560	FGX International Holdings Ltd.*	4,749
546	Finish Line (The), Class A	2,266
1,849	Fossil, Inc.*	23,334
467	Fuel Systems Solutions, Inc.*	9,251
398	Fuqi International, Inc.*	1,616
350	G-III Apparel Group Ltd.*	1,190
732	Gaiam, Inc., Class A*	2,218
660	Global Sources Ltd.*	2,793
483	Global Traffic Network, Inc.*	1,990
374	Grand Canyon Education, Inc. *	6,365
115	Great Wolf Resorts, Inc.*	196
836	Gymboree Corp.*	21,502
192	Harte-Hanks, Inc.	1,077
196	Haverty Furniture Cos., Inc.	1,725
486	Hayes Lemmerz International, Inc.*	24
509	hhgregg, Inc.*	5,222
1,159	Hibbett Sports, Inc.*	16,249
21	Hooker Furniture Corp.	145
1,669	Iconix Brand Group, Inc.*	13,519
708	Interactive Data Corp.	16,015
729	iRobot Corp.*	5,745
1,727	J. Crew Group, Inc.*	19,446
1,488	Jack in the Box, Inc.*	28,927
156	JoS. A. Bank Clothiers, Inc.*	3,526
256	K12, Inc.*	4,252
2,295	Krispy Kreme Doughnuts, Inc.*	2,961
1,343	Leapfrog Enterprises, Inc.*	1,934
365	Learning Tree International, Inc.*	2,478
506	Libbey, Inc.	511
1,420	Life Time Fitness, Inc.*	12,155
84	Lincoln Educational Services Corp.*	1,205
790	Lululemon Athletica, Inc.*	4,519
383	Lumber Liquidators, Inc.*	3,669
456	Maidenform Brands, Inc.*	3,981
137	Marine Products Corp.	517
1,031	Martha Stewart Living Omnimedia, Class A*	2,186
1,995	Marvel Entertainment, Inc.*	51,591
1,203	Matthews International Corp., Class A	41,792
236	Men’s Wearhouse, Inc. (The)	2,520
564	Midas, Inc.*	4,145
198	Monarch Casino & Resort, Inc.*	1,443
54	Monro Muffler, Inc.	1,271
905	Morgans Hotel Group Co.*	2,091
1,715	National CineMedia, Inc.	18,865
16	National Presto Industries, Inc.	968
1,645	NetFlix, Inc.*	59,450
150	New York & Co., Inc.*	327
1,245	NutriSystem, Inc.	16,061
94	Orbitz Worldwide, Inc.*	231
628	Overstock.com, Inc.*	5,118
691	Papa John’s International, Inc.*	15,306
537	Peet’s Coffee & Tea, Inc.*	11,572
268	Perry Ellis International, Inc.*	1,270
968	PetMed Express, Inc.*	13,339
916	PF Chang’s China Bistro, Inc.*	18,045
599	Pier 1 Imports, Inc.*	126
502	Playboy Enterprises, Inc., Class B*	708
1,185	Polaris Industries, Inc.	21,816
1,579	Pool Corp.	20,953
326	Pre-Paid Legal Services, Inc.*	10,403
545	Princeton Review, Inc.*	2,507
3,364	Quantum Fuel Systems Technologies Worldwide, Inc.*	2,220
1,235	Raser Technologies, Inc.*	4,063
818	RCN Corp.*	3,509
564	Red Robin Gourmet Burgers, Inc.*	8,014
60	Retail Ventures, Inc.*	98
88	RHI Entertainment, Inc.*	239
282	Rick’s Cabaret International, Inc.*	854
327	Riviera Holdings Corp.*	824
456	Ruth’s Hospitality Group, Inc.*	456
3,584	Sally Beauty Holdings, Inc.*	13,870
2,157	Shuffle Master, Inc.*	6,385
802	Shutterfly, Inc.*	6,440

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
696	Sinclair Broadcast Group, Inc., Class A	$780
94	Skechers U.S.A., Inc., Class A*	600
1,531	Smith & Wesson Holding Corp.*	5,864
2,059	Sonic Corp.*	18,531
2,746	Sotheby’s	18,426
102	Spartan Motors, Inc.	233
557	Stamps.com, Inc.*	4,634
383	Steiner Leisure Ltd.*	9,655
183	Systemax, Inc.	1,698
1,882	Tempur-Pedic International, Inc.	11,555
2,012	Texas Roadhouse, Inc., Class A*	16,498
713	Town Sports International Holdings, Inc.*	1,376
1,018	Tractor Supply Co.*	31,802
695	True Religion Apparel, Inc.*	7,103
2,527	Tupperware Brands Corp.	35,833
802	Tween Brands, Inc.*	962
827	Ulta Salon Cosmetics & Fragrance, Inc.*	4,631
1,343	Under Armour, Inc., Class A*	19,326
534	Universal Electronics, Inc.*	8,314
329	Universal Technical Institute, Inc.*	3,629
1,142	Vail Resorts, Inc.*	21,561
958	Valassis Communications, Inc.*	1,293
55	Value Line, Inc.	1,652
1,408	Visteon Corp.*	155
741	Volcom, Inc.*	5,898
1,855	Warnaco Group, Inc. (The)*	40,161
13,952	Wendy’s/Arby’s Group, Inc., Class A	63,203
3,753	Wet Seal, Inc. (The), Class A*	9,383
167	Weyco Group, Inc.	3,661
1,583	Willbros Group, Inc.*	11,366
1,185	Winnebago Industries	4,799
1,789	WMS Industries, Inc.*	32,435
2,029	Wolverine World Wide, Inc.	30,760
599	Wonder Auto Technology, Inc.*	1,450
865	World Wrestling Entertainment, Inc., Class A	8,391
801	Zumiez, Inc.*	6,320
		1,579,144
	Consumer Staples - 3.0%

809	AgFeed Industries, Inc.*	898
114	Alico, Inc.	2,962
2,602	Alliance One International, Inc.*	9,003
202	American Dairy, Inc.*	2,325
2,516	American Oriental Bioengineering, Inc.*	9,284
44	Arden Group, Inc., Class A	4,557
344	Boston Beer Co., Inc., Class A*	8,246
423	Calavo Growers, Inc.	5,017
482	Cal-Maine Foods, Inc.	10,739
659	Chattem, Inc.*	41,800
321	China Sky One Medical, Inc.*	3,531
166	Coca-Cola Bottling Co. Consolidated	7,263
3,322	Darling International, Inc.*	14,384
655	Diamond Foods, Inc.	14,050
1,901	Flowers Foods, Inc.	42,411
518	Great Atlantic & Pacific Tea Co.*	2,108
701	Green Mountain Coffee Roasters, Inc.*	26,182
178	Hain Celestial Group, Inc. (The)*	2,506
272	HQ Sustainable Maritime Industries, Inc.*	1,700
33	Inter Parfums, Inc.	180
822	Lancaster Colony Corp.	31,959
233	Lance, Inc.	5,082
197	Lifeway Foods, Inc.*	1,633
101	Mannatech, Inc.	353
31	National Beverage Corp.*	254
1,335	Nu Skin Enterprises, Inc., Class A	12,549
159	Pantry, Inc. (The)*	2,458
588	Pricesmart, Inc.	9,831
236	Ralcorp Holdings, Inc.*	14,302
94	Ruddick Corp.	2,038
133	Sanderson Farms, Inc.	4,592
24	Schiff Nutrition International, Inc.*	91
1,961	Smart Balance, Inc.*	11,491
107	Spartan Stores, Inc.	1,637
545	Star Scientific, Inc.*	1,575
423	Synutra International, Inc.*	2,788
327	Tootsie Roll Industries, Inc.	7,004
537	United Natural Foods, Inc.*	7,991
268	USANA Health Sciences, Inc.*	5,368
1,344	Vector Group Ltd.	16,679
313	WD-40 Co.	7,703
1,274	Winn-Dixie Stores, Inc.*	12,320
752	Zhongpin, Inc.*	6,392
		375,236
	Energy - 5.6%

1,712	Abraxas Petroleum Corp.*	1,455
363	American Oil & Gas, Inc.*	200
156	APCO Argentina, Inc.	2,494
366	Approach Resources, Inc.*	2,460
1,546	Arena Resources, Inc.*	33,115
1,407	Atlas America, Inc.	14,154
1,133	ATP Oil & Gas Corp.*	3,954
371	Aventine Renewable Energy Holdings, Inc.*	82
1,682	Basic Energy Services, Inc.*	10,613
1,103	Berry Petroleum Co., Class A	7,335
693	Bill Barrett Corp.*	13,403
134	BMB Munai, Inc.*	70
351	Bolt Technology Corp.*	2,257
2,443	BPZ Resources, Inc.*	8,404
130	Cal Dive International, Inc.*	656
1,928	Cano Petroleum, Inc.*	578
837	CARBO Ceramics, Inc.	29,094
1,114	Carrizo Oil & Gas, Inc.*	11,853
1,538	Cheniere Energy, Inc.*	6,367
220	Clayton Williams Energy, Inc.*	5,513
1,007	Clean Energy Fuels Corp.*	5,730
1,857	Comstock Resources, Inc.*	56,509
2,255	Concho Resources, Inc.*	44,987
536	Contango Oil & Gas Co.*	19,521
1,640	Crosstex Energy, Inc.	3,674
938	CVR Energy, Inc.*	4,427
208	Dawson Geophysical Co.*	2,540
2,533	Delta Petroleum Corp.*	5,218
750	DHT Maritime, Inc.	4,020
333	Double Eagle Petroleum Co.*	1,225
1,261	Dril-Quip, Inc.*	26,506
4,636	Endeavour International Corp.*	3,338
1,301	Energy Partners Ltd.*	351
303	Energy XXI Bermuda Ltd.	106
1,103	ENGlobal Corp.*	3,221
5,028	Evergreen Energy, Inc.*	3,927
5,728	EXCO Resources, Inc.*	52,182
1,643	FX Energy, Inc.*	4,962
3,821	Gasco Energy, Inc.*	1,070
1,976	General Maritime Corp.	18,179
1,549	GeoGlobal Resources, Inc.*	1,626

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
107	Geokinetics, Inc.*	$278
97	GeoMet, Inc.*	99
248	Georesources, Inc.*	1,530
260	GMX Resources, Inc.*	4,485
1,208	Golar LNG Ltd.	5,279
920	Goodrich Petroleum Corp.*	18,253
9,018	Gran Tierra Energy, Inc.*	20,922
184	GreenHunter Energy, Inc.*	324
496	Gulf Island Fabrication, Inc.	4,395
697	Gulfmark Offshore, Inc.*	14,560
344	Gulfport Energy Corp.*	767
608	Houston American Energy Corp.	1,338
5,185	International Coal Group, Inc.*	8,452
3,645	ION Geophysical Corp.*	3,900
1,117	James River Coal Co.*	12,276
697	Knightsbridge Tankers Ltd.	9,179
203	Lufkin Industries, Inc.	6,669
1,060	Matrix Service Co.*	7,378
2,446	McMoRan Exploration Co.*	11,227
399	Mitcham Industries, Inc.*	1,341
815	NATCO Group, Inc., Class A*	14,499
1,031	National Coal Corp.*	1,062
493	Natural Gas Services Group, Inc.*	3,697
416	Nordic American Tanker Shipping	10,620
870	Northern Oil and Gas, Inc.*	2,297
833	Oilsands Quest, Inc.*	650
166	OYO Geospace Corp.*	1,867
1,430	Pacific Ethanol, Inc.*	486
298	Panhandle Oil and Gas, Inc., Class A	4,878
1,687	Parallel Petroleum Corp.*	2,041
820	Parker Drilling Co.*	1,312
1,696	Penn Virginia Corp.	23,490
605	Petroleum Development Corp.*	7,320
866	Petroquest Energy, Inc.*	2,806
375	PHI, Inc. (Non-Voting)*	3,270
252	Pioneer Drilling Co.*	968
38	PrimeEnergy Corp.*	1,149
1,041	Quest Resource Corp.*	251
947	RAM Energy Resources, Inc.*	474
6,759	Rentech, Inc.*	4,123
683	Rex Energy Corp.*	1,004
1,182	RPC, Inc.	6,891
1,720	Ship Finance International Ltd.	14,672
130	Stone Energy Corp.*	515
2,356	Sulphco, Inc.*	1,791
447	Superior Well Services, Inc.*	2,570
509	T-3 Energy Services, Inc.*	5,604
550	Teekay Tankers Ltd., Class A	6,325
914	Tri-Valley Corp.*	1,097
199	Union Drilling, Inc.*	683
1,627	Uranium Resources, Inc.*	813
1,387	USEC, Inc.*	6,977
757	Vaalco Energy, Inc.*	4,315
825	Venoco, Inc.*	2,525
2,376	Warren Resources, Inc.*	1,544
355	Westmoreland Coal Co.*	2,112
		696,726
	Financials - 4.8%

638	Acadia Realty Trust (REIT)	6,405
527	Advance America Cash Advance Centers, Inc.	538
52	Alexander’s, Inc. (REIT)	7,301
37	Amtrust Financial Services, Inc.	310
436	Argo Group International Holdings Ltd.*	12,352
487	Asset Acceptance Capital Corp.*	1,631
369	Associated Estates Realty Corp. (REIT)	2,037
737	BGC Partners, Inc., Class A	1,260
180	Broadpoint Securities Group, Inc.*	432
620	Cardinal Financial Corp.	3,534
515	Cardtronics, Inc.*	721
523	Cash America International, Inc.	7,531
425	Cohen & Steers, Inc.	3,821
147	Consolidated-Tomoka Land Co.	3,322
1,035	Cousins Properties, Inc. (REIT)	7,359
155	Credit Acceptance Corp.*	2,950
319	Danvers Bancorp, Inc.	4,090
84	Diamond Hill Investment Group, Inc.*	3,358
988	Dollar Financial Corp.*	6,007
14	Doral Financial Corp.*	49
291	DuPont Fabros Technology, Inc. (REIT)	1,548
319	EastGroup Properties, Inc. (REIT)	7,844
1,016	eHealth, Inc.*	12,852
113	Employers Holdings, Inc.	1,085
132	Enstar Group Ltd.*	6,084
230	Enterprise Financial Services Corp.	2,111
381	Epoch Holding Corp.	1,874
532	Equity Lifestyle Properties, Inc. (REIT)	17,732
1,832	Ezcorp, Inc., Class A*	18,833
925	FCStone Group, Inc.*	1,517
82	Fifth Street Finance Corp.	556
757	First Cash Financial Services, Inc.*	10,341
152	First Financial Bankshares, Inc.	6,539
1,468	First Marblehead Corp. (The)*	1,395
110	First Mercury Financial Corp.*	1,310
109	Forestar Group, Inc.*	820
98	GAMCO Investors, Inc., Class A	2,842
2,695	GFI Group, Inc.	6,037
706	Greenhill & Co., Inc.	45,608
1,192	Grubb & Ellis Co.	679
76	Hancock Holding Co.	2,155
140	Highwoods Properties, Inc. (REIT)	2,645
553	Home Properties, Inc. (REIT)	14,677
755	Inland Real Estate Corp. (REIT)	5,889
1,655	Interactive Brokers Group, Inc., Class A*	23,253
182	International Assets Holding Corp.*	1,401
53	KBW, Inc.*	753
471	Knight Capital Group, Inc., Class A*	8,285
4,373	Ladenburg Thalmann Financial Services, Inc.*	2,274
270	Life Partners Holdings, Inc.	4,615
646	Mid-America Apartment Communities, Inc. (REIT)	16,699
303	NewStar Financial, Inc.*	415
397	Omega Healthcare Investors, Inc. (REIT)	5,213
1,726	optionsXpress Holdings, Inc.	17,036
429	Oritani Financial Corp.*	4,637
220	Pinnacle Financial Partners, Inc.*	4,365
407	Portfolio Recovery Associates, Inc.*	9,182
583	Potlatch Corp. (REIT)	13,275
469	Primus Guaranty Ltd.*	741
877	PrivateBancorp, Inc.	10,927
176	PS Business Parks, Inc. (REIT)	6,054
251	Pzena Investment Management, Inc., Class A	492
876	Riskmetrics Group, Inc.*	9,627
248	Saul Centers, Inc. (REIT)	6,391
1,277	Signature Bank/NY*	31,938

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
77	Smithtown Bancorp, Inc.	$861
59	Stifel Financial Corp.*	1,943
154	Suffolk Bancorp	4,006
431	Sun Communities, Inc. (REIT)	3,801
256	SVB Financial Group*	4,186
67	SY Bancorp, Inc.	1,582
1,286	Tanger Factory Outlet Centers (REIT)	35,494
454	Tejon Ranch Co.*	9,511
2,122	Thinkorswim Group, Inc.*	16,700
191	Thomas Properties Group, Inc.	285
823	Tower Group, Inc.	16,781
1,310	TradeStation Group, Inc.*	6,995
1,080	TrustCo Bank Corp. NY	6,534
441	U.S. Global Investors, Inc., Class A	1,698
60	Universal Health Realty Income Trust (REIT)	1,873
413	ViewPoint Financial Group	5,501
1,067	Washington Real Estate Investment Trust (REIT)	18,299
541	Westamerica Bancorporation	21,570
188	Westwood Holdings Group, Inc.	6,619
667	World Acceptance Corp.*	9,778
		599,571
	Health Care - 25.2%

884	Abaxis, Inc.*	13,826
1,386	ABIOMED, Inc.*	9,439
1,346	Acadia Pharmaceuticals, Inc.*	1,117
1,092	Accelrys, Inc.*	3,877
1,471	Accuray, Inc.*	6,870
1,510	Acorda Therapeutics, Inc.*	33,220
333	Acura Pharmaceuticals, Inc.*	2,105
1,877	Adolor Corp.*	3,754
427	Affymax, Inc.*	5,585
1,506	Affymetrix, Inc.*	3,208
437	Air Methods Corp.*	7,294
2,324	Akorn, Inc.*	3,254
362	Albany Molecular Research, Inc.*	3,139
3,331	Alexion Pharmaceuticals, Inc.*	113,920
972	Alexza Pharmaceuticals, Inc.*	1,555
2,527	Align Technology, Inc.*	17,310
3,896	Alkermes, Inc.*	39,272
958	Alliance HealthCare Services, Inc.*	7,856
2,160	Allos Therapeutics, Inc.*	12,182
5,949	Allscripts-Misys Healthcare Solutions, Inc.	51,756
260	Almost Family, Inc.*	5,275
1,450	Alnylam Pharmaceuticals, Inc.*	26,738
1,017	Alphatec Holdings, Inc.*	1,688
693	AMAG Pharmaceuticals, Inc.*	18,746
1,080	Amedisys, Inc.*	35,327
2,966	American Medical Systems Holdings, Inc.*	30,698
199	Amicus Therapeutics, Inc.*	1,604
1,281	AMN Healthcare Services, Inc.*	8,339
546	Analogic Corp.	15,424
407	Angiodynamics, Inc.*	4,831
588	Ardea Biosciences, Inc.*	6,968
798	Arena Pharmaceuticals, Inc.*	3,328
2,831	Ariad Pharmaceuticals, Inc.*	3,142
1,653	Arqule, Inc.*	5,190
1,938	Array Biopharma, Inc.*	6,047
1,221	Assisted Living Concepts, Inc., Class A*	3,614
842	athenahealth, Inc.*	21,454
61	Atrion Corp.	4,585
1,678	Auxilium Pharmaceuticals, Inc.*	46,095
438	Biodel, Inc.*	1,629
717	BioForm Medical, Inc.*	774
541	BioMimetic Therapeutics, Inc.*	4,534
772	Bio-Rad Laboratories, Inc., Class A*	43,000
470	Bio-Reference Labs, Inc.*	10,909
832	BMP Sunstone Corp.*	2,413
2,058	Bruker Corp.*	8,664
824	Cadence Pharmaceuticals, Inc.*	5,257
678	Cambrex Corp.*	1,464
59	Capital Senior Living Corp.*	171
482	Caraco Pharmaceutical Laboratories Ltd.*	1,976
183	CardioNet, Inc.*	4,575
1,344	Catalyst Health Solutions, Inc.*	28,332
1,226	Celera Corp.*	7,883
3,501	Cell Genesys, Inc.*	739
609	Celldex Therapeutics, Inc.*	4,178
145	Centene Corp.*	2,462
2,321	Cepheid, Inc.*	15,504
676	Chemed Corp.	26,912
450	Chindex International, Inc.*	1,881
460	Clinical Data, Inc.*	3,841
1,909	Columbia Laboratories, Inc.*	2,711
312	Computer Programs & Systems, Inc.	8,346
1,232	Conceptus, Inc.*	13,835
91	Conmed Corp.*	1,237
308	Corvel Corp.*	5,809
608	Cougar Biotechnology, Inc.*	15,218
229	Cross Country Healthcare, Inc.*	1,695
1,135	CryoLife, Inc.*	5,732
2,299	Cubist Pharmaceuticals, Inc.*	32,669
2,476	CV Therapeutics, Inc.*	39,616
968	Cyberonics, Inc.*	13,020
390	Cynosure, Inc., Class A*	2,137
1,243	Cypress Bioscience, Inc.*	10,491
1,294	Cytokinetics, Inc.*	2,045
879	Cytori Therapeutics, Inc.*	2,426
3,800	Dendreon Corp.*	11,590
2,082	Depomed, Inc.*	3,643
1,661	DexCom, Inc.*	6,727
747	Dionex Corp.*	34,952
3,942	Discovery Laboratories, Inc.*	4,297
3,335	Durect Corp.*	6,637
2,267	Dyax Corp.*	4,262
2,216	Eclipsys Corp.*	17,662
173	Emergency Medical Services Corp., Class A*	5,297
410	Emergent Biosolutions, Inc.*	7,917
803	Emeritus Corp.*	5,396
21	Ensign Group, Inc. (The)	278
994	Enzo Biochem, Inc.*	3,648
1,824	Enzon Pharmaceuticals, Inc.*	9,649
1,762	eResearchTechnology, Inc.*	8,546
562	ev3, Inc.*	3,310
310	Exactech, Inc.*	4,272
4,286	Exelixis, Inc.*	18,516
973	Facet Biotech Corp.*	6,334
75	Five Star Quality Care, Inc.*	115
568	Genomic Health, Inc.*	11,178
339	Genoptix, Inc.*	10,278
446	Gentiva Health Services, Inc.*	7,729
2,216	Geron Corp.*	10,194
759	GTx, Inc.*	7,066
1,049	Haemonetics Corp.*	55,996
2,480	Halozyme Therapeutics, Inc.*	10,986
695	Hansen Medical, Inc.*	2,683
1,433	Healthways, Inc.*	13,055

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,019	HMS Holdings Corp.*	$30,957
641	Human Genome Sciences, Inc.*	1,211
240	ICU Medical, Inc.*	7,567
1,020	Idenix Pharmaceuticals, Inc.*	3,764
838	Idera Pharmaceuticals, Inc.*	4,676
881	I-Flow Corp.*	2,793
2,856	Immucor, Inc.*	64,089
2,068	Immunogen, Inc.*	8,396
2,664	Immunomedics, Inc.*	2,637
3,107	Incyte Corp.*	7,177
1,721	Inspire Pharmaceuticals, Inc.*	5,748
748	Insulet Corp.*	4,578
726	Integra LifeSciences Holdings Corp.*	18,956
1,427	InterMune, Inc.*	21,476
242	Invacare Corp.	3,882
1,347	inVentiv Health, Inc.*	13,686
233	IPC The Hospitalist Co., Inc.*	3,733
750	IRIS International, Inc.*	7,132
3,679	Isis Pharmaceuticals, Inc.*	47,312
2,006	Javelin Pharmaceuticals, Inc.*	2,568
163	Jazz Pharmaceuticals, Inc.*	121
529	Kendle International, Inc.*	9,892
294	Kensey Nash Corp.*	5,604
1,343	KV Pharmaceutical Co., Class A*	913
205	Landauer, Inc.	10,252
963	Lexicon Pharmaceuticals, Inc.*	886
597	LHC Group, Inc.*	11,898
356	Life Sciences Research, Inc.*	1,805
4,161	Ligand Pharmaceuticals, Inc., Class B*	11,276
1,681	Luminex Corp.*	27,905
1,099	MannKind Corp.*	2,374
319	MAP Pharmaceuticals, Inc.*	711
842	Marshall Edwards, Inc.*	328
1,340	Martek Biosciences Corp.*	25,098
1,878	Masimo Corp.*	46,931
418	Maxygen, Inc.*	2,905
5,203	Medarex, Inc.*	20,344
745	MedAssets, Inc.*	11,011
218	Medical Action Industries, Inc.*	1,456
2,120	Medicines Co. (The)*	26,012
2,301	Medicis Pharmaceutical Corp., Class A	25,955
1,039	Medivation, Inc.*	17,320
1,637	Meridian Bioscience, Inc.	32,838
1,125	Merit Medical Systems, Inc.*	12,532
774	Metabolix, Inc.*	4,543
634	Micrus Endovascular Corp.*	3,994
1,461	MiddleBrook Pharmaceuticals, Inc.*	2,440
721	Molecular Insight Pharmaceuticals, Inc.*	1,355
1,080	Momenta Pharmaceuticals, Inc.*	10,368
418	MWI Veterinary Supply, Inc.*	10,542
1,820	Myriad Genetics, Inc.*	143,507
184	Nabi Biopharmaceuticals*	694
526	Nanosphere, Inc.*	1,715
303	National Healthcare Corp.	12,574
54	National Research Corp.	1,111
1,124	Natus Medical, Inc.*	8,801
1,567	Nektar Therapeutics*	7,036
587	Neogen Corp.*	12,474
1,567	Neurocrine Biosciences, Inc.*	5,140
76	Nighthawk Radiology Holdings, Inc.*	202
2,366	Novavax, Inc.*	1,940
1,012	Noven Pharmaceuticals, Inc.*	8,228
1,925	NPS Pharmaceuticals, Inc.*	8,759
1,450	NuVasive, Inc.*	41,107
624	NxStage Medical, Inc.*	1,953
723	Obagi Medical Products, Inc.*	3,673
290	Odyssey HealthCare, Inc.*	3,004
1,267	Omnicell, Inc.*	9,097
2,266	Onyx Pharmaceuticals, Inc.*	67,957
1,957	Opko Health, Inc.*	2,211
1,049	Optimer Pharmaceuticals, Inc.*	11,235
1,784	OraSure Technologies, Inc.*	4,567
817	Orexigen Therapeutics, Inc.*	3,260
231	Orthofix International N.V.*	3,671
2,699	Orthovita, Inc.*	8,151
2,332	OSI Pharmaceuticals, Inc.*	79,521
609	Osiris Therapeutics, Inc.*	10,901
1,526	Owens & Minor, Inc.	51,441
1,401	Pain Therapeutics, Inc.*	6,347
2,308	Parexel International Corp.*	21,164
4,864	PDL BioPharma, Inc.	28,552
95	PharmaNet Development Group, Inc.*	469
830	Pharmasset, Inc.*	7,926
1,744	Phase Forward, Inc.*	24,154
1,062	Pozen, Inc.*	6,340
1,086	Progenics Pharmaceuticals, Inc.*	6,983
439	Protalix BioTherapeutics, Inc.*	1,010
423	Providence Service Corp. (The)*	1,332
2,525	PSS World Medical, Inc.*	36,436
2,260	Psychiatric Solutions, Inc.*	38,284
2,060	Questcor Pharmaceuticals, Inc.*	10,012
1,148	Quidel Corp.*	12,674
796	RadNet, Inc.*	1,823
2,529	Regeneron Pharmaceuticals, Inc.*	36,038
1,266	Repligen Corp.*	4,950
1,190	Rexahn Pharmaceuticals, Inc.*	714
1,487	Rigel Pharmaceuticals, Inc.*	7,792
2,191	RTI Biologics, Inc.*	6,179
1,493	Sangamo Biosciences, Inc.*	5,330
2,211	Savient Pharmaceuticals, Inc.*	9,552
2,664	Seattle Genetics, Inc.*	21,392
2,474	Sequenom, Inc.*	36,195
649	Sirona Dental Systems, Inc.*	7,236
490	Somanetics Corp.*	5,973
685	SonoSite, Inc.*	12,631
1,290	Spectranetics Corp.*	2,902
1,251	Stereotaxis, Inc.*	3,928
2,387	STERIS Corp.	55,044
373	Sucampo Pharmaceuticals, Inc., Class A*	1,880
1,754	Sun Healthcare Group, Inc.*	15,681
1,623	Sunrise Senior Living, Inc.*	1,071
628	SurModics, Inc.*	10,971
428	Symmetry Medical, Inc.*	2,290
472	Synovis Life Technologies, Inc.*	5,891
682	Synta Pharmaceuticals Corp.*	928
739	Targacept, Inc.*	1,744
2,110	Theravance, Inc.*	29,413
2,221	Thoratec Corp.*	50,728
1,581	TomoTherapy, Inc.*	3,826
497	TranS1, Inc.*	3,047
484	U.S. Physical Therapy, Inc.*	4,966
918	United Therapeutics Corp.*	61,607
1,243	Valeant Pharmaceuticals International*	21,628
1,140	Varian, Inc.*	25,798
270	Virtual Radiologic Corp.*	1,688
686	Vision-Sciences, Inc.*	686
309	Vital Images, Inc.*	3,025
2,815	Vivus, Inc.*	11,344
530	Vnus Medical Technologies, Inc.*	10,118

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,924	Volcano Corp.*	$28,783
1,318	West Pharmaceutical Services, Inc.	40,463
1,515	Wright Medical Group, Inc.*	22,134
1,107	XenoPort, Inc.*	23,125
5,394	XOMA Ltd.*	2,751
852	Zoll Medical Corp.*	11,715
1,521	Zymogenetics, Inc.*	6,312
		3,154,782
	Industrials - 16.4%

659	3D Systems Corp.*	3,381
547	AAON, Inc.	8,489
359	AAR Corp.*	4,746
60	Aceto Corp.	362
2,054	Actuant Corp., Class A	21,136
1,434	Acuity Brands, Inc.	32,867
879	Administaff, Inc.	17,105
1,791	Advanced Battery Technologies, Inc.*	3,797
652	Advisory Board Co. (The)*	9,728
418	Aerovironment, Inc.*	13,050
2,470	Airtran Holdings, Inc.*	7,385
852	Akeena Solar, Inc.*	903
469	Allegiant Travel Co.*	16,096
1,077	Altra Holdings, Inc.*	5,794
1,456	American Commercial Lines, Inc.*	4,863
664	American Ecology Corp.	10,425
299	American Railcar Industries, Inc.	2,254
1,484	American Reprographics Co.*	5,788
370	American Science & Engineering, Inc.	22,455
1,712	American Superconductor Corp.*	23,044
334	American Woodmark Corp.	4,833
80	Ameron International Corp.	3,910
248	Ampco-Pittsburgh Corp.	2,716
6	Amrep Corp.*	112
592	Apogee Enterprises, Inc.	5,606
517	Applied Industrial Technologies, Inc.	8,334
140	Applied Signal Technology, Inc.	2,677
466	Argon ST, Inc.*	7,927
304	Ascent Solar Technologies, Inc.*	818
680	Astec Industries, Inc.*	15,110
356	Axsys Technologies, Inc.*	11,823
200	AZZ, Inc.*	4,048
554	Badger Meter, Inc.	13,905
1,950	Barnes Group, Inc.	18,174
3,956	Beacon Power Corp.*	1,464
849	Beacon Roofing Supply, Inc.*	9,314
574	Belden, Inc.	6,125
95	Bowne & Co., Inc.	150
213	CAI International, Inc.*	590
7,086	Capstone Turbine Corp.*	3,826
523	Casella Waste Systems, Inc., Class A*	1,098
1,824	CBIZ, Inc.*	12,513
41	CDI Corp.	311
1,958	Cenveo, Inc.*	5,580
1,155	Chart Industries, Inc.*	7,415
760	China Architectural Engineering, Inc.*	669
1,031	China BAK Battery, Inc.*	1,443
278	China Direct, Inc.*	303
571	China Fire & Security Group, Inc.*	3,774
587	CIRCOR International, Inc.	13,049
1,272	CLARCOR, Inc.	33,530
806	Clean Harbors, Inc.*	39,155
235	Coleman Cable, Inc.*	602
879	Colfax Corp.*	6,390
85	Columbus McKinnon Corp.*	745
231	Consolidated Graphics, Inc.*	3,116
796	CoStar Group, Inc.*	20,298
281	CRA International, Inc.*	6,140
1,549	Curtiss-Wright Corp.	41,188
1,096	Deluxe Corp.	8,461
432	Duff & Phelps Corp., Class A*	5,979
292	DXP Enterprises, Inc.*	3,332
172	Dynamex, Inc.*	1,981
514	Dynamic Materials Corp.	4,790
68	DynCorp International, Inc., Class A*	829
1,906	Eagle Bulk Shipping, Inc.	7,167
1,071	EMCOR Group, Inc.*	16,504
1,652	Ener1, Inc.*	5,171
1,837	Energy Conversion Devices, Inc.*	40,285
408	Energy Recovery, Inc.*	2,574
1,354	EnergySolutions, Inc.	8,733
41	EnerNOC, Inc.*	454
338	EnerSys*	3,623
99	EnPro Industries, Inc.*	1,629
1,058	ESCO Technologies, Inc.*	34,396
992	Esterline Technologies Corp.*	25,137
5,848	Evergreen Solar, Inc.*	7,135
387	Exponent, Inc.*	8,696
656	Flanders Corp.*	2,690
1,532	Flow International Corp.*	1,838
1,617	Force Protection, Inc.*	8,344
1,175	Forward Air Corp.	19,552
567	Franklin Electric Co., Inc.	12,474
53	FreightCar America, Inc.	866
770	Fuel Tech, Inc.*	7,115
2,796	FuelCell Energy, Inc.*	7,717
1,102	Furmanite Corp.*	3,427
588	Fushi Copperweld, Inc.*	2,969
990	Genco Shipping & Trading Ltd.	12,147
2,324	GenCorp, Inc.*	5,880
902	Genesee & Wyoming, Inc., Class A*	18,843
2,079	Geo Group, Inc. (The)*	24,574
70	GeoEye, Inc.*	1,582
585	Gorman-Rupp Co. (The)	10,349
4,011	GrafTech International Ltd.*	22,662
405	Graham Corp.	3,321
837	GT Solar International, Inc.*	3,574
304	Harbin Electric, Inc.*	1,520
1,532	Hawaiian Holdings, Inc.*	4,856
1,754	Healthcare Services Group, Inc.	26,959
1,417	Heartland Express, Inc.	17,528
903	HEICO Corp.	22,015
187	Herley Industries, Inc.*	1,806
1,254	Herman Miller, Inc.	12,640
3,912	Hexcel Corp.*	24,294
955	Hill International, Inc.*	2,961
158	HNI Corp.	1,550
1,220	Horizon Lines, Inc., Class A	4,148
725	Houston Wire & Cable Co.	4,314
976	HUB Group, Inc., Class A*	17,529
853	Hudson Highland Group, Inc.*	989
846	Huron Consulting Group, Inc.*	34,914
15	ICF International, Inc.*	360
157	ICT Group, Inc.*	565
995	II-VI, Inc.*	17,870
1,289	Innerworkings, Inc.*	2,707
68	Insteel Industries, Inc.	428
68	Integrated Electrical Services, Inc.*	523
2,173	Interface, Inc., Class A	4,846
59	Kaman Corp.	691
1,396	Kaydon Corp.	34,900
204	Key Technology, Inc.*	2,036
164	Kforce, Inc.*	1,051
2,334	Knight Transportation, Inc.	30,249

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,773	Knoll, Inc.	$11,702
134	Korn/Ferry International*	1,238
99	K-Tron International, Inc.*	5,493
449	LaBarge, Inc.*	2,492
174	Layne Christensen Co.*	2,831
375	LECG Corp.*	1,016
486	Lindsay Corp.	11,785
220	LMI Aerospace, Inc.*	1,925
25	M&F Worldwide Corp.*	263
1,569	MasTec, Inc.*	14,843
655	McGrath Rentcorp	10,231
1,210	Medis Technologies Ltd.*	690
986	Metalico, Inc.*	1,913
613	Met-Pro Corp.	4,438
43	Michael Baker Corp.*	1,376
2,773	Microvision, Inc.*	3,383
738	Middleby Corp.*	16,052
444	Mine Safety Appliances Co.	8,103
1,179	Mobile Mini, Inc.*	11,495
179	Moog, Inc., Class A*	4,162
107	Mueller Industries, Inc.	1,933
384	Multi-Color Corp.	4,977
1,969	Navigant Consulting, Inc.*	25,538
531	NN, Inc.	504
1,373	Nordson Corp.	34,188
1,722	Odyssey Marine Exploration, Inc.*	5,786
793	Old Dominion Freight Line, Inc.*	17,279
127	Omega Flex, Inc.	2,040
2,386	Orbital Sciences Corp.*	33,762
307	Orion Energy Systems, Inc.*	1,262
879	Orion Marine Group, Inc.*	7,823
546	Pacer International, Inc.	1,600
4	Patriot Transportation Holding, Inc.*	243
831	Perini Corp.*	12,731
222	Pike Electric Corp.*	1,814
529	PMFG, Inc.*	2,767
650	Polypore International, Inc.*	3,153
281	Powell Industries, Inc.*	8,413
195	Power-One, Inc.*	148
690	PowerSecure International, Inc.*	2,739
15	Preformed Line Products Co.	456
611	PRG-Schultz International, Inc.*	2,297
253	Protection One, Inc.*	605
977	Quanex Building Products Corp.	6,849
652	Raven Industries, Inc.	11,853
888	RBC Bearings, Inc.*	13,249
1,855	Resources Connection, Inc.*	25,506
670	Robbins & Myers, Inc.	10,807
1,695	Rollins, Inc.	26,781
1,940	RSC Holdings, Inc.*	8,924
407	Sauer-Danfoss, Inc.	2,381
1,039	Spherion Corp.*	1,278
241	Standard Parking Corp.*	3,921
186	Standard Register Co. (The)	900
360	Stanley, Inc.*	11,164
313	Sterling Construction Co., Inc.*	4,676
475	Sun Hydraulics Corp.	6,299
1,345	SYKES Enterprises, Inc.*	21,466
165	TAL International Group, Inc.	1,231
2,552	Taser International, Inc.*	10,974
427	TBS International Ltd., Class A*	2,763
753	Team, Inc.*	9,879
1,445	Teledyne Technologies, Inc.*	33,105
629	Tennant Co.	6,202
2,399	Tetra Tech, Inc.*	53,738
170	Textainer Group Holdings Ltd.	1,005
118	Thermadyne Holdings Corp.*	230
1,398	Titan International, Inc.	7,689
298	Titan Machinery, Inc.*	2,751
1,355	TransDigm Group, Inc.*	47,886
170	Trex Co., Inc.*	1,532
378	Triumph Group, Inc.	13,653
173	TrueBlue, Inc.*	1,216
38	Twin Disc, Inc.	184
2,415	UAL Corp.*	11,858
512	Ultralife Corp.*	3,773
53	Universal Truckload Services, Inc.*	641
1,680	Valence Technology, Inc.*	2,772
791	Vicor Corp.	3,639
163	VSE Corp.	3,892
1,715	Wabtec Corp.	45,893
3,248	Waste Connections, Inc.*	77,432
506	Watsco, Inc.	17,371
1,159	Watson Wyatt Worldwide, Inc., Class A	56,918
1,886	Woodward Governor Co.	32,477
846	Xerium Technologies, Inc.*	584
		2,058,329
	Information Technology - 22.4%

1,110	3PAR, Inc.*	7,504
1,401	ACI Worldwide, Inc.*	25,022
1,019	Acme Packet, Inc.*	4,473
55	Actel Corp.*	499
2,467	Actuate Corp.*	8,832
1,287	Adtran, Inc.	18,584
1,861	Advanced Analogic Technologies, Inc.*	5,862
279	Advanced Energy Industries, Inc.*	1,886
680	Advent Software, Inc.*	18,523
886	Airvana, Inc.*	4,793
606	American Software, Inc., Class A	2,315
551	Amkor Technology, Inc.*	942
2,551	Anadigics, Inc.*	4,133
103	Anixter International, Inc.*	3,029
845	Applied Micro Circuits Corp.*	3,050
281	ArcSight, Inc.*	2,625
2,994	Ariba, Inc.*	26,197
5,251	Art Technology Group, Inc.*	11,447
2,132	Aruba Networks, Inc.*	5,884
1,412	AsiaInfo Holdings, Inc.*	17,240
239	Asyst Technologies, Inc.*	48
2,419	Atheros Communications, Inc.*	29,221
1,309	ATMI, Inc.*	17,410
1,021	AuthenTec, Inc.*	1,389
548	Avanex Corp.*	663
519	Bankrate, Inc.*	11,574
32	Bel Fuse, Inc., Class B	300
481	Benchmark Electronics, Inc.*	4,699
1,340	BigBand Networks, Inc.*	7,290
1,687	Blackbaud, Inc.	17,275
1,261	Blackboard, Inc.*	34,602
1,350	Blue Coat Systems, Inc.*	14,823
957	Cabot Microelectronics Corp.*	19,695
253	CACI International, Inc., Class A*	10,821
1,228	Callidus Software, Inc.*	2,861
276	Cass Information Systems, Inc.	7,124
1,235	Cavium Networks, Inc.*	11,745
607	Ceva, Inc.*	3,563
934	China Information Security Technology, Inc.*	2,382
1,154	China Security & Surveillance Technology, Inc.*	3,658
1,225	Chordiant Software, Inc.*	2,621

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,778	Cirrus Logic, Inc.*	$6,312
973	Cogent, Inc.*	10,119
1,613	Cognex Corp.	17,743
968	Cogo Group, Inc.*	5,973
68	Cohu, Inc.	576
1,743	Commvault Systems, Inc.*	19,051
576	Compellent Technologies, Inc.*	7,488
733	comScore, Inc.*	6,612
987	Comtech Telecommunications Corp.*	37,299
845	Comverge, Inc.*	3,608
1,757	Concur Technologies, Inc.*	36,879
829	Constant Contact, Inc.*	11,448
35	CPI International, Inc.*	258
375	Cray, Inc.*	922
773	CSG Systems International, Inc.*	10,451
2,813	Cybersource Corp.*	34,656
303	Cymer, Inc.*	5,596
1,337	Daktronics, Inc.	9,172
1,347	Data Domain, Inc.*	17,484
1,184	DealerTrack Holdings, Inc.*	12,503
474	Deltek, Inc.*	1,725
841	DemandTec, Inc.*	6,190
648	DG FastChannel, Inc.*	10,063
641	Dice Holdings, Inc.*	1,519
187	Digi International, Inc.*	1,339
255	Digimarc Corp.*	2,428
1,514	Digital River, Inc.*	36,215
1,180	Diodes, Inc.*	9,180
1,098	DivX, Inc.*	5,084
704	Double-Take Software, Inc.*	4,872
726	DTS, Inc.*	12,030
4,474	Earthlink, Inc.*	28,186
260	Ebix, Inc.*	5,434
1,209	Echelon Corp.*	7,242
2,761	Elixir Gaming Technologies, Inc.*	193
2,991	Emcore Corp.*	2,059
279	Entegris, Inc.*	170
330	Entropic Communications, Inc.*	188
2,498	Entrust, Inc.*	3,897
953	EPIQ Systems, Inc.*	16,077
145	Exar Corp.*	848
578	ExlService Holdings, Inc.*	4,676
1,556	FalconStor Software, Inc.*	3,890
680	FARO Technologies, Inc.*	8,085
16,091	Finisar Corp.*	4,023
1,208	Formfactor, Inc.*	17,468
633	Forrester Research, Inc.*	11,609
2,414	Gartner, Inc.*	24,406
1,022	Global Cash Access Holdings, Inc.*	2,872
548	Globecomm Systems, Inc.*	2,740
957	GSI Commerce, Inc.*	10,613
380	Guidance Software, Inc.*	1,197
1,679	Hackett Group, Inc. (The)*	4,298
1,719	Harmonic, Inc.*	9,351
995	Heartland Payment Systems, Inc.	5,482
797	Hittite Microwave Corp.*	21,981
490	HSW International, Inc.*	88
293	Hughes Communications, Inc.*	3,065
1,594	Hypercom Corp.*	1,897
309	ICx Technologies, Inc.*	1,412
892	iGate Corp.	2,676
590	Immersion Corp.*	2,271
3,783	Infinera Corp.*	27,238
3,609	Informatica Corp.*	46,556
809	Infospace, Inc.*	4,280
691	Integral Systems, Inc.*	6,309
537	Interactive Intelligence, Inc.*	4,779
1,849	InterDigital, Inc.*	54,324
2,510	Intermec, Inc.*	25,326
1,032	Internap Network Services Corp.*	3,148
400	Internet Brands, Inc., Class A*	1,916
972	Internet Capital Group, Inc.*	3,937
1,571	Interwoven, Inc.*	25,246
783	IPG Photonics Corp.*	6,609
1,004	Isilon Systems, Inc.*	2,259
1,040	Ixia*	5,179
734	IXYS Corp.	6,188
1,811	j2 Global Communications, Inc.*	33,920
2,821	Jack Henry & Associates, Inc.	44,939
74	JDA Software Group, Inc.*	718
716	Kenexa Corp.*	3,294
108	Keynote Systems, Inc.*	796
1,151	Knot, Inc. (The)*	7,125
298	Kopin Corp.*	474
2,482	Kulicke & Soffa Industries, Inc.*	3,351
345	L-1 Identity Solutions, Inc.*	1,587
2,381	Lattice Semiconductor Corp.*	3,071
4,812	Lawson Software, Inc.*	18,478
646	Limelight Networks, Inc.*	1,731
596	Liquidity Services, Inc.*	2,801
384	Littelfuse, Inc.*	4,385
1,193	LoopNet, Inc.*	6,991
260	LTX-Credence Corp.*	52
255	Macrovision Solutions Corp.*	4,011
1,794	Magma Design Automation, Inc.*	1,973
1,005	Manhattan Associates, Inc.*	14,884
837	Mantech International Corp., Class A*	43,666
969	Marchex, Inc., Class B	3,944
95	MAXIMUS, Inc.	3,501
744	Maxwell Technologies, Inc.*	4,419
241	Mentor Graphics Corp.*	1,068
1,039	MercadoLibre, Inc.*	17,362
1,861	Micrel, Inc.	12,376
3,320	Micros Systems, Inc.*	53,386
3,369	Microsemi Corp.*	34,061
369	MicroStrategy, Inc., Class A*	13,480
2,214	Microtune, Inc.*	3,631
226	MIPS Technologies, Inc.*	452
124	MKS Instruments, Inc.*	1,561
1,064	Monolithic Power Systems, Inc.*	13,779
434	Monotype Imaging Holdings, Inc.*	1,072
5,232	Move, Inc.*	8,476
247	MTS Systems Corp.	5,839
310	Multi-Fineline Electronix, Inc.*	4,424
265	NCI, Inc., Class A*	7,208
145	Ness Technologies, Inc.*	425
2,033	Net 1 UEPS Technologies, Inc.*	29,417
1,608	Netezza Corp.*	9,230
239	Netgear, Inc.*	2,641
697	Netlogic Microsystems, Inc.*	16,526
1,015	Netscout Systems, Inc.*	13,408
290	NetSuite, Inc.*	2,668
679	Neutral Tandem, Inc.*	13,546
1,975	Nextwave Wireless, Inc.*	257
1,626	NIC, Inc.	8,097
571	Novatel Wireless, Inc.*	3,118
189	NVE Corp.*	5,122
2,543	Omniture, Inc.*	28,888
179	Omnivision Technologies, Inc.*	1,215
1,175	Online Resources Corp.*	3,478
347	OpenTV Corp., Class A*	409
309	Oplink Communications, Inc.*	2,287
485	Opnet Technologies, Inc.*	4,443
607	Opnext, Inc.*	1,014

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,056	Orbcomm, Inc.*	$2,175
509	OSI Systems, Inc.*	8,042
3,733	Palm, Inc.*	27,027
4,455	Parametric Technology Corp.*	36,264
675	Park Electrochemical Corp.	10,604
937	Parkervision, Inc.*	1,584
371	PC Mall, Inc.*	1,209
485	PC-Tel, Inc.	2,459
588	Pegasystems, Inc.	8,426
899	Pericom Semiconductor Corp.*	4,828
1,185	Phoenix Technologies Ltd.*	2,773
1,482	Plexus Corp.*	19,044
1,089	PLX Technology, Inc.*	2,330
5,252	PMC - Sierra, Inc.*	26,838
3,312	Polycom, Inc.*	44,050
1,121	Power Integrations, Inc.	20,570
1,125	Presstek, Inc.*	1,845
1,541	Progress Software Corp.*	24,564
524	PROS Holdings, Inc.*	2,416
507	QAD, Inc.	1,273
714	Quality Systems, Inc.	27,639
4,726	Quantum Corp.*	1,749
138	Rackable Systems, Inc.*	506
522	Rackspace Hosting, Inc.*	2,829
1,127	Radiant Systems, Inc.*	3,167
1,400	RealNetworks, Inc.*	3,220
391	Renaissance Learning, Inc.	2,780
1,133	RightNow Technologies, Inc.*	9,007
23	Rimage Corp.*	294
2,286	Riverbed Technology, Inc.*	23,934
1,210	Rofin-Sinar Technologies, Inc.*	17,726
540	Rubicon Technology, Inc.*	2,149
131	Rudolph Technologies, Inc.*	355
1,434	S1 Corp.*	8,174
382	Safeguard Scientifics, Inc.*	195
6,731	Sanmina-SCI Corp.*	1,683
3,580	Sapient Corp.*	13,711
1,532	SAVVIS, Inc.*	8,595
811	Scansource, Inc.*	12,871
764	Semitool, Inc.*	1,902
2,379	Semtech Corp.*	27,953
1,501	ShoreTel, Inc.*	5,854
897	Sigma Designs, Inc.*	12,307
2,989	Silicon Image, Inc.*	6,934
4,486	Skyworks Solutions, Inc.*	29,159
1,033	Smith Micro Software, Inc.*	4,390
2,255	Solera Holdings, Inc.*	46,881
548	Sonic Solutions, Inc.*	543
254	SonicWALL, Inc.*	1,123
8,313	Sonus Networks, Inc.*	10,308
658	Sourcefire, Inc.*	4,455
494	Spansion, Inc., Class A*	25
728	SPSS, Inc.*	18,280
929	SRA International, Inc., Class A*	12,616
503	Standard Microsystems Corp.*	7,832
1,212	Starent Networks Corp.*	19,162
1,252	STEC, Inc.*	7,061
841	Stratasys, Inc.*	7,653
992	SuccessFactors, Inc.*	5,039
816	Super Micro Computer, Inc.*	3,696
452	Supertex, Inc.*	9,429
1,290	SupportSoft, Inc.*	2,245
837	Switch & Data Facilities Co., Inc.*	5,148
2,722	Sybase, Inc.*	73,984
842	Sycamore Networks, Inc.*	2,122
725	Symyx Technologies, Inc.*	2,697
1,386	Synaptics, Inc.*	28,759
841	Synchronoss Technologies, Inc.*	8,023
526	Syntel, Inc.	10,699
3,134	Take-Two Interactive Software, Inc.*	19,399
1,061	Taleo Corp., Class A*	9,549
108	Technitrol, Inc.	139
567	TechTarget, Inc.*	1,417
626	Techwell, Inc.*	3,443
300	Tekelec*	3,678
1,372	TeleCommunication Systems, Inc., Class A*	11,319
1,483	TeleTech Holdings, Inc.*	12,843
2,155	Terremark Worldwide, Inc.*	5,926
1,972	Tessera Technologies, Inc.*	21,298
446	TheStreet.com, Inc.	879
1,872	THQ, Inc.*	4,680
4,155	TiVo, Inc.*	29,459
897	TNS, Inc.*	6,001
985	Trident Microsystems, Inc.*	1,271
216	TTM Technologies, Inc.*	996
1,550	Tyler Technologies, Inc.*	21,095
1,003	Ultimate Software Group, Inc.*	12,989
953	Ultratech, Inc.*	10,464
569	Unica Corp.*	2,652
1,179	Universal Display Corp.*	7,109
230	Utstarcom, Inc.*	232
3,531	Valueclick, Inc.*	22,139
1,095	Vasco Data Security International, Inc.*	5,409
1,097	Veeco Instruments, Inc.*	4,673
1,460	VeriFone Holdings, Inc.*	6,336
215	Viasat, Inc.*	3,934
537	Vignette Corp.*	3,550
262	Virtusa Corp.*	1,606
1,800	VistaPrint Ltd.*	44,100
655	Vocus, Inc.*	10,899
1,033	Volterra Semiconductor Corp.*	8,367
258	Web.com Group, Inc.*	774
1,662	Websense, Inc.*	18,548
2,773	Wind River Systems, Inc.*	20,936
1,490	Wright Express Corp.*	21,814
		2,812,669
	Materials - 2.5%

221	AEP Industries, Inc.*	2,884
1,619	Allied Nevada Gold Corp.*	6,476
348	AMCOL International Corp.	4,200
724	American Vanguard Corp.	9,999
346	Arch Chemicals, Inc.	6,221
739	Balchem Corp.	15,334
232	Bway Holding Co.*	1,452
2,204	Calgon Carbon Corp.*	32,289
167	Clearwater Paper Corp.*	1,648
692	Compass Minerals International, Inc.	36,136
429	Deltic Timber Corp.	13,428
1,559	Ferro Corp.	2,292
924	Flotek Industries, Inc.*	1,848
2,079	General Moly, Inc.*	1,580
439	General Steel Holdings, Inc.*	957
286	GenTek, Inc.*	3,998
5,892	Graphic Packaging Holding Co.*	4,714
121	Haynes International, Inc.*	1,634
250	Headwaters, Inc.*	495
430	ICO, Inc.*	692
222	Innophos Holdings, Inc.	2,358
586	Innospec, Inc.	2,367
53	Koppers Holdings, Inc.	708
946	Landec Corp.*	4,503

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
468	LSB Industries, Inc.*	$4,053
354	Minerals Technologies, Inc.	10,592
659	Myers Industries, Inc.	2,603
549	NewMarket Corp.	18,979
165	NL Industries, Inc.	1,530
278	Olympic Steel, Inc.	3,442
371	Quaker Chemical Corp.	2,089
584	Rock-Tenn Co., Class A	16,124
1,229	ShengdaTech, Inc.*	4,252
516	Silgan Holdings, Inc.	25,315
2,960	Solutia, Inc.*	11,100
106	Stepan Co.	3,008
446	Stillwater Mining Co.*	1,409
167	Sutor Technology Group Ltd.*	189
952	Texas Industries, Inc.	15,327
41	United States Lime & Minerals, Inc.*	858
26	Universal Stainless & Alloy*	265
472	Worthington Industries, Inc.	3,870
2,261	WR Grace & Co.*	12,662
852	Zep, Inc.	6,739
1,122	Zoltek Cos., Inc.*	6,418
		309,037
	Telecommunication Services - 1.5%

906	Alaska Communications Systems Group, Inc.	5,699
976	Cbeyond, Inc.*	14,064
2,351	Centennial Communications Corp.*	19,349
1,818	Cogent Communications Group, Inc.*	12,035
348	Consolidated Communications Holdings, Inc.	3,365
344	Global Crossing Ltd.*	2,518
1,363	ICO Global Communications Holdings Ltd.*	341
158	Iowa Telecommunications Services, Inc.	2,142
226	iPCS, Inc.*	1,864
1,219	NTELOS Holdings Corp.	23,368
3,783	PAETEC Holding Corp.*	5,561
2,161	Premiere Global Services, Inc.*	18,066
864	Shenandoah Telecommunications Co.	18,274
1,002	Syniverse Holdings, Inc.*	15,160
711	TerreStar Corp.*	327
5,266	tw telecom, Inc.*	42,339
1,507	Virgin Mobile USA, Inc., Class A*	1,582
1,759	Vonage Holdings Corp.*	616
		186,670
	Utilities - 0.8%

488	Cadiz, Inc.*	3,875
592	Consolidated Water Co., Inc.	5,121
2,015	ITC Holdings Corp.	74,414
730	Ormat Technologies, Inc.	18,754
32	SJW Corp.	737
608	Synthesis Energy Systems, Inc.*	273
2,528	U.S. Geothermal, Inc.*	2,225
		105,399
	Total Common Stocks (Cost $13,751,583)	11,877,563

No. of Warrants
	Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements - 24.8%
$284,893	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $284,899(b)	284,893
227,914	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $227,924(c)	227,914
42,086	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $42,087(d)	42,086
45,583	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $45,584(e)	45,583
227,914	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $227,926(f)	227,914
227,914	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $227,919(g)	227,914
455,829	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $455,856(h)	455,829
113,957	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $113,959(i)	113,957
683,743	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $683,758(j)	683,743
113,957	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $113,959(k)	113,957
685,624	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $685,637(l)	685,624
	Total Repurchase Agreements (Cost $3,109,414)	3,109,414
	Total Investments (Cost $16,860,997) — 119.6%	14,986,977
	Liabilities in excess of other assets — (19.6)%	(2,456,672)
	Net Assets — 100.0%	$12,530,305

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $290,591. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $232,473. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $42,929. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $46,495. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $232,473. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $232,472. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $464,946. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $116,237. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $697,418. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $116,236. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $699,335. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,274,208)
Net unrealized depreciation	$(9,274,208)
Federal income tax cost of investments	$24,261,185

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 2000 Growth® Index	03/06/09	$6,419,549	$(1,448,930)

Equity Index Swap Agreement based on Russell 2000 Growth® Index	03/06/09	7,048,295	(1,132,500)

		$13,467,844	$(2,581,430)

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.0%
	Chemicals — 50.9%

32,666	A. Schulman, Inc.	$466,797
275,761	Air Products & Chemicals, Inc.	12,753,946
97,493	Airgas, Inc.	3,001,809
127,626	Albemarle Corp.	2,469,563
93,030	Ashland, Inc.	549,807
69,251	Cabot Corp.	725,751
200,426	Celanese Corp., Class A	1,711,638
78,844	CF Industries Holdings, Inc.	5,072,035
335,718	Chemtura Corp.	114,144
66,436	Cytec Industries, Inc.	1,023,114
1,300,580	Dow Chemical Co. (The)	9,312,153
95,398	Eastman Chemical Co.	1,959,475
246,248	Ecolab, Inc.	7,825,761
1,256,227	EI Du Pont de Nemours & Co.	23,566,819
61,226	Ferro Corp.	90,002
103,450	FMC Corp.	4,182,484
67,723	HB Fuller Co.	772,042
134,063	Huntsman Corp.	353,926
109,798	International Flavors & Fragrances, Inc.	2,888,785
48,264	Intrepid Potash, Inc.*	1,083,044
95,881	Lubrizol Corp.	2,635,769
26,184	Minerals Technologies, Inc.	783,425
208,021	Mosaic Co. (The)	8,955,304
96,272	Olin Corp.	1,005,080
42,529	OM Group, Inc.*	659,200
231,112	PPG Industries, Inc.	7,178,339
431,009	Praxair, Inc.	24,459,761
63,611	Rockwood Holdings, Inc.*	374,669
172,108	Rohm and Haas Co.	8,961,664
181,966	RPM International, Inc.	1,972,511
66,219	Sensient Technologies Corp.	1,337,624
150,817	Sigma-Aldrich Corp.	5,384,167
142,772	Terra Industries, Inc.	3,682,090
129,943	Valspar Corp.	2,170,048
84,284	WR Grace & Co.*	471,990
30,277	Zep, Inc.	239,491
		150,194,227
	Commercial Services & Supplies — 0.9%

131,635	Avery Dennison Corp.	2,652,445

	Industrial Conglomerates — 0.2%

33,952	Tredegar Corp.	566,999

	Metals & Mining — 30.3%

155,880	AK Steel Holding Corp.	963,338
1,118,295	Alcoa, Inc.	6,966,978
126,802	Allegheny Technologies, Inc.	2,494,195
62,341	Carpenter Technology Corp.	854,072
84,787	Century Aluminum Co.*	188,227
158,602	Cliffs Natural Resources, Inc.	2,447,229
769,621	Coeur d’Alene Mines Corp.*	584,912
159,438	Commercial Metals Co.	1,627,862
45,219	Compass Minerals International, Inc.	2,361,336
532,566	Freeport-McMoRan Copper & Gold, Inc.	16,200,658
236,845	Hecla Mining Co.*	360,005
21,985	Kaiser Aluminum Corp.	484,549
616,954	Newmont Mining Corp.	25,683,795
398,184	Nucor Corp.	13,398,892
89,561	Reliance Steel & Aluminum Co.	2,130,656
32,127	RTI International Metals, Inc.*	348,257
30,212	Schnitzer Steel Industries, Inc., Class A	865,272
303,316	Southern Copper Corp.	4,158,462
253,828	Steel Dynamics, Inc.	2,119,464
63,037	Stillwater Mining Co.*	199,197
137,473	Titanium Metals Corp.	802,842
162,511	United States Steel Corp.	3,196,591
89,801	Worthington Industries, Inc.	736,368
		89,173,157
	Oil, Gas & Consumable Fuels — 8.2%

98,276	Alpha Natural Resources, Inc.*	1,808,279
200,048	Arch Coal, Inc.	2,780,667
256,509	CONSOL Energy, Inc.	6,989,870
63,488	Foundation Coal Holdings, Inc.	1,020,887
149,476	International Coal Group, Inc.*	243,646
118,144	Massey Energy Co.	1,364,563
74,288	Patriot Coal Corp.*	271,151
372,549	Peabody Energy Corp.	8,818,235
154,328	USEC, Inc.*	776,270
		24,073,568
	Paper & Forest Products — 1.5%

15,702	Clearwater Paper Corp.*	154,979
686,032	Domtar Corp.*	541,965
600,422	International Paper Co.	3,416,401
68,918	Wausau Paper Corp.	382,495
		4,495,840
	Total Common Stocks (Cost $301,893,867)	271,156,236

Principal Amount
	Repurchase Agreements - 30.5%
$8,251,911	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $8,252,090(b)	8,251,911
6,601,530	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $6,601,825 (c)	6,601,530
1,219,028	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $1,219,053 (d)	1,219,028
1,320,306	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,320,335 (e)	1,320,306
6,601,530	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $6,601,889 (f)	6,601,530
6,601,530	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $6,601,679(g)	6,601,530
13,203,060	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $13,203,830(h)	13,203,060
3,300,765	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,300,837(i)	3,300,765

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (continued)
$19,804,589	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $19,805,035 (j)	$19,804,589
3,300,765	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $3,300,823(k)	3,300,765
19,859,000	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $19,859,430(l)	19,859,000
	Total Repurchase Agreements (Cost $90,064,014)	90,064,014
	Total Investments (Cost $391,957,881) — 122.5%	361,220,250
	Liabilities in excess of other assets — (22.5%)	(66,324,667)
	Net Assets — 100.0%	$294,895,583

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $8,416,950. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $6,733,577. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $1,243,438. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $1,346,724. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $6,733,595. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $6,733,564. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $13,467,139. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $3,366,799. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $20,200,698. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $3,366,784. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $20,256,197. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,129,131
Aggregate gross unrealized depreciation	(113,536,352)
Net unrealized depreciation	$(108,407,221)
Federal income tax cost of investments	$469,627,471

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	03/06/09	$127,057,556	$(28,268,437)

Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	03/06/09	197,531,704	(31,023,746)

		$324,589,260	$(59,292,183)

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 91.4%
	Auto Components — 1.4%

776	ArvinMeritor, Inc.	$489
1,224	BorgWarner, Inc.	21,114
623	Cooper Tire & Rubber Co.	2,835
1,475	Gentex Corp.	11,800
2,531	Goodyear Tire & Rubber Co. (The)*	11,238
6,211	Johnson Controls, Inc.	70,681
807	Lear Corp.*	484
341	Modine Manufacturing Co.	385
571	TRW Automotive Holdings Corp.*	1,433
735	WABCO Holdings, Inc.	7,438
		127,897
	Automobiles — 1.0%

24,445	Ford Motor Co.*	48,890
5,592	General Motors Corp.	12,582
2,457	Harley-Davidson, Inc.	24,816
400	Thor Industries, Inc.	4,284
307	Winnebago Industries	1,243
		91,815
	Beverages — 21.0%

156	Brown-Forman Corp., Class A	6,767
773	Brown-Forman Corp., Class B	33,224
408	Central European Distribution Corp.*	2,721
22,451	Coca-Cola Co. (The)	917,123
3,358	Coca-Cola Enterprises, Inc.	38,550
2,048	Constellation Brands, Inc., Class A*	26,726
2,670	Dr Pepper Snapple Group, Inc.*	37,514
772	Hansen Natural Corp.*	25,692
1,653	Molson Coors Brewing Co., Class B	58,235
1,381	Pepsi Bottling Group, Inc.	25,549
672	PepsiAmericas, Inc.	11,162
16,509	PepsiCo, Inc.	794,743
		1,978,006
	Biotechnology — 0.1%

348	Martek Biosciences Corp.*	6,518

	Chemicals — 4.8%

5,708	Monsanto Co.	435,349
460	Scotts Miracle-Gro Co. (The), Class A	12,848
		448,197
	Commercial Services & Supplies — 0.1%

567	ACCO Brands Corp.*	539
564	Herman Miller, Inc.	5,685
358	HNI Corp.	3,512
592	Interface, Inc., Class A	1,320
672	Steelcase, Inc., Class A	2,708
		13,764
	Distributors — 0.7%

1,679	Genuine Parts Co.	47,247
1,477	LKQ Corp.*	19,940
		67,187
	Diversified Consumer Services — 0.1%

373	Weight Watchers International, Inc.	6,751

	Food Products — 15.7%

6,193	Archer-Daniels-Midland Co.	165,105
1,271	Bunge Ltd.	59,585
2,357	Campbell Soup Co.	63,097
466	Chiquita Brands International, Inc.*	2,293
4,715	ConAgra Foods, Inc.	71,102
781	Corn Products International, Inc.	15,753
852	Darling International, Inc.*	3,689
1,623	Dean Foods Co.*	33,190
2,101	Del Monte Foods Co.	15,022
901	Flowers Foods, Inc.	20,101
485	Fresh Del Monte Produce, Inc.*	9,108
3,346	General Mills, Inc.	175,598
3,304	H. J. Heinz Co.	107,942
403	Hain Celestial Group, Inc. (The)*	5,674
1,639	Hershey Co. (The)	55,218
773	Hormel Foods Corp.	24,605
1,243	J. M. Smucker Co. (The)	46,140
2,514	Kellogg Co.	97,845
14,175	Kraft Foods, Inc., Class A	322,907
217	Lancaster Colony Corp.	8,437
1,143	McCormick & Co., Inc. (Non-Voting)	35,833
593	Ralcorp Holdings, Inc.*	35,936
7,102	Sara Lee Corp.	54,756
1,397	Smithfield Foods, Inc.*	10,966
242	Tootsie Roll Industries, Inc.	5,184
326	TreeHouse Foods, Inc.*	8,701
3,242	Tyson Foods, Inc., Class A	27,330
		1,481,117
	Household Durables — 3.1%

631	Black & Decker Corp.	14,936
68	Blyth, Inc.	1,388
1,305	Centex Corp.	8,104
2,882	D.R. Horton, Inc.	24,353
288	Ethan Allen Interiors, Inc.	2,748
387	Furniture Brands International, Inc.	526
1,267	Garmin Ltd.	21,691
614	Harman International Industries, Inc.	6,521
601	Hovnanian Enterprises, Inc., Class A*	511
733	Jarden Corp.*	7,440
820	KB Home	7,298
547	La-Z-Boy, Inc.	492
1,645	Leggett & Platt, Inc.	18,802
1,361	Lennar Corp., Class A	9,091
381	MDC Holdings, Inc.	9,613
583	Mohawk Industries, Inc.*	13,170
2,942	Newell Rubbermaid, Inc.	16,622
50	NVR, Inc.*	16,638
2,219	Pulte Homes, Inc.	20,370
451	Ryland Group, Inc.	6,373
605	Snap-On, Inc.	14,272
827	Stanley Works (The)	22,131
745	Tempur-Pedic International, Inc.	4,574
1,348	Toll Brothers, Inc.*	21,366
651	Tupperware Brands Corp.	9,231
774	Whirlpool Corp.	17,206
		295,467
	Household Products — 23.0%

737	Church & Dwight Co., Inc.	36,054
1,459	Clorox Co.	70,907
5,363	Colgate-Palmolive Co.	322,745
614	Energizer Holdings, Inc.*	25,905
4,379	Kimberly-Clark Corp.	206,295
31,228	Procter & Gamble Co.	1,504,253
162	WD-40 Co.	3,987
		2,170,146

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Internet & Catalog Retail — 0.0%

293	NutriSystem, Inc.	$3,780

	Leisure Equipment & Products — 1.2%

925	Brunswick Corp.	2,858
681	Callaway Golf Co.	4,610
2,829	Eastman Kodak Co.	9,025
1,325	Hasbro, Inc.	30,329
287	Jakks Pacific, Inc.*	3,636
3,813	Mattel, Inc.	45,146
343	Polaris Industries, Inc.	6,315
500	Pool Corp.	6,635
		108,554
	Machinery — 0.1%

523	Briggs & Stratton Corp.	6,370

	Media — 0.1%

548	Marvel Entertainment, Inc.*	14,171

	Personal Products — 1.7%

925	Alberto-Culver Co.	20,480
4,499	Avon Products, Inc.	79,137
178	Chattem, Inc.*	11,291
1,163	Estee Lauder Cos., Inc. (The), Class A	26,342
671	Herbalife Ltd.	9,152
592	NBTY, Inc.*	8,803
544	Nu Skin Enterprises, Inc., Class A	5,114
		160,319
	Software — 1.3%

6,235	Activision Blizzard, Inc.*	62,537
3,358	Electronic Arts, Inc.*	54,769
810	Take-Two Interactive Software, Inc.*	5,014
705	THQ, Inc.*	1,763
		124,083
	Textiles, Apparel & Luxury Goods — 3.1%

595	Carter’s, Inc.*	9,704
3,446	Coach, Inc.*	48,175
868	CROCS, Inc.*	1,059
137	Deckers Outdoor Corp.*	5,654
496	Fossil, Inc.*	6,259
990	Hanesbrands, Inc.*	6,930
880	Jones Apparel Group, Inc.	2,367
1,002	Liz Claiborne, Inc.	2,796
2,849	NIKE, Inc., Class B	118,319
542	Phillips-Van Heusen Corp.	8,981
1,247	Quiksilver, Inc.*	1,559
487	Timberland Co. (The), Class A*	5,479
351	Under Armour, Inc., Class A*	5,051
919	VF Corp.	47,696
486	Warnaco Group, Inc. (The)*	10,522
518	Wolverine World Wide, Inc.	7,853
		288,404
	Tobacco — 12.9%

21,719	Altria Group, Inc.	335,341
1,774	Lorillard, Inc.	103,673
21,335	Philip Morris International, Inc.	714,082
1,781	Reynolds American, Inc.	59,806
267	Universal Corp.	7,674
		1,220,576
	Total Common Stocks
	(Cost $11,068,055)	8,613,122

Principal Amount
	Repurchase Agreements - 21.5%
$185,888	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $185,892(b)	185,888
148,711	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $148,718(c)	148,711
27,461	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $27,462(d)	27,461
29,742	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $29,743(e)	29,742
148,711	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $148,719 (f)	148,711
148,711	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $148,714 (g)	148,711
297,422	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $297,439 (h)	297,422
74,355	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $74,357(i)	74,355
446,133	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $446,143(j)	446,133
74,355	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $74,356(k)	74,355
447,358	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $447,368(l)	447,358
	Total Repurchase Agreements (Cost $2,028,847)	2,028,847
	Total Investments
	(Cost $13,096,902) — 112.9%	10,641,969
	Liabilities in excess of other assets — (12.9%)	(1,212,863)
	Net Assets — 100.0%	$9,429,106

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $189,607. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $151,686. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $28,011. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $30,337. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $151,686. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $151,685. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $303,371. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $75,843. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $455,056. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $75,842. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $456,306. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,789
Aggregate gross unrealized depreciation	(3,644,206)
Net unrealized depreciation	$(3,629,417)
Federal income tax cost of investments	$14,271,386

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	03/06/09	$5,144,219	$(659,119)

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	03/06/09	5,207,303	(541,284)

		$10,351,522	$(1,200,403)

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.9%
	Airlines — 1.3%

255	Alaska Air Group, Inc.*	$5,587
1,961	AMR Corp.*	8,020
780	Continental Airlines, Inc., Class B*	7,816
4,436	Delta Air Lines, Inc.*	22,313
1,276	JetBlue Airways Corp.*	4,862
404	Skywest, Inc.	4,137
5,163	Southwest Airlines Co.	30,410
906	UAL Corp.*	4,448
		87,593
	Commercial Services & Supplies — 0.2%

436	Copart, Inc.*	11,781

	Computers & Peripherals — 0.0%

215	Avid Technology, Inc.*	2,141

	Diversified Consumer Services — 3.6%

910	Apollo Group, Inc., Class A*	65,975
631	Career Education Corp.*	15,567
599	Corinthian Colleges, Inc.*	11,800
436	DeVry, Inc.	22,650
2,380	H&R Block, Inc.	45,458
436	Hillenbrand, Inc.	7,312
271	ITT Educational Services, Inc.*	30,759
214	Matthews International Corp., Class A	7,434
57	Pre-Paid Legal Services, Inc.*	1,819
304	Regis Corp.	3,830
1,808	Service Corp. International	6,111
473	Sotheby’s	3,174
585	Stewart Enterprises, Inc., Class A	1,357
101	Strayer Education, Inc.	17,145
		240,391
	Electronic Equipment, Instruments & Components — 0.2%

361	Dolby Laboratories, Inc., Class A*	10,126

	Energy Equipment & Services — 0.2%

312	IHS, Inc., Class A*	12,708

	Food & Staples Retailing — 25.5%

419	BJ’s Wholesale Club, Inc.*	12,520
359	Casey’s General Stores, Inc.	7,148
3,033	Costco Wholesale Corp.	128,417
10,070	CVS Caremark Corp.	259,202
4,285	Kroger Co. (The)	88,571
4,053	Rite Aid Corp.*	1,135
298	Ruddick Corp.	6,461
3,016	Safeway, Inc.	55,796
1,499	SUPERVALU, Inc.	23,399
4,227	Sysco Corp.	90,880
274	United Natural Foods, Inc.*	4,077
6,972	Walgreen Co.	166,352
17,160	Wal-Mart Stores, Inc.	844,958
981	Whole Foods Market, Inc.	11,919
		1,700,835
	Health Care Providers & Services — 3.5%

1,117	AmerisourceBergen Corp.	35,476
2,512	Cardinal Health, Inc.	81,514
159	Chemed Corp.	6,330
1,949	McKesson Corp.	79,948
749	Omnicare, Inc.	19,421
587	VCA Antech, Inc.*	12,204
		234,893
	Hotels, Restaurants & Leisure — 12.8%

383	Bally Technologies, Inc.*	7,124
215	Bob Evans Farms, Inc.	3,971
408	Boyd Gaming Corp.	1,734
711	Brinker International, Inc.	7,821
643	Burger King Holdings, Inc.	13,818
2,969	Carnival Corp.	58,074
162	CEC Entertainment, Inc.*	3,783
401	Cheesecake Factory, Inc. (The)*	3,264
103	Chipotle Mexican Grill, Inc., Class A*	5,627
128	Chipotle Mexican Grill, Inc., Class B*	6,421
238	Choice Hotels International, Inc.	5,893
159	Cracker Barrel Old Country Store, Inc.	3,558
903	Darden Restaurants, Inc.	24,507
288	Gaylord Entertainment Co.*	1,889
2,086	International Game Technology	18,399
194	International Speedway Corp., Class A	3,750
273	Interval Leisure Group, Inc.*	1,092
401	Jack in the Box, Inc.*	7,796
2,017	Las Vegas Sands Corp.*	4,599
248	Life Time Fitness, Inc.*	2,123
2,143	Marriott International, Inc., Class A	30,345
7,840	McDonald’s Corp.	409,640
673	MGM Mirage*	2,356
355	Orient-Express Hotels Ltd., Class A	1,406
208	Panera Bread Co., Class A*	9,160
155	Papa John’s International, Inc.*	3,433
471	Penn National Gaming, Inc.*	8,991
160	PF Chang’s China Bistro, Inc.*	3,152
418	Pinnacle Entertainment, Inc.*	3,139
944	Royal Caribbean Cruises Ltd.	5,664
489	Scientific Games Corp., Class A*	5,174
427	Sonic Corp.*	3,843
5,134	Starbucks Corp.*	46,976
1,187	Starwood Hotels & Resorts Worldwide, Inc.	13,757
206	Vail Resorts, Inc.*	3,889
2,712	Wendy’s/Arby’s Group, Inc., Class A	12,285
310	WMS Industries, Inc.*	5,620
1,258	Wyndham Worldwide Corp.	4,642
457	Wynn Resorts Ltd.*	9,574
3,254	Yum! Brands, Inc.	85,515
		853,804
	Household Durables — 0.0%

296	American Greetings Corp., Class A	1,104

	Internet & Catalog Retail — 3.1%

2,173	Amazon.com, Inc.*	140,789
1,467	Expedia, Inc.*	11,692
273	HSN, Inc.*	1,166
3,970	Liberty Media Corp. - Interactive, Class A*	12,863
324	NetFlix, Inc.*	11,709
285	priceline.com, Inc.*	24,185
282	Ticketmaster Entertainment, Inc.*	1,379
		203,783
	Internet Software & Services — 1.3%

7,715	eBay, Inc.*	83,862
632	RealNetworks, Inc.*	1,454
607	Valueclick, Inc.*	3,806
		89,122

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Media — 18.8%

186	Arbitron, Inc.	$2,407
94	Ascent Media Corp., Class A*	2,204
616	Belo Corp., Class A	493
1,645	Cablevision Systems Corp., Class A	21,369
4,110	CBS Corp., Class B	17,550
13,404	Comcast Corp., Class A	175,056
5,700	Comcast Corp., Special, Class A	69,255
364	CTC Media, Inc.*	1,252
3,844	DIRECTV Group, Inc. (The)*	76,649
941	Discovery Communications, Inc., Class A*	14,595
982	Discovery Communications, Inc., Class C*	14,416
1,477	DISH Network Corp., Class A*	16,616
411	DreamWorks Animation SKG, Inc., Class A*	7,928
1,615	Gannett Co., Inc.	5,233
268	Harte-Hanks, Inc.	1,503
3,352	Interpublic Group of Cos., Inc.*	12,771
349	John Wiley & Sons, Inc., Class A	10,955
453	Lamar Advertising Co., Class A*	3,135
1,019	Liberty Global, Inc., Class A*	12,503
990	Liberty Global, Inc., Class C*	11,771
648	Liberty Media Corp. - Capital, Class A*	3,331
3,461	Liberty Media Corp. - Entertainment, Class A*	59,944
547	Live Nation, Inc.*	1,920
404	McClatchy Co. (The), Class A	198
2,257	McGraw-Hill Cos., Inc. (The)	44,531
256	Meredith Corp.	3,290
814	New York Times Co. (The), Class A	3,362
12,766	News Corp., Class A	70,979
3,059	News Corp., Class B	19,149
2,184	Omnicom Group, Inc.	52,481
547	Regal Entertainment Group, Class A	5,601
227	Scholastic Corp.	2,499
616	Scripps Networks Interactive, Inc., Class A	12,265
327	Sinclair Broadcast Group, Inc., Class A	366
1,096	Time Warner Cable, Inc., Class A*	19,980
25,166	Time Warner, Inc.	192,017
335	Valassis Communications, Inc.*	452
84	Viacom, Inc., Class A*	1,413
3,963	Viacom, Inc., Class B*	60,991
12,204	Walt Disney Co. (The)	204,661
40	Washington Post Co. (The), Class B	14,420
		1,251,511
	Multiline Retail — 5.3%

377	99 Cents Only Stores*	3,106
572	Big Lots, Inc.*	8,872
422	Dillard’s, Inc., Class A	1,498
635	Dollar Tree, Inc.*	24,651
929	Family Dollar Stores, Inc.	25,492
266	Fred’s, Inc., Class A	2,450
1,368	J.C. Penney Co., Inc.	20,971
2,021	Kohl’s Corp.*	71,018
2,950	Macy’s, Inc.	23,216
1,183	Nordstrom, Inc.	15,935
886	Saks, Inc.*	2,153
427	Sears Holdings Corp.*	15,697
4,806	Target Corp.	136,058
		351,117
	Professional Services — 0.4%

379	Dun & Bradstreet Corp.	28,035

	Road & Rail — 0.1%

717	Avis Budget Group, Inc.*	287
935	Hertz Global Holdings, Inc.*	2,954
		3,241
	Software — 0.2%

308	Factset Research Systems, Inc.	11,870

	Specialty Retail — 16.2%

612	Abercrombie & Fitch Co., Class A	13,458
664	Advance Auto Parts, Inc.	25,398
470	Aeropostale, Inc.*	10,899
1,238	American Eagle Outfitters, Inc.	12,083
404	AnnTaylor Stores Corp.*	2,658
783	AutoNation, Inc.*	7,814
244	AutoZone, Inc.*	34,704
262	Barnes & Noble, Inc.	4,700
1,839	Bed Bath & Beyond, Inc.*	39,171
2,363	Best Buy Co., Inc.	68,102
299	Brown Shoe Co., Inc.	1,067
1,391	Carmax, Inc.*	13,117
195	Cato Corp. (The), Class A	2,853
688	Charming Shoppes, Inc.*	482
1,234	Chico’s FAS, Inc.*	5,590
167	Children’s Place Retail Stores, Inc. (The)*	3,053
251	Christopher & Banks Corp.	976
452	Collective Brands, Inc.*	4,678
598	Dick’s Sporting Goods, Inc.*	7,385
309	Dress Barn, Inc.*	3,065
1,101	Foot Locker, Inc.	9,149
1,076	GameStop Corp., Class A*	28,966
3,650	Gap, Inc. (The)	39,384
134	Genesco, Inc.*	1,916
167	Group 1 Automotive, Inc.	1,787
426	Guess?, Inc.	6,846
206	Gymboree Corp.*	5,298
11,946	Home Depot, Inc.	249,552
360	J. Crew Group, Inc.*	4,054
2,044	Limited Brands, Inc.	15,718
10,289	Lowe’s Cos., Inc.	162,978
327	Men’s Wearhouse, Inc. (The)	3,492
1,920	Office Depot, Inc.*	2,016
535	OfficeMax, Inc.	2,044
939	O’Reilly Automotive, Inc.*	31,325
460	Pacific Sunwear of California*	649
318	PEP Boys-Manny Moe & Jack	1,005
894	PetSmart, Inc.	17,916
883	RadioShack Corp.	6,472
469	Rent-A-Center, Inc.*	8,217
928	Ross Stores, Inc.	27,395
595	Sally Beauty Holdings, Inc.*	2,303
597	Signet Jewelers Ltd.	4,418
4,974	Staples, Inc.	79,335
874	Tiffany & Co.	16,641
2,948	TJX Cos., Inc.	65,652
218	Tractor Supply Co.*	6,810
171	Tween Brands, Inc.*	205
834	Urban Outfitters, Inc.*	13,878

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
670	Williams-Sonoma, Inc.	$5,849
164	Zale Corp.*	205
		1,082,728
	Textiles, Apparel & Luxury Goods — 0.2%

391	Polo Ralph Lauren Corp.	13,478

	Total Common Stocks
	(Cost $6,972,655)	6,190,261

Principal Amount
	Repurchase Agreements - 21.3%
$130,349	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $130,352(b)	130,349
104,279	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $104,284(c)	104,279
19,256	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $19,256(d)	19,256
20,856	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $20,856(e)	20,856
104,279	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $104,285(f)	104,279
104,279	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $104,281 (g)	104,279
208,559	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $208,571 (h)	208,559
52,140	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $52,141(i)	52,140
312,838	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $312,845(j)	312,838
52,140	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $52,141(k)	52,140
313,697	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $313,704(l)	313,697
	Total Repurchase Agreements (Cost $1,422,672)	1,422,672
	Total Investments
	(Cost $8,395,327) — 114.2%	7,612,933
	Liabilities in excess of other assets — (14.2%)	(944,238)
	Net Assets — 100.0%	$6,668,695

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $132,956. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $106,365. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $19,642. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $21,273. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $106,365. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $106,365. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $212,730. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $53,183. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $319,095. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $53,183. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $319,971. The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,321,093)
Net unrealized depreciation	$(3,321,093)
Federal income tax cost of investments	$10,934,026

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	03/06/09	$2,736,430	$(63,570)

Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	03/06/09	4,480,553	(805,856)

		$7,216,983	$(869,426)

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 93.3%
	Capital Markets — 17.7%

74,240	Affiliated Managers Group, Inc.*	$2,671,155
395,632	Ameriprise Financial, Inc.	6,306,374
2,078,388	Bank of New York Mellon Corp. (The)	46,077,862
36,418	BlackRock, Inc.	3,525,627
1,718,991	Charles Schwab Corp. (The)	21,848,376
806,878	E*Trade Financial Corp.*	645,502
210,182	Eaton Vance Corp.	3,636,149
175,045	Federated Investors, Inc., Class B	3,301,349
289,638	Franklin Resources, Inc.	13,265,420
362,404	GLG Partners, Inc.	786,417
731,992	Goldman Sachs Group, Inc. (The)	66,669,831
707,771	Invesco Ltd.	8,089,823
79,737	Investment Technology Group, Inc.*	1,552,479
288,559	Janus Capital Group, Inc.	1,272,545
212,083	Jefferies Group, Inc.	2,097,501
165,508	Knight Capital Group, Inc., Class A*	2,911,286
139,077	Lazard Ltd., Class A	3,376,790
252,821	Legg Mason, Inc.	3,243,693
177,702	MF Global Ltd.*	771,227
1,768,300	Morgan Stanley	34,552,582
407,002	Northern Trust Corp.	22,608,961
85,158	optionsXpress Holdings, Inc.	840,509
35,707	Piper Jaffray Cos.*	785,197
176,344	Raymond James Financial, Inc.	2,461,762
255,377	SEI Investments Co.	3,023,664
787,759	State Street Corp.	19,906,670
49,677	SWS Group, Inc.	674,117
474,287	T. Rowe Price Group, Inc.	10,785,286
440,593	TD Ameritrade Holding Corp.*	5,229,839
9,754	Virtus Investment Partners, Inc.*	48,770
155,112	Waddell & Reed Financial, Inc., Class A	2,190,181
		295,156,944
	Commercial Banks — 16.3%

218,014	Associated Banc-Corp	3,152,482
140,552	BancorpSouth, Inc.	2,618,484
87,151	Bank of Hawaii Corp.	2,792,318
1,006,861	BB&T Corp.	16,240,668
41,065	BOK Financial Corp.	1,236,056
418,062	CapitalSource, Inc.	781,776
90,261	Cathay General Bancorp	877,337
230,209	Citizens Republic Bancorp, Inc.*	172,657
73,065	City National Corp./CA	2,343,925
368,444	Colonial BancGroup, Inc. (The)	165,800
276,403	Comerica, Inc.	4,148,809
112,415	Commerce Bancshares, Inc./MO	3,904,173
102,364	Cullen/Frost Bankers, Inc.	4,405,747
115,400	East West Bancorp, Inc.	820,494
964,418	Fifth Third Bancorp	2,034,922
140,512	First Bancorp/Puerto Rico	584,530
375,025	First Horizon National Corp.	3,438,979
89,232	First Midwest Bancorp, Inc./IL	671,025
136,939	FirstMerit Corp.	2,014,373
164,145	FNB Corp./PA	1,030,831
85,479	Frontier Financial Corp.	132,492
316,238	Fulton Financial Corp.	1,967,000
108,439	Glacier Bancorp, Inc.	1,668,876
47,947	Hancock Holding Co.	1,359,777
669,499	Huntington Bancshares, Inc./OH	977,468
97,421	International Bancshares Corp.	975,184
903,473	KeyCorp	6,333,346
143,546	M&T Bank Corp.	5,253,784
443,286	Marshall & Ilsley Corp.	2,030,250
63,430	MB Financial, Inc.	823,321
144,943	National Penn Bancshares, Inc.	1,074,028
121,648	Old National Bancorp/IN	1,419,632
84,892	Pacific Capital Bancorp N.A.	614,618
46,880	PacWest Bancorp	641,318
21,055	Park National Corp.	1,018,009
678,818	PNC Financial Services Group, Inc.	18,558,884
465,635	Popular, Inc.	1,047,679
57,556	PrivateBancorp, Inc.	717,148
84,157	Prosperity Bancshares, Inc.	2,147,687
60,145	Provident Bankshares Corp.	357,863
1,269,252	Regions Financial Corp.	4,340,842
133,313	South Financial Group, Inc. (The)	167,974
133,921	Sterling Bancshares, Inc./TX	729,869
94,931	Sterling Financial Corp./WA	130,055
645,781	SunTrust Banks, Inc.	7,768,745
156,663	Susquehanna Bancshares, Inc.	1,373,934
59,015	SVB Financial Group*	964,895
499,716	Synovus Financial Corp.	1,739,012
225,859	TCF Financial Corp.	2,769,031
91,683	Trustmark Corp.	1,631,041
3,152,338	U.S. Bancorp	45,109,957
202,096	UCBH Holdings, Inc.	323,354
57,276	UMB Financial Corp.	2,172,479
109,157	Umpqua Holdings Corp.	927,834
79,328	United Bankshares, Inc.	1,221,651
87,886	United Community Banks, Inc./GA	304,086
246,331	Valley National Bancorp	2,815,563
95,994	Webster Financial Corp.	372,457
7,178,388	Wells Fargo & Co.	86,858,495
52,872	Westamerica Bancorporation	2,108,007
117,171	Whitney Holding Corp./LA	1,294,740
122,591	Wilmington Trust Corp.	1,103,319
43,192	Wintrust Financial Corp.	538,172
210,224	Zions Bancorporation	1,969,799
		271,289,061
	Consumer Finance — 2.4%

1,871,225	American Express Co.	22,566,974
212,466	AmeriCredit Corp.*	817,994
715,559	Capital One Financial Corp.	8,622,486
872,807	Discover Financial Services	5,001,184
852,069	SLM Corp.*	3,919,517
		40,928,155
	Diversified Financial Services — 16.1%

11,372,060	Bank of America Corp.	44,919,637
557,253	CIT Group, Inc.	1,365,270
9,939,821	Citigroup, Inc.	14,909,732
122,262	CME Group, Inc.	22,300,589
132,481	IntercontinentalExchange, Inc.*	7,520,946
6,814,457	JPMorgan Chase & Co.	155,710,342
349,861	Moody’s Corp.	6,280,005
132,646	MSCI, Inc., Class A*	2,090,501

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
288,409	NASDAQ OMX Group, Inc. (The)*	$6,027,748
410,357	NYSE Euronext	6,926,826
		268,051,596
	Insurance — 21.7%

608,138	ACE Ltd.	22,203,118
851,198	Aflac, Inc.	14,266,078
10,567	Alleghany Corp.*	2,775,211
64,848	Allied World Assurance Co. Holdings Ltd.	2,490,812
978,629	Allstate Corp. (The)	16,470,326
523,950	Ambac Financial Group, Inc.	309,131
140,778	American Financial Group, Inc./OH	2,190,506
4,314,095	American International Group, Inc.	1,811,920
28,394	American National Insurance Co.	1,201,350
434,167	AON Corp.	16,602,546
90,650	Arch Capital Group Ltd.*	4,895,100
172,935	Arthur J. Gallagher & Co.	2,744,478
128,525	Aspen Insurance Holdings Ltd.	2,800,560
180,188	Assurant, Inc.	3,675,835
108,547	Assured Guaranty Ltd.	479,778
258,054	Axis Capital Holdings Ltd.	5,775,249
207,457	Brown & Brown, Inc.	3,499,800
649,164	Chubb Corp.	25,343,363
277,452	Cincinnati Financial Corp.	5,698,864
337,293	Conseco, Inc.*	408,125
75,124	Delphi Financial Group, Inc., Class A	814,344
92,410	Endurance Specialty Holdings Ltd.	2,067,212
58,654	Erie Indemnity Co., Class A	1,761,966
106,447	Everest Re Group Ltd.	6,932,893
386,190	Fidelity National Financial, Inc., Class A	6,399,168
149,485	First American Corp.	3,463,567
790,372	Genworth Financial, Inc., Class A	956,350
94,773	Hanover Insurance Group, Inc. (The)	3,333,166
550,410	Hartford Financial Services Group, Inc.	3,357,501
209,575	HCC Insurance Holdings, Inc.	4,600,171
71,305	Horace Mann Educators Corp.	548,335
85,049	IPC Holdings Ltd.	2,161,095
472,946	Lincoln National Corp.	4,062,606
647,319	Loews Corp.	12,849,282
17,604	Markel Corp.*	4,679,319
932,955	Marsh & McLennan Cos., Inc.	16,727,883
86,066	Max Capital Group Ltd.	1,420,089
424,424	MBIA, Inc.*	1,162,922
47,953	Mercury General Corp.	1,292,813
922,810	MetLife, Inc.	17,035,073
155,319	Montpelier Re Holdings Ltd.	1,972,551
71,842	National Financial Partners Corp.	178,887
421,835	Old Republic International Corp.	3,830,262
100,380	PartnerRe Ltd.	6,213,522
197,036	Phoenix Cos, Inc. (The)	94,577
87,143	Platinum Underwriters Holdings Ltd.	2,443,490
438,697	Principal Financial Group, Inc.	3,505,189
57,216	ProAssurance Corp.*	2,734,353
1,157,650	Progressive Corp. (The)*	13,394,011
127,312	Protective Life Corp.	481,239
776,162	Prudential Financial, Inc.	12,736,818
132,133	Reinsurance Group of America, Inc.	3,594,018
112,022	RenaissanceRe Holdings Ltd.	5,044,351
35,701	RLI Corp.	1,748,635
96,456	Selective Insurance Group	1,160,366
89,837	StanCorp Financial Group, Inc.	1,616,168
155,321	Torchmark Corp.	3,199,613
47,806	Transatlantic Holdings, Inc.	1,437,526
1,066,976	Travelers Cos., Inc. (The)	38,571,182
83,762	Unitrin, Inc.	902,954
604,767	Unum Group	6,156,528
256,935	W. R. Berkley Corp.	5,346,817
14,443	White Mountains Insurance Group Ltd.	2,859,858
304,122	Willis Group Holdings Ltd.	6,657,231
604,314	XL Capital Ltd., Class A	2,000,279
68,252	Zenith National Insurance Corp.	1,500,862
		360,649,192
	IT Services — 4.2%

147,912	Mastercard, Inc., Class A	23,374,533
814,922	Visa, Inc., Class A	46,214,227
		69,588,760
	Professional Services — 0.3%

230,601	Equifax, Inc.	4,957,921

	Real Estate Investment Trusts — 12.1%

58,403	Alexandria Real Estate Equities, Inc.	2,333,784
178,355	AMB Property Corp.	2,124,208
76,596	American Campus Communities, Inc.	1,311,324
981,275	Annaly Capital Management, Inc.	13,639,723
238,098	Apartment Investment & Management Co., Class A	1,242,872
144,279	AvalonBay Communities, Inc.	6,120,315
146,427	BioMed Realty Trust, Inc.	1,249,022
217,523	Boston Properties, Inc.	8,067,928
161,834	Brandywine Realty Trust	763,856
92,558	BRE Properties, Inc.	1,751,197
96,337	Camden Property Trust	1,810,172
121,415	CBL & Associates Properties, Inc.	376,387
76,260	Colonial Properties Trust	290,551
94,814	Corporate Office Properties Trust/MD	2,370,350
74,849	Cousins Properties, Inc.	532,176
313,928	DCT Industrial Trust, Inc.	916,670
218,314	Developers Diversified Realty Corp.	644,026
164,644	DiamondRock Hospitality Co.	508,750
122,716	Digital Realty Trust, Inc.	3,667,981
198,850	Douglas Emmett, Inc.	1,495,352
266,327	Duke Realty Corp.	1,837,656
59,662	Entertainment Properties Trust	889,560
41,886	Equity Lifestyle Properties, Inc.	1,396,060
494,303	Equity Residential	8,699,733
49,054	Essex Property Trust, Inc.	2,668,538
107,089	Federal Realty Investment Trust	4,404,571
114,171	FelCor Lodging Trust, Inc.	92,479

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
80,906	First Industrial Realty Trust, Inc.	$178,802
117,142	Franklin Street Properties Corp.	1,241,705
461,170	HCP, Inc.	8,425,576
188,475	Health Care REIT, Inc.	5,799,376
107,193	Healthcare Realty Trust, Inc.	1,553,227
116,519	Highwoods Properties, Inc.	2,201,044
58,882	Home Properties, Inc.	1,562,728
171,413	Hospitality Properties Trust	1,954,108
951,273	Host Hotels & Resorts, Inc.	3,519,710
411,600	HRPT Properties Trust	1,329,468
239,017	iStar Financial, Inc.	334,624
60,007	Kilroy Realty Corp.	1,116,730
421,210	Kimco Realty Corp.	3,727,709
74,887	LaSalle Hotel Properties	398,399
142,383	Lexington Realty Trust	458,473
178,635	Liberty Property Trust	3,263,661
139,211	Macerich Co. (The)	1,589,790
119,551	Mack-Cali Realty Corp.	2,041,931
67,893	Maguire Properties, Inc.*	101,839
377,652	MFA Financial, Inc.	2,167,722
51,895	Mid-America Apartment Communities, Inc.	1,341,486
143,169	National Retail Properties, Inc.	2,057,339
181,364	Nationwide Health Properties, Inc.	3,674,435
96,459	Newcastle Investment Corp.	27,973
149,525	Omega Healthcare Investors, Inc.	1,963,263
73,308	Pennsylvania Real Estate Investment Trust	223,589
304,695	Plum Creek Timber Co., Inc.	7,992,150
80,601	Post Properties, Inc.	776,994
71,846	Potlatch Corp.	1,635,933
485,374	ProLogis	2,810,315
234,716	Public Storage	13,022,044
111,395	RAIT Financial Trust	93,572
143,218	Rayonier, Inc.	3,809,599
190,620	Realty Income Corp.	3,341,569
50,319	Redwood Trust, Inc.	679,306
126,843	Regency Centers Corp.	3,422,224
208,967	Senior Housing Properties Trust	2,637,164
407,879	Simon Property Group, Inc.	13,500,795
103,751	SL Green Realty Corp.	1,205,587
135,456	Strategic Hotels & Resorts, Inc.	111,074
99,760	Sunstone Hotel Investors, Inc.	218,474
57,990	Tanger Factory Outlet Centers	1,600,524
96,216	Taubman Centers, Inc.	1,505,780
263,081	UDR, Inc.	2,080,971
261,196	Ventas, Inc.	5,633,998
262,654	Vornado Realty Trust	8,596,665
91,968	Washington Real Estate Investment Trust	1,577,251
148,166	Weingarten Realty Investors	1,672,794
		201,384,731
	Real Estate Management & Development — 0.5%

370,966	Brookfield Properties Corp.	1,836,282
424,277	CB Richard Ellis Group, Inc., Class A*	1,226,161
121,866	Forest City Enterprises, Inc., Class A	610,549
59,474	Forestar Group, Inc.*	447,244
63,046	Jones Lang LaSalle, Inc.	1,255,876
166,905	St. Joe Co. (The)*	3,069,383
		8,445,495
	Thrifts & Mortgage Finance — 2.0%

159,350	Astoria Financial Corp.	1,139,352
55,987	Dime Community Bancshares	552,032
216,009	First Niagara Financial Group, Inc.	2,510,025
879,607	Hudson City Bancorp, Inc.	9,121,525
228,836	MGIC Investment Corp.	521,746
627,961	New York Community Bancorp, Inc.	6,185,416
181,855	NewAlliance Bancshares, Inc.	2,076,784
312,266	People’s United Financial, Inc.	5,436,551
102,281	Provident Financial Services, Inc.	955,304
177,606	TFS Financial Corp.	2,074,438
138,180	TrustCo Bank Corp. NY	835,989
158,492	Washington Federal, Inc.	1,805,224
		33,214,386
	Total Common Stocks
	(Cost $1,982,496,067)	1,553,666,241

Principal
Amount
	Repurchase Agreements - 30.8%
$46,945,272	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $46,946,289 (b)	46,945,272
37,556,218	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $37,557,898(c)	37,556,218
6,935,074	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $6,935,218 (d)	6,935,074
7,511,244	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,511,407 (e)	7,511,244
37,556,218	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $37,558,263(f)	37,556,218
37,556,218	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $37,557,063(g)	37,556,218
75,112,436	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $75,116,818(h)	75,112,436
18,778,109	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $18,778,516 (i)	18,778,109
112,668,654	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $112,671,189 (j)	112,668,654
18,778,109	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $18,778,438(k)	18,778,109

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	Repurchase Agreements (continued)
$112,978,195	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $112,980,643(l)	$112,978,195
	Total Repurchase Agreements (Cost $512,375,747)	512,375,747
	Total Investments (Cost $2,494,871,814) — 124.1%	2,066,041,988
	Liabilities in excess of other assets — (24.1%)	(401,317,095)
	Net Assets — 100.0%	$1,664,724,893

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $47,884,178. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $38,307,434. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $7,073,944. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $7,661,535. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $38,307,537. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $38,307,359. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $76,614,786. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $19,153,778. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $114,922,124. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $19,153,691. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $115,237,855. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,664,133,267)
Net unrealized depreciation	$(1,664,133,267)
Federal income tax cost of investments	$3,730,175,255

Swap Agreements

Ultra Financials had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	03/06/09	$201,887,604	$(55,795,496)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	03/06/09	314,380,984	(70,847,460)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	03/06/09	372,268,685	(37,854,837)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	03/06/09	897,398,221	(241,268,112)

		$1,785,935,494	$(405,765,905)

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.6%
	Biotechnology — 18.2%

205	Abraxis Bioscience, Inc.*	$12,001
2,693	Alexion Pharmaceuticals, Inc.*	92,101
3,272	Alkermes, Inc.*	32,982
36,603	Amgen, Inc.*	1,790,985
4,743	Amylin Pharmaceuticals, Inc.*	43,303
10,150	Biogen Idec, Inc.*	467,306
3,442	BioMarin Pharmaceutical, Inc.*	41,304
2,777	Celera Corp.*	17,856
15,735	Celgene Corp.*	703,826
2,341	Cephalon, Inc.*	153,546
1,993	Cepheid, Inc.*	13,313
1,949	Cubist Pharmaceuticals, Inc.*	27,695
1,966	CV Therapeutics, Inc.*	31,456
1,347	Enzon Pharmaceuticals, Inc.*	7,126
824	Facet Biotech Corp.*	5,364
16,037	Genentech, Inc.*	1,371,965
9,233	Genzyme Corp.*	562,567
31,495	Gilead Sciences, Inc.*	1,410,976
4,642	Human Genome Sciences, Inc.*	8,773
3,361	Incyte Corp.*	7,764
1,075	InterMune, Inc.*	16,179
3,124	Isis Pharmaceuticals, Inc.*	40,175
4,412	Medarex, Inc.*	17,251
1,608	Myriad Genetics, Inc.*	126,791
1,923	Onyx Pharmaceuticals, Inc.*	57,671
1,977	OSI Pharmaceuticals, Inc.*	67,416
4,128	PDL BioPharma, Inc.	24,231
2,141	Regeneron Pharmaceuticals, Inc.*	30,509
1,872	Savient Pharmaceuticals, Inc.*	8,087
1,782	Theravance, Inc.*	24,841
806	United Therapeutics Corp.*	54,091
5,203	Vertex Pharmaceuticals, Inc.*	157,287
		7,426,738
	Health Care Equipment & Supplies — 16.4%

2,639	Alcon, Inc.	217,348
2,492	American Medical Systems Holdings, Inc.*	25,792
21,452	Baxter International, Inc.	1,092,121
2,167	Beckman Coulter, Inc.	97,168
7,959	Becton, Dickinson & Co.	492,583
51,274	Boston Scientific Corp.*	359,943
1,567	Cooper Cos., Inc. (The)	34,458
17,100	Covidien Ltd.	541,557
3,433	CR Bard, Inc.	275,533
4,821	DENTSPLY International, Inc.	111,462
1,947	Edwards Lifesciences Corp.*	108,273
1,860	Gen-Probe, Inc.*	75,460
879	Haemonetics Corp.*	46,921
2,139	Hill-Rom Holdings, Inc.	21,005
8,833	Hologic, Inc.*	99,990
5,502	Hospira, Inc.*	127,646
2,057	Idexx Laboratories, Inc.*	61,916
2,417	Immucor, Inc.*	54,237
1,354	Intuitive Surgical, Inc.*	123,160
1,069	Invacare Corp.	17,147
2,667	Inverness Medical Innovations, Inc.*	59,927
1,850	Kinetic Concepts, Inc.*	40,293
1,660	Masimo Corp.*	41,483
38,849	Medtronic, Inc.	1,149,542
1,243	NuVasive, Inc.*	35,239
2,618	Resmed, Inc.*	96,552
11,908	St. Jude Medical, Inc.*	394,869
2,044	STERIS Corp.	47,135
10,718	Stryker Corp.	360,875
1,940	Thoratec Corp.*	44,310
4,357	Varian Medical Systems, Inc.*	132,932
1,117	West Pharmaceutical Services, Inc.	34,292
7,792	Zimmer Holdings, Inc.*	272,876
		6,694,045
	Health Care Providers & Services — 11.5%

15,951	Aetna, Inc.	380,750
928	Amedisys, Inc.*	30,355
1,831	AMERIGROUP Corp.*	45,372
1,399	Brookdale Senior Living, Inc.	5,106
1,485	Centene Corp.*	25,215
9,401	CIGNA Corp.	148,160
3,227	Community Health Systems, Inc.*	52,794
5,124	Coventry Health Care, Inc.*	59,029
3,611	DaVita, Inc.*	169,428
7,213	Express Scripts, Inc.*	362,814
8,452	Health Management Associates, Inc., Class A*	18,172
3,585	Health Net, Inc.*	47,322
3,027	HealthSouth Corp.*	23,762
1,161	Healthways, Inc.*	10,577
3,118	Henry Schein, Inc.*	114,368
5,888	Humana, Inc.*	139,369
3,735	Laboratory Corp. of America Holdings*	205,462
1,840	LifePoint Hospitals, Inc.*	38,677
2,571	Lincare Holdings, Inc.*	54,171
1,327	Magellan Health Services, Inc.*	44,003
17,228	Medco Health Solutions, Inc.*	699,112
1,577	Mednax, Inc.*	46,679
1,134	Odyssey HealthCare, Inc.*	11,748
1,414	Owens & Minor, Inc.	47,666
3,460	Patterson Cos., Inc.*	62,522
969	PharMerica Corp.*	16,260
2,094	PSS World Medical, Inc.*	30,217
1,810	Psychiatric Solutions, Inc.*	30,662
5,201	Quest Diagnostics, Inc.	238,362
16,363	Tenet Healthcare Corp.*	18,163
42,504	UnitedHealth Group, Inc.	835,204
1,633	Universal Health Services, Inc., Class B	60,143
1,442	WellCare Health Plans, Inc.*	13,021
17,689	WellPoint, Inc.*	600,011
		4,684,676
	Life Sciences Tools & Services — 3.5%

2,427	Affymetrix, Inc.*	5,170
652	Bio-Rad Laboratories, Inc., Class A*	36,316
2,349	Charles River Laboratories International, Inc.*	58,255
2,206	Covance, Inc.*	83,784
1,286	Enzo Biochem, Inc.*	4,720
4,282	Illumina, Inc.*	134,155
5,961	Life Technologies Corp.*	173,763
1,888	Millipore Corp.*	103,953
3,169	Nektar Therapeutics*	14,229
2,002	Parexel International Corp.*	18,358
3,600	Pharmaceutical Product Development, Inc.	86,364
1,337	Techne Corp.	65,312
14,533	Thermo Fisher Scientific, Inc.*	526,967
1,021	Varian, Inc.*	23,105
3,453	Waters Corp.*	121,615
		1,456,066

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 45.0%

53,226	Abbott Laboratories	$2,519,719
10,637	Allergan, Inc.	412,077
1,385	Auxilium Pharmaceuticals, Inc.*	38,046
68,075	Bristol-Myers Squibb Co.	1,253,261
33,450	Eli Lilly & Co.	982,761
4,142	Endo Pharmaceuticals Holdings, Inc.*	78,615
10,547	Forest Laboratories, Inc.*	226,128
96,668	Johnson & Johnson	4,833,400
8,512	King Pharmaceuticals, Inc.*	62,478
1,790	Medicines Co. (The)*	21,963
1,952	Medicis Pharmaceutical Corp., Class A	22,019
73,137	Merck & Co., Inc.	1,769,915
10,459	Mylan, Inc.*	130,005
1,195	Par Pharmaceutical Cos., Inc.*	15,917
2,927	Perrigo Co.	58,803
233,189	Pfizer, Inc.	2,870,557
56,032	Schering-Plough Corp.	974,397
3,726	Sepracor, Inc.*	55,816
2,411	Valeant Pharmaceuticals International*	41,951
2,930	Warner Chilcott Ltd., Class A*	31,791
3,612	Watson Pharmaceuticals, Inc.*	102,111
46,153	Wyeth	1,883,965
		18,385,695
	Total Common Stocks
	(Cost $46,201,442)	38,647,220

Principal
Amount
	Repurchase Agreements - 17.6%
$657,325	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $657,339(b)	657,325
525,861	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $525,885(c)	525,861
97,105	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $97,107(d)	97,105
105,172	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $105,174(e)	105,172
525,861	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $525,890(f)	525,861
525,861	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $525,873 (g)	525,861
1,051,722	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $1,051,783(h)	1,051,722
262,930	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $262,936(i)	262,930
1,577,582	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,577,617(j)	1,577,582
262,930	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $262,935(k)	262,930
1,581,917	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,581,951(l)	1,581,917
	Total Repurchase Agreements (Cost $7,174,266)	7,174,266
	Total Investments (Cost $53,375,708) — 112.2%	45,821,486
	Liabilities in excess of other assets — (12.2%)	(4,989,083)
	Net Assets — 100.0%	$40,832,403

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $670,473. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $536,379. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $99,049. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $107,276. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $536,381. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $536,378. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $1,072,758. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $268,190. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $1,609,135. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $268,189. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $1,613,557. The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,502
Aggregate gross unrealized depreciation	(14,794,450)
Net unrealized depreciation	$(14,616,948)
Federal income tax cost of investments	$60,438,434

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	03/06/09	$17,231,730	$(4,134,966)

Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	03/06/09	26,456,935	(4,876,695)

		$43,688,665	$(9,011,661)

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 93.1%
	Aerospace & Defense — 18.1%

448	AAR Corp.*	$5,922
385	Alliant Techsystems, Inc.*	27,204
1,152	BE Aerospace, Inc.*	8,594
7,595	Boeing Co.	238,787
307	Ceradyne, Inc.*	5,268
523	Curtiss-Wright Corp.	13,906
344	Esterline Technologies Corp.*	8,717
3,780	General Dynamics Corp.	165,640
1,427	Goodrich Corp.	47,291
1,114	Hexcel Corp.*	6,918
7,714	Honeywell International, Inc.	206,967
1,383	L-3 Communications Holdings, Inc.	93,560
3,697	Lockheed Martin Corp.	233,318
446	Moog, Inc., Class A*	10,369
3,539	Northrop Grumman Corp.	132,217
675	Orbital Sciences Corp.*	9,551
1,612	Precision Castparts Corp.	89,353
4,839	Raytheon Co.	193,415
1,865	Rockwell Collins, Inc.	58,188
1,192	Spirit Aerosystems Holdings, Inc., Class A*	11,825
715	Taser International, Inc.*	3,074
393	Teledyne Technologies, Inc.*	9,004
10,175	United Technologies Corp.	415,445
		1,994,533
	Air Freight & Logistics — 5.9%

1,966	CH Robinson Worldwide, Inc.	81,353
2,477	Expeditors International of Washington, Inc.	68,241
3,375	FedEx Corp.	145,834
340	Forward Air Corp.	5,658
433	HUB Group, Inc., Class A*	7,777
401	Pacer International, Inc.	1,175
7,912	United Parcel Service, Inc., Class B	325,816
1,052	UTi Worldwide, Inc.	12,929
		648,783
	Building Products — 0.5%

611	Lennox International, Inc.	15,825
4,229	Masco Corp.	21,779
226	NCI Building Systems, Inc.*	1,144
1,016	Owens Corning*	8,484
433	Quanex Building Products Corp.	3,035
438	Simpson Manufacturing Co., Inc.	6,815
768	USG Corp.*	4,431
		61,513
	Chemicals — 0.2%

1,597	Nalco Holding Co.	18,158

	Commercial Services & Supplies — 4.3%

314	Bowne & Co., Inc.	496
453	Brink’s Co. (The)	10,813
1,543	Cintas Corp.	31,307
231	Clean Harbors, Inc.*	11,222
1,454	Corrections Corp. of America*	15,442
591	Deluxe Corp.	4,563
221	G&K Services, Inc., Class A	3,945
2,118	Iron Mountain, Inc.*	39,352
364	Mine Safety Appliances Co.	6,643
2,384	R.R. Donnelley & Sons Co.	18,571
3,877	Republic Services, Inc.	77,152
1,006	Stericycle, Inc.*	48,268
695	Tetra Tech, Inc.*	15,568
270	United Stationers, Inc.*	5,867
228	Viad Corp.	3,215
927	Waste Connections, Inc.*	22,100
5,743	Waste Management, Inc.	155,061
		469,585
	Communications Equipment — 0.1%

207	Black Box Corp.	4,107
808	CommScope, Inc.*	7,215
		11,322
	Construction & Engineering — 2.8%

882	Aecom Technology Corp.*	21,636
757	EMCOR Group, Inc.*	11,665
2,101	Fluor Corp.	69,858
1,553	Foster Wheeler AG*	23,357
364	Granite Construction, Inc.	12,951
321	Insituform Technologies, Inc., Class A*	3,910
1,421	Jacobs Engineering Group, Inc.*	47,945
1,872	KBR, Inc.	23,587
2,277	Quanta Services, Inc.*	40,075
900	Shaw Group, Inc. (The)*	21,006
971	URS Corp.*	30,023
		306,013
	Construction Materials — 0.9%

500	Eagle Materials, Inc.	9,535
488	Headwaters, Inc.*	966
481	Martin Marietta Materials, Inc.	36,825
315	Texas Industries, Inc.	5,072
1,060	Vulcan Materials Co.	43,895
		96,293
	Containers & Packaging — 2.5%

746	Aptargroup, Inc.	20,933
1,101	Ball Corp.	44,359
1,163	Bemis Co., Inc.	21,597
1,857	Crown Holdings, Inc.*	39,145
273	Greif, Inc., Class A	8,395
1,940	Owens-Illinois, Inc.*	29,915
1,191	Packaging Corp. of America	12,613
1,512	Pactiv Corp.*	23,935
442	Rock-Tenn Co., Class A	12,203
1,831	Sealed Air Corp.	20,434
297	Silgan Holdings, Inc.	14,571
1,154	Sonoco Products Co.	22,237
1,053	Temple-Inland, Inc.	5,002
		275,339
	Diversified Consumer Services — 0.1%

497	Brink’s Home Security Holdings, Inc.*	10,422

	Diversified Financial Services — 0.0%

626	PHH Corp.*	6,022

	Electrical Equipment — 4.6%

476	Acuity Brands, Inc.	10,910
1,234	AMETEK, Inc.	32,652
489	Baldor Electric Co.	5,971
538	Belden, Inc.	5,740
581	Brady Corp., Class A	9,952
2,011	Cooper Industries Ltd., Class A	42,412

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,061	Emerson Electric Co.	$242,382
531	Energy Conversion Devices, Inc.*	11,645
481	EnerSys*	5,156
616	General Cable Corp.*	9,505
1,384	GrafTech International Ltd.*	7,820
569	Hubbell, Inc., Class B	14,976
367	Regal-Beloit Corp.	10,526
1,467	Rockwell Automation, Inc.	29,487
1,033	Roper Industries, Inc.	42,714
654	Thomas & Betts Corp.*	14,983
665	Woodward Governor Co.	11,451
		508,282
	Electronic Equipment, Instruments & Components — 3.8%

4,068	Agilent Technologies, Inc.*	56,423
2,035	Amphenol Corp., Class A	51,730
355	Anixter International, Inc.*	10,441
1,385	Arrow Electronics, Inc.*	23,033
1,734	Avnet, Inc.*	29,946
591	AVX Corp.	5,059
755	Benchmark Electronics, Inc.*	7,376
447	Checkpoint Systems, Inc.*	3,478
414	Cognex Corp.	4,554
393	CTS Corp.	1,238
282	Electro Scientific Industries, Inc.*	1,495
9,400	Flextronics International Ltd.*	19,364
1,611	FLIR Systems, Inc.*	32,880
396	Itron, Inc.*	17,685
2,128	Jabil Circuit, Inc.	8,810
256	Littelfuse, Inc.*	2,923
442	Methode Electronics, Inc.	1,569
392	Mettler-Toledo International, Inc.*	20,897
766	Molex, Inc.	8,709
834	Molex, Inc., Class A	8,749
660	National Instruments Corp.	11,372
413	Newport Corp.*	1,660
217	Park Electrochemical Corp.	3,409
452	Plexus Corp.*	5,808
6,175	Sanmina-SCI Corp.*	1,544
478	Technitrol, Inc.	617
1,390	Trimble Navigation Ltd.*	19,599
5,316	Tyco Electronics Ltd.	50,396
1,997	Vishay Intertechnology, Inc.*	5,092
		415,856
	Health Care Equipment & Supplies — 0.2%

456	Teleflex, Inc.	21,660

	Health Care Technology — 0.3%

1,050	HLTH Corp.*	11,466
2,100	IMS Health, Inc.	26,292
		37,758
	Household Durables — 0.4%

1,738	Fortune Brands, Inc.	41,278

	Industrial Conglomerates — 13.6%

7,445	3M Co.	338,450
709	Carlisle Cos., Inc.	14,052
115,906	General Electric Co.	986,360
2,628	McDermott International, Inc.*	30,984
2,798	Textron, Inc.	15,809
5,510	Tyco International Ltd.	110,476
		1,496,131
	Internet Software & Services — 0.1%

482	VistaPrint Ltd.*	11,809

	IT Services — 8.6%

6,649	Accenture Ltd., Class A	194,084
766	Acxiom Corp.	6,342
1,058	Affiliated Computer Services, Inc., Class A*	49,334
751	Alliance Data Systems Corp.*	22,230
5,912	Automatic Data Processing, Inc.	201,895
1,602	Broadridge Financial Solutions, Inc.	25,600
1,332	Convergys Corp.*	8,591
2,207	Fidelity National Information Services, Inc.	38,622
1,860	Fiserv, Inc.*	60,673
928	Global Payments, Inc.	28,471
992	Hewitt Associates, Inc., Class A*	29,264
1,103	Lender Processing Services, Inc.	28,888
252	Mantech International Corp., Class A*	13,147
1,032	Metavante Technologies, Inc.*	17,348
920	NeuStar, Inc., Class A*	14,251
3,765	Paychex, Inc.	83,056
433	TeleTech Holdings, Inc.*	3,750
2,308	Total System Services, Inc.	29,035
8,305	Western Union Co. (The)	92,684
		947,265
	Life Sciences Tools & Services — 0.2%

213	Dionex Corp.*	9,966
1,375	PerkinElmer, Inc.	17,710
		27,676
	Machinery — 13.7%

650	Actuant Corp., Class A	6,688
1,063	AGCO Corp.*	18,220
307	Albany International Corp., Class A	2,640
193	Astec Industries, Inc.*	4,288
874	Bucyrus International, Inc.	10,855
7,064	Caterpillar, Inc.	173,845
588	CLARCOR, Inc.	15,500
610	Crane Co.	9,199
2,124	Cummins, Inc.	44,179
2,856	Danaher Corp.	144,971
5,006	Deere & Co.	137,615
787	Donaldson Co., Inc.	19,211
2,163	Dover Corp.	53,945
1,905	Eaton Corp.	68,866
303	ESCO Technologies, Inc.*	9,851
659	Flowserve Corp.	33,260
606	Gardner Denver, Inc.*	11,465
701	Graco, Inc.	11,903
976	Harsco Corp.	20,164
963	IDEX Corp.	18,605
5,099	Illinois Tool Works, Inc.	141,752
3,684	Ingersoll-Rand Co., Ltd., Class A	52,239
2,101	ITT Corp.	78,472
1,251	Joy Global, Inc.	21,842
398	Kaydon Corp.	9,950
851	Kennametal, Inc.	13,888
476	Lincoln Electric Holdings, Inc.	14,627
1,508	Manitowoc Co., Inc. (The)	6,183
434	Mueller Industries, Inc.	7,842

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,344	Mueller Water Products, Inc., Class A	$2,890
740	Navistar International Corp.*	20,868
359	Nordson Corp.	8,939
857	Oshkosh Corp.	5,365
3,997	PACCAR, Inc.	100,205
1,377	Pall Corp.	32,731
1,869	Parker Hannifin Corp.	62,369
1,157	Pentair, Inc.	24,147
627	SPX Corp.	27,764
1,104	Terex Corp.*	9,848
894	Timken Co.	10,889
409	Toro Co.	8,945
926	Trinity Industries, Inc.	6,834
218	Valmont Industries, Inc.	9,496
567	Wabtec Corp.	15,173
		1,508,528
	Marine — 0.3%

482	Alexander & Baldwin, Inc.	9,057
451	American Commercial Lines, Inc.*	1,506
363	Genco Shipping & Trading Ltd.	4,454
623	Kirby Corp.*	13,731
		28,748
	Multi-Utilities — 0.3%

1,953	MDU Resources Group, Inc.	29,568

	Office Electronics — 0.1%

741	Zebra Technologies Corp., Class A*	13,019

	Oil, Gas & Consumable Fuels — 0.4%

549	General Maritime Corp.	5,051
264	Overseas Shipholding Group, Inc.	6,790
490	Teekay Corp.	7,737
628	Walter Industries, Inc.	11,411
344	World Fuel Services Corp.	9,979
		40,968
	Paper & Forest Products — 0.7%

1,207	Louisiana-Pacific Corp.	1,955
1,871	MeadWestvaco Corp.	17,475
2,435	Weyerhaeuser Co.	58,830
		78,260
	Professional Services — 1.3%

264	Administaff, Inc.	5,137
397	Corporate Executive Board Co. (The)	5,955
581	FTI Consulting, Inc.*	21,230
900	Manpower, Inc.	25,092
1,384	Monster Worldwide, Inc.*	9,120
1,070	MPS Group, Inc.*	5,318
565	Navigant Consulting, Inc.*	7,328
529	Resources Connection, Inc.*	7,274
1,813	Robert Half International, Inc.	27,866
592	Spherion Corp.*	728
500	TrueBlue, Inc.*	3,515
491	Watson Wyatt Worldwide, Inc., Class A	24,113
		142,676
	Road & Rail — 7.1%

265	Arkansas Best Corp.	4,616
3,269	Burlington Northern Santa Fe Corp.	192,119
531	Con-way, Inc.	8,024
4,577	CSX Corp.	112,960
364	Genesee & Wyoming, Inc., Class A*	7,604
1,289	J.B. Hunt Transport Services, Inc.	26,270
1,061	Kansas City Southern*	18,769
614	Landstar System, Inc.	19,433
4,300	Norfolk Southern Corp.	136,396
353	Old Dominion Freight Line, Inc.*	7,692
651	Ryder System, Inc.	14,882
5,908	Union Pacific Corp.	221,668
589	Werner Enterprises, Inc.	8,022
682	YRC Worldwide, Inc.*	1,501
		779,956
	Semiconductors & Semiconductor Equipment — 0.1%

368	ATMI, Inc.*	4,895
366	Veeco Instruments, Inc.*	1,559
		6,454
	Software — 0.1%

987	Jack Henry & Associates, Inc.	15,723

	Specialty Retail — 0.5%

1,149	Sherwin-Williams Co. (The)	52,797

	Trading Companies & Distributors — 1.3%

1,611	Fastenal Co.	48,523
495	GATX Corp.	9,044
300	Kaman Corp.	3,516
503	MSC Industrial Direct Co., Class A	15,387
592	United Rentals, Inc.*	2,398
279	Watsco, Inc.	9,578
489	WESCO International, Inc.*	8,117
751	WW Grainger, Inc.	49,686
		146,249
	Total Common Stocks (Cost $12,987,431)	10,248,644

Principal
Amount
	Repurchase Agreements - 41.6%
$419,849	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $419,858(b)	419,849
335,879	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $335,894(c)	335,879
62,023	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $62,024(d)	62,023
67,176	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $67,177(e)	67,176
335,879	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $335,897(f)	335,879
335,879	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $335,887 (g)	335,879

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	Repurchase Agreements (continued)
$671,757	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $671,796 (h)	$671,757
167,939	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $167,943(i)	167,939
1,007,636	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,007,659(j)	1,007,636
167,939	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $167,942(k)	167,939
1,010,404	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,010,426(l)	1,010,404
	Total Repurchase Agreements (Cost $4,582,360)	4,582,360
	Total Investments (Cost $17,569,791) — 134.7%	14,831,004
	Liabilities in excess of other assets — (34.7%)	(3,817,232)
	Net Assets — 100.0%	$11,013,772

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $428,245. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $342,597. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $63,265. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $68,520. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $342,598. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $342,597. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $685,193. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $171,299. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $1,027,790. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $171,298. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $1,030,613. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,025,607)
Net unrealized depreciation	$(8,025,607)
Federal income tax cost of investments	$22,856,611

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	03/06/09	$3,009,011	$(905,241)

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	03/06/09	9,224,118	(1,261,451)

		$12,233,129	$(2,166,692)

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.7%
	Electrical Equipment — 0.7%

131,404	Evergreen Solar, Inc.*	$160,313
39,470	First Solar, Inc.*	4,173,558
37,975	SunPower Corp., Class A*	1,059,122
36,671	SunPower Corp., Class B*	907,974
		6,300,967
	Energy Equipment & Services — 15.7%

47,911	Atwood Oceanics, Inc.*	732,080
267,895	Baker Hughes, Inc.	7,852,002
254,786	BJ Services Co.	2,463,781
23,943	Bristow Group, Inc.*	484,846
188,979	Cameron International Corp.*	3,643,515
43,510	Complete Production Services, Inc.*	132,706
20,056	Core Laboratories N.V.	1,512,222
56,831	Diamond Offshore Drilling, Inc.	3,559,894
71,221	Dresser-Rand Group, Inc.*	1,496,353
26,198	Dril-Quip, Inc.*	550,682
123,285	ENSCO International, Inc.	3,030,345
56,257	Exterran Holdings, Inc.*	1,018,252
108,677	FMC Technologies, Inc.*	2,878,854
72,994	Global Industries Ltd.*	230,661
776,752	Halliburton Co.	12,668,825
72,604	Helix Energy Solutions Group, Inc.*	225,798
82,969	Helmerich & Payne, Inc.	1,963,047
76,486	Hercules Offshore, Inc.*	110,140
76,403	ION Geophysical Corp.*	81,751
106,018	Key Energy Services, Inc.*	283,068
247,337	Nabors Industries Ltd.*	2,401,642
357,633	National Oilwell Varco, Inc.*	9,559,530
76,859	Newpark Resources, Inc.*	228,271
229,512	Noble Corp.	5,643,700
48,036	Oceaneering International, Inc.*	1,526,104
42,925	Oil States International, Inc.*	571,761
98,535	Parker Drilling Co.*	157,656
134,446	Patterson-UTI Energy, Inc.	1,154,891
150,317	Pride International, Inc.*	2,591,465
97,779	Rowan Cos., Inc.	1,184,104
1,035,823	Schlumberger Ltd.	39,423,423
17,271	SEACOR Holdings, Inc.*	1,034,706
190,345	Smith International, Inc.	4,088,611
67,384	Superior Energy Services, Inc.*	888,795
64,335	Tetra Technologies, Inc.*	183,998
44,788	Tidewater, Inc.	1,581,912
277,370	Transocean Ltd.*	16,578,405
40,991	Unit Corp.*	875,978
590,351	Weatherford International Ltd.*	6,299,045
		140,892,819
	Machinery — 0.0%

24,571	Chart Industries, Inc.*	157,746

	Multi-Utilities — 0.2%

79,757	OGE Energy Corp.	1,748,273

	Oil, Gas & Consumable Fuels — 76.1%

398,945	Anadarko Petroleum Corp.	13,943,128
289,613	Apache Corp.	17,113,232
33,244	Arena Resources, Inc.*	712,086
31,007	Atlas America, Inc.	311,930
34,325	Berry Petroleum Co., Class A	228,261
28,626	Bill Barrett Corp.*	553,627
89,338	Cabot Oil & Gas Corp.	1,819,815
23,875	Carrizo Oil & Gas, Inc.*	254,030
522,255	Chesapeake Energy Corp.	8,168,068
1,765,674	Chevron Corp.	107,194,069
71,741	Cimarex Energy Co.	1,409,711
39,869	Comstock Resources, Inc.*	1,213,214
54,230	Concho Resources, Inc.*	1,081,889
1,199,370	ConocoPhillips	44,796,470
26,915	Continental Resources, Inc.*	427,679
39,878	Crosstex Energy, Inc.	89,327
56,934	Delta Petroleum Corp.*	117,284
212,186	Denbury Resources, Inc.*	2,732,956
364,370	Devon Energy Corp.	15,912,038
612,893	El Paso Corp.	4,137,028
43,603	Encore Acquisition Co.*	875,548
214,802	EOG Resources, Inc.	10,748,692
148,416	EXCO Resources, Inc.*	1,352,070
4,420,536	Exxon Mobil Corp.	300,154,394
76,226	Forest Oil Corp.*	1,080,885
89,966	Frontier Oil Corp.	1,228,036
22,918	Goodrich Petroleum Corp.*	454,693
252,335	Hess Corp.	13,800,201
36,260	Holly Corp.	845,221
617,337	Marathon Oil Corp.	14,365,432
71,769	Mariner Energy, Inc.*	663,863
164,910	Murphy Oil Corp.	6,894,887
114,362	Newfield Exploration Co.*	2,210,617
148,243	Noble Energy, Inc.	6,750,986
714,873	Occidental Petroleum Corp.	37,080,463
36,119	Penn Virginia Corp.	500,248
218,260	PetroHawk Energy Corp.*	3,714,785
102,362	Pioneer Natural Resources Co.	1,493,462
93,446	Plains Exploration & Production Co.*	1,788,556
102,590	Quicksilver Resources, Inc.*	615,540
134,224	Range Resources Corp.	4,774,348
81,090	SandRidge Energy, Inc.*	548,168
297,232	Southwestern Energy Co.*	8,551,365
54,064	St. Mary Land & Exploration Co.	734,189
29,717	Stone Energy Corp.*	117,679
102,326	Sunoco, Inc.	3,422,805
26,727	Swift Energy Co.*	192,167
118,650	Tesoro Corp.	1,751,274
132,181	Ultra Petroleum Corp.*	4,644,840
448,565	Valero Energy Corp.	8,693,190
23,725	W&T Offshore, Inc.	190,986
37,408	Whiting Petroleum Corp.*	871,606
500,665	Williams Cos., Inc.	5,657,515
501,344	XTO Energy, Inc.	15,872,551
		684,857,104
	Total Common Stocks (Cost $947,150,345)	833,956,909

Principal
Amount
	Repurchase Agreements - 18.2%
$15,043,110	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $15,043,436 (b)	15,043,110
12,034,488	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $12,035,026 (c)	12,034,488
2,222,270	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $2,222,316 (d)	2,222,270

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	Repurchase Agreements (continued)
$2,406,898	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,406,950 (e)	$2,406,898
12,034,488	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $12,035,143 (f)	12,034,488
12,034,488	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $12,034,759 (g)	12,034,488
24,068,975	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $24,070,379 (h)	24,068,975
6,017,244	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,017,374(i)	6,017,244
36,103,463	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $36,104,275 (j)	36,103,463
6,017,244	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $6,017,349(k)	6,017,244
36,202,651	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $36,203,435(l)	36,202,651
	Total Repurchase Agreements (Cost $164,185,319)	164,185,319
	Total Investments (Cost $1,111,335,664) — 110.9%	998,142,228
	Liabilities in excess of other assets — (10.9%)	(98,044,177)
	Net Assets — 100.0%	$900,098,051

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $15,343,972. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $12,275,207. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $2,266,770. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $2,455,057. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $12,275,240. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $12,275,183. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $24,550,387. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $6,137,623. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $36,825,563. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $6,137,595. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $36,926,736. The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,235
Aggregate gross unrealized depreciation	(204,676,920)
Net unrealized depreciation	$(204,644,685)
Federal income tax cost of investments	$1,202,786,913

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	$399,781,396	$(88,460,015)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	586,611,726	(17,762,977)

		$986,393,122	$(106,222,992)

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 96.2%
	Real Estate Investment Trusts — 92.3%

38,613	Alexandria Real Estate Equities, Inc.	$1,542,975
118,545	AMB Property Corp.	1,411,871
51,216	American Campus Communities, Inc.	876,818
651,312	Annaly Capital Management, Inc.	9,053,237
156,370	Apartment Investment & Management Co., Class A	816,251
95,583	AvalonBay Communities, Inc.	4,054,631
97,272	BioMed Realty Trust, Inc.	829,730
144,118	Boston Properties, Inc.	5,345,337
107,357	Brandywine Realty Trust	506,725
61,962	BRE Properties, Inc.	1,172,321
63,868	Camden Property Trust	1,200,080
80,317	CBL & Associates Properties, Inc.	248,983
50,989	Colonial Properties Trust	194,268
62,510	Corporate Office Properties Trust/MD	1,562,750
49,697	Cousins Properties, Inc.	353,346
208,006	DCT Industrial Trust, Inc.	607,378
144,689	Developers Diversified Realty Corp.	426,833
109,086	DiamondRock Hospitality Co.	337,076
81,607	Digital Realty Trust, Inc.	2,439,233
131,947	Douglas Emmett, Inc.	992,241
176,303	Duke Realty Corp.	1,216,491
39,866	Entertainment Properties Trust	594,402
27,503	Equity Lifestyle Properties, Inc.	916,675
328,324	Equity Residential	5,778,502
32,430	Essex Property Trust, Inc.	1,764,192
71,125	Federal Realty Investment Trust	2,925,371
76,212	FelCor Lodging Trust, Inc.	61,732
53,655	First Industrial Realty Trust, Inc.	118,578
77,514	Franklin Street Properties Corp.	821,648
306,062	HCP, Inc.	5,591,753
125,265	Health Care REIT, Inc.	3,854,404
71,296	Healthcare Realty Trust, Inc.	1,033,079
76,885	Highwoods Properties, Inc.	1,452,358
39,065	Home Properties, Inc.	1,036,785
113,662	Hospitality Properties Trust	1,295,747
630,916	Host Hotels & Resorts, Inc.	2,334,389
273,013	HRPT Properties Trust	881,832
158,270	iStar Financial, Inc.	221,578
40,043	Kilroy Realty Corp.	745,200
279,443	Kimco Realty Corp.	2,473,071
49,682	LaSalle Hotel Properties	264,308
94,174	Lexington Realty Trust	303,240
118,842	Liberty Property Trust	2,171,243
92,201	Macerich Co. (The)	1,052,935
79,528	Mack-Cali Realty Corp.	1,358,338
44,807	Maguire Properties, Inc.*	67,210
250,364	MFA Financial, Inc.	1,437,089
34,154	Mid-America Apartment Communities, Inc.	882,881
94,922	National Retail Properties, Inc.	1,364,029
120,323	Nationwide Health Properties, Inc.	2,437,744
63,906	Newcastle Investment Corp.	18,533
99,223	Omega Healthcare Investors, Inc.	1,302,798
48,211	Pennsylvania Real Estate Investment Trust	147,044
202,003	Plum Creek Timber Co., Inc.	5,298,539
53,381	Post Properties, Inc.	514,593
47,865	Potlatch Corp.	1,089,886
321,757	ProLogis	1,862,973
155,727	Public Storage	8,639,734
73,545	RAIT Financial Trust	61,778
94,953	Rayonier, Inc.	2,525,750
126,358	Realty Income Corp.	2,215,056
61,647	Redwood Trust, Inc.	832,235
83,846	Regency Centers Corp.	2,262,165
138,761	Senior Housing Properties Trust	1,751,164
270,581	Simon Property Group, Inc.	8,956,231
69,123	SL Green Realty Corp.	803,209
90,066	Strategic Hotels & Resorts, Inc.	73,854
65,600	Sunstone Hotel Investors, Inc.	143,664
38,289	Tanger Factory Outlet Centers	1,056,776
63,769	Taubman Centers, Inc.	997,985
172,402	UDR, Inc.	1,363,700
173,032	Ventas, Inc.	3,732,300
174,285	Vornado Realty Trust	5,704,348
61,336	Washington Real Estate Investment Trust	1,051,912
97,914	Weingarten Realty Investors	1,105,449
		133,940,564
	Real Estate Management & Development — 3.9%

246,295	Brookfield Properties Corp.	1,219,160
281,444	CB Richard Ellis Group, Inc., Class A*	813,373
80,751	Forest City Enterprises, Inc., Class A	404,562
39,519	Forestar Group, Inc.*	297,183
41,775	Jones Lang LaSalle, Inc.	832,158
111,043	St. Joe Co. (The)*	2,042,081
		5,608,517
	Total Common Stocks (Cost $174,749,786)	139,549,081

Principal
Amount
	Repurchase Agreements - 22.7%
$3,026,286	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,026,352(b)	3,026,286
2,421,030	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $2,421,138 (c)	2,421,030
447,064	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $447,073 (d)	447,064
484,206	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $484,216(e)	484,206
2,421,030	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $2,421,162 (f)	2,421,030
2,421,030	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $2,421,084 (g)	2,421,030
4,842,060	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $4,842,342 (h)	4,842,060
1,210,515	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,210,541(i)	1,210,515

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	Repurchase Agreements (continued)
$7,263,089	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $7,263,252(j)	$7,263,089
1,210,515	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,210,536(k)	1,210,515
7,283,044	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,283,202(l)	7,283,044
	Total Repurchase Agreements (Cost $33,029,869)	33,029,869
	Total Investments (Cost $207,779,655) — 118.9%	172,578,950
	Liabilities in excess of other assets — (18.9%)	(27,379,140)
	Net Assets — 100.0%	$145,199,810

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $3,086,813. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $2,469,456. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $456,016. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $493,894. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $2,469,463. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $2,469,452. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $4,938,908. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,234,732. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $7,408,357. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,234,727. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $7,428,711. The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(76,699,488)
Net unrealized depreciation	$(76,699,488)
Federal income tax cost of investments	$249,278,438

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/09	$71,390,385	$(5,803,261)

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/09	79,491,415	(24,947,380)

		$150,881,800	$(30,750,641)

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.0%
	Communications Equipment — 0.6%

12,196	InterDigital, Inc.*	$358,318

	Computers & Peripherals — 1.0%

63,288	SanDisk Corp.*	563,896

	Semiconductors & Semiconductor Equipment — 88.4%

7,273	Actel Corp.*	65,966
156,524	Advanced Micro Devices, Inc.*	341,222
84,608	Altera Corp.	1,297,041
29,683	Amkor Technology, Inc.*	50,758
81,877	Analog Devices, Inc.	1,526,187
378,637	Applied Materials, Inc.	3,487,247
18,342	Applied Micro Circuits Corp.*	66,215
17,031	Atheros Communications, Inc.*	205,734
126,745	Atmel Corp.*	452,480
126,065	Broadcom Corp., Class A*	2,073,769
16,873	Brooks Automation, Inc.*	72,216
6,623	Cabot Microelectronics Corp.*	136,301
16,550	Cirrus Logic, Inc.*	58,753
6,092	Cohu, Inc.	51,599
22,702	Cree, Inc.*	445,867
8,356	Cymer, Inc.*	154,335
40,870	Cypress Semiconductor Corp.*	227,237
6,459	DSP Group, Inc.*	35,847
31,761	Entegris, Inc.*	19,374
9,904	Exar Corp.*	57,938
35,008	Fairchild Semiconductor International, Inc.*	122,528
13,714	Formfactor, Inc.*	198,304
48,339	Integrated Device Technology, Inc.*	216,559
1,569,681	Intel Corp.	19,997,736
20,188	International Rectifier Corp.*	253,359
34,933	Intersil Corp., Class A	353,173
47,656	Kla-Tencor Corp.	822,066
15,042	Kulicke & Soffa Industries, Inc.*	20,307
35,272	Lam Research Corp.*	689,920
32,384	Lattice Semiconductor Corp.*	41,775
58,185	Linear Technology Corp.	1,268,433
179,897	LSI Corp.*	521,701
135,900	Marvell Technology Group Ltd.*	1,020,609
90,464	Maxim Integrated Products, Inc.	1,094,614
63,752	MEMC Electronic Materials, Inc.*	956,918
14,081	Micrel, Inc.	93,639
51,334	Microchip Technology, Inc.	963,539
215,545	Micron Technology, Inc.*	694,055
22,189	Microsemi Corp.*	224,331
64,732	National Semiconductor Corp.	705,579
28,106	Novellus Systems, Inc.*	358,352
156,791	Nvidia Corp.*	1,298,230
14,463	Omnivision Technologies, Inc.*	98,204
114,862	ON Semiconductor Corp.*	420,395
61,250	PMC - Sierra, Inc.*	312,988
29,647	Rambus, Inc.*	253,778
68,164	RF Micro Devices, Inc.*	62,029
17,426	Semtech Corp.*	204,756
20,904	Silicon Image, Inc.*	48,497
13,055	Silicon Laboratories, Inc.*	285,905
46,550	Skyworks Solutions, Inc.*	302,575
47,657	Teradyne, Inc.*	196,823
13,647	Tessera Technologies, Inc.*	147,388
365,870	Texas Instruments, Inc.	5,250,235
40,452	TriQuint Semiconductor, Inc.*	94,253
20,496	Varian Semiconductor Equipment Associates, Inc.*	374,052
78,016	Xilinx, Inc.	1,379,323
14,639	Zoran Corp.*	76,123
		52,249,137
	Total Common Stocks (Cost $57,924,897)	53,171,351

Principal
Amount
	Repurchase Agreements — 25.4%
$1,374,893	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,374,923(b)	1,374,893
1,099,914	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,099,963 (c)	1,099,914
203,109	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $203,113 (d)	203,109
219,983	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $219,988(e)	219,983
1,099,914	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,099,974 (f)	1,099,914
1,099,914	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,099,939(g)	1,099,914
2,199,829	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $2,199,957(h)	2,199,829
549,957	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $549,969(i)	549,957
3,299,743	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $3,299,817(j)	3,299,743
549,957	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $549,967(k)	549,957
3,308,808	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,308,880(l)	3,308,808
	Total Repurchase Agreements (Cost $15,006,021)	15,006,021
	Total Investments (Cost $72,930,918) — 115.4%	68,177,372
	Liabilities in excess of other assets — (15.4%)	(9,097,859)
	Net Assets — 100.0%	$59,079,513

*	Non-income producing security.

See accompanying notes to schedules of portfolio investments.

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $1,402,391. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,121,915. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $207,175. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $224,385. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,121,918. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,121,913. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $2,243,829. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $560,959. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $3,365,741. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $560,957. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $3,374,987. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(38,803,522)
Net unrealized depreciation	$(38,803,522)
Federal income tax cost of investments	$106,980,894

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	03/06/09	$13,148,113	$(3,189,750)

Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	03/06/09	53,480,961	(5,715,893)

		$66,629,074	$(8,905,643)

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 91.8%
	Commercial Services & Supplies — 0.3%

11,521	Pitney Bowes, Inc.	$222,240

	Communications Equipment — 15.4%

22,347	3Com Corp.*	49,387
6,516	ADC Telecommunications, Inc.*	18,506
3,452	Adtran, Inc.	49,847
6,801	Arris Group, Inc.*	41,622
2,479	Avocent Corp.*	29,698
20,570	Brocade Communications Systems, Inc.*	57,185
5,009	Ciena Corp.*	26,898
326,941	Cisco Systems, Inc.*	4,763,530
1,360	Comtech Telecommunications Corp.*	51,394
86,870	Corning, Inc.	916,479
2,331	EchoStar Corp., Class A*	38,182
4,556	Emulex Corp.*	23,965
6,455	Extreme Networks*	9,166
4,459	F5 Networks, Inc.*	89,180
23,635	Finisar Corp.*	5,909
5,278	Harmonic, Inc.*	28,712
7,482	Harris Corp.	278,929
2,406	InterDigital, Inc.*	70,688
11,901	JDS Uniphase Corp.*	32,847
29,320	Juniper Networks, Inc.*	416,637
117,185	Motorola, Inc.	412,491
5,610	Palm, Inc.*	40,616
2,718	Plantronics, Inc.	23,348
4,624	Polycom, Inc.*	61,499
91,124	QUALCOMM, Inc.	3,046,275
15,051	Sonus Networks, Inc.*	18,663
10,624	Sycamore Networks, Inc.*	26,773
3,155	Tekelec*	38,680
20,210	Tellabs, Inc.*	76,798
		10,743,904
	Computers & Peripherals — 26.7%

5,721	Adaptec, Inc.*	13,387
49,367	Apple, Inc.*	4,408,967
95,822	Dell, Inc.*	817,362
3,649	Diebold, Inc.	80,716
2,910	Electronics for Imaging, Inc.*	25,899
113,317	EMC Corp.*	1,189,829
136,894	Hewlett-Packard Co.	3,974,033
1,265	Hutchinson Technology, Inc.*	2,277
1,746	Imation Corp.	14,038
2,676	Intermec, Inc.*	27,001
75,228	International Business Machines Corp.	6,923,233
4,357	Lexmark International, Inc., Class A*	74,679
8,760	NCR Corp.*	69,379
18,151	NetApp, Inc.*	243,949
7,103	QLogic Corp.*	65,490
12,450	SanDisk Corp.*	110,929
26,911	Seagate Technology	115,717
41,019	Sun Microsystems, Inc.*	191,969
9,779	Teradata Corp.*	151,183
12,258	Western Digital Corp.*	167,444
		18,667,481
	Construction & Engineering — 0.0%

2,188	Dycom Industries, Inc.*	10,109

	Electronic Equipment, Instruments & Components — 0.2%

2,848	Brightpoint, Inc.*	11,164
7,961	Ingram Micro, Inc., Class A*	86,695
2,536	Insight Enterprises, Inc.*	6,670
2,809	Tech Data Corp.*	48,568
		153,097
	Health Care Technology — 0.2%

3,541	Cerner Corp.*	129,601

	Internet Software & Services — 8.9%

9,381	Akamai Technologies, Inc.*	169,702
2,060	Digital River, Inc.*	49,275
6,016	Earthlink, Inc.*	37,901
1,784	Equinix, Inc.*	82,795
13,227	Google, Inc., Class A*	4,470,594
3,603	IAC/InterActiveCorp*	53,793
1,910	Infospace, Inc.*	10,104
2,508	Interwoven, Inc.*	40,303
2,434	j2 Global Communications, Inc.*	45,589
3,985	Omniture, Inc.*	45,270
2,668	S1 Corp.*	15,208
2,173	SAVVIS, Inc.*	12,190
2,976	SonicWALL, Inc.*	13,154
4,510	United Online, Inc.	21,017
10,795	VeriSign, Inc.*	208,667
2,486	Websense, Inc.*	27,744
71,646	Yahoo!, Inc.*	947,876
		6,251,182
	IT Services — 1.6%

1,664	CACI International, Inc., Class A*	71,169
15,966	Cognizant Technology Solutions Corp., Class A*	293,774
8,406	Computer Sciences Corp.*	292,025
1,937	CSG Systems International, Inc.*	26,188
2,195	DST Systems, Inc.*	64,577
818	Forrester Research, Inc.*	15,002
3,542	Gartner, Inc.*	35,810
4,794	Perot Systems Corp., Class A*	54,556
10,684	SAIC, Inc.*	202,034
2,334	SRA International, Inc., Class A*	31,696
18,170	Unisys Corp.*	6,541
4,142	VeriFone Holdings, Inc.*	17,976
		1,111,348
	Office Electronics — 0.4%

48,436	Xerox Corp.	250,898

	Semiconductors & Semiconductor Equipment — 14.7%

1,425	Actel Corp.*	12,925
30,803	Advanced Micro Devices, Inc.*	67,151
16,648	Altera Corp.	255,214
5,843	Amkor Technology, Inc.*	9,992
16,109	Analog Devices, Inc.	300,272
74,502	Applied Materials, Inc.	686,163
3,604	Applied Micro Circuits Corp.*	13,010
3,356	Atheros Communications, Inc.*	40,540
24,943	Atmel Corp.*	89,047
24,808	Broadcom Corp., Class A*	408,092

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,316	Brooks Automation, Inc.*	$14,192
1,310	Cabot Microelectronics Corp.*	26,960
3,258	Cirrus Logic, Inc.*	11,566
1,201	Cohu, Inc.	10,172
4,470	Cree, Inc.*	87,791
1,643	Cymer, Inc.*	30,346
8,040	Cypress Semiconductor Corp.*	44,702
1,265	DSP Group, Inc.*	7,021
6,251	Entegris, Inc.*	3,813
1,946	Exar Corp.*	11,384
6,884	Fairchild Semiconductor International, Inc.*	24,094
2,701	Formfactor, Inc.*	39,056
9,517	Integrated Device Technology, Inc.*	42,636
308,849	Intel Corp.	3,934,736
3,972	International Rectifier Corp.*	49,849
6,869	Intersil Corp., Class A	69,446
9,381	Kla-Tencor Corp.	161,822
2,965	Kulicke & Soffa Industries, Inc.*	4,003
6,940	Lam Research Corp.*	135,746
6,377	Lattice Semiconductor Corp.*	8,226
11,451	Linear Technology Corp.	249,632
35,393	LSI Corp.*	102,640
26,741	Marvell Technology Group Ltd.*	200,825
17,795	Maxim Integrated Products, Inc.	215,319
12,546	MEMC Electronic Materials, Inc.*	188,315
2,766	Micrel, Inc.	18,394
10,100	Microchip Technology, Inc.	189,577
42,415	Micron Technology, Inc.*	136,576
4,365	Microsemi Corp.*	44,130
12,733	National Semiconductor Corp.	138,790
5,536	Novellus Systems, Inc.*	70,584
30,848	Nvidia Corp.*	255,421
2,847	Omnivision Technologies, Inc.*	19,331
22,606	ON Semiconductor Corp.*	82,738
12,046	PMC - Sierra, Inc.*	61,555
5,834	Rambus, Inc.*	49,939
13,408	RF Micro Devices, Inc.*	12,201
3,429	Semtech Corp.*	40,291
4,111	Silicon Image, Inc.*	9,538
2,571	Silicon Laboratories, Inc.*	56,305
9,157	Skyworks Solutions, Inc.*	59,521
9,382	Teradyne, Inc.*	38,748
2,690	Tessera Technologies, Inc.*	29,052
71,996	Texas Instruments, Inc.	1,033,143
7,955	TriQuint Semiconductor, Inc.*	18,535
4,038	Varian Semiconductor Equipment Associates, Inc.*	73,693
15,345	Xilinx, Inc.	271,300
2,878	Zoran Corp.*	14,966
		10,281,026
	Software — 22.0%

1,908	ACI Worldwide, Inc.*	34,077
29,527	Adobe Systems, Inc.*	493,101
1,006	Advent Software, Inc.*	27,403
10,657	Amdocs Ltd.*	178,505
4,916	ANSYS, Inc.*	99,156
4,774	Ariba, Inc.*	41,773
12,409	Autodesk, Inc.*	157,470
10,407	BMC Software, Inc.*	308,359
22,847	CA, Inc.	387,257
14,318	Cadence Design Systems, Inc.*	60,136
9,574	Check Point Software Technologies*	210,341
10,285	Citrix Systems, Inc.*	211,665
13,683	Compuware Corp.*	80,867
2,740	Concur Technologies, Inc.*	57,513
2,695	Fair Isaac Corp.	29,510
4,920	Informatica Corp.*	63,468
16,351	Intuit, Inc.*	372,639
1,723	JDA Software Group, Inc.*	16,713
4,580	Macrovision Solutions Corp.*	72,043
8,408	McAfee, Inc.*	235,004
5,135	Mentor Graphics Corp.*	22,748
4,480	Micros Systems, Inc.*	72,038
439,340	Microsoft Corp.	7,095,341
19,166	Novell, Inc.*	60,565
10,483	Nuance Communications, Inc.*	92,879
218,003	Oracle Corp.*	3,387,767
6,437	Parametric Technology Corp.*	52,397
2,208	Progress Software Corp.*	35,196
4,028	Quest Software, Inc.*	45,516
10,589	Red Hat, Inc.*	144,963
5,599	Salesforce.com, Inc.*	156,772
3,845	Solera Holdings, Inc.*	79,938
4,500	Sybase, Inc.*	122,310
46,423	Symantec Corp.*	642,030
8,005	Synopsys, Inc.*	149,133
9,974	TIBCO Software, Inc.*	48,174
2,426	VMware, Inc., Class A*	50,364
4,097	Wind River Systems, Inc.*	30,932
		15,426,063
	Wireless Telecommunication Services — 1.4%

21,992	American Tower Corp., Class A*	640,407
13,509	Crown Castle International Corp.*	236,948
6,467	SBA Communications Corp., Class A*	134,384
		1,011,739
	Total Common Stocks (Cost $78,376,876)	64,258,688

Principal
Amount
	Repurchase Agreements - 23.4%
$1,497,850	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,497,882(b)	1,497,850
1,198,280	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,198,334 (c)	1,198,280
221,272	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $221,277 (d)	221,272
239,656	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $239,661 (e)	239,656
1,198,280	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,198,345 (f)	1,198,280
1,198,280	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,198,307(g)	1,198,280
2,396,559	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $2,396,699(h)	2,396,559

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	Repurchase Agreements (continued)
$599,140	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $599,153(i)	$599,140
3,594,839	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $3,594,920(j)	3,594,839
599,140	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $599,150(k)	599,140
3,604,715	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,604,793(l)	3,604,715
	Total Repurchase Agreements (Cost $16,348,011)	16,348,011
	Total Investments (Cost $94,724,887) — 115.2%	80,606,699
	Liabilities in excess of other assets — (15.2%)	(10,636,679)
	Net Assets — 100.0%	$69,970,020

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $1,527,807. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,222,249. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $225,703. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $244,451. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,222,252. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,222,246. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $2,444,493. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $611,126. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $3,666,739. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $611,123. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $3,676,812. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(48,402,097)
Net unrealized depreciation	$(48,402,097)
Federal income tax cost of investments	$129,008,796

Swap Agreements

Ultra Technology had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	03/06/09	$23,440,446	$(4,151,695)

Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	03/06/09	53,772,247	(6,543,565)

		$77,212,693	$(10,695,260)

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.9%
	Diversified Financial Services — 2.6%

15,212	Leucadia National Corp.*	$222,552

	Diversified Telecommunication Services — 62.0%

7,836	Alaska Communications Systems Group, Inc.	49,288
67,131	AT&T, Inc.	1,595,704
1,972	Atlantic Tele-Network, Inc.	41,116
4,496	Cbeyond, Inc.*	64,787
9,704	CenturyTel, Inc.	255,506
40,001	Cincinnati Bell, Inc.*	66,402
4,802	Consolidated Communications Holdings, Inc.	46,435
11,725	Embarq Corp.	410,023
17,500	Fairpoint Communications, Inc.	34,475
29,609	Frontier Communications Corp.	213,185
7,309	General Communication, Inc., Class A*	39,396
5,774	Global Crossing Ltd.*	42,266
5,405	Iowa Telecommunications Services, Inc.	73,292
202,992	Level 3 Communications, Inc.*	162,394
4,336	NTELOS Holdings Corp.	83,121
28,811	PAETEC Holding Corp.*	42,352
116,170	Qwest Communications International, Inc.	393,816
3,712	Shenandoah Telecommunications Co.	78,509
3,207	SureWest Communications	35,117
18,907	tw telecom, Inc.*	152,012
39,247	Verizon Communications, Inc.	1,119,717
37,408	Windstream Corp.	279,064
		5,277,977
	Media — 2.4%

7,693	RCN Corp.*	33,003
35,304	Virgin Media, Inc.	168,753
		201,756
	Wireless Telecommunication Services — 21.9%

10,873	Centennial Communications Corp.*	89,485
5,965	Leap Wireless International, Inc.*	161,711
21,109	MetroPCS Communications, Inc.*	306,081
15,067	NII Holdings, Inc.*	193,008
217,594	Sprint Nextel Corp.*	715,884
9,254	Telephone & Data Systems, Inc.	272,993
2,416	U.S. Cellular Corp.*	83,110
4,656	USA Mobility, Inc.*	42,556
		1,864,828
	Total Common Stocks
	(Cost $7,743,735)	7,567,113

Principal Amount
	Repurchase Agreements - 21.2%
$165,401	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $165,405(b)	165,401
132,321	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $132,327(c)	132,321
24,434	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $24,435(d)	24,434
26,464	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $26,465(e)	26,464
132,321	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $132,328(f)	132,321
132,321	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $132,324(g)	132,321
264,642	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $264,657(h)	264,642
66,160	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $66,161(i)	66,160
396,963	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $396,972(j)	396,963
66,160	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $66,161(k)	66,160
398,055	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $398,064(l)	398,055
	Total Repurchase Agreements (Cost $1,805,242)	1,805,242
	Total Investments
	(Cost $9,548,977) — 110.1%	9,372,355
	Liabilities in excess of other assets — (10.1%)	(861,030)
	Net Assets — 100.0%	$8,511,325

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $168,709. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $134,968. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $24,923. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $26,994. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $134,968. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $134,967. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $269,935. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $67,484. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $404,903. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $67,483. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $406,015. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,274,166)
Net unrealized depreciation	$(2,274,166)
Federal income tax cost of investments	$11,646,521

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	03/06/09	$3,512,957	$(308,211)

Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	03/06/09	6,120,369	(363,584)

		$9,633,326	$(671,795)

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Shares		Value
	Common Stocks (a) — 91.1%
	Commercial Services & Supplies — 0.5%

7,468	Covanta Holding Corp.*	$113,738

	Electric Utilities — 46.7%

10,226	Allegheny Energy, Inc.	241,743
1,618	Allete, Inc.	43,103
24,542	American Electric Power Co., Inc.	688,403
3,648	Cleco Corp.	74,857
7,096	DPL, Inc.	142,630
76,753	Duke Energy Corp.	1,033,863
18,319	Edison International	498,643
2,766	El Paso Electric Co.*	39,084
11,582	Entergy Corp.	780,511
40,383	Exelon Corp.	1,906,885
18,662	FirstEnergy Corp.	794,255
22,994	FPL Group, Inc.	1,042,318
7,222	Great Plains Energy, Inc.	97,786
5,520	Hawaiian Electric Industries, Inc.	76,562
2,753	IDACORP, Inc.	67,008
3,027	ITC Holdings Corp.	111,787
9,566	Northeast Utilities	209,591
14,307	NV Energy, Inc.	132,626
13,239	Pepco Holdings, Inc.	198,585
6,154	Pinnacle West Capital Corp.	161,604
3,822	Portland General Electric Co.	62,757
22,774	PPL Corp.	635,167
16,001	Progress Energy, Inc.	566,755
46,987	Southern Co.	1,424,176
2,172	Unisource Energy Corp.	54,604
6,633	Westar Energy, Inc.	112,098
		11,197,401
	Gas Utilities — 7.5%

4,679	AGL Resources, Inc.	129,796
5,521	Atmos Energy Corp.	120,523
3,985	Energen Corp.	106,798
7,942	EQT Corp.	244,217
4,354	National Fuel Gas Co.	131,970
2,542	New Jersey Resources Corp.	89,148
2,747	Nicor, Inc.	86,201
1,635	Northwest Natural Gas Co.	66,953
5,941	Oneok, Inc.	132,722
4,210	Piedmont Natural Gas Co.	101,629
10,539	Questar Corp.	303,839
2,691	Southwest Gas Corp.	52,448
6,586	UGI Corp.	157,998
3,008	WGL Holdings, Inc.	91,323
		1,815,565
	Independent Power Producers & Energy Traders — 4.6%

40,856	AES Corp. (The)*	257,393
22,123	Calpine Corp.*	124,552
10,895	Constellation Energy Group, Inc.	215,285
30,482	Dynegy, Inc., Class A*	39,627
9,578	Mirant Corp.*	117,139
14,258	NRG Energy, Inc.*	269,476
21,137	Reliant Energy, Inc.*	73,134
		1,096,606
	Multi-Utilities — 28.5%

6,748	Alliant Energy Corp.	156,081
12,828	Ameren Corp.	305,050
3,329	Avista Corp.	47,638
2,352	Black Hills Corp.	41,889
18,462	Centerpoint Energy, Inc.	190,528
13,724	CMS Energy Corp.	151,787
16,755	Consolidated Edison, Inc.	606,699
35,578	Dominion Resources, Inc.	1,073,744
10,019	DTE Energy Co.	268,209
4,677	Integrys Energy Group, Inc.	112,482
16,758	NiSource, Inc.	146,632
2,203	NorthWestern Corp.	45,139
6,533	NSTAR	210,167
22,101	PG&E Corp.	844,700
4,811	PNM Resources, Inc.	36,997
31,110	Public Service Enterprise Group, Inc.	848,992
6,448	SCANA Corp.	194,278
13,863	Sempra Energy	576,285
12,169	TECO Energy, Inc.	116,701
4,962	Vectren Corp.	103,507
7,155	Wisconsin Energy Corp.	284,912
27,482	Xcel Energy, Inc.	487,531
		6,849,948
	Oil, Gas & Consumable Fuels — 2.4%

6,393	Southern Union Co.	85,730
37,637	Spectra Energy Corp.	489,281
		575,011
	Water Utilities — 0.9%

3,558	American Water Works Co., Inc.	66,001
8,176	Aqua America, Inc.	150,438
		216,439
	Total Common Stocks (Cost $25,306,151)	21,864,708

Principal Amount
	Repurchase Agreements - 23.1%
$507,258	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $507,269(b)	507,258
405,807	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $405,825 (c)	405,807
74,936	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $74,938 (d)	74,936
81,161	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $81,163 (e)	81,161
405,807	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $405,829 (f)	405,807
405,807	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $405,816 (g)	405,807
811,614	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $811,661 (h)	811,614
202,904	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $202,908(i)	202,904

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (continued)
$1,217,421	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,217,448(j)	$1,217,421
202,904	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $202,908(k)	202,904
1,220,766	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,220,792(l)	1,220,766
	Total Repurchase Agreements (Cost $5,536,385)	5,536,385
	Total Investments (Cost $30,842,536) — 114.2%	27,401,093
	Liabilities in excess of other assets — (14.2%)	(3,411,194)
	Net Assets — 100.0%	$23,989,899

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $517,404. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $413,924. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $76,437. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $82,785. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $413,925. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $413,923. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $827,847. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $206,963. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $1,241,770. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $206,962. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $1,245,182. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(7,352,392)
Net unrealized depreciation	$(7,352,392)
Federal income tax cost of investments	$34,753,485

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	03/06/09	$4,108,531	$(951,767)

Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	03/06/09	22,493,503	(2,620,844)
		$26,602,034	$(3,572,611)

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 97.5%
$10,371,072	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $10,371,297 (b)	$10,371,072
8,296,858	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $8,297,229 (c)	8,296,858
1,532,085	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $1,532,117 (d)	1,532,085
1,659,372	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,659,408 (e)	1,659,372
8,296,858	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $8,297,310 (f)	8,296,858
8,296,858	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $8,297,045 (g)	8,296,858
16,593,714	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $16,594,682 (h)	16,593,714
4,148,429	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $4,148,519 (i)	4,148,429
24,890,572	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $24,891,132 (j)	24,890,572
4,148,429	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $4,148,502(k)	4,148,429
24,958,955	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $24,959,496(l)	24,958,955
	Total Investments (Cost $113,193,202) †	113,193,202
	Other assets less liabilities — 2.5%	2,951,660
	Net Assets — 100.0%	$116,144,862

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $10,578,493. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $8,462,815. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $1,562,764. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $1,692,574. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $8,462,838. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $8,462,799. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $16,925,612. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $4,231,421. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $25,388,406. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $4,231,402. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $25,458,156. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100® Index Futures Contracts	541	03/20/09	$12,094,055	$1,084,428

Cash collateral in the amount of $2,232,486 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	$(41,827,947)	$—

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	(24,257,863)	—

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	(20,522,792)	—

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	(17,452,637)	—

		$(104,061,239)	$—

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 97.6%
$22,866,324	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $22,866,819 (b)	$22,866,324
18,293,059	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $18,293,877 (c)	18,293,059
3,377,968	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $3,378,038 (d)	3,377,968
3,658,612	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,658,691 (e)	3,658,612
18,293,059	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $18,294,055 (f)	18,293,059
18,293,059	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $18,293,471 (g)	18,293,059
36,586,118	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $36,588,252 (h)	36,586,118
9,146,530	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $9,146,728 (i)	9,146,530
54,879,177	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $54,880,412 (j)	54,879,177
9,146,529	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $9,146,689(k)	9,146,529
55,029,950	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $55,031,142(l)	55,029,950
	Total Investments
	(Cost $249,570,385) †	249,570,385
	Other assets less liabilities — 2.4%	6,206,343
	Net Assets — 100.0%	$255,776,728

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $23,323,650. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $18,658,965. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $3,445,610. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $3,731,816. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $18,659,015. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $18,658,928. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $37,317,889. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $9,329,513. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $55,976,808. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $9,329,470. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $56,130,596. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	844	03/20/09	$29,772,100	$3,765,935

Cash collateral in the amount of $6,377,067 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/09	$(150,713,235)	$—

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/09	(48,213,803)	—

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/09	(27,090,062)	—

		$(226,017,100)	$—

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 94.1%
$67,928,915	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $67,930,387 (b)	$67,928,915
54,343,132	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $54,345,562 (c)	54,343,132
10,034,919	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $10,035,128 (d)	10,034,919
10,868,626	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $10,868,861 (e)	10,868,626
54,343,132	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $54,346,091 (f)	54,343,132
54,343,132	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $54,344,355 (g)	54,343,132
108,686,265	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $108,692,605 (h)	108,686,265
27,171,566	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $27,172,155 (i)	27,171,566
163,029,398	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $163,033,066 (j)	163,029,398
27,171,566	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $27,172,042(k)	27,171,566
163,477,297	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $163,480,839(l)	163,477,297
	Total Investments
	(Cost $741,397,948) †	741,397,948
	Other assets less liabilities — 5.9%	46,862,939
	Net Assets — 100.0%	$788,260,887

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $69,287,493. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $55,430,127. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $10,235,862. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $11,086,093. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $55,430,276. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $55,430,019. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $110,860,136. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $27,715,152. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $166,290,126. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $27,715,026. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $166,746,982. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P500 Futures Contracts	2,319	03/20/09	$85,165,275	$11,095,913

Cash collateral in the amount of $16,727,446 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	$(357,458,952)	$—

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	(213,390,125)	—

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	(132,264,705)	—

		$(703,113,782)	$—

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 98.5%
$3,217,493	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,217,563 (b)	$3,217,493
2,573,994	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $2,574,109 (c)	2,573,994
475,310	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $475,320 (d)	475,310
514,799	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $514,810 (e)	514,799
2,573,994	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $2,574,134 (f)	2,573,994
2,573,994	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $2,574,052 (g)	2,573,994
5,147,988	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $5,148,288 (h)	5,147,988
1,286,997	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,287,025 (i)	1,286,997
7,721,982	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $7,722,156 (j)	7,721,982
1,286,997	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,287,020(k)	1,286,997
7,743,197	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,743,365(l)	7,743,197
	Total Investments
	(Cost $35,116,745) †	35,116,745
	Other assets less liabilities — 1.5%	548,000
	Net Assets — 100.0%	$35,664,745

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $3,281,843. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $2,625,480. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $484,828. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $525,099. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $2,625,487. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $2,625,475. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $5,250,955. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,312,744. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $7,876,428. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,312,738. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $7,898,068. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap400 Futures Contracts	99	03/20/09	$4,454,010	$482,857

Cash collateral in the amount of $785,490 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	$(19,616,246)	$(164,188)

Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	(5,826,023)	104

Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	(5,813,695)	(22,778)

		$(31,255,964)	$(186,862)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 99.4%
$2,428,810	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,428,863 (b)	$2,428,810
1,943,048	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,943,135 (c)	1,943,048
358,800	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $358,807 (d)	358,800
388,610	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $388,618 (e)	388,610
1,943,048	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,943,154 (f)	1,943,048
1,943,048	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,943,092 (g)	1,943,048
3,886,097	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $3,886,324 (h)	3,886,097
971,524	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $971,545 (i)	971,524
5,829,145	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $5,829,276 (j)	5,829,145
971,524	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $971,541 (k)	971,524
5,845,162	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $5,845,289 (l)	5,845,162
	Total Investments (Cost $26,508,816) †	26,508,816
	Other assets less liabilities — 0.6%	167,813
	Net Assets — 100.0%	$26,676,629

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $2,477,386. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,981,914. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $365,985. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $396,386. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,981,919. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,981,910. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $3,963,824. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $990,960. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $5,945,733. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $990,956. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $5,962,068. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/09	$(14,415,723)	$—

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/09	(8,486,523)	—

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/09	(3,348,276)	—

		$(26,250,522)	$—

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 96.7%
$7,521,476	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,521,639 (b)	$7,521,476
6,017,180	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $6,017,449 (c)	6,017,180
1,111,123	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $1,111,146 (d)	1,111,123
1,203,436	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,203,462 (e)	1,203,436
6,017,181	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $6,017,509 (f)	6,017,181
6,017,181	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $6,017,316 (g)	6,017,181
12,034,361	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $12,035,063 (h)	12,034,361
3,008,590	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,008,655 (i)	3,008,590
18,051,541	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $18,051,947 (j)	18,051,541
3,008,590	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $3,008,643 (k)	3,008,590
18,101,135	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $18,101,527 (l)	18,101,135
	Total Investments (Cost $82,091,794) †	82,091,794
	Other assets less liabilities — 3.3%	2,763,504
	Net Assets — 100.0%	$84,855,298

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $7,671,906. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $6,137,538. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $1,133,373. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $1,227,515. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $6,137,555. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $6,137,526. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $12,275,064. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $3,068,779. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $18,412,587. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $3,068,765. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $18,463,173. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Index® Futures Contracts	382	03/20/09	$14,886,540	$2,084,314

Cash collateral in the amount of $2,176,867 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Index	03/06/09	$(33,386,750)	$—

Equity Index Swap Agreement based on the Russell 2000® Index	03/06/09	(29,812,328)	—

Equity Index Swap Agreement based on the Russell 2000® Index	03/06/09	(6,786,959)	—

		$(69,986,037)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 97.4%
$55,362,446	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $55,363,646 (b)	$55,362,446
44,289,957	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $44,291,938 (c)	44,289,957
8,178,516	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $8,178,686 (d)	8,178,516
8,857,991	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $8,858,183 (e)	8,857,991
44,289,957	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $44,292,368 (f)	44,289,957
44,289,957	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $44,290,954 (g)	44,289,957
88,579,913	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $88,585,080 (h)	88,579,913
22,144,978	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $22,145,458 (i)	22,144,978
132,869,870	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $132,872,860 (j)	132,869,870
22,144,978	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $22,145,366(k)	22,144,978
133,234,911	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $133,237,798 (l)	133,234,911
	Total Investments (Cost $604,243,474) †	604,243,474
	Other assets less liabilities — 2.6%	16,326,233
	Net Assets — 100.0%	$620,569,707

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $56,469,695. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $45,175,864. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $8,342,286. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $9,035,228. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $45,175,985. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $45,175,776. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $90,351,630. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $22,588,003. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $135,527,382. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $22,587,901. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $135,899,723. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100® Index Futures Contracts	3,518	03/20/09	$78,644,890	$7,432,370

Cash collateral in the amount of $22,072,475 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	$(446,699,649)	$—

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	(279,014,210)	(4,404,616)

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	(220,705,019)	—

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/09	(216,228,962)	—

		$(1,162,647,840)	$(4,404,616)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 96.0%
$42,840,998	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $42,841,926 (b)	$42,840,998
34,272,798	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $34,274,331 (c)	34,272,798
6,328,762	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $6,328,894 (d)	6,328,762
6,854,560	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,854,709 (e)	6,854,560
34,272,798	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $34,274,664 (f)	34,272,798
34,272,798	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $34,273,569 (g)	34,272,798
68,545,596	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $68,549,594 (h)	68,545,596
17,136,399	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $17,136,770 (i)	17,136,399
102,818,394	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $102,820,707 (j)	102,818,394
17,136,399	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $17,136,699 (k)	17,136,399
103,100,873	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $103,103,107 (l)	103,100,873
	Total Investments (Cost $467,580,375) †	467,580,375
	Other assets less liabilities — 4.0%	19,677,768
	Net Assets — 100.0%	$487,258,143

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $43,697,818. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $34,958,337. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $6,455,491. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $6,991,711. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $34,958,431. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $34,958,269. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $69,916,600. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $17,479,224. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $104,874,851. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $17,479,145. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $105,162,979. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	2,120	03/20/09	$74,783,000	$7,676,013

Cash collateral in the amount of $18,518,924 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/09	$(344,992,451)	$—

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/09	(284,874,004)	—

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/09	(143,226,671)	—

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/09	(126,649,530)	—

		$(899,742,656)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 88.0%
$234,821,904	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $234,826,992 (b)	$234,821,904
187,857,522	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $187,865,923 (c)	187,857,522
34,689,482	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $34,690,205 (d)	34,689,482
37,571,504	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $37,572,318 (e)	37,571,504
187,857,522	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $187,867,750 (f)	187,857,522
187,857,522	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $187,861,749 (g)	187,857,522
375,715,044	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $375,736,961 (h)	375,715,044
93,928,761	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $93,930,796 (i)	93,928,761
563,572,567	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $563,585,247 (j)	563,572,567
93,928,761	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $93,930,405 (k)	93,928,761
565,120,900	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $565,133,144 (l)	565,120,900
	Total Investments (Cost $2,562,921,489) †	2,562,921,489
	Other assets less liabilities — 12.0%	350,590,091
	Net Assets — 100.0%	$2,913,511,580

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $239,518,341. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $191,615,129. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $35,384,117. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $38,323,262. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $191,615,645. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $191,614,757. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $383,229,849. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $95,807,870. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $574,844,505. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $95,807,436. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $576,423,801. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P500 Futures Contracts	11,850	03/20/09	$435,191,250	$50,700,202

Cash collateral in the amount of $98,539,195 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	$(2,046,552,116)	$—

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	(1,227,564,692)	—

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	(1,045,515,643)	—

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	(654,753,609)	—

Equity Index Swap Agreement based on the S&P 500® Index	03/06/09	(417,651,658)	—

		$(5,392,037,718)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 99.4%
$6,738,138	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,738,284 (b)	$6,738,138
5,390,510	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $5,390,751 (c)	5,390,510
995,403	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $995,424 (d)	995,403
1,078,102	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,078,125 (e)	1,078,102
5,390,510	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $5,390,803 (f)	5,390,510
5,390,510	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $5,390,631 (g)	5,390,510
10,781,021	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $10,781,650 (h)	10,781,021
2,695,255	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,695,313 (i)	2,695,255
16,171,532	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $16,171,896 (j)	16,171,532
2,695,255	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $2,695,302 (k)	2,695,255
16,215,961	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $16,216,312 (l)	16,215,961
	Total Investments (Cost $73,542,197) †	73,542,197
	Other assets less liabilities — 0.6%	424,528
	Net Assets — 100.0%	$73,966,725

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $6,872,901. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $5,498,333. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $1,015,335. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $1,099,673. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $5,498,348. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $5,498,323. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $10,996,656. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $2,749,175. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $16,494,976. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $2,749,163. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $16,540,293. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap400 Futures Contracts	263	03/20/09	$11,832,370	$1,063,141

Cash collateral in the amount of $2,739,889 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	$(51,456,462)	$(201,608)

Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	(51,223,747)	(992,211)

Equity Index Swap Agreement based on the S&P MidCap 400 Index	03/06/09	(33,514,918)	(16,713)

		$(136,195,127)	$(1,210,532)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 98.6%
$3,246,885	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,246,955 (b)	$3,246,885
2,597,508	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $2,597,624 (c)	2,597,508
479,652	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $479,662 (d)	479,652
519,502	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $519,513 (e)	519,502
2,597,508	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $2,597,649 (f)	2,597,508
2,597,508	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $2,597,566 (g)	2,597,508
5,195,015	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $5,195,318 (h)	5,195,015
1,298,754	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,298,782 (i)	1,298,754
7,792,523	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $7,792,698 (j)	7,792,523
1,298,754	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,298,777 (k)	1,298,754
7,813,929	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,814,098 (l)	7,813,929
	Total Investments (Cost $35,437,538) †	35,437,538
	Other assets less liabilities — 1.4%	502,170
	Net Assets — 100.0%	$35,939,708

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $3,311,823. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $2,649,464. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $489,257. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $529,897. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $2,649,472. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $2,649,459. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $5,298,922. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,324,736. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $7,948,380. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,324,730. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $7,970,217. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/09	$(31,200,767)	$—

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/09	(28,931,733)	—

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/09	(10,035,243)	—

		$(70,167,743)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 102.7%
$49,755,507	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $49,756,585 (b)	$49,755,507
39,804,405	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $39,806,185 (c)	39,804,405
7,350,220	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $7,350,373 (d)	7,350,220
7,960,881	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,961,053 (e)	7,960,881
39,804,405	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $39,806,572 (f)	39,804,405
39,804,405	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $39,805,301 (g)	39,804,405
79,608,809	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $79,613,453 (h)	79,608,809
19,902,202	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $19,902,633 (i)	19,902,202
119,413,214	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $119,415,901 (j)	119,413,214
19,902,202	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $19,902,550 (k)	19,902,202
119,741,284	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $119,743,878 (l)	119,741,284
	Total Investments (Cost $543,047,534) †	543,047,534
	Liabilities in excess of other assets — (2.7%)	(14,125,845)
	Net Assets — 100.0%	$528,921,689

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $50,750,616. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $40,600,590. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $7,497,403. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $8,120,168. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $40,600,699. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $40,600,511. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $81,201,092. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $20,300,359. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $121,801,581. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $20,300,267. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $122,136,212. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	2,594	03/20/09	$101,088,180	$14,632,844

Cash collateral in the amount of $16,899,064 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	03/06/09	$(324,559,672)	$(7)

Equity Index Swap Agreement based on the Russell 2000® Index	03/06/09	(318,865,446)	(298,735)

Equity Index Swap Agreement based on the Russell 2000® Index	03/06/09	(313,595,520)	—

		$(957,020,638)	$(298,742)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 99.4%
$3,300,305	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,300,377 (b)	$3,300,305
2,640,244	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $2,640,362 (c)	2,640,244
487,543	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $487,553 (d)	487,543
528,049	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $528,060 (e)	528,049
2,640,244	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $2,640,388 (f)	2,640,244
2,640,244	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $2,640,303 (g)	2,640,244
5,280,489	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $5,280,797 (h)	5,280,489
1,320,122	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,320,151 (i)	1,320,122
7,920,734	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $7,920,912 (j)	7,920,734
1,320,122	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,320,145 (k)	1,320,122
7,942,495	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,942,667 (l)	7,942,495
	Total Investments (Cost $36,020,591) †	36,020,591
	Other assets less liabilities — 0.6%	230,595
	Net Assets — 100.0%	$36,251,186

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $3,366,311. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $2,693,055. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $497,306. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $538,615. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $2,693,063. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $2,693,050. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $5,386,106. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,346,532. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $8,079,154. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,346,526. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $8,101,351. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Value Index	03/06/09	$(39,208,363)	$—

Equity Index Swap Agreement based on the Russell 1000® Value Index	03/06/09	(31,384,878)	(62,812)

		$(70,593,241)	$(62,812)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 98.3%
$3,320,353	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,320,425 (b)	$3,320,353
2,656,282	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $2,656,401 (c)	2,656,282
490,505	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $490,515 (d)	490,505
531,256	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $531,268 (e)	531,256
2,656,282	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $2,656,427 (f)	2,656,282
2,656,282	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $2,656,342 (g)	2,656,282
5,312,565	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $5,312,875 (h)	5,312,565
1,328,141	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,328,170 (i)	1,328,141
7,968,848	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $7,969,027 (j)	7,968,848
1,328,141	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,328,164 (k)	1,328,141
7,990,741	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,990,914 (l)	7,990,741
	Total Investments (Cost $36,239,396) †	36,239,396
	Other assets less liabilities — 1.7%	624,732
	Net Assets — 100.0%	$36,864,128

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $3,386,760. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $2,709,414. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $500,327. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $541,886. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $2,709,421. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $2,709,409. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $5,418,823. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,354,711. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $8,128,231. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,354,705. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $8,150,562. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Growth Index	03/06/09	$(37,328,278)	$—

Equity Index Swap Agreement based on the Russell 1000® Growth Index	03/06/09	(19,556,145)	—

Equity Index Swap Agreement based on the Russell 1000® Growth Index	03/06/09	(15,104,972)	—

		$(71,989,395)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 100.2%
$820,187	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $820,205 (b)	$820,187
656,149	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $656,178 (c)	656,149
121,163	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $121,166 (d)	121,163
131,230	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $131,233 (e)	131,230
656,149	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $656,185 (f)	656,149
656,149	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $656,164 (g)	656,149
1,312,298	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $1,312,375 (h)	1,312,298
328,074	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $328,081 (i)	328,074
1,968,447	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,968,491 (j)	1,968,447
328,074	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $328,080 (k)	328,074
1,973,855	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,973,898 (l)	1,973,855
	Total Investments (Cost $8,951,775) †	8,951,775
	Liabilities in excess of other assets — (0.2%)	(18,484)
	Net Assets — 100.0%	$8,933,291

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $836,590. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $669,274. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $123,589. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $133,856. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $669,275. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $669,272. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $1,338,546. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $334,637. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $2,007,818. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $334,636. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $2,013,334. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell Midcap® Value Index	03/06/09	$(7,582,127)	$(2,794)

Equity Index Swap Agreement based on the Russell Midcap® Value Index	03/06/09	(5,058,571)	—

Equity Index Swap Agreement based on the Russell Midcap® Value Index	03/06/09	(4,953,056)	—

		$(17,593,754)	$(2,794)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 100.4%
$1,292,358	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,292,386 (b)	$1,292,358
1,033,886	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,033,932 (c)	1,033,886
190,916	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $190,920 (d)	190,916
206,777	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $206,781 (e)	206,777
1,033,886	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,033,942 (f)	1,033,886
1,033,886	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,033,909 (g)	1,033,886
2,067,772	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $2,067,893 (h)	2,067,772
516,943	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $516,954 (i)	516,943
3,101,658	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $3,101,728 (j)	3,101,658
516,943	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $516,952 (k)	516,943
3,110,180	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,110,247 (l)	3,110,180
	Total Investments (Cost $14,105,205) †	14,105,205
	Liabilities in excess of other assets — (0.4%)	(57,333)
	Net Assets — 100.0%	$14,047,872

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $1,318,205. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,054,566. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $194,739. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $210,914. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,054,569. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,054,564. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $2,109,130. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $527,285. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $3,163,694. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $527,282. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $3,172,386. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell Midcap® Growth Index	03/06/09	$(13,034,091)	$(17,402)

Equity Index Swap Agreement based on the Russell Midcap® Growth Index	03/06/09	(7,610,950)	(10,109)

Equity Index Swap Agreement based on the Russell Midcap® Growth Index	03/06/09	(7,006,099)	—

		$(27,651,140)	$(27,511)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 99.4%
$2,157,096	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,157,143 (b)	$2,157,096
1,725,678	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,725,755 (c)	1,725,678
318,661	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $318,668 (d)	318,661
345,136	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $345,143 (e)	345,136
1,725,678	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,725,772 (f)	1,725,678
1,725,678	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,725,717 (g)	1,725,678
3,451,355	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $3,451,556 (h)	3,451,355
862,839	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $862,858 (i)	862,839
5,177,033	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $5,177,149 (j)	5,177,033
862,839	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $862,854 (k)	862,839
5,191,256	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $5,191,368 (l)	5,191,256
	Total Investments (Cost $23,543,249) †	23,543,249
	Other assets less liabilities — 0.6%	130,912
	Net Assets — 100.0%	$23,674,161

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $2,200,239. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,760,196. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $325,042. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $352,042. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,760,200. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,760,192. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $3,520,387. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $880,101. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $5,280,578. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $880,097. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $5,295,086. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Value Index	03/06/09	$(21,268,590)	$—

Equity Index Swap Agreement based on the Russell 2000® Value Index	03/06/09	(20,248,233)	—

Equity Index Swap Agreement based on the Russell 2000® Value Index	03/06/09	(4,516,208)	—

		$(46,033,031)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 98.2%
$1,712,373	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,712,410(b)	$1,712,373
1,369,899	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,369,960(c)	1,369,899
252,963	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $252,968(d)	252,963
273,980	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $273,986(e)	273,980
1,369,899	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,369,974(f)	1,369,899
1,369,899	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,369,930(g)	1,369,899
2,739,797	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $2,739,957(h)	2,739,797
684,949	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $684,964(i)	684,949
4,109,696	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $4,109,788(j)	4,109,696
684,949	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $684,961(k)	684,949
4,120,987	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $4,121,076(l)	4,120,987
	Total Investments (Cost $18,689,391) †	18,689,391
	Other assets less liabilities — 1.8%	341,775
	Net Assets — 100.0%	$19,031,166

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $1,746,620. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,397,300. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $258,028. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $279,462. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,397,304. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,397,298. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $2,794,597. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $698,652. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $4,191,893. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $698,649. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $4,203,410. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Growth Index	03/06/09	$(22,895,091)	$—

Equity Index Swap Agreement based on the Russell 2000® Growth Index	03/06/09	(14,299,038)	—

		$(37,194,129)	$—

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 93.2%
$6,061,169	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,061,300 (b)	$6,061,169
4,848,936	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $4,849,153 (c)	4,848,936
895,397	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $895,416 (d)	895,397
969,787	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $969,808 (e)	969,787
4,848,936	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $4,849,200 (f)	4,848,936
4,848,936	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $4,849,045 (g)	4,848,936
9,697,871	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $9,698,437 (h)	9,697,871
2,424,468	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,424,521 (i)	2,424,468
14,546,806	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $14,547,133 (j)	14,546,806
2,424,468	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $2,424,510 (k)	2,424,468
14,586,771	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $14,587,087 (l)	14,586,771
	Total Investments (Cost $66,153,545) †	66,153,545
	Other assets less liabilities — 6.8%	4,839,905
	Net Assets — 100.0%	$70,993,450

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $6,182,392. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $4,945,927. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $913,327. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $989,191. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $4,945,940. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $4,945,917. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $9,891,841. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $2,472,971. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $14,837,756. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $2,472,960. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $14,878,520. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/09	$(29,289,093)	$(920,500)

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/09	(22,076,419)	—

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/09	(19,531,311)	(1,365,780)

		$(70,896,823)	$(2,286,280)

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 86.4%
$455,421	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $455,431(b)	$455,421
364,338	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $364,354(c)	364,338
67,278	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $67,279(d)	67,278
72,868	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $72,870(e)	72,868
364,338	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $364,358(f)	364,338
364,338	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $364,346(g)	364,338
728,676	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $728,719(h)	728,676
182,169	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $182,173(i)	182,169
1,093,013	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,093,038(j)	1,093,013
182,169	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $182,172(k)	182,169
1,096,016	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,096,040(l)	1,096,016
	Total Investments (Cost $4,970,624) †	4,970,624
	Other assets less liabilities — 13.6%	781,190
	Net Assets — 100.0%	$5,751,814

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $464,530. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $371,626. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $68,625. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $74,326. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $371,627. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $371,625. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $743,250. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $185,813. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $1,114,874. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $185,813. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $1,117,937. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	$(2,379,882)	$—

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	(1,779,892)	(37,700)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	(1,576,213)	(7,059)

		$(5,735,987)	$(44,759)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 110.2%
$7,074,053	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,074,206 (b)	$7,074,053
5,659,243	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $5,659,496 (c)	5,659,243
1,045,027	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $1,045,049 (d)	1,045,027
1,131,849	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,131,874 (e)	1,131,849
5,659,243	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $5,659,551 (f)	5,659,243
5,659,243	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $5,659,370(g)	5,659,243
11,318,487	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $11,319,147(h)	11,318,487
2,829,622	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,829,683(i)	2,829,622
16,977,730	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $16,978,112 (j)	16,977,730
2,829,622	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $2,829,672(k)	2,829,622
17,024,374	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $17,024,743(l)	17,024,374
	Total Investments (Cost $77,208,493) †	77,208,493
	Liabilities in excess of other assets — (10.2%)	(7,159,761)
	Net Assets — 100.0%	$70,048,732

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $7,215,535. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $5,772,442. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $1,065,953. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $1,154,496. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $5,772,457. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $5,772,430. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $11,544,872. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $2,886,231. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $17,317,299. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $2,886,217. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $17,364,876. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	03/06/09	$(94,562,680)	$(709,596)

Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	03/06/09	(44,405,751)	(374,893)

		$(138,968,431)	$(1,084,489)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 98.8%
$4,718,744	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $4,718,846 (b)	$4,718,744
3,774,995	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $3,775,164 (c)	3,774,995
697,085	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $697,100 (d)	697,085
754,999	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $755,015(e)	754,999
3,774,995	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $3,775,201 (f)	3,774,995
3,774,995	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $3,775,080(g)	3,774,995
7,549,991	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $7,550,431(h)	7,549,991
1,887,498	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,887,539(i)	1,887,498
11,324,986	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $11,325,241 (j)	11,324,986
1,887,498	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,887,531(k)	1,887,498
11,356,100	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $11,356,346(l)	11,356,100
	Total Investments (Cost $51,501,886) †	51,501,886
	Other assets less liabilities — 1.2%	616,474
	Net Assets — 100.0%	$52,118,360

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $4,813,119. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $3,850,504. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $711,044. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $770,106. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $3,850,514. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $3,850,497. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $7,701,001. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,925,259. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $11,551,495. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,925,250. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $11,583,232. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	03/06/09	$(51,599,163)	$—

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	03/06/09	(51,136,408)	—

		$(102,735,571)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 101.0%
$15,886,967	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $15,887,311 (b)	$15,886,967
12,709,574	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $12,710,142 (c)	12,709,574
2,346,930	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $2,346,979 (d)	2,346,930
2,541,915	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,541,970 (e)	2,541,915
12,709,574	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $12,710,266(f)	12,709,574
12,709,574	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $12,709,860(g)	12,709,574
25,419,148	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $25,420,631(h)	25,419,148
6,354,787	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,354,925(i)	6,354,787
38,128,721	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $38,129,579 (j)	38,128,721
6,354,787	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $6,354,898(k)	6,354,787
38,233,475	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $38,234,303(l)	38,233,475
	Total Investments (Cost $173,395,452) †	173,395,452
	Liabilities in excess of other assets — (1.0%)	(1,744,005)
	Net Assets — 100.0%	$171,651,447

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $16,204,706. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $12,963,796. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $2,393,926. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $2,592,776. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $12,963,831. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $12,963,771. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $25,927,565. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $6,481,919. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $38,891,329. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $6,481,889. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $38,998,177. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	03/06/09	$(171,993,578)	$(594,636)

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	03/06/09	(167,836,552)	(404,543)

		$(339,830,130)	$(999,179)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 87.9%
$40,933,007	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $40,933,894 (b)	$40,933,007
32,746,406	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $32,747,870(c)	32,746,406
6,046,901	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $6,047,027 (d)	6,046,901
6,549,281	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,549,423 (e)	6,549,281
32,746,406	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $32,748,189(f)	32,746,406
32,746,406	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $32,747,143(g)	32,746,406
65,492,812	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $65,496,632(h)	65,492,812
16,373,203	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $16,373,558 (i)	16,373,203
98,239,217	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $98,241,427 (j)	98,239,217
16,373,203	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $16,373,490(k)	16,373,203
98,509,115	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $98,511,249(l)	98,509,115
	Total Investments (Cost $446,755,957) †	446,755,957
	Other assets less liabilities — 12.1%	61,464,862
	Net Assets — 100.0%	$508,220,819

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $41,751,667. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $33,401,414. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $6,167,986. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $6,680,324. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $33,401,504. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $33,401,349. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $66,802,756. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $16,700,760. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $100,204,086. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $16,700,684. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $100,479,381. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/09	$(391,571,299)	$—

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/09	(250,159,529)	(10,094,798)

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/09	(148,977,364)	—

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/09	(131,822,885)	(5,250,630)

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/09	(90,725,070)	(16,709,574)

		$(1,013,256,147)	$(32,055,002)

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 93.0%
$474,756	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $474,766 (b)	$474,756
379,805	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $379,822(c)	379,805
70,134	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $70,135(d)	70,134
75,961	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $75,963(e)	75,961
379,805	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $379,826(f)	379,805
379,805	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $379,814 (g)	379,805
759,609	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $759,653 (h)	759,609
189,902	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $189,906(i)	189,902
1,139,414	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,139,440(j)	1,139,414
189,902	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $189,905(k)	189,902
1,142,545	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,142,570(l)	1,142,545
	Total Investments (Cost $5,181,638) †	5,181,638
	Other assets less liabilities — 7.0%	387,338
	Net Assets — 100.0%	$5,568,976

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $484,251. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $387,402. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $71,538. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $77,481. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $387,403. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $387,401. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $774,802. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $193,701. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $1,162,203. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $193,700. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $1,165,397. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	03/06/09	$(6,480,910)	$—

Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	03/06/09	(4,665,862)	—

		$(11,146,772)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 98.9%
$3,051,433	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,051,499(b)	$3,051,433
2,441,147	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $2,441,256(c)	2,441,147
450,778	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $450,787(d)	450,778
488,229	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $488,240(e)	488,229
2,441,147	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $2,441,280(f)	2,441,147
2,441,147	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $2,441,202(g)	2,441,147
4,882,293	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $4,882,578(h)	4,882,293
1,220,573	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,220,599(i)	1,220,573
7,323,440	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $7,323,605(j)	7,323,440
1,220,573	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,220,594(k)	1,220,573
7,343,561	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $7,343,720(l)	7,343,561
	Total Investments (Cost $33,304,321) †	33,304,321
	Other assets less liabilities — 1.1%	375,245
	Net Assets — 100.0%	$33,679,566

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $3,112,462. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $2,489,976. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $459,805. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $497,998. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $2,489,983. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $2,489,971. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $4,979,945. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,244,991. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $7,469,915. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,244,986. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $7,490,437. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	03/06/09	$(41,518,844)	$—

Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	03/06/09	(15,398,586)	—

Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	03/06/09	(8,890,356)	—

		$(65,807,786)	$—

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 89.4%
$16,849,626	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $16,849,991 (b)	$16,849,626
13,479,700	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $13,480,303 (c)	13,479,700
2,489,141	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $2,489,193 (d)	2,489,141
2,695,940	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,695,998 (e)	2,695,940
13,479,700	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $13,480,434 (f)	13,479,700
13,479,700	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $13,480,003 (g)	13,479,700
26,959,401	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $26,960,974 (h)	26,959,401
6,739,850	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $6,739,996 (i)	6,739,850
40,439,101	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $40,440,011 (j)	40,439,101
6,739,850	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $6,739,968(k)	6,739,850
40,550,204	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $40,551,083(l)	40,550,204
	Total Investments
	(Cost $183,902,213) †	183,902,213
	Other assets less liabilities — 10.6%	21,789,343
	Net Assets — 100.0%	$205,691,556

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $17,186,619. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $13,749,327. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $2,538,984. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $2,749,882. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $13,749,364. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $13,749,300. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $27,498,625. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $6,874,685. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $41,247,918. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $6,874,654. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $41,361,241. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	$(152,751,647)	$(1,045,295)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	(109,084,752)	(924,020)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	(106,272,871)	—

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/09	(37,766,741)	(4,545,229)

		$(405,876,011)	$(6,514,544)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 84.4%
$86,713,491	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $86,715,370(b)	$86,713,491
69,370,794	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $69,373,896(c)	69,370,794
12,809,904	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $12,810,171(d)	12,809,904
13,874,159	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $13,874,460(e)	13,874,159
69,370,794	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $69,374,571(f)	69,370,794
69,370,794	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $69,372,355(g)	69,370,794
138,741,588	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $138,749,681(h)	138,741,588
34,685,397	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $34,686,149(i)	34,685,397
208,112,381	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $208,117,064 (j)	208,112,381
34,685,397	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $34,686,004(k)	34,685,397
208,684,140	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $208,688,661(l)	208,684,140
	Total Investments (Cost $946,418,839) †	946,418,839
	Other assets less liabilities — 15.6%	174,865,989
	Net Assets — 100.0%	$1,121,284,828

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $88,447,762. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $70,758,378. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $13,066,414. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $14,151,763. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $70,758,569. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $70,758,241. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $141,516,606. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $35,379,302. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $212,274,808. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $35,379,142. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $212,858,001. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/09	$(811,552,011)	$—

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/09	(627,584,477)	—

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/09	(394,115,214)	(5,691,062)

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/09	(315,692,977)	—

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/09	(90,426,284)	—

		$(2,239,370,963)	$(5,691,062)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 112.7%
$2,453,974	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,454,027 (b)	$2,453,974
1,963,179	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,963,267 (c)	1,963,179
362,518	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $362,526 (d)	362,518
392,636	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $392,645(e)	392,636
1,963,179	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,963,286 (f)	1,963,179
1,963,179	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,963,223 (g)	1,963,179
3,926,359	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $3,926,588 (h)	3,926,359
981,590	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $981,611(i)	981,590
5,889,538	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $5,889,671(j)	5,889,538
981,590	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $981,607(k)	981,590
5,905,720	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $5,905,848(l)	5,905,720
	Total Investments (Cost $26,783,462) †	26,783,462
	Liabilities in excess of other assets — (12.7%)	(3,025,185)
	Net Assets — 100.0%	$23,758,277

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $2,503,053. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $2,002,447. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $369,777. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $400,492. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $2,002,453. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $2,002,443. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $4,004,891. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,001,227. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $6,007,334. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,001,223. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $6,023,838. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	03/06/09	$(18,068,628)	$(934,958)

Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	03/06/09	(14,796,206)	(1,068,879)

Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	03/06/09	(13,985,683)	(977,961)

		$(46,850,517)	$(2,981,798)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 105.2%
$4,764,553	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $4,764,656(b)	$4,764,553
3,811,643	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $3,811,813(c)	3,811,643
703,852	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $703,867(d)	703,852
762,329	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $762,346(e)	762,329
3,811,642	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $3,811,850(f)	3,811,642
3,811,642	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $3,811,728 (g)	3,811,642
7,623,285	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $7,623,730 (h)	7,623,285
1,905,821	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,905,862(i)	1,905,821
11,434,927	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $11,435,184(j)	11,434,927
1,905,821	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,905,854(k)	1,905,821
11,466,344	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $11,466,592(l)	11,466,344
	Total Investments (Cost $52,001,859) †	52,001,859
	Liabilities in excess of other assets — (5.2%)	(2,565,999)
	Net Assets — 100.0%	$49,435,860

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $4,859,844. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $3,887,884. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $717,946. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $777,581. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $3,887,895. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $3,887,877. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $7,775,761. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,943,948. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $11,663,635. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,943,939. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $11,695,680. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	03/06/09	$(44,355,956)	$(898,504)

Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	03/06/09	(31,422,204)	(46,957)

Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	03/06/09	(21,757,386)	(384,560)

		$(97,535,546)	$(1,330,021)

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 105.3%
$399,647	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $399,656(b)	$399,647
319,718	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $319,732(c)	319,718
59,039	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $59,040(d)	59,039
63,944	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $63,945(e)	63,944
319,718	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $319,735(f)	319,718
319,718	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $319,725 (g)	319,718
639,435	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $639,472 (h)	639,435
159,859	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $159,862(i)	159,859
959,151	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $959,173(j)	959,151
159,859	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $159,862(k)	159,859
961,786	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $961,807(l)	961,786
	Total Investments (Cost $4,361,874) †	4,361,874
	Liabilities in excess of other assets — (5.3%)	(221,216)
	Net Assets — 100.0%	$4,140,658

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $407,640. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $326,113. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $60,221. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $65,223. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $326,114. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $326,113. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $652,225. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $163,057. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $978,337. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $163,056. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $981,025. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	03/06/09	$(3,146,214)	$(46,400)

Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	03/06/09	(2,506,295)	(38,776)

Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	03/06/09	(2,490,627)	(78,885)

		$(8,143,136)	$(164,061)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 100.3%
$1,546,459	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,546,493(b)	$1,546,459
1,237,168	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,237,223 (c)	1,237,168
228,453	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $228,458 (d)	228,453
247,434	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $247,439(e)	247,434
1,237,168	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,237,235 (f)	1,237,168
1,237,168	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,237,196(g)	1,237,168
2,474,335	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $2,474,479(h)	2,474,335
618,584	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $618,597(i)	618,584
3,711,503	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $3,711,587(j)	3,711,503
618,584	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $618,595(k)	618,584
3,721,698	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,721,779(l)	3,721,698
	Total Investments (Cost $16,878,554) †	16,878,554
	Liabilities in excess of other assets — (0.3%)	(42,856)
	Net Assets — 100.0%	$16,835,698

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $1,577,388. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,261,914. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $233,028. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $252,385. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,261,918. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,261,912. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $2,523,825. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $630,959. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $3,785,736. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $630,956. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $3,796,136. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	03/06/09	$(19,953,264)	$—

Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	03/06/09	(13,524,064)	—

		$(33,477,328)	$—

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 101.0%
$5,845,246	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $5,845,373(b)	$5,845,246
4,676,198	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $4,676,407 (c)	4,676,198
863,500	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $863,518 (d)	863,500
935,240	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $935,260(e)	935,240
4,676,198	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $4,676,453 (f)	4,676,198
4,676,198	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $4,676,303(g)	4,676,198
9,352,395	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $9,352,941(h)	9,352,395
2,338,099	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,338,150(i)	2,338,099
14,028,593	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $14,028,909 (j)	14,028,593
2,338,099	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $2,338,140(k)	2,338,099
14,067,135	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $14,067,440(l)	14,067,135
	Total Investments (Cost $63,796,901) †	63,796,901
	Liabilities in excess of other assets — (1.0%)	(601,663)
	Net Assets — 100.0%	$63,195,238

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $5,962,152. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $4,769,733. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $880,791. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $953,953. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $4,769,746. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $4,769,724. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $9,539,455. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $2,384,874. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $14,309,177. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $2,384,863. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $14,348,490. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI EAFE had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI EAFE Index	03/06/09	$(29,774,650)	$(334,146)

Equity Index Swap Agreement based on the MSCI EAFE Index	03/06/09	(20,084,279)	(98,890)

Equity Index Swap Agreement based on the MSCI EAFE Index	03/06/09	(13,385,999)	(68,671)

		$(63,244,928)	$(501,707)

††           In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 101.9%
$3,686,177	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,686,257(b)	$3,686,177
2,948,942	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $2,949,074 (c)	2,948,942
544,547	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $544,558 (d)	544,547
589,788	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $589,801(e)	589,788
2,948,942	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $2,949,103 (f)	2,948,942
2,948,942	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $2,949,008(g)	2,948,942
5,897,884	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $5,898,228(h)	5,897,884
1,474,471	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,474,503(i)	1,474,471
8,846,826	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $8,847,025(j)	8,846,826
1,474,471	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $1,474,497(k)	1,474,471
8,871,131	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $8,871,323(l)	8,871,131
	Total Investments (Cost $40,232,121) †	40,232,121
	Liabilities in excess of other assets — (1.9%)	(765,045)
	Net Assets — 100.0%	$39,467,076

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $3,759,901. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $3,007,928. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $555,451. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $601,589. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $3,007,936. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $3,007,922. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $6,015,850. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $1,503,969. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $9,023,770. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $1,503,962. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $9,048,561. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI Emerging Markets had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/09	$(19,828,020)	$(251,909)

Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/09	(19,494,625)	(434,876)

		$(39,322,645)	$(686,785)

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements (a) - 101.9%
$9,426,722	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $9,426,926(b)	$9,426,722
7,541,379	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $7,541,716 (c)	7,541,379
1,392,579	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $1,392,608 (d)	1,392,579
1,508,276	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $1,508,309 (e)	1,508,276
7,541,379	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $7,541,790 (f)	7,541,379
7,541,379	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $7,541,549(g)	7,541,379
15,082,757	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $15,083,637(h)	15,082,757
3,770,689	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,770,771(i)	3,770,689
22,624,136	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $22,624,645 (j)	22,624,136
3,770,689	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $3,770,755(k)	3,770,689
22,686,292	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $22,686,784(l)	22,686,292
	Total Investments (Cost $102,886,277) †	102,886,277
	Liabilities in excess of other assets — (1.9%)	(1,882,579)
	Net Assets — 100.0%	$101,003,698

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $9,615,257. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $7,692,225. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $1,420,465. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $1,538,455. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $7,692,246. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $7,692,210. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $15,384,432. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $3,846,124. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $23,076,638. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $3,846,107. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $23,140,037. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI EAFE had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI EAFE Index	03/06/09	$(84,725,981)	$(417,169)

Equity Index Swap Agreement based on the MSCI EAFE Index	03/06/09	(80,013,757)	(811,651)

Equity Index Swap Agreement based on the MSCI EAFE Index	03/06/09	(37,120,271)	(587,431)

		$(201,860,009)	$(1,816,251)

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 96.3%
$34,860,389	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $34,861,144 (b)	$34,860,389
27,888,311	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $27,889,558(c)	27,888,311
5,149,813	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $5,149,920 (d)	5,149,813
5,577,662	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $5,577,783 (e)	5,577,662
27,888,311	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $27,889,829(f)	27,888,311
27,888,311	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $27,888,938(g)	27,888,311
55,776,622	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $55,779,876(h)	55,776,622
13,944,156	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $13,944,458 (i)	13,944,156
83,664,933	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $83,666,815 (j)	83,664,933
13,944,156	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $13,944,400(k)	13,944,156
83,894,790	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $83,896,608(l)	83,894,790
	Total Investments
	(Cost $380,477,454) †	380,477,454
	Other assets less liabilities — 3.7%	14,579,466
	Net Assets — 100.0%	$395,056,920

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $35,557,597. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $28,446,145. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $5,252,935. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $5,689,264. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $28,446,222. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $28,446,090. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $56,892,229. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $14,223,118. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $85,338,304. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $14,223,054. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $85,572,757. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/09	$(195,208,042)	$—

Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/09	(191,229,941)	(4,330,677)

Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/09	(189,787,374)	(4,572,276)

Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/09	(146,693,543)	(6,207,410)

Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/09	(58,238,326)	(716,460)

		$(781,157,226)	$(15,826,823)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 103.6%
$2,262,098	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $2,262,147(b)	$2,262,098
1,809,678	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $1,809,759 (c)	1,809,678
334,172	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $334,179 (d)	334,172
361,936	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $361,944 (e)	361,936
1,809,678	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $1,809,777 (f)	1,809,678
1,809,678	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $1,809,719(g)	1,809,678
3,619,356	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $3,619,567(h)	3,619,356
904,839	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $904,859(i)	904,839
5,429,034	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $5,429,156(j)	5,429,034
904,839	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $904,855(k)	904,839
5,443,950	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $5,444,068(l)	5,443,950
	Total Investments
	(Cost $24,689,258) †	24,689,258
	Liabilities in excess of other assets — (3.6%)	(852,469)
	Net Assets — 100.0%	$23,836,789

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $2,307,340. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $1,845,876. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $340,864. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $369,178. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $1,845,881. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $1,845,872. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $3,691,748. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $922,941. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $5,537,619. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $922,937. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $5,552,834. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Japan had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Japan Index	03/06/09	$(27,928,514)	$(553,338)

Equity Index Swap Agreement based on the MSCI Japan Index	03/06/09	(19,483,233)	(242,367)

		$(47,411,747)	$(795,705)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE/Xinhua China 25

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 87.0%
$21,809,211	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $21,809,684 (b)	$21,809,211
17,447,369	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $17,448,149(c)	17,447,369
3,221,804	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $3,221,871 (d)	3,221,804
3,489,474	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $3,489,550 (e)	3,489,474
17,447,369	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $17,448,319(f)	17,447,369
17,447,369	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $17,447,762(g)	17,447,369
34,894,737	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $34,896,773(h)	34,894,737
8,723,684	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $8,723,873(i)	8,723,684
52,342,106	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $52,343,284 (j)	52,342,106
8,723,684	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $8,723,837(k)	8,723,684
52,485,909	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $52,487,046(l)	52,485,909
	Total Investments
	(Cost $238,032,716) †	238,032,716
	Other assets less liabilities — 13.0%	35,424,116
	Net Assets — 100.0%	$273,456,832

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $22,245,395. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $17,796,359. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $3,286,319. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $3,559,294. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $17,796,407. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $17,796,324. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $35,592,679. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $8,898,207. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $53,388,993. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $8,898,167. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $53,535,671. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	03/06/09	$(172,086,368)	$—

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	03/06/09	(142,562,676)	—

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	03/06/09	(124,869,614)	—

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	03/06/09	(86,553,660)	(1,030,379)

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	03/06/09	(15,787,292)	—

		$(541,859,610)	$(1,030,379)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 88.4%
$29,514,920	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $29,515,559 (b)	$29,514,920
23,611,936	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $23,612,992(c)	23,611,936
4,360,144	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $4,360,235 (d)	4,360,144
4,722,387	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $4,722,489 (e)	4,722,387
23,611,936	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $23,613,222(f)	23,611,936
23,611,936	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $23,612,467(g)	23,611,936
47,223,872	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $47,226,627(h)	47,223,872
11,805,968	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $11,806,224 (i)	11,805,968
70,835,807	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $70,837,401 (j)	70,835,807
11,805,968	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $11,806,175(k)	11,805,968
71,030,418	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $71,031,957(l)	71,030,418
	Total Investments
	(Cost $322,135,292) †	322,135,292
	Other assets less liabilities — 11.6%	42,338,146
	Net Assets — 100.0%	$364,473,438

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $30,105,218. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $24,084,232. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $4,447,453. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $4,816,876. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $24,084,297. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $24,084,185. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $48,168,413. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $12,042,154. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $72,252,584. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $12,042,100. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $72,451,087. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

U.S. 10 Year Note Futures Contracts	340	06/19/09	$40,810,625	$341,976

Cash collateral in the amount of $913,717 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Barclays Capital 7-10 Year U.S. Treasury Index	03/06/09	$(417,444,921)	$(1,794,640)

Equity Index Swap Agreement based on the Barclays Capital 7-10 Year U.S. Treasury Index	03/06/09	(183,518,581)	(265,160)

Equity Index Swap Agreement based on the Barclays Capital 7-10 Year U.S. Treasury Index	03/06/09	(95,960,922)	(113,174)

		$(696,924,424)	$(2,172,974)

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 82.9%
$250,006,480	Bank of America Corp., 0.26%, dated 02/27/09, due 03/02/09, total to be received $250,011,897 (b)	$250,006,480
200,005,184	Credit Suisse (USA) LLC, 0.23%, dated 02/24/09, due 03/03/09, total to be received $200,014,129(c)	200,005,184
36,932,650	Credit Suisse (USA) LLC, 0.25%, dated 02/27/09, due 03/02/09, total to be received $36,933,419(d)	36,932,650
40,001,037	Credit Suisse (USA) LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $40,001,904(e)	40,001,037
200,005,184	Credit Suisse (USA) LLC, 0.28%, dated 02/24/09, due 03/03/09, total to be received $200,016,073(f)	200,005,184
200,005,184	ING Financial Markets LLC, 0.27%, dated 02/27/09, due 03/02/09, total to be received $200,009,684(g)	200,005,184
400,010,368	ING Financial Markets LLC, 0.30%, dated 02/25/09, due 03/04/09, total to be received $400,033,702(h)	400,010,368
100,002,592	JPMorgan Chase & Co., 0.26%, dated 02/27/09, due 03/02/09, total to be received $100,004,759 (i)	100,002,592
600,015,551	JPMorgan Chase & Co., 0.27%, dated 02/27/09, due 03/02/09, total to be received $600,029,051 (j)	600,015,551
100,002,592	UBS Warburg LLC, 0.21%, dated 02/27/09, due 03/02/09, total to be received $100,004,342(k)	100,002,592
601,664,007	UBS Warburg LLC, 0.26%, dated 02/27/09, due 03/02/09, total to be received $601,677,043(l)	601,664,007
	Total Investments
	(Cost $2,728,650,829) †	2,728,650,829
	Other assets less liabilities — 17.1%	560,893,365
	Net Assets — 100.0%	$3,289,544,194

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 6.00%, due 09/20/38, which had a total value of $255,006,610. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.38% to 6.13%, due 11/15/27 to 02/15/31; U.S. Treasury Notes, 3.13% to 3.25%, due 12/31/09 to 08/31/13, which had a total value of $204,005,774. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 3.13% to 4.00%, due 09/30/13 to 02/15/15, which had a total value of $37,672,200. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.50%, due 05/15/33 to 01/15/39, which had a total value of $40,801,407. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 8.00%, due 04/15/18 to 02/15/39, which had a total value of $204,006,323. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 5.38%, due 03/06/09 to 06/14/13; Federal Home Loan Mortgage Corp., 0% to 5.25%, due 03/09/09 to 04/18/16; Federal National Mortgage Association, 0% to 6.18%, due 03/25/09 to 01/25/28; U.S. Treasury Notes, 3.75% to 3.88%, due 05/15/18 to 11/15/18, which had a total value of $204,005,382. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.50%, due 06/04/09 to 12/20/22; Federal Home Loan Mortgage Corp., 1.15% to 6.00%, due 03/05/09 to 06/30/23; Federal National Mortgage Association, 0% to 7.25%, due 05/15/09 to 05/15/30, which had a total value of $408,011,115. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0% to 2.63%, due 07/15/15 to 01/15/18, which had a total value of $102,003,215. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/02/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 03/30/09; Federal National Mortgage Association, 0% to 5.05%, due 03/12/09 to 07/02/18, which had a total value of $612,016,387. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/25/09 to 02/01/10, which had a total value of $102,002,750. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 9.00%, due 03/05/09 to 02/01/10; Federal Home Loan Mortgage Corp., 0%, due 04/14/09 to 10/13/09; Federal National Mortgage Association, 0% to 6.46%, due 03/02/09 to 09/01/28, which had a total value of $613,697,801. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

U.S. Long Bond Futures Contracts	3,995	06/19/09	$492,758,281	$10,076,071

Cash collateral in the amount of $16,061,476 was pledged to cover margin requirements for open futures contracts as of February 28, 2009.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 28, 2009:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Barclays Capital 20+ Year U.S. Treasury Index	03/06/09	$(3,129,002,145)	$(10,774,688)

Equity Index Swap Agreement based on the Barclays Capital 20+ Year U.S. Treasury Index	03/06/09	(2,245,849,751)	7,355,984

Equity Index Swap Agreement based on the Barclays Capital 20+ Year U.S. Treasury Index	03/06/09	(874,545,182)	4,620,371

		$(6,249,397,078)	$1,201,667

See accompanying notes to schedules of portfolio investments.

ProShares Trust Notes to Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

1. Organization

ProShares Trust, a Delaware statutory trust, (the “Trust”) was formed on May 29, 2002, and has authorized capital of unlimited shares at no par value. The Trust is comprised of 64 active Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to the Investment Company Act of 1940 (“1940 Act”).

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShares Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P 500®  at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures and swap agreements) are generally valued using third party pricing services or other procedures approved by the Board. Future contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Funds’ own assumptions in determining the fair value of investments).

ProShares Trust Notes to Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

The following is a summary of the inputs used to value each Fund’s net assets as of February 28, 2009:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Ultra QQQ®	$1,037,832,816	$(4,468,085)	$—	$174,338,581	$(126,883,288)	$1,212,171,397	$(131,351,373)
Ultra Dow30SM	671,522,544	(6,390,469)	—	185,368,121	(130,235,023)	856,890,665	(136,625,492)
Ultra S&P500®	2,723,691,331	(26,171,452)	—	669,401,658	(411,186,089)	3,393,092,989	(437,357,541)
Ultra MidCap400	78,554,335	(514,644)	—	18,828,205	(15,816,405)	97,382,540	(16,331,049)
Ultra SmallCap600	32,955,920	—	—	9,922,109	(8,077,992)	42,878,029	(8,077,992)
Ultra Russell2000	197,765,189	(3,028,022)	—	49,999,772	(42,541,074)	247,764,961	(45,569,096)
Ultra Russell1000 Value	12,189,106	—	—	4,500,173	(3,432,357)	16,689,279	(3,432,357)
Ultra Russell1000 Growth	16,954,387	—	—	3,867,059	(3,256,725)	20,821,446	(3,256,725)
Ultra Russell MidCap Value	6,491,706	—	—	2,043,401	(1,430,166)	8,535,107	(1,430,166)
Ultra Russell MidCap Growth	8,801,660	—	—	2,312,020	(1,742,039)	11,113,680	(1,742,039)
Ultra Russell2000 Value	10,467,802	—	—	3,730,597	(2,882,197)	14,198,399	(2,882,197)
Ultra Russell2000 Growth	11,877,563	—	—	3,109,414	(2,581,430)	14,986,977	(2,581,430)
Ultra Basic Materials	271,156,236	—	—	90,064,014	(59,292,183)	361,220,250	(59,292,183)
Ultra Consumer Goods	8,613,122	—	—	2,028,847	(1,200,403)	10,641,969	(1,200,403)
Ultra Consumer Services	6,190,261	—	—	1,422,672	(869,426)	7,612,933	(869,426)
Ultra Financials	1,553,666,241	—	—	512,375,747	(405,765,905)	2,066,041,988	(405,765,905)
Ultra Health Care	38,647,220	—	—	7,174,266	(9,011,661)	45,821,486	(9,011,661)
Ultra Industrials	10,248,644	—	—	4,582,360	(2,166,692)	14,831,004	(2,166,692)
Ultra Oil & Gas	833,956,909	—	—	164,185,319	(106,222,992)	998,142,228	(106,222,992)
Ultra Real Estate	139,549,081	—	—	33,029,869	(30,750,641)	172,578,950	(30,750,641)
Ultra Semiconductors	53,171,351	—	—	15,006,021	(8,905,643)	68,177,372	(8,905,643)
Ultra Technology	64,258,688	—	—	16,348,011	(10,695,260)	80,606,699	(10,695,260)
Ultra Telecommunications	7,567,113	—	—	1,805,242	(671,795)	9,372,355	(671,795)
Ultra Utilities	21,864,708	—	—	5,536,385	(3,572,611)	27,401,093	(3,572,611)
Short QQQ®	—	1,084,428	—	113,193,202	—	113,193,202	1,084,428
Short Dow30SM	—	3,765,935	—	249,570,385	—	249,570,385	3,765,935
Short S&P500®	—	11,095,913	—	741,397,948	—	741,397,948	11,095,913
Short MidCap400	—	482,857	—	35,116,745	(186,862)	35,116,745	295,995
Short SmallCap600	—	—	—	26,508,816	—	26,508,816	—
Short Russell2000	—	2,084,314	—	82,091,794	—	82,091,794	2,084,314
UltraShort QQQ®	—	7,432,370	—	604,243,474	(4,404,616)	604,243,474	3,027,754
UltraShort Dow30SM	—	7,676,013	—	467,580,375	—	467,580,375	7,676,013
UltraShort S&P500®	—	50,700,202	—	2,562,921,489	—	2,562,921,489	50,700,202
UltraShort MidCap400	—	1,063,141	—	73,542,197	(1,210,532)	73,542,197	(147,391)
UltraShort SmallCap600	—	—	—	35,437,538	—	35,437,538	—
UltraShort Russell2000	—	14,632,844	—	543,047,534	(298,742)	543,047,534	14,334,102
UltraShort Russell1000 Value	—	—	—	36,020,591	(62,812)	36,020,591	(62,812)
UltraShort Russell1000 Growth	—	—	—	36,239,396	—	36,239,396	—
UltraShort Russell MidCap Value	—	—	—	8,951,775	(2,794)	8,951,775	(2,794)
UltraShort Russell MidCap Growth	—	—	—	14,105,205	(27,511)	14,105,205	(27,511)
UltraShort Russell2000 Value	—	—	—	23,543,249	—	23,543,249	—
UltraShort Russell2000 Growth	—	—	—	18,689,391	—	18,689,391	—
Short Financials	—	—	—	66,153,545	(2,286,280)	66,153,545	(2,286,280)
Short Oil & Gas	—	—	—	4,970,624	(44,759)	4,970,624	(44,759)
UltraShort Basic Materials	—	—	—	77,208,493	(1,084,489)	77,208,493	(1,084,489)
UltraShort Consumer Goods	—	—	—	51,501,886	—	51,501,886	—
UltraShort Consumer Services	—	—	—	173,395,452	(999,179)	173,395,452	(999,179)
UltraShort Financials	—	—	—	446,755,957	(32,055,002)	446,755,957	(32,055,002)
UltraShort Health Care	—	—	—	5,181,638	—	5,181,638	—
UltraShort Industrials	—	—	—	33,304,321	—	33,304,321	—
UltraShort Oil & Gas	—	—	—	183,902,213	(6,514,544)	183,902,213	(6,514,544)
UltraShort Real Estate	—	—	—	946,418,839	(5,691,062)	946,418,839	(5,691,062)
UltraShort Semiconductors	—	—	—	26,783,462	(2,981,798)	26,783,462	(2,981,798)
UltraShort Technology	—	—	—	52,001,859	(1,330,021)	52,001,859	(1,330,021)
UltraShort Telecommunications	—	—	—	4,361,874	(164,061)	4,361,874	(164,061)
UltraShort Utilities	—	—	—	16,878,554	—	16,878,554	—
Short MSCI EAFE	—	—	—	63,796,901	(501,707)	63,796,901	(501,707)
Short MSCI Emerging Markets	—	—	—	40,232,121	(686,785)	40,232,121	(686,785)
UltraShort MSCI EAFE	—	—	—	102,886,277	(1,816,251)	102,886,277	(1,816,251)
UltraShort MSCI Emerging Markets	—	—	—	380,477,454	(15,826,823)	380,477,454	(15,826,823)
UltraShort MSCI Japan	—	—	—	24,689,258	(795,705)	24,689,258	(795,705)
UltraShort FTSE/Xinhua China 25	—	—	—	238,032,716	(1,030,379)	238,032,716	(1,030,379)
UltraShort 7-10 Year Treasury	—	341,976	—	322,135,292	(2,172,974)	322,135,292	(1,830,998)
UltraShort 20+ Year Treasury	—	10,076,071	—	2,728,650,829	1,201,667	2,728,650,829	11,277,738

*Other financial instruments are derivative instruments, such as future and swap contracts, which are valued at unrealized appreciation/depreciation on the instrument.

ProShares Trust Notes to Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

At February 28, 2009 there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

American Depositary Receipts (“ADRs”)

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivative Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund’s investment objective.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Investments and the volume of these open positions relative to the net asset of each respective Fund is generally representative of the volume of positions open throughout the reporting period for each respective Fund.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated SFAS 161 and determined that it will not have a material impact on the Funds’ financial statements. SFAS 161 does, however, require enhanced disclosures about Funds’ derivative and hedging activities.

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

ProShares Trust Notes to Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a  specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (specifically equity price risk) and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for a specified period, ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, each Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk (equity price risk for all Funds except for the UltraShort 7-10 and 20+ Year Treasury Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of

ProShares Trust Notes to Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor.

The Funds collateralize swap agreements with certain securities as indicated on their Schedule of Investments and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising its right with respect to the collateral.

The Funds remain subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

3. Securities Transactions, Related Income and Allocations

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the Funds, including graphs which illustrate the impact of leverage on Fund performance.

Concentration Risk

Each Ultra Sector and Short Sector, Ultra Russell2000 Growth and UltraShort FTSE/ Xinhua China 25 will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective.  A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests.  A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for

ProShares Trust Notes to Schedule of Portfolio Investments

February 28, 2009 (Unaudited)

fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage to the extent that the Funds’ exposure to the markets exceed the net assets of the Fund, each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 27, 2009

By:	/s/ Charles Todd
Charles Todd
Treasurer
April 27, 2009